UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 29, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim Small Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

GuggenheimInvestments.com	SBE-SEMI-0318x0918

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
ALPHA OPPORTUNITY FUND	9
LARGE CAP VALUE FUND	23
MARKET NEUTRAL REAL ESTATE FUND	33
RISK MANAGED REAL ESTATE FUND	41
SMALL CAP VALUE FUND	54
STYLEPLUS—LARGE CORE FUND	65
STYLEPLUS—MID GROWTH FUND	77
WORLD EQUITY INCOME FUND	89
NOTES TO FINANCIAL STATEMENTS	100
OTHER INFORMATION	113
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	114
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	118

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Security Investors, LLC, and Guggenheim Partners Investment Management, LLC (“GPIM”) (together, “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the semiannual fiscal period ended March 29, 2018.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
Guggenheim Partners Investment Management, LLC

April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Alpha Opportunity Fund is subject to a number of risks and is not suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. There can be no guarantee the Fund will achieve its investment objective. ●The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ●The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ●In certain circumstances the Fund may be subject to liquidity risk and it may be difficult for the fund to purchase and sell particular investments within a reasonable time at a fair price. ●In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ●The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● See the prospectus for more information on these and additional risks.

Large Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means an investor could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. The Fund is subject to risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

Market Neutral Real Estate Fund may not be suitable for all investors. ● Investing involves risk, including the possible loss of principal. ● There are no assurances that the Fund will achieve its objective and/or strategy. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s use of derivatives such as futures, options, and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● When market conditions are deemed appropriate, the fund may leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in other investment vehicles subject the fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the Funds’ holdings in issuers of the same or similar offerings. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 29, 2018

individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. This strategy may not be suitable for all investors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Risk Managed Real Estate Fund may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time ● Investing involves risk, including the possible loss of principal. ● There are no assurances that the fund will achieve its objective and/or strategy. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● When market conditions are deemed appropriate, the Fund may leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the funds’ holdings in issuers of the same or similar offerings. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. This strategy may not be suitable for all investors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell you shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Small Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investing in securities of small-capitalization companies may involve a greater risk of loss and more abrupt fluctuations in market price than investments in larger-capitalization companies.

StylePlus—Large Core Fund may not be suitable for all investors. ● Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Fund may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Fund may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

StylePlus—Mid Growth Fund may not be suitable for all investors. ● Investments in mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Fund may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions, among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Fund may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

World Equity Income Fund may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ●The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risks). Additionally, the Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ●The Fund’s use of leverage, through instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ●The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ●The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-denominate capitalization range may underperform other segments of the equity market or the equity market as a whole. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

FTSE NAREIT Equity REITs Index is one of the FTSE NAREIT US Real Estate Index Series that contains all Equity REITs not designated as Timber REITs or Infrastructure REITs. FTSE NAREIT US Real Estate Index Series is designed to present investors with a comprehensive family of REIT performance indexes that spans the commercial real estate space across the US economy. The index series provides investors with exposure to all investment and property sectors. In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets. The National Association of Real Estate Investment Trusts (NAREIT) is the trade association for REITs and publicly traded real estate companies with an interest in the US property and investment markets.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Morningstar Long/Short Equity Category Average is the average return of funds Morningstar places in a given category based on their portfolio statistics and compositions over the past three years. Long-short portfolios hold sizeable stakes in both long and short positions in equities, exchange traded funds, and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. At least 75% of the assets are in equity securities or derivatives, and funds in the category will typically have beta values to relevant benchmarks of between 0.3 and 0.8 over a three-year period.

Russell 1000® Value Index is a measure of the performance for the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

Russell Midcap Growth® Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 are for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Alpha Opportunity Fund
A-Class	1.57%	(0.31%)	$ 1,000.00	$ 996.90	$ 7.73
C-Class	2.31%	(0.69%)	1,000.00	993.10	11.35
P-Class	1.58%	(0.30%)	1,000.00	997.00	7.78
Institutional Class	1.11%	(0.08%)	1,000.00	999.20	5.47
Large Cap Value Fund
A-Class	1.15%	3.51%	1,000.00	1,035.10	5.77
C-Class	1.90%	3.13%	1,000.00	1,031.30	9.52
P-Class	1.15%	3.51%	1,000.00	1,035.10	5.77
Institutional Class	0.90%	3.60%	1,000.00	1,036.00	4.52
Market Neutral Real Estate Fund
A-Class	1.60%	4.07%	1,000.00	1,040.70	8.05
C-Class	2.35%	3.72%	1,000.00	1,037.20	11.80
P-Class	1.64%	4.03%	1,000.00	1,040.30	8.25
Institutional Class	1.40%	4.17%	1,000.00	1,041.70	7.05
Risk Managed Real Estate Fund
A-Class	1.36%	(2.49%)	1,000.00	975.10	6.62
C-Class	2.10%	(2.81%)	1,000.00	971.90	10.21
P-Class	1.36%	(2.49%)	1,000.00	975.10	6.62
Institutional Class	1.08%	(2.34%)	1,000.00	976.60	5.26
Small Cap Value Fund
A-Class	1.30%	(0.45%)	1,000.00	995.50	6.40
C-Class	2.05%	(0.86%)	1,000.00	991.40	10.07
P-Class	1.30%	(0.46%)	1,000.00	995.40	6.40
Institutional Class	1.05%	(0.33%)	1,000.00	996.70	5.17
StylePlus—Large Core Fund
A-Class	1.27%	5.69%	1,000.00	1,056.90	6.44
C-Class	2.15%	5.20%	1,000.00	1,052.00	10.88
P-Class	1.42%	5.55%	1,000.00	1,055.50	7.20
Institutional Class	0.98%	5.86%	1,000.00	1,058.60	4.97
StylePlus—Mid Growth Fund
A-Class	1.43%	8.21%	1,000.00	1,082.10	7.34
C-Class	2.22%	7.82%	1,000.00	1,078.20	11.38
P-Class	1.51%	8.12%	1,000.00	1,081.20	7.75
Institutional Class	1.10%	8.39%	1,000.00	1,083.90	5.65
World Equity Income Fund
A-Class	1.22%	3.08%	1,000.00	1,030.80	6.11
C-Class	1.97%	2.70%	1,000.00	1,027.00	9.85
P-Class	1.22%	3.05%	1,000.00	1,030.50	6.11
Institutional Class	0.97%	3.21%	1,000.00	1,032.10	4.86

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Alpha Opportunity Fund
A-Class	1.57%	5.00%	$ 1,000.00	$ 1,017.10	$ 7.90
C-Class	2.31%	5.00%	1,000.00	1,013.41	11.60
P-Class	1.58%	5.00%	1,000.00	1,017.05	7.95
Institutional Class	1.11%	5.00%	1,000.00	1,019.40	5.59
Large Cap Value Fund
A-Class	1.15%	5.00%	1,000.00	1,019.20	5.79
C-Class	1.90%	5.00%	1,000.00	1,015.46	9.55
P-Class	1.15%	5.00%	1,000.00	1,019.20	5.79
Institutional Class	0.90%	5.00%	1,000.00	1,020.44	4.53
Market Neutral Real Estate Fund
A-Class	1.60%	5.00%	1,000.00	1,016.95	8.05
C-Class	2.35%	5.00%	1,000.00	1,013.21	11.80
P-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
Institutional Class	1.40%	5.00%	1,000.00	1,017.95	7.04
Risk Managed Real Estate Fund
A-Class	1.36%	5.00%	1,000.00	1,018.15	6.84
C-Class	2.10%	5.00%	1,000.00	1,014.46	10.55
P-Class	1.36%	5.00%	1,000.00	1,018.15	6.84
Institutional Class	1.08%	5.00%	1,000.00	1,019.55	5.44
Small Cap Value Fund
A-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
C-Class	2.05%	5.00%	1,000.00	1,014.71	10.30
P-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
Institutional Class	1.05%	5.00%	1,000.00	1,019.70	5.29
StylePlus—Large Core Fund
A-Class	1.27%	5.00%	1,000.00	1,018.60	6.39
C-Class	2.15%	5.00%	1,000.00	1,014.21	10.80
P-Class	1.42%	5.00%	1,000.00	1,017.85	7.14
Institutional Class	0.98%	5.00%	1,000.00	1,020.04	4.94
StylePlus—Mid Growth Fund
A-Class	1.43%	5.00%	1,000.00	1,017.80	7.19
C-Class	2.22%	5.00%	1,000.00	1,013.86	11.15
P-Class	1.51%	5.00%	1,000.00	1,017.40	7.59
Institutional Class	1.10%	5.00%	1,000.00	1,019.45	5.54
World Equity Income Fund
A-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
C-Class	1.97%	5.00%	1,000.00	1,015.11	9.90
P-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
Institutional Class	0.97%	5.00%	1,000.00	1,020.09	4.89

[1]	This ratio represents annualized net expenses, which may include short dividend and interest expenses. Excluding these expenses, the operating expense ratio for the Alpha Opportunity Fund would be 1.51%, 2.19%, 1.50% and 1.10% and the Risk Managed Real Estate Fund would be 1.25%, 2.04%, 1.29% and 1.00% for the A-Class, C-Class, P-Class and Institutional Class, respectively. Excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses in table 1 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
C-Class	July 7, 2003
P-Class	May 1, 2015
Institutional Class	November 7, 2008

Ten Largest Holdings (% of Total Net Assets)
General Mills, Inc.	1.6%
Edgewell Personal Care Co.	1.2%
El Paso Electric Co.	1.2%
CenterPoint Energy, Inc.	1.2%
Archer-Daniels-Midland Co.	1.2%
Consolidated Edison, Inc.	1.2%
Kimberly-Clark Corp.	1.2%
National Fuel Gas Co.	1.2%
Verizon Communications, Inc.	1.2%
Portland General Electric Co.	1.2%
Top Ten Total	12.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(0.31%)	(0.20%)	7.61%	7.48%
A-Class Shares with sales charge‡	(5.04%)	(4.93%)	6.56%	6.85%
C-Class Shares	(0.69%)	(0.93%)	6.82%	6.64%
C-Class Shares with CDSC§	(1.61%)	(1.85%)	6.82%	6.64%
Morningstar Long/Short Equity Category Average	2.98%	6.93%	4.32%	4.59%
S&P 500 Index	5.84%	13.99%	13.31%	9.49%
S&P 500 Index - Blended**	0.64%	1.11%	10.71%	8.23%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.34%	0.34%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		(0.30%)	(0.05%)	3.51%
Morningstar Long/Short Equity Category Average		2.98%	6.93%	2.31%
S&P 500 Index		5.84%	13.99%	10.32%
S&P 500 Index - Blended**		0.64%	1.11%	6.04%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index		0.64%	1.11%	0.54%
	6 month†	1 Year	5 Year	Since Inception (11/07/08)
Institutional Class Shares	(0.08%)	0.37%	8.04%	12.35%
Morningstar Long/Short Equity Category Average	2.98%	6.93%	4.32%	6.12%
S&P 500 Index	5.84%	13.99%	13.31%	14.16%
S&P 500 Index - Blended**	0.64%	1.11%	10.71%	12.76%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.34%	0.25%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, S&P 500 Index and the Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective March 13, 2017, the Fund changed its principal investment strategy. As a result of the investment strategy change, the Fund’s new benchmark is the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund’s performance was previously compared to the S&P 500 Index. The S&P 500 Index-Blended uses performance data for the S&P 500 Index from 09/30/03 to 03/12/17, and the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from 03/13/17 to 03/29/18.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
ALPHA OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS† - 103.3%

Consumer, Non-cyclical - 33.4%
General Mills, Inc.[1]	76,323	$3,439,114
Edgewell Personal Care Co.*	54,561	2,663,668
Archer-Daniels-Midland Co.[1]	60,121	2,607,448
Kimberly-Clark Corp.[1]	23,632	2,602,592
Molson Coors Brewing Co. — Class B1	33,686	2,537,566
Johnson & Johnson[1]	19,529	2,502,641
Merck & Company, Inc.[1]	43,716	2,381,210
Tyson Foods, Inc. — Class A1	32,451	2,375,089
Ingredion, Inc.	18,359	2,366,842
Celgene Corp.*,1	26,520	2,365,849
Biogen, Inc.*,1	8,624	2,361,424
Gilead Sciences, Inc.[1]	31,264	2,356,993
Amgen, Inc.1	13,170	2,245,222
Pilgrim’s Pride Corp.*	90,772	2,233,899
Sanderson Farms, Inc.	18,718	2,227,816
Pfizer, Inc.[1]	61,227	2,172,946
Mylan N.V.*	46,083	1,897,237
Western Union Co.	95,471	1,835,907
US Foods Holding Corp.*	55,271	1,811,231
Zimmer Biomet Holdings, Inc.[1]	15,264	1,664,387
United Therapeutics Corp.*	14,666	1,647,872
Prestige Brands Holdings, Inc.*	47,666	1,607,298
CVS Health Corp.[1]	20,526	1,276,922
McKesson Corp.[1]	8,965	1,262,900
Cardinal Health, Inc.[1]	19,504	1,222,511
Performance Food Group Co.*	40,902	1,220,925
Travelport Worldwide Ltd.	62,856	1,027,067
Darling Ingredients, Inc.*	57,308	991,428
AmerisourceBergen Corp. — Class A1	11,452	987,277
Conagra Brands, Inc.[1]	24,566	905,994
Boston Beer Company, Inc. — Class A*	4,682	885,132
CoreLogic, Inc.*	19,258	871,039
Charles River Laboratories International, Inc.*	8,114	866,088
United Natural Foods, Inc.*	19,876	853,476
Perrigo Company plc	10,187	848,985
Eli Lilly & Co.[1]	10,327	799,000
Medtronic plc	9,933	796,825
TreeHouse Foods, Inc.*	20,111	769,648
USANA Health Sciences, Inc.*	8,481	728,518
WellCare Health Plans, Inc.*	3,605	698,036
Quanta Services, Inc.*	20,226	694,763
Sabre Corp.	29,766	638,481
Dean Foods Co.	73,749	635,716
Kroger Co.[1]	23,254	556,701
Horizon Pharma plc*	37,875	537,825
Allergan plc1	3,145	529,272
SpartanNash Co.	29,632	509,967
Eagle Pharmaceuticals, Inc.*	9,459	498,395
Cardtronics plc — Class A*	20,544	458,337
Versartis, Inc.*	267,550	441,457
Total Consumer, Non-cyclical		72,416,936

Industrial - 17.0%
Greenbrier Companies, Inc.	46,391	2,331,148
Cummins, Inc.[1]	13,751	2,228,900
Regal Beloit Corp.	30,213	2,216,124
Owens Corning	27,513	2,212,045
Genesee & Wyoming, Inc. — Class A*	27,831	1,970,156
Tech Data Corp.*	18,380	1,564,689
Carlisle Companies, Inc.	14,916	1,557,379
Fluor Corp.	26,232	1,500,995
Jabil, Inc.	50,832	1,460,403
Vishay Intertechnology, Inc.	74,531	1,386,277
Snap-on, Inc.	9,245	1,364,007
Benchmark Electronics, Inc.	44,164	1,318,295
EnerSys	18,949	1,314,492
KBR, Inc.	78,703	1,274,202
AGCO Corp.	19,360	1,255,496
EMCOR Group, Inc.	14,918	1,162,560
Energizer Holdings, Inc.	15,714	936,240
Spirit AeroSystems Holdings, Inc. — Class A	10,503	879,101
Owens-Illinois, Inc.*	34,728	752,209
Evoqua Water Technologies Corp.*	32,805	698,418
Crane Co.	7,458	691,655
Coherent, Inc.*	3,652	684,385
Gibraltar Industries, Inc.*	18,729	633,977
Acuity Brands, Inc.	4,359	606,729
Belden, Inc.	8,045	554,623
Rexnord Corp.*	18,497	548,991
Masco Corp.[1]	13,165	532,392
AECOM*	14,883	530,281
Trinity Industries, Inc.	16,214	529,063
Kansas City Southern[1]	4,665	512,450
Louisiana-Pacific Corp.	17,666	508,251
Norfolk Southern Corp.[1]	3,675	498,992
Applied Optoelectronics, Inc.*	19,220	481,653
Sanmina Corp.*	5,583	145,996
Total Industrial		36,842,574

Communications - 12.7%
Verizon Communications, Inc.[1]	54,196	2,591,653
Omnicom Group, Inc.[1]	35,370	2,570,338
Comcast Corp. — Class A1	74,293	2,538,592
Juniper Networks, Inc.[1]	91,266	2,220,502
Cisco Systems, Inc.[1]	48,263	2,070,000
Telephone & Data Systems, Inc.	72,331	2,027,438
Gannett Company, Inc.	153,703	1,533,956
InterDigital, Inc.	20,238	1,489,517
News Corp. — Class A	87,053	1,375,437
ARRIS International plc*	47,879	1,272,145
Sprint Corp.*,1	200,039	976,190
Nexstar Media Group, Inc. — Class A	14,303	951,150
AMC Networks, Inc. — Class A*	17,066	882,312
TEGNA, Inc.	73,103	832,643
Interpublic Group of Companies, Inc.	34,570	796,147
Scholastic Corp.	16,389	636,549
Motorola Solutions, Inc.[1]	5,778	608,423
Gray Television, Inc.*	47,220	599,694

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
ALPHA OPPORTUNITY FUND

	Shares	Value

New Media Investment Group, Inc.	33,738	$578,269
F5 Networks, Inc.*	3,441	497,603
MSG Networks, Inc. — Class A*	21,862	494,081
Total Communications		27,542,639

Utilities - 11.5%
El Paso Electric Co.	51,870	2,645,370
CenterPoint Energy, Inc.[1]	95,462	2,615,659
Consolidated Edison, Inc.[1]	33,418	2,604,599
National Fuel Gas Co.	50,543	2,600,438
Portland General Electric Co.	63,820	2,585,348
Ameren Corp.1	45,018	2,549,369
PNM Resources, Inc.	64,636	2,472,327
Exelon Corp.[1]	53,827	2,099,791
FirstEnergy Corp.[1]	60,174	2,046,518
UGI Corp.	43,127	1,915,701
PG&E Corp.[1]	18,125	796,231
Total Utilities		24,931,351

Technology - 9.1%
DXC Technology Co.[1]	19,261	1,936,308
HP, Inc.[1]	88,045	1,929,946
Cirrus Logic, Inc.*	44,697	1,816,039
NetApp, Inc.[1]	27,566	1,700,546
Western Digital Corp.[1]	15,807	1,458,512
Convergys Corp.	63,091	1,427,118
Dell Technologies Incorporated Class V — Class V*	16,879	1,235,712
MAXIMUS, Inc.	16,197	1,080,988
ON Semiconductor Corp.*,1	41,600	1,017,536
International Business Machines Corp.[1]	5,318	815,941
CA, Inc.[1]	23,721	804,142
Micron Technology, Inc.*,1	15,092	786,897
Xerox Corp.	23,450	674,891
KLA-Tencor Corp.[1]	5,786	630,732
Seagate Technology plc	10,563	618,147
Kulicke & Soffa Industries, Inc.*	23,751	594,012
Oracle Corp.[1]	12,716	581,757
NCR Corp.*	16,153	509,143
Icad, Inc.*	71,645	220,667
Total Technology		19,839,034

Consumer, Cyclical - 7.4%
Southwest Airlines Co.[1]	42,806	2,451,928
Allison Transmission Holdings, Inc.	56,535	2,208,257
Alaska Air Group, Inc.[1]	31,863	1,974,231
Lions Gate Entertainment Corp. — Class A	68,653	1,773,307
PACCAR, Inc.[1]	19,333	1,279,265
Meritor, Inc.*	46,074	947,282
Delta Air Lines, Inc.[1]	15,639	857,173
Copa Holdings S.A. — Class A	6,446	829,149
Tailored Brands, Inc.	31,156	780,769
Ralph Lauren Corp. — Class A	6,242	697,856
Toll Brothers, Inc.	13,287	574,663
Taylor Morrison Home Corp. — Class A*	24,565	571,873
Cooper-Standard Holdings, Inc.*	4,652	571,312
Hawaiian Holdings, Inc.	14,344	555,113
Total Consumer, Cyclical		16,072,178

Energy - 6.1%
Chevron Corp.[1]	21,886	2,495,880
Valero Energy Corp.[1]	26,840	2,489,947
Occidental Petroleum Corp.[1]	36,350	2,361,296
Marathon Petroleum Corp.[1]	21,330	1,559,436
Exxon Mobil Corp.[1]	20,858	1,556,215
HollyFrontier Corp.	24,791	1,211,288
PBF Energy, Inc. — Class A	31,771	1,077,037
Williams Companies, Inc.[1]	19,083	474,403
Total Energy		13,225,502

Financial - 4.6%
VEREIT, Inc. REIT	301,813	2,100,618
Senior Housing Properties Trust REIT	129,072	2,021,267
Principal Financial Group, Inc.[1]	33,148	2,019,045
Prudential Financial, Inc.[1]	13,176	1,364,375
Park Hotels & Resorts, Inc. REIT	42,445	1,146,864
Mack-Cali Realty Corp. REIT	48,149	804,570
Summit Hotel Properties, Inc. REIT	45,006	612,532
Total Financial		10,069,271

Basic Materials - 1.5%
LyondellBasell Industries N.V. — Class A1	10,676	1,128,240
Huntsman Corp.	22,353	653,825
Coeur Mining, Inc.*	65,875	527,000
Domtar Corp.	11,338	482,319
Alcoa Corp.*	10,688	480,532
Total Basic Materials		3,271,916

Total Common Stocks
(Cost $225,966,709)		224,211,401

MONEY MARKET FUND† - 3.0%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.54%[2]	6,605,970	6,605,970
Total Money Market Fund
(Cost $6,605,970)		6,605,970

Total Investments - 106.3%
(Cost $232,572,679)		$230,817,371
Other Assets & Liabilities, net - (6.3)%		(13,766,570)
Total Net Assets - 100.0%		$217,050,801

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
ALPHA OPPORTUNITY FUND

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Loss
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[3]	1.30%	At Maturity	02/06/19	$219,255,978	$(11,291,541)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[4]	2.05%	At Maturity	02/06/19	63,003,846	(970,323)

	Shares	Percentage Value	Unrealized Gain (Loss)

CUSTOM BASKET OF LONG SECURITIES[4]
Cisco Systems, Inc.	13,778	(9.8%)	$94,620
Telephone & Data Systems, Inc.	20,650	(7.3%)	70,927
Archer-Daniels-Midland Co.	17,164	(6.4%)	62,213
Marathon Petroleum Corp.	6,089	(4.9%)	47,829
Jabil, Inc.	14,512	(4.9%)	47,387
PNM Resources, Inc.	18,453	(4.7%)	45,210
EMCOR Group, Inc.	4,259	(4.6%)	44,845
HollyFrontier Corp.	7,077	(3.9%)	38,039
Travelport Worldwide Ltd.	17,944	(3.8%)	36,875
PBF Energy, Inc. — Class A	9,070	(3.8%)	36,507
CenterPoint Energy, Inc.	27,253	(3.3%)	31,551
Dell Technologies Incorporated Class V — Class V*	4,818	(3.1%)	30,364
Boston Beer Company, Inc. — Class A*	1,336	(2.8%)	27,690
Energizer Holdings, Inc.	4,363	(2.6%)	25,533
PG&E Corp.	5,174	(2.6%)	24,806
Ameren Corp.	12,852	(2.3%)	22,427
USANA Health Sciences, Inc.*	2,421	(2.3%)	21,971
FirstEnergy Corp.	17,179	(2.3%)	21,903
El Paso Electric Co.	14,808	(2.1%)	20,458
National Fuel Gas Co.	14,429	(1.9%)	18,397
Western Digital Corp.	4,513	(1.9%)	18,233
Mylan N.V.*	13,156	(1.5%)	15,043
Consolidated Edison, Inc.	9,540	(1.5%)	14,980
Tailored Brands, Inc.	8,894	(1.4%)	14,008
Carlisle Companies, Inc.	4,258	(1.4%)	13,925
Delta Air Lines, Inc.	4,464	(1.4%)	13,448
Comcast Corp. — Class A	21,210	(1.3%)	12,240
Allison Transmission Holdings, Inc.	16,140	(1.1%)	10,426
Hawaiian Holdings, Inc.	4,095	(1.1%)	10,340
Celgene Corp.*	7,571	(1.0%)	9,493
Allergan plc	897	(0.9%)	9,226
Kulicke & Soffa Industries, Inc.*	6,780	(0.9%)	9,119
ARRIS International plc*	13,669	(0.9%)	9,090
Kimberly-Clark Corp.	6,746	(0.9%)	9,005
Ralph Lauren Corp. — Class A	1,782	(0.9%)	8,580
Gray Television, Inc.*	13,481	(0.8%)	7,468
Acuity Brands, Inc.	1,244	(0.6%)	5,767
VEREIT, Inc.	86,165	(0.6%)	5,601
Valero Energy Corp.	7,662	(0.5%)	5,248
Chevron Corp.	6,248	(0.5%)	5,186
Gilead Sciences, Inc.	8,925	(0.5%)	5,181
UGI Corp.	12,312	(0.5%)	4,925
Dean Foods Co.	21,054	(0.5%)	4,805
Portland General Electric Co.	18,220	(0.4%)	4,191
Summit Hotel Properties, Inc.	12,849	(0.4%)	3,790
Conagra Brands, Inc.	7,013	(0.4%)	3,777
Vishay Intertechnology, Inc.	21,278	(0.4%)	3,724
Interpublic Group of Companies, Inc.	9,869	(0.4%)	3,595
SpartanNash Co.	8,459	(0.3%)	3,257
Rexnord Corp.*	5,280	(0.3%)	3,036
Medtronic plc	2,835	(0.3%)	2,840
Perrigo Company plc	2,908	(0.3%)	2,798
Exelon Corp.	15,367	(0.3%)	2,493
NetApp, Inc.	7,870	(0.2%)	2,282
Exxon Mobil Corp.	5,954	(0.2%)	2,064
ON Semiconductor Corp.*	11,876	(0.2%)	1,841
Park Hotels & Resorts, Inc.	12,117	(0.2%)	1,734
TreeHouse Foods, Inc.*	5,741	(0.1%)	1,263
Kansas City Southern	1,331	(0.1%)	1,229
Coeur Mining, Inc.*	18,807	(0.1%)	1,211
Louisiana-Pacific Corp.	5,043	(0.1%)	804
KBR, Inc.	22,469	(0.1%)	763
Genesee & Wyoming, Inc. — Class A*	7,945	(0.1%)	516
Scholastic Corp.	188	(0.0%)	320
MAXIMUS, Inc.	4,624	0.0%	(51)
Verizon Communications, Inc.	15,472	0.0%	(172)
Norfolk Southern Corp.	1,049	0.1%	(1,095)
United Natural Foods, Inc.*	5,674	0.1%	(1,163)
Cooper-Standard Holdings, Inc.*	1,328	0.1%	(1,228)
WellCare Health Plans, Inc.*	1,029	0.1%	(1,310)
Eli Lilly & Co.	2,948	0.1%	(1,312)
Crane Co.	2,129	0.1%	(1,320)
Owens-Illinois, Inc.*	9,914	0.2%	(1,438)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
ALPHA OPPORTUNITY FUND

	Shares	Percentage Value	Unrealized Gain (Loss)

New Media Investment Group, Inc.	9,632	0.2%	$(1,493)
Seagate Technology plc	3,015	0.2%	(1,741)
Trinity Industries, Inc.	4,629	0.2%	(1,944)
Regal Beloit Corp.	8,625	0.2%	(2,372)
Kroger Co.	6,638	0.3%	(2,578)
Merck & Company, Inc.	12,480	0.3%	(3,053)
Charles River Laboratories International, Inc.*	2,316	0.3%	(3,103)
Oracle Corp.	3,630	0.3%	(3,139)
F5 Networks, Inc.*	982	0.4%	(3,482)
Cardtronics plc — Class A*	5,865	0.4%	(3,666)
Quanta Services, Inc.*	5,774	0.4%	(3,840)
Fluor Corp.	7,489	0.4%	(3,894)
Eagle Pharmaceuticals, Inc.*	2,700	0.4%	(3,929)
Alcoa Corp.*	3,051	0.4%	(4,008)
NCR Corp.*	4,611	0.4%	(4,013)
Nexstar Media Group, Inc. — Class A	4,083	0.4%	(4,266)
Masco Corp.	3,758	0.5%	(4,336)
CoreLogic, Inc.*	5,498	0.5%	(4,811)
Motorola Solutions, Inc.	1,649	0.5%	(5,188)
Benchmark Electronics, Inc.	12,608	0.6%	(5,358)
Occidental Petroleum Corp.	10,377	0.6%	(5,742)
MSG Networks, Inc. — Class A*	6,241	0.6%	(5,813)
Toll Brothers, Inc.	3,793	0.6%	(6,075)
International Business Machines Corp.	1,518	0.6%	(6,247)
AMC Networks, Inc. — Class A*	4,872	0.7%	(6,261)
Taylor Morrison Home Corp. — Class A*	7,013	0.7%	(6,344)
Applied Optoelectronics, Inc.*	5,487	0.8%	(7,310)
Horizon Pharma plc*	10,813	0.8%	(7,731)
Gannett Company, Inc.	43,881	0.8%	(7,855)
Domtar Corp.	3,237	0.9%	(8,230)
Gibraltar Industries, Inc.*	5,347	0.9%	(8,555)
KLA-Tencor Corp.	1,652	0.9%	(8,838)
EnerSys	5,409	1.0%	(9,303)
Senior Housing Properties Trust	36,849	1.0%	(9,949)
Copa Holdings S.A. — Class A	1,352	1.2%	(11,377)
US Foods Holding Corp.*	15,779	1.2%	(11,440)
CA, Inc.	6,772	1.2%	(11,885)
LyondellBasell Industries N.V. — Class A	3,048	1.2%	(11,933)
Icad, Inc.*	28,684	1.3%	(12,191)
Prestige Brands Holdings, Inc.*	13,608	1.3%	(12,519)
Xerox Corp.	6,694	1.3%	(12,685)
Belden, Inc.	2,296	1.3%	(12,708)
Ingredion, Inc.	5,241	1.3%	(12,840)
Southwest Airlines Co.	12,221	1.4%	(13,443)
Convergys Corp.	18,012	1.4%	(13,959)
AECOM*	4,249	1.5%	(14,205)
United Therapeutics Corp.*	4,187	1.5%	(14,320)
Performance Food Group Co.*	11,677	1.5%	(14,888)
News Corp. — Class A	24,853	1.6%	(15,928)
Tyson Foods, Inc. — Class A	9,264	1.7%	(16,166)
Cummins, Inc.	3,925	1.7%	(16,254)
Johnson & Johnson	5,575	1.7%	(16,614)
AGCO Corp.	5,527	1.7%	(16,774)
Meritor, Inc.*	13,153	1.8%	(17,027)
Williams Companies, Inc.	5,448	1.8%	(17,733)
Sabre Corp.	8,498	1.9%	(17,973)
Prudential Financial, Inc.	3,761	1.9%	(18,786)
DXC Technology Co.	5,498	2.0%	(18,996)
Owens Corning	7,855	2.0%	(19,559)
Edgewell Personal Care Co.*	15,577	2.3%	(22,119)
Amgen, Inc.	3,759	2.3%	(22,421)
Sprint Corp.*	57,109	2.3%	(22,558)
Western Union Co.	27,256	2.4%	(23,663)
Spirit AeroSystems Holdings, Inc. — Class A	2,998	2.5%	(23,825)
Greenbrier Companies, Inc.	13,244	2.5%	(24,501)
Huntsman Corp.	6,381	2.5%	(24,503)
Pfizer, Inc.	17,480	2.5%	(24,559)
Darling Ingredients, Inc.*	16,361	2.6%	(24,705)
Alaska Air Group, Inc.	9,096	2.7%	(25,924)
Coherent, Inc.*	1,042	2.8%	(26,837)
Pilgrim's Pride Corp.*	25,914	2.8%	(26,951)
PACCAR, Inc.	5,519	3.2%	(30,741)
Micron Technology, Inc.*	4,308	3.2%	(31,003)
McKesson Corp.	2,559	3.2%	(31,213)
AmerisourceBergen Corp. — Class A	3,269	3.4%	(33,393)
Snap-on, Inc.	2,639	3.4%	(33,410)
Sanderson Farms, Inc.	5,344	3.5%	(33,774)
CVS Health Corp.	5,860	3.6%	(35,219)
Versartis, Inc.*	76,383	3.7%	(35,746)
Zimmer Biomet Holdings, Inc.	4,357	3.8%	(37,300)
Cardinal Health, Inc.	5,568	4.0%	(39,032)
Juniper Networks, Inc.	26,055	4.0%	(39,220)
Cirrus Logic, Inc.*	12,760	4.1%	(40,109)
Omnicom Group, Inc.	10,097	4.6%	(44,881)
TEGNA, Inc.	20,870	4.6%	(45,042)
InterDigital, Inc.	5,777	4.7%	(45,104)
Molson Coors Brewing Co. — Class B	9,617	4.7%	(45,572)
HP, Inc.	25,136	4.8%	(46,627)
Principal Financial Group, Inc.	9,463	5.4%	(52,562)
Lions Gate Entertainment Corp. — Class A	19,600	5.9%	(57,134)
Tech Data Corp.*	5,247	10.6%	(103,208)
General Mills, Inc.	14,844	15.2%	(147,727)
Biogen, Inc.*	2,462	15.7%	(152,398)
Total Custom Basket of Long Securities			(970,323)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
ALPHA OPPORTUNITY FUND

	Shares	Percentage Value	Unrealized Gain (Loss)

CUSTOM BASKET OF SHORT SECURITIES[3]
Albemarle Corp.	(6,805)	(2.4%)	$272,710
Education Realty Trust, Inc. REIT	(37,504)	(2.3%)	262,414
Covanta Holding Corp.	(202,289)	(2.3%)	256,497
NewMarket Corp.	(6,134)	(1.8%)	205,531
Healthcare Services Group, Inc.	(73,968)	(1.7%)	191,769
Camden Property Trust REIT	(28,197)	(1.5%)	164,079
Compass Minerals International, Inc.	(37,028)	(1.4%)	159,800
Vulcan Materials Co.	(25,448)	(1.4%)	158,522
Capitol Federal Financial, Inc.	(143,173)	(1.2%)	138,300
Sensient Technologies Corp.	(12,942)	(1.2%)	135,708
Extraction Oil & Gas, Inc.*	(60,989)	(1.1%)	129,103
Terreno Realty Corp.	(64,403)	(1.1%)	126,479
Martin Marietta Materials, Inc.	(12,691)	(1.0%)	109,479
Tesla, Inc.*	(2,069)	(0.9%)	101,622
Charles Schwab Corp.	(44,807)	(0.9%)	96,729
Advanced Micro Devices, Inc.*	(68,582)	(0.7%)	82,493
Flagstar Bancorp, Inc.*	(21,214)	(0.7%)	74,916
White Mountains Insurance Group Ltd.	(3,384)	(0.6%)	71,586
Balchem Corp.	(23,847)	(0.6%)	67,340
CyrusOne, Inc.	(21,862)	(0.5%)	56,156
Air Products & Chemicals, Inc.	(19,906)	(0.4%)	49,514
Netflix, Inc.*	(3,021)	(0.4%)	41,973
Align Technology, Inc.*	(2,452)	(0.3%)	36,819
Amazon.com, Inc.*	(1,203)	(0.3%)	34,905
Inphi Corp.*	(20,654)	(0.3%)	33,106
South Jersey Industries, Inc.	(28,854)	(0.3%)	29,951
Tetra Tech, Inc.	(15,630)	(0.2%)	26,668
Workday, Inc. — Class A*	(5,494)	(0.2%)	26,365
First Data Corp. — Class A*	(39,144)	(0.2%)	25,287
ServiceNow, Inc.*	(3,901)	(0.2%)	21,534
Gartner, Inc.*	(6,290)	(0.2%)	20,948
Republic Services, Inc. — Class A	(14,803)	(0.2%)	19,362
Rexford Industrial Realty, Inc. REIT	(50,011)	(0.1%)	14,666
National Instruments Corp.	(12,577)	(0.1%)	14,457
Aon plc	(21,050)	(0.1%)	12,991
Nabors Industries Ltd.	(284,461)	(0.1%)	11,472
Intercontinental Exchange, Inc.	(23,253)	(0.1%)	10,896
Dominion Energy, Inc.	(9,786)	(0.1%)	9,014
Ashland Global Holdings, Inc.	(9,523)	(0.1%)	8,501
Equity LifeStyle Properties, Inc.	(31,084)	(0.1%)	8,300
Cboe Global Markets, Inc.	(14,488)	(0.1%)	7,669
CME Group, Inc. — Class A	(5,482)	(0.1%)	7,075
ABM Industries, Inc.	(96,090)	0.0%	2,151
CarMax, Inc.*	(35,436)	0.0%	363
People's United Financial, Inc.	(33,882)	0.0%	(747)
Equifax, Inc.	(17,497)	0.0%	(1,004)
Equinix, Inc. REIT	(2,895)	0.0%	(3,393)
KAR Auction Services, Inc.	(30,256)	0.0%	(4,011)
Essex Property Trust, Inc. REIT	(2,815)	0.1%	(6,537)
Royal Gold, Inc.	(22,717)	0.1%	(6,729)
Washington Federal, Inc.	(19,682)	0.1%	(10,752)
Hudson Pacific Properties, Inc.	(68,494)	0.1%	(11,959)
Federal Realty Investment Trust REIT	(12,676)	0.1%	(12,654)
Wendy's Co.	(65,505)	0.1%	(13,069)
Cornerstone OnDemand, Inc.*	(17,619)	0.1%	(13,799)
Alliant Energy Corp.	(19,321)	0.1%	(15,681)
Whiting Petroleum Corp.*	(19,694)	0.1%	(15,881)
Realty Income Corp.	(13,265)	0.2%	(17,501)
Equity Commonwealth*	(68,052)	0.2%	(23,008)
Sun Communities, Inc.	(29,537)	0.2%	(24,985)
EastGroup Properties, Inc. REIT	(25,094)	0.2%	(27,524)
Alexandria Real Estate Equities, Inc. REIT	(17,599)	0.3%	(29,774)
AvalonBay Communities, Inc. REIT	(5,407)	0.3%	(33,985)
Goldman Sachs Group, Inc.	(7,302)	0.3%	(34,564)
Ellie Mae, Inc.*	(8,384)	0.3%	(35,988)
Healthcare Trust of America, Inc. — Class A	(60,730)	0.3%	(37,136)
Aspen Insurance Holdings Ltd.	(29,781)	0.3%	(38,748)
Vail Resorts, Inc.	(3,419)	0.4%	(38,990)
Team, Inc.*	(64,071)	0.4%	(41,664)
Mobile Mini, Inc.	(31,569)	0.4%	(47,000)
Robert Half International, Inc.	(11,117)	0.4%	(47,217)
Redwood Trust, Inc.	(57,970)	0.4%	(48,158)
Investors Bancorp, Inc.	(86,537)	0.5%	(55,268)
Shake Shack, Inc. — Class A*	(41,266)	0.5%	(55,362)
Glacier Bancorp, Inc.	(18,204)	0.5%	(59,583)
Duke Realty Corp. REIT	(42,398)	0.6%	(70,682)
SL Green Realty Corp. REIT	(15,937)	0.6%	(71,520)
Cannae Holdings, Inc.*	(50,986)	0.7%	(73,017)
FireEye, Inc.*	(45,964)	0.7%	(76,543)
SEI Investments Co.	(11,651)	0.7%	(79,900)
Allegheny Technologies, Inc.*	(48,386)	0.8%	(87,939)
Equity Residential REIT	(14,678)	0.8%	(88,671)
Eaton Vance Corp.	(12,775)	0.9%	(98,782)
SPS Commerce, Inc.*	(13,369)	0.9%	(102,640)
Semtech Corp.*	(21,307)	1.0%	(107,405)
FMC Corp.	(10,745)	1.0%	(109,556)
American Tower Corp. — Class A REIT	(15,499)	1.0%	(113,043)
RLI Corp.	(28,086)	1.0%	(114,290)
Domino's Pizza, Inc.	(5,097)	1.0%	(114,325)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
ALPHA OPPORTUNITY FUND

	Shares	Percentage Value	Unrealized Gain (Loss)

Kilroy Realty Corp. REIT	(21,895)	1.1%	$(120,830)
LendingTree, Inc.*	(2,576)	1.1%	(122,698)
WD-40 Co.	(5,063)	1.1%	(126,809)
TransUnion*	(55,892)	1.1%	(128,728)
Ultimate Software Group, Inc.*	(3,941)	1.3%	(143,988)
Booking Holdings, Inc.*	(590)	1.3%	(147,358)
FactSet Research Systems, Inc.	(9,222)	1.3%	(148,648)
DCT Industrial Trust, Inc. REIT	(53,625)	1.3%	(151,205)
Ingevity Corp.*	(10,798)	1.4%	(158,997)
Boston Properties, Inc. REIT	(24,837)	1.5%	(164,208)
Crown Castle International Corp. REIT	(20,504)	1.5%	(165,152)
Markel Corp.*	(2,451)	1.7%	(189,481)
Exponent, Inc.	(41,377)	1.7%	(190,388)
UDR, Inc. REIT	(87,186)	1.8%	(197,999)
International Flavors & Fragrances, Inc.	(21,112)	1.8%	(206,325)
Insperity, Inc.	(20,250)	1.9%	(212,983)
Pool Corp.	(8,152)	1.9%	(215,762)
Pegasystems, Inc.	(16,134)	1.9%	(216,534)
Callon Petroleum Co.*	(70,833)	2.0%	(227,902)
SBA Communications Corp.*	(11,998)	2.3%	(254,989)
Howard Hughes Corp.*	(14,714)	2.3%	(256,281)
Diamondback Energy, Inc.*	(17,042)	2.3%	(263,320)
Southern Copper Corp.	(59,254)	2.4%	$(272,773)
RSP Permian, Inc.*	(34,883)	2.5%	(277,097)
Axis Capital Holdings Ltd.	(41,715)	2.6%	(295,052)
Ollie's Bargain Outlet Holdings, Inc.*	(18,001)	2.6%	(298,646)
Ecolab, Inc.	(24,259)	2.8%	(310,033)
Parsley Energy, Inc. — Class A*	(101,913)	2.8%	(315,996)
Monolithic Power Systems, Inc.	(22,757)	2.9%	(326,671)
Tyler Technologies, Inc.*	(9,035)	3.0%	(334,681)
MSCI, Inc. — Class A	(15,576)	3.0%	(342,834)
MarketAxess Holdings, Inc.	(12,840)	3.2%	(360,532)
CoStar Group, Inc.*	(6,337)	3.3%	(370,911)
PTC, Inc.*	(18,866)	3.3%	(374,797)
Cintas Corp.	(19,098)	3.4%	(381,901)
Verisk Analytics, Inc. — Class A*	(31,503)	3.6%	(405,864)
S&P Global, Inc.	(13,661)	3.7%	(416,796)
Rollins, Inc.	(63,887)	3.7%	(417,685)
Five Below, Inc.*	(14,016)	3.9%	(438,219)
Moody's Corp.	(16,419)	3.9%	(444,851)
On Assignment, Inc.*	(38,692)	5.0%	(568,750)
Crocs, Inc.*	(62,956)	5.1%	(580,546)
Copart, Inc.*	(64,573)	8.5%	(960,557)
Total Custom Basket of Short Securities			(11,291,541)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as custom basket swap collateral at March 29, 2018.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
ALPHA OPPORTUNITY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$224,211,401	$—	$—	$—	$224,211,401
Money Market Fund	6,605,970	—	—	—	6,605,970
Total Assets	$230,817,371	$—	$—	$—	$230,817,371

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements	$—	$—	$12,261,864	$—	$12,261,864

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $232,572,679)	$230,817,371
Cash	42,785
Prepaid expenses	62,855
Receivables:
Securities sold	486,933
Dividends	261,215
Fund shares sold	14,092
Interest	8,753
Total assets	231,694,004

Liabilities:
Unrealized depreciation on swap agreements	12,261,864
Payable for:
Securities purchased	1,070,476
Swap settlement	862,898
Fund shares redeemed	203,545
Management fees	170,891
Fund accounting/administration fees	15,190
Transfer agent/maintenance fees	12,213
Distribution and service fees	7,243
Trustees’ fees*	293
Miscellaneous	38,590
Total liabilities	14,643,203
Net assets	$217,050,801

Net assets consist of:
Paid in capital	$222,247,848
Undistributed net investment income	920,061
Accumulated net realized gain on investments	7,900,064
Net unrealized depreciation on investments	(14,017,172)
Net assets	$217,050,801

A-Class:
Net assets	$12,960,880
Capital shares outstanding	659,115
Net asset value per share	$19.66
Maximum offering price per share (Net asset value divided by 95.25%)	$20.64

C-Class:
Net assets	$2,469,161
Capital shares outstanding	144,232
Net asset value per share	$17.12

P-Class:
Net assets	$8,869,712
Capital shares outstanding	449,179
Net asset value per share	$19.75

Institutional Class:
Net assets	$192,751,048
Capital shares outstanding	6,771,589
Net asset value per share	$28.46

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends (net of foreign withholding tax of $927)	$2,198,815
Interest	38,545
Total investment income	2,237,360

Expenses:
Management fees	1,012,806
Distribution and service fees:
A-Class	17,623
C-Class	12,990
P-Class	11,321
Recoupment of previously waived fees:
A-Class	3,302
C-Class	1,441
P-Class	3,124
Transfer agent/maintenance fees:
A-Class	13,333
C-Class	1,636
P-Class	9,139
Institutional Class	19,240
Fund accounting/administration fees	90,028
Line of credit fees	12,896
Custodian fees	6,483
Trustees’ fees*	5,694
Miscellaneous	98,125
Total expenses	1,319,181
Less:
Expenses reimbursed by Adviser:
A-Class	(583)
C-Class	(185)
P-Class	(1,114)
Total reimbursed expenses	(1,882)
Net expenses	1,317,299
Net investment income	920,061

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,364,804
Swap agreements	(8,943,191)
Net realized gain	8,421,613
Net change in unrealized appreciation (depreciation) on:
Investments	(7,608,688)
Swap agreements	(2,218,561)
Net change in unrealized appreciation (depreciation)	(9,827,249)
Net realized and unrealized loss	(1,405,636)
Net decrease in net assets resulting from operations	$(485,575)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$920,061	$825,143
Net realized gain on investments	8,421,613	13,611,432
Net change in unrealized appreciation (depreciation) on investments	(9,827,249)	(3,954,711)
Net increase (decrease) in net assets resulting from operations	(485,575)	10,481,864

Distributions to shareholders from:
Net realized gains
A-Class	(950,491)	(9,722)
C-Class	(199,304)	(1,227)
P-Class	(527,188)	(3,342)
Institutional Class	(9,428,285)	(43,388)
Total distributions to shareholders	(11,105,268)	(57,679)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,170,915	10,194,828
C-Class	281,089	1,157,811
P-Class	7,060,387	14,180,540
Institutional Class	3,907,046	136,905,494
Distributions reinvested
A-Class	925,939	9,070
C-Class	194,318	1,192
P-Class	527,187	3,342
Institutional Class	9,428,285	43,369
Cost of shares redeemed
A-Class	(3,197,750)	(13,021,740)
C-Class	(299,062)	(368,114)
P-Class	(5,592,084)	(11,532,946)
Institutional Class	(7,183,450)	(5,173,092)
Net increase from capital share transactions	7,222,820	132,399,754
Net increase (decrease) in net assets	(4,368,023)	142,823,939

Net assets:
Beginning of period	221,418,824	78,594,885
End of period	$217,050,801	$221,418,824
Undistributed net investment income at end of period	$920,061	$—

Capital share activity:
Shares sold
A-Class	56,183	500,937
C-Class	15,142	63,585
P-Class	331,577	683,702
Institutional Class	129,657	4,636,032
Shares issued from reinvestment of distributions
A-Class	44,581	447
C-Class	10,724	66
P-Class	25,285	163
Institutional Class	313,962	1,492
Shares redeemed
A-Class	(152,954)	(630,915)
C-Class	(16,351)	(20,327)
P-Class	(271,956)	(552,657)
Institutional Class	(240,929)	(177,256)
Net increase in shares	244,921	4,505,269

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$21.10	$19.08	$18.39	$18.01	$16.22	$13.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.31	(.19)	(.35)	(.13)	.03
Net gain (loss) on investments (realized and unrealized)	(.03)	1.72	.88	.73	1.92	2.86
Total from investment operations	.01	2.03	.69	.38	1.79	2.89
Less distributions from:
Net investment income	—	—	—	(—)[c]	—	—
Net realized gains	(1.45)	(.01)	—	—	—	—
Total distributions	(1.45)	(.01)	—	(—)[c]	—	—
Net asset value, end of period	$19.66	$21.10	$19.08	$18.39	$18.01	$16.22

Total Return[d]	(0.31%)	10.70%	3.70%	2.13%	11.04%	21.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,961	$15,011	$16,041	$11,485	$7,989	$7,749
Ratios to average net assets:
Net investment income (loss)	0.41%	(1.49%)	(1.02%)	(1.88%)	(0.73%)	0.19%
Total expenses[h]	1.58%	2.21%	2.69%	3.92%	3.25%	3.99%
Net expenses[e,f,i]	1.57%	2.17%	2.69%	2.94%	2.12%	2.14%
Portfolio turnover rate	163%	92%	235%	124%	—	488%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$18.62	$16.96	$16.47	$16.25	$14.74	$12.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.09	(.29)	(.44)	(.23)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.02)	1.58	.78	.66	1.74	2.60
Total from investment operations	(.05)	1.67	.49	.22	1.51	2.53
Less distributions from:
Net investment income	—	—	—	(—)[c]	—	—
Net realized gains	(1.45)	(.01)	—	—	—	—
Total distributions	(1.45)	(.01)	—	(—)[c]	—	—
Net asset value, end of period	$17.12	$18.62	$16.96	$16.47	$16.25	$14.74

Total Return[d]	(0.69%)	9.91%	2.91%	1.38%	10.24%	20.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,469	$2,508	$1,550	$1,203	$1,117	$1,206
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.47%)	(1.72%)	(2.64%)	(1.46%)	(0.56%)
Total expenses[h]	2.33%	2.94%	3.91%	4.81%	4.11%	4.84%
Net expenses[e,f,i]	2.31%	2.88%	3.46%	3.68%	2.87%	2.89%
Portfolio turnover rate	163%	92%	235%	124%	—	488%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$21.19	$19.11	$18.39	$19.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.06)	(.12)	(.13)
Net gain (loss) on investments (realized and unrealized)	(.04)	2.15	.84	(.59)
Total from investment operations	.01	2.09	.72	(.72)
Less distributions from:
Net realized gains	(1.45)	(.01)	—	—
Total distributions	(1.45)	(.01)	—	—
Net asset value, end of period	$19.75	$21.19	$19.11	$18.39

Total Return[d]	(0.30%)	11.00%	3.86%	(3.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,870	$7,720	$4,453	$134
Ratios to average net assets:
Net investment income (loss)	0.48%	(0.31%)	(0.65%)	(1.77%)
Total expenses[h]	1.61%	1.75%	2.44%	3.31%
Net expenses[e,f,i]	1.58%	1.72%	2.44%	2.87%
Portfolio turnover rate	163%	92%	235%	124%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$29.86	$26.82	$25.73	$25.13	$22.58	$18.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.12	(.13)	(.40)	(.12)	.09
Net gain (loss) on investments (realized and unrealized)	(.08)	2.93	1.22	1.00	2.67	3.97
Total from investment operations	.05	3.05	1.09	.60	2.55	4.06
Less distributions from:
Net investment income	—	—	—	(—)[c]	—	—
Net realized gains	(1.45)	(.01)	—	—	—	—
Total distributions	(1.45)	(.01)	—	(—)[c]	—	—
Net asset value, end of period	$28.46	$29.86	$26.82	$25.73	$25.13	$22.58

Total Return[d]	(0.08%)	11.42%	4.20%	2.41%	11.29%	21.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$192,751	$196,180	$56,550	$50,304	$1,645	$1,740
Ratios to average net assets:
Net investment income (loss)	0.88%	0.40%	(0.49%)	(1.55%)	(0.48%)	0.43%
Total expenses[h]	1.11%	1.38%	2.23%	2.80%	2.90%	3.67%
Net expenses[e,i]	1.11%	1.37%	2.23%	2.80%	1.87%	1.90%
Portfolio turnover rate	163%	92%	235%	124%	—	488%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.05%	0.32%
C-Class	0.11%	0.64%
P-Class	0.07%	—
Institutional Class	—	0.01%

[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Does not include expenses of the underlying funds in which the Fund invests.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14	09/30/13
A-Class	1.51%	2.00%	2.11%	2.11%	2.11%	2.11%
C-Class	2.19%	2.71%	2.86%	2.86%	2.86%	2.86%
P-Class	1.50%	1.68%	1.87%	2.10%	—	—
Institutional Class	1.10%	1.28%	1.63%	1.86%	1.86%	1.86%

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	June 7, 2013

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	3.1%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Intel Corp.	2.5%
Citigroup, Inc.	2.3%
Cisco Systems, Inc.	2.1%
Wells Fargo & Co.	1.9%
Pfizer, Inc.	1.9%
Top Ten Total	25.7%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	3.51%	8.05%	10.34%	6.96%
A-Class Shares with sales charge‡	(1.40%)	2.92%	9.27%	6.33%
C-Class Shares	3.13%	7.24%	9.51%	6.11%
C-Class Shares with CDSC§	2.18%	6.25%	9.51%	6.11%
Russell 1000 Value Index	2.34%	6.95%	10.78%	7.78%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		3.51%	8.04%	8.36%
Russell 1000 Value Index		2.34%	6.95%	7.44%
		6 month†	1 Year	Since Inception (06/07/13)
Institutional Class Shares		3.60%	8.30%	10.03%
Russell 1000 Value Index		2.34%	6.95%	10.10%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Financial - 31.4%
JPMorgan Chase & Co.	23,403	$2,573,628
Bank of America Corp.	67,490	2,024,025
Berkshire Hathaway, Inc. — Class B*	8,254	1,646,508
Citigroup, Inc.	22,081	1,490,467
Wells Fargo & Co.	23,115	1,211,457
BB&T Corp.	16,038	834,618
Zions Bancorporation	15,175	800,178
SunTrust Banks, Inc.	11,705	796,408
Allstate Corp.	6,063	574,772
Charles Schwab Corp.	10,258	535,673
Unum Group	10,634	506,285
T. Rowe Price Group, Inc.	4,643	501,305
Leucadia National Corp.	21,600	490,968
E*TRADE Financial Corp.*	8,709	482,566
Loews Corp.	9,321	463,533
Welltower, Inc. REIT	8,467	460,859
Morgan Stanley	8,519	459,685
Piedmont Office Realty Trust, Inc. — Class A REIT	26,043	458,096
Principal Financial Group, Inc.	7,462	454,511
Liberty Property Trust REIT	10,615	421,734
Assured Guaranty Ltd.	11,627	420,897
Omega Healthcare Investors, Inc. REIT	15,231	411,846
Regions Financial Corp.	19,250	357,665
Realogy Holdings Corp.	12,908	352,130
KeyCorp	17,002	332,389
American International Group, Inc.	5,449	296,535
Federated Investors, Inc. — Class B	7,699	257,146
Rayonier, Inc. REIT	5,647	198,662
Equity Commonwealth REIT*	6,130	188,007
Host Hotels & Resorts, Inc. REIT	9,023	168,189
Total Financial		20,170,742

Consumer, Non-cyclical - 20.5%
Pfizer, Inc.	33,904	1,203,253
Merck & Company, Inc.	20,983	1,142,944
Johnson & Johnson	8,480	1,086,712
Procter & Gamble Co.	9,976	790,897
Amgen, Inc.	4,319	736,303
HCA Healthcare, Inc.	6,588	639,036
Hormel Foods Corp.	18,163	623,354
Tyson Foods, Inc. — Class A	7,904	578,494
Bunge Ltd.	6,688	494,511
Archer-Daniels-Midland Co.	11,173	484,573
Express Scripts Holding Co.*	6,678	461,316
Quest Diagnostics, Inc.	4,537	455,061
UnitedHealth Group, Inc.	2,051	438,914
CVS Health Corp.	6,851	426,201
United Therapeutics Corp.*	3,707	416,519
Zimmer Biomet Holdings, Inc.	3,805	414,897
Humana, Inc.	1,394	374,749
DaVita, Inc.*	5,093	335,832
Philip Morris International, Inc.	3,338	331,797
AmerisourceBergen Corp. — Class A	3,822	329,495
Medtronic plc	3,728	299,060
Mylan N.V.*	4,959	204,162
JM Smucker Co.	1,604	198,912
Henry Schein, Inc.*	2,841	190,944
Ingredion, Inc.	1,421	183,195
TreeHouse Foods, Inc.*	4,777	182,816
Patterson Companies, Inc.	5,669	126,022
Total Consumer, Non-cyclical		13,149,969

Energy - 10.4%
Exxon Mobil Corp.	23,361	1,742,964
Chevron Corp.	14,694	1,675,704
Marathon Oil Corp.	39,981	644,894
Kinder Morgan, Inc.	36,145	544,344
Hess Corp.	10,503	531,662
Whiting Petroleum Corp.*	12,796	433,017
Diamondback Energy, Inc.*	3,347	423,462
Concho Resources, Inc.*	2,644	397,472
Range Resources Corp.	21,765	316,463
Total Energy		6,709,982

Consumer, Cyclical - 8.3%
Walmart, Inc.	8,195	729,109
Lear Corp.	3,679	684,625
Southwest Airlines Co.	11,939	683,866
Target Corp.	7,523	522,322
PVH Corp.	3,280	496,690
JetBlue Airways Corp.*	21,229	431,373
Carnival Corp.	6,345	416,105
MGM Resorts International	10,869	380,632
DR Horton, Inc.	8,326	365,012
PACCAR, Inc.	5,153	340,974
Goodyear Tire & Rubber Co.	9,894	262,983
Total Consumer, Cyclical		5,313,691

Industrial - 7.3%
Republic Services, Inc. — Class A	8,692	575,671
Corning, Inc.	20,220	563,734
WestRock Co.	8,779	563,348
Owens Corning	6,735	541,494
Crown Holdings, Inc.*	9,105	462,079
Carlisle Companies, Inc.	4,273	446,144
Eaton Corporation plc	4,622	369,344
General Electric Co.	26,811	361,412
Jabil, Inc.	11,304	324,764
Timken Co.	5,146	234,658
Honeywell International, Inc.	1,555	224,713
Total Industrial		4,667,361

Utilities - 6.1%
Public Service Enterprise Group, Inc.	14,367	721,798
Exelon Corp.	18,280	713,103
Ameren Corp.	10,541	596,937
OGE Energy Corp.	15,287	500,955
Edison International	6,979	444,283
Duke Energy Corp.	4,390	340,093
UGI Corp.	7,532	334,571

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
LARGE CAP VALUE FUND

	Shares	Value

SCANA Corp.	8,068	$302,954
Total Utilities		3,954,694

Technology - 6.0%
Intel Corp.	30,932	1,610,939
Xerox Corp.	19,021	547,424
Apple, Inc.	2,826	474,146
VMware, Inc. — Class A*	2,972	360,415
Oracle Corp.	7,552	345,504
Qorvo, Inc.*	4,000	281,800
QUALCOMM, Inc.	4,123	228,455
Total Technology		3,848,683

Communications - 4.6%
Cisco Systems, Inc.	30,723	1,317,709
AT&T, Inc.	17,095	609,437
Verizon Communications, Inc.	11,964	572,119
Time Warner, Inc.	5,163	488,316
Total Communications		2,987,581

Basic Materials - 4.5%
Nucor Corp.	9,897	604,608
Reliance Steel & Aluminum Co.	6,421	550,536
Steel Dynamics, Inc.	12,114	535,681
DowDuPont, Inc.	7,680	489,293
Cabot Corp.	8,706	485,098
Freeport-McMoRan, Inc.*	13,123	230,571
Total Basic Materials		2,895,787

Total Common Stocks
(Cost $53,661,822)		63,698,490

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[1]	513,484	513,484
Total Money Market Fund
(Cost $513,484)		513,484

Total Investments - 99.9%
(Cost $54,175,306)		$64,211,974
Other Assets & Liabilities, net - 0.1%		46,113
Total Net Assets - 100.0%		$64,258,087

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$63,698,490	$—	$—	$63,698,490
Money Market Fund	513,484	—	—	513,484
Total Assets	$64,211,974	$—	$—	$64,211,974

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $54,175,306)	$64,211,974
Cash	22,676
Prepaid expenses	38,986
Receivables:
Dividends	64,294
Fund shares sold	51,771
Interest	645
Total assets	64,390,346

Liabilities:
Payable for:
Direct shareholders expense	43,632
Fund shares redeemed	21,796
Management fees	20,379
Distribution and service fees	15,969
Professional fees	10,001
Transfer agent/maintenance fees	7,069
Fund accounting/administration fees	4,443
Miscellaneous	8,970
Total liabilities	132,259
Net assets	$64,258,087

Net assets consist of:
Paid in capital	$52,042,748
Undistributed net investment income	154,928
Accumulated net realized gain on investments	2,023,743
Net unrealized appreciation on investments	10,036,668
Net assets	$64,258,087

A-Class:
Net assets	$60,302,518
Capital shares outstanding	1,342,748
Net asset value per share	$44.91
Maximum offering price per share (Net asset value divided by 95.25%)	$47.15

C-Class:
Net assets	$3,378,960
Capital shares outstanding	81,840
Net asset value per share	$41.29

P-Class:
Net assets	$88,551
Capital shares outstanding	1,975
Net asset value per share	$44.84

Institutional Class:
Net assets	$488,058
Capital shares outstanding	10,989
Net asset value per share	$44.41

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$717,105
Interest	5,570
Total investment income	722,675

Expenses:
Management fees	217,777
Distribution and service fees:
A-Class	77,586
C-Class	17,548
P-Class	156
Transfer agent/maintenance fees:
A-Class	20,104
C-Class	1,867
P-Class	188
Institutional Class	512
Printing expenses	46,242
Registration fees	38,350
Fund accounting/administration fees	26,803
Trustees’ fees*	4,090
Custodian fees	1,647
Line of credit fees	747
Miscellaneous	25,011
Total expenses	478,628
Less:
Expenses waived by Adviser	(56,457)
Expenses reimbursed by Adviser:
A-Class	(21,887)
C-Class	(1,968)
P-Class	(192)
Institutional Class	(549)
Total waived/reimbursed expenses	(81,053)
Net expenses	397,575
Net investment income	325,100

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,100,184
Net realized gain	2,100,184
Net change in unrealized appreciation (depreciation) on:
Investments	(61,049)
Net change in unrealized appreciation (depreciation)	(61,049)
Net realized and unrealized gain	2,039,135
Net increase in net assets resulting from operations	$2,364,235

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$325,100	$515,155
Net realized gain on investments	2,100,184	5,373,662
Net change in unrealized appreciation (depreciation) on investments	(61,049)	4,482,466
Net increase in net assets resulting from operations	2,364,235	10,371,283

Distributions to shareholders from:
Net investment income
A-Class	(648,213)	(784,293)
C-Class	(12,727)	(25,737)
P-Class	(1,858)	(1,769)
Institutional Class	(22,529)	(1,859)
Net realized gains
A-Class	(4,186,166)	(1,894,547)
C-Class	(258,046)	(126,909)
P-Class	(11,682)	(4,388)
Institutional Class	(116,339)	(2,387)
Total distributions to shareholders	(5,257,560)	(2,841,889)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,946,683	6,416,240
C-Class	192,110	878,834
P-Class	19,302	38,483
Institutional Class	453,781	2,658,884
Distributions reinvested
A-Class	4,749,467	2,617,497
C-Class	268,713	151,423
P-Class	13,540	6,157
Institutional Class	138,868	4,245
Cost of shares redeemed
A-Class	(4,842,415)	(11,197,321)
C-Class	(384,359)	(1,032,598)
P-Class	(96,987)	(25,961)
Institutional Class	(1,764,080)	(1,150,836)
Net increase (decrease) from capital share transactions	1,694,623	(634,953)
Net increase (decrease) in net assets	(1,198,702)	6,894,441

Net assets:
Beginning of period	65,456,789	58,562,348
End of period	$64,258,087	$65,456,789
Undistributed net investment income at end of period	$154,928	$515,155

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	61,146	147,814
C-Class	4,455	21,698
P-Class	408	871
Institutional Class	9,562	60,669
Shares issued from reinvestment of distributions
A-Class	102,359	61,879
C-Class	6,287	3,857
P-Class	292	146
Institutional Class	3,028	101
Shares redeemed
A-Class	(101,705)	(252,786)
C-Class	(8,837)	(25,122)
P-Class	(2,093)	(586)
Institutional Class	(37,715)	(25,603)
Net increase (decrease) in shares	37,187	(7,062)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$46.96	$41.78	$39.11	$43.80	$38.28	$31.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.37	.58	.36	.30	.29
Net gain (loss) on investments (realized and unrealized)	1.53	6.80	5.23	(3.36)	5.51	7.03
Total from investment operations	1.77	7.17	5.81	(3.00)	5.81	7.32
Less distributions from:
Net investment income	(.51)	(.58)	(.37)	(.35)	(.29)	(.29)
Net realized gains	(3.31)	(1.41)	(2.77)	(1.34)	—	—
Total distributions	(3.82)	(1.99)	(3.14)	(1.69)	(.29)	(.29)
Net asset value, end of period	$44.91	$46.96	$41.78	$39.11	$43.80	$38.28

Total Return[c]	3.51%	17.68%	15.69%	(7.19%)	15.25%	23.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,303	$60,157	$55,325	$45,318	$60,281	$47,307
Ratios to average net assets:
Net investment income (loss)	1.01%	0.83%	1.48%	0.85%	0.72%	0.82%
Total expenses[d]	1.39%	1.30%	1.34%	1.35%	1.48%	1.48%
Net expenses[e]	1.15%[h,i]	1.17%[h,i]	1.17%[i]	1.16%[i]	1.17%[i]	1.15%
Portfolio turnover rate	14%	40%	56%	60%	40%	43%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$43.29	$38.68	$36.38	$40.91	$35.86	$29.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.03	.27	.04	(.02)	.02
Net gain (loss) on investments (realized and unrealized)	1.41	6.28	4.87	(3.13)	5.16	6.62
Total from investment operations	1.47	6.31	5.14	(3.09)	5.14	6.64
Less distributions from:
Net investment income	(.16)	(.29)	(.07)	(.10)	(.09)	(.08)
Net realized gains	(3.31)	(1.41)	(2.77)	(1.34)	—	—
Total distributions	(3.47)	(1.70)	(2.84)	(1.44)	(.09)	(.08)
Net asset value, end of period	$41.29	$43.29	$38.68	$36.38	$40.91	$35.86

Total Return[c]	3.13%	16.74%	14.87%	(7.89%)	14.35%	22.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,379	$3,461	$3,075	$3,345	$3,963	$3,494
Ratios to average net assets:
Net investment income (loss)	0.26%	0.08%	0.75%	0.10%	(0.04%)	0.08%
Total expenses[d]	2.18%	2.09%	2.18%	2.16%	2.33%	2.47%
Net expenses[e]	1.90%[h,i]	1.92%[h,i]	1.92%[i]	1.91%[i]	1.92%[i]	1.90%
Portfolio turnover rate	14%	40%	56%	60%	40%	43%

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$46.91	$41.74	$39.13	$43.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.37	1.40	.22
Net gain (loss) on investments (realized and unrealized)	1.54	6.78	4.44	(4.73)
Total from investment operations	1.77	7.15	5.84	(4.51)
Less distributions from:
Net investment income	(.53)	(.57)	(.46)	—
Net realized gains	(3.31)	(1.41)	(2.77)	—
Total distributions	(3.84)	(1.98)	(3.23)	—
Net asset value, end of period	$44.84	$46.91	$41.74	$39.13

Total Return[c]	3.51%	17.63%	15.83%	(10.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89	$158	$123	$9
Ratios to average net assets:
Net investment income (loss)	0.99%	0.83%	3.61%	1.21%
Total expenses[d]	1.65%	1.69%	1.41%	3.29%
Net expenses[e]	1.15%[h,i]	1.17%[h,i]	1.17%[i]	1.16%[i]
Portfolio turnover rate	14%	40%	56%	60%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[g]
Per Share Data
Net asset value, beginning of period	$46.56	$41.84	$39.17	$43.87	$38.32	$36.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.51	.83	.47	.40	.13
Net gain (loss) on investments (realized and unrealized)	1.52	6.72	5.10	(3.37)	5.51	1.35
Total from investment operations	1.80	7.23	5.93	(2.90)	5.91	1.48
Less distributions from:
Net investment income	(.64)	(1.10)	(.49)	(.46)	(.36)	—
Net realized gains	(3.31)	(1.41)	(2.77)	(1.34)	—	—
Total distributions	(3.95)	(2.51)	(3.26)	(1.80)	(.36)	—
Net asset value, end of period	$44.41	$46.56	$41.84	$39.17	$43.87	$38.32

Total Return[c]	3.60%	17.96%	15.98%	(6.97%)	15.52%	4.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$488	$1,681	$40	$2,544	$3,339	$2,831
Ratios to average net assets:
Net investment income (loss)	1.17%	1.13%	2.13%	1.09%	0.96%	1.12%
Total expenses[d]	1.15%	1.07%	1.04%	0.98%	1.08%	1.12%
Net expenses[e]	0.90%[h,i]	0.92%[h,i]	0.92%[i]	0.91%[i]	0.92%[i]	0.89%
Portfolio turnover rate	14%	40%	56%	60%	40%	43%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements as applicable.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: June 7, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.01%
C-Class	—	0.01%
P-Class	—	0.00%
Institutional Class	—	0.02%

[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	1.15%	1.15%	1.15%	1.15%	1.15%
C-Class	1.90%	1.90%	1.90%	1.90%	1.90%
P-Class	1.15%	1.15%	1.15%	1.15%	—
Institutional Class	0.90%	0.90%	0.90%	0.90%	0.90%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

MARKET NEUTRAL REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation, while limiting exposure to general stock market risk.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 26, 2016
C-Class	February 26, 2016
P-Class	February 26, 2016
Institutional Class	February 26, 2016

Ten Largest Holdings (% of Total Net Assets)
Rayonier, Inc.	3.8%
New Residential Investment Corp.	3.7%
Invitation Homes, Inc.	3.5%
Weyerhaeuser Co.	3.4%
Crown Castle International Corp.	3.4%
Alexandria Real Estate Equities, Inc.	3.3%
American Tower Corp. — Class A	3.2%
Sun Communities, Inc.	3.1%
EastGroup Properties, Inc.	3.0%
Rexford Industrial Realty, Inc.	3.0%
Top Ten Total	33.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	Since Inception (02/26/16)
A-Class Shares	4.07%	7.73%	4.80%
A-Class Shares with sales charge‡	(0.87%)	2.60%	2.39%
C-Class Shares	3.72%	6.95%	4.05%
C-Class Shares with CDSC§	2.74%	5.95%	4.05%
P-Class Shares	4.03%	7.65%	4.76%
Institutional Class Shares	4.17%	7.94%	5.04%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.72%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 86.0%

REITs - 76.1%
REITs-DIVERSIFIED - 24.2%
Rayonier, Inc.	6,653	$234,052
New Residential Investment Corp.	14,024	230,695
Weyerhaeuser Co.	6,014	210,490
Crown Castle International Corp.	1,894	207,601
American Tower Corp. — Class A	1,368	198,825
Equinix, Inc.	427	178,546
Cousins Properties, Inc.	13,673	118,682
Gaming and Leisure Properties, Inc.	3,432	114,869
Total REITs-Diversified		1,493,760

REITs-WAREHOUSE/INDUSTRIES - 10.2%
EastGroup Properties, Inc.	2,280	188,465
Rexford Industrial Realty, Inc.	6,526	187,883
Prologis, Inc.	2,030	127,870
QTS Realty Trust, Inc. — Class A	3,467	125,575
Total REITs-Warehouse/Industries		629,793

REITs-OFFICE PROPERTY - 7.3%
Alexandria Real Estate Equities, Inc.	1,624	202,821
Highwoods Properties, Inc.	3,019	132,292
Tier REIT, Inc.	6,436	118,937
Total REITs-Office Property		454,050

REITs-HOTELS - 6.3%
RLJ Lodging Trust	8,482	164,890
MGM Growth Properties LLC — Class A	4,328	114,865
Summit Hotel Properties, Inc.	7,898	107,492
Total REITs-Hotels		387,247

REITs-SHOPPING CENTERS - 5.7%
Retail Opportunity Investments Corp.	7,258	128,249
Regency Centers Corp.	1,915	112,947
Federal Realty Investment Trust	971	112,743
Total REITs-Shopping Centers		353,939

REITs-MANUFACTURED HOMES - 5.5%
Sun Communities, Inc.	2,102	192,060
Equity LifeStyle Properties, Inc.	1,712	150,262
Total REITs-Manufactured Homes		342,322

REITs-HEALTH CARE - 4.7%
HCP, Inc.	8,004	185,933
Healthcare Trust of America, Inc. — Class A	4,060	107,387
Total REITs-Health Care		293,320

REITs-APARTMENTS - 3.5%
Invitation Homes, Inc.	9,373	213,986

REITs-MORTGAGE - 3.0%
Blackstone Mortgage Trust, Inc. — Class A	5,938	186,572

REITs-STORAGE - 2.9%
National Storage Affiliates Trust	7,201	180,601

REITs-REGIONAL MALLS - 2.8%
GGP, Inc.	8,282	169,450
Total REITs		4,705,040

LODGING - 5.7%
CASINO HOTELS - 3.7%
Boyd Gaming Corp.	3,627	115,556
Caesars Entertainment Corp.*	10,060	113,175
Total Casino Hotels		228,731

HOTELS & MOTELS - 2.0%
Hilton Worldwide Holdings, Inc.	1,546	121,763
Total Lodging		350,494

REAL ESTATE - 2.6%
REAL ESTATE OPERATIONS/DEVELOPMENT - 2.6%
VICI Properties, Inc.	8,781	160,868

TELECOMMUNICATIONS - 1.6%
TELECOMMUNICATION SERVICES - 1.6%
GDS Holdings Ltd. ADR*	3,567	97,914

Total Common Stocks
(Cost $5,049,096)		5,314,316

MONEY MARKET FUND† - 8.5%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.54%[1]	526,759	526,759
Total Money Market Fund
(Cost $526,759)		526,759

Total Investments - 94.5%
(Cost $5,575,855)		$5,841,075
Other Assets & Liabilities, net - 5.5%		342,656
Total Net Assets - 100.0%		$6,183,731

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Market Neutral Real Estate Portfolio Short Custom Basket Swap[2]	1.09%	At Maturity	07/25/19	$5,364,087	$345,580

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Percentage Value	Unrealized Gain

CUSTOM BASKET OF SHORT SECURITIES[2]
iShares U.S. Real Estate ETF	(21,215)	19.7%	$68,255
Government Properties Income Trust	(10,985)	12.9%	44,538
Senior Housing Properties Trust	(11,994)	10.9%	37,819
VEREIT, Inc.	(26,505)	9.9%	34,053
Lexington Realty Trust	(12,961)	8.5%	29,263
Omega Healthcare Investors, Inc.	(8,208)	7.9%	27,351
Piedmont Office Realty Trust, Inc. — Class A	(9,152)	7.5%	25,963
Brixmor Property Group, Inc.	(7,290)	7.0%	24,324
Weingarten Realty Investors	(4,649)	4.1%	14,242
CYS Investments, Inc.	(28,264)	3.9%	13,390
Realty Income Corp.	(3,384)	3.0%	10,502
Tanger Factory Outlet Centers, Inc.	(8,100)	2.5%	8,522
Chatham Lodging Trust	(9,630)	2.3%	7,866
Liberty Property Trust	(4,516)	2.2%	7,547
SL Green Realty Corp.	(1,831)	2.1%	7,175
National Retail Properties, Inc.	(5,155)	1.9%	6,558
STAG Industrial, Inc.	(6,619)	1.9%	6,436
Public Storage	(663)	1.3%	4,359
Brandywine Realty Trust	(8,143)	0.5%	1,867
Digital Realty Trust, Inc.	(1,166)	0.0%	118
Medical Properties Trust, Inc.	(9,544)	(0.3%)	(972)
Hersha Hospitality Trust	(5,383)	(1.0%)	(3,496)
Hospitality Properties Trust	(3,849)	(1.4%)	(4,993)
Acadia Realty Trust	(8,880)	(3.0%)	(10,385)
Chesapeake Lodging Trust	(5,304)	(4.3%)	(14,722)
Total Custom Basket of Short Securities			345,580

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.
[2]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,314,316	$—	$—	$—	$5,314,316
Money Market Fund	526,759	—	—	—	526,759
Custom Basket Swap Agreements	—	—	345,580	—	345,580
Total Assets	$5,841,075	$—	$345,580	$—	$6,186,655

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

MARKET NEUTRAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $5,575,855)	$5,841,075
Cash	3,448
Unrealized appreciation on swap agreements	345,580
Prepaid expenses	55,285
Receivables:
Fund shares sold	40,560
Dividends	24,463
Investment adviser	6,835
Interest	441
Total assets	6,317,687

Liabilities:
Payable for:
Swap settlement	123,433
Transfer agent/maintenance fees	4,456
Distribution and service fees	257
Trustees’ fees*	177
Miscellaneous	5,633
Total liabilities	133,956
Net assets	$6,183,731

Net assets consist of:
Paid in capital	$5,579,061
Undistributed net investment income	39,906
Accumulated net realized loss on investments	(46,036)
Net unrealized appreciation on investments	610,800
Net assets	$6,183,731

A-Class:
Net assets	$113,402
Capital shares outstanding	4,337
Net asset value per share	$26.15
Maximum offering price per share (Net asset value divided by 95.25%)	$27.45

C-Class:
Net assets	$124,916
Capital shares outstanding	4,853
Net asset value per share	$25.74

P-Class:
Net assets	$655,989
Capital shares outstanding	25,102
Net asset value per share	$26.13

Institutional Class:
Net assets	$5,289,424
Capital shares outstanding	201,248
Net asset value per share	$26.28

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$79,227
Interest	2,266
Total investment income	81,493

Expenses:
Management fees	31,742
Distribution and service fees:
A-Class	140
C-Class	558
P-Class	487
Transfer agent/maintenance fees:
A-Class	272
C-Class	281
P-Class	967
Institutional Class	10,986
Registration fees	33,385
Professional fees	30,549
Fund accounting/administration fees	12,465
Trustees’ fees*	5,371
Custodian fees	2,239
Line of credit fees	90
Miscellaneous	2,437
Total expenses	131,969
Less:
Expenses waived by Adviser	(31,333)
Expenses reimbursed by Adviser:
A-Class	(1,194)
C-Class	(1,214)
P-Class	(3,952)
Institutional Class	(52,689)
Total waived/reimbursed expenses	(90,382)
Net expenses	41,587
Net investment income	39,906

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	21,186
Swap agreements	(67,048)
Net realized loss	(45,862)
Net change in unrealized appreciation (depreciation) on:
Investments	(148,830)
Swap agreements	387,395
Net change in unrealized appreciation (depreciation)	238,565
Net realized and unrealized gain	192,703
Net increase in net assets resulting from operations	$232,609

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,906	$27,490
Net realized gain (loss) on investments	(45,862)	24,187
Net change in unrealized appreciation (depreciation) on investments	238,565	365,882
Net increase in net assets resulting from operations	232,609	417,559

Distributions to shareholders from:
Net realized gains
A-Class	(5,777)	—
C-Class	(5,619)	—
P-Class	(17,831)	—
Institutional Class	(264,679)	—
Total distributions to shareholders	(293,906)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	—	784
C-Class	16,544	36,949
P-Class	323,521	193,721
Institutional Class	80,115	—
Distributions reinvested
A-Class	5,777	—
C-Class	5,619	—
P-Class	17,831	—
Institutional Class	264,679	—
Cost of shares redeemed
C-Class	(38,218)	—
P-Class	(1,523)	(3,606)
Net increase from capital share transactions	674,345	227,848
Net increase in net assets	613,048	645,407

Net assets:
Beginning of period	5,570,683	4,925,276
End of period	$6,183,731	$5,570,683
Undistributed net investment income at end of period	$39,906	$—

Capital share activity:
Shares sold
A-Class	—	30
C-Class	632	1,459
P-Class	12,217	7,329
Institutional Class	3,009	—
Shares issued from reinvestment of distributions
A-Class	225	—
C-Class	221	—
P-Class	693	—
Institutional Class	10,239	—
Shares redeemed
C-Class	(1,459)	—
P-Class	(57)	(139)
Net increase in shares	25,720	8,679

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$26.47	$24.45	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.16	.08	.24
Net gain (loss) on investments (realized and unrealized)	.92	1.94	(.79)
Total from investment operations	1.08	2.02	(.55)
Less distributions from:
Net realized gains	(1.40)	—	—
Total distributions	(1.40)	—	—
Net asset value, end of period	$26.15	$26.47	$24.45

Total Return[f]	4.07%	8.38%	(2.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113	$109	$100
Ratios to average net assets:
Net investment income (loss)	1.18%	0.31%	1.66%
Total expenses	4.84%	4.88%	3.74%
Net expenses[d,e,g]	1.60%	1.65%	1.64%
Portfolio turnover rate	54%	145%	135%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$26.16	$24.35	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.06	(.11)	.12
Net gain (loss) on investments (realized and unrealized)	.92	1.92	(.77)
Total from investment operations	.98	1.81	(.65)
Less distributions from:
Net realized gains	(1.40)	—	—
Total distributions	(1.40)	—	—
Net asset value, end of period	$25.74	$26.16	$24.35

Total Return[f]	3.72%	7.56%	(2.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125	$143	$97
Ratios to average net assets:
Net investment income (loss)	0.50%	(0.52%)	0.93%
Total expenses	5.64%	5.70%	4.47%
Net expenses[d,e,g]	2.35%	2.40%	2.38%
Portfolio turnover rate	54%	145%	135%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$26.48	$24.45	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.21	.16	.26
Net gain (loss) on investments (realized and unrealized)	.84	1.87	(.81)
Total from investment operations	1.05	2.03	(.55)
Less distributions from:
Net realized gains	(1.40)	—	—
Total distributions	(1.40)	—	—
Net asset value, end of period	$26.13	$26.48	$24.45

Total Return[f]	4.03%	8.34%	(2.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$656	$324	$124
Ratios to average net assets:
Net investment income (loss)	1.62%	0.52%	1.64%
Total expenses	4.76%	5.18%	3.65%
Net expenses[d,e,g]	1.64%	1.65%	1.66%
Portfolio turnover rate	54%	145%	135%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$26.57	$24.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.18	.14	.28
Net gain (loss) on investments (realized and unrealized)	.93	1.94	(.79)
Total from investment operations	1.11	2.08	(.51)
Less distributions from:
Net realized gains	(1.40)	—	—
Total distributions	(1.40)	—	—
Net asset value, end of period	$26.28	$26.57	$24.49

Total Return[f]	4.17%	8.62%	(2.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,289	$4,995	$4,604
Ratios to average net assets:
Net investment income (loss)	1.39%	0.55%	1.92%
Total expenses	4.53%	4.52%	3.41%
Net expenses[d,e,g]	1.40%	1.40%	1.39%
Portfolio turnover rate	54%	145%	135%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: February 26, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.22%
C-Class	—	0.22%
P-Class	—	0.16%
Institutional Class	—	0.18%

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts excluding those expenses, the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16
A-Class	1.60%	1.63%	1.63%
C-Class	2.35%	2.37%	2.37%
P-Class	1.64%	1.63%	1.65%
Institutional Class	1.40%	1.38%	1.38%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
P-Class	May 1, 2015
Institutional Class	March 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Prologis, Inc.	5.4%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.9%
Equity Residential	2.8%
Alexandria Real Estate Equities, Inc.	2.7%
Sun Communities, Inc.	2.6%
Invitation Homes, Inc.	2.6%
HCP, Inc.	2.4%
AvalonBay Communities, Inc.	2.4%
Equity LifeStyle Properties, Inc.	2.2%
Top Ten Total	33.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	Since Inception (03/28/14)
A-Class Shares	(2.49%)	2.78%	9.68%
A-Class Shares with sales charge‡	(7.11%)	(2.11%)	8.35%
C-Class Shares	(2.81%)	2.04%	8.86%
C-Class Shares with CDSC§	(3.74%)	1.06%	8.86%
Institutional Class Shares	(2.34%)	3.05%	10.00%
FTSE NAREIT Equity REITs Index	(6.82%)	(4.51%)	6.56%
	6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares	(2.49%)	2.76%	5.24%
FTSE NAREIT Equity REITs Index	(6.82%)	(4.51%)	2.80%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The FTSE NAREIT Equity REITs Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
RISK MANAGED REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 95.2%

REITs - 88.6%
REITs-DIVERSIFIED - 19.4%
Equinix, Inc.	18,511	$7,740,190
Gaming and Leisure Properties, Inc.	90,625	3,033,219
Digital Realty Trust, Inc.	28,099	2,961,073
Weyerhaeuser Co.	76,226	2,667,910
Rayonier, Inc.	75,671	2,662,106
American Tower Corp. — Class A	18,205	2,645,915
Crown Castle International Corp.	24,034	2,634,367
Cousins Properties, Inc.	255,632	2,218,886
New Residential Investment Corp.	121,783	2,003,330
Vornado Realty Trust	20,287	1,365,315
Duke Realty Corp.	34,572	915,467
Total REITs-Diversified		30,847,778

REITs-WAREHOUSE/INDUSTRIES - 11.9%
Prologis, Inc.	137,129	8,637,756
Rexford Industrial Realty, Inc.	106,225	3,058,218
EastGroup Properties, Inc.	33,992	2,809,779
QTS Realty Trust, Inc. — Class A	47,092	1,705,672
CyrusOne, Inc.	28,210	1,444,634
Gramercy Property Trust	57,190	1,242,739
Total REITs-Warehouse/Industries		18,898,798

REITs-APARTMENTS - 11.8%
Equity Residential	71,490	4,405,214
Invitation Homes, Inc.	178,716	4,080,086
AvalonBay Communities, Inc.[1]	22,974	3,778,304
American Homes 4 Rent — Class A	104,825	2,104,886
Camden Property Trust	20,653	1,738,570
Mid-America Apartment Communities, Inc.	15,785	1,440,223
Essex Property Trust, Inc.	5,088	1,224,580
Total REITs-Apartments		18,771,863

REITs-OFFICE PROPERTY - 8.8%
Alexandria Real Estate Equities, Inc.	34,365	4,291,845
Boston Properties, Inc.[1]	21,147	2,605,733
Highwoods Properties, Inc.	51,862	2,272,593
Douglas Emmett, Inc.	35,254	1,295,937
Tier REIT, Inc.	67,551	1,248,342
SL Green Realty Corp.	9,736	942,737
Kilroy Realty Corp.	12,138	861,312
Hudson Pacific Properties, Inc.	16,266	529,133
Total REITs-Office Property		14,047,632

REITs-HEALTH CARE - 8.0%
HCP, Inc.	167,319	3,886,820
Ventas, Inc.	63,674	3,153,773
Healthcare Trust of America, Inc. — Class A	111,687	2,954,121
Welltower, Inc.	51,767	2,817,678
Total REITs-Health Care		12,812,392

REITs-REGIONAL MALLS - 7.3%
Simon Property Group, Inc.	53,828	8,308,352
GGP, Inc.	130,216	2,664,219
Taubman Centers, Inc.	10,617	604,213
Total REITs-Regional Malls		11,576,784

REITs-STORAGE - 5.9%
Public Storage	17,960	3,599,004
National Storage Affiliates Trust	84,005	2,106,845
Iron Mountain, Inc.	57,205	1,879,756
Extra Space Storage, Inc.	21,456	1,874,396
Total REITs-Storage		9,460,001

REITs-MANUFACTURED HOMES - 4.8%
Sun Communities, Inc.	45,174	4,127,548
Equity LifeStyle Properties, Inc.[1]	39,406	3,458,665
Total REITs-Manufactured Homes		7,586,213

REITs-HOTELS - 4.5%
Summit Hotel Properties, Inc.	142,599	1,940,772
MGM Growth Properties LLC — Class A	71,505	1,897,743
RLJ Lodging Trust	87,211	1,695,382
Host Hotels & Resorts, Inc.	90,793	1,692,382
Total REITs-Hotels		7,226,279

REITs-SHOPPING CENTERS - 3.8%
Regency Centers Corp.	42,945	2,532,896
Federal Realty Investment Trust	21,430	2,488,237
Retail Opportunity Investments Corp.	58,052	1,025,779
Total REITs-Shopping Centers		6,046,912

REITs-MORTGAGE - 1.4%
Blackstone Mortgage Trust, Inc. — Class A	73,425	2,307,013

REITs-SINGLE TENANT - 1.0%
Realty Income Corp.	29,837	1,543,468
Total REITs		141,125,133

LODGING - 4.5%
CASINO HOTELS - 2.6%
Caesars Entertainment Corp.*	205,987	2,317,354
Boyd Gaming Corp.	55,017	1,752,842
Total Casino Hotels		4,070,196

HOTELS & MOTELS - 1.9%
Hilton Worldwide Holdings, Inc.	21,408	1,686,094
Extended Stay America, Inc.	69,138	1,366,858
Total Hotels & Motels		3,052,952
Total Lodging		7,123,148

REAL ESTATE - 1.2%
REAL ESTATE OPERATIONS/DEVELOPMENT - 1.2%
VICI Properties, Inc.	106,276	1,946,976

TELECOMMUNICATIONS - 0.9%
TELECOMMUNICATION SERVICES - 0.9%
GDS Holdings Ltd. ADR*	54,682	1,501,021

Total Common Stocks
(Cost $152,191,655)		151,696,278

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
RISK MANAGED REAL ESTATE FUND

	Shares	Value

MONEY MARKET FUND† - 4.7%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[2]	7,524,733	$7,524,733
Total Money Market Fund
(Cost $7,524,733)		7,524,733
Total Investments - 99.9%
(Cost $159,716,388)		159,221,011

COMMON STOCKS SOLD SHORT† - (6.9)%

REITs - (6.9)%
REITs-STORAGE - (0.3)%
Public Storage	(1,991)	(398,976)

REITs-REGIONAL MALLS - (0.3)%
Tanger Factory Outlet Centers, Inc.	(23,411)	(515,042)

REITs-WAREHOUSE/INDUSTRIES - (0.3)%
Liberty Property Trust	(13,049)	(518,437)

REITs-MORTGAGE - (0.4)%
CYS Investments, Inc.	(82,891)	(557,028)

REITs-SINGLE TENANT - (0.7)%
Realty Income Corp.	(9,793)	(506,592)
National Retail Properties, Inc.	(14,869)	(583,757)
Total REITs-Single Tenant		(1,090,349)

REITs-DIVERSIFIED - (0.7)%
Lexington Realty Trust	(37,373)	(294,126)
Digital Realty Trust, Inc.	(3,514)	(370,305)
STAG Industrial, Inc.	(18,872)	(451,418)
Total REITs-Diversified		(1,115,849)

REITs-SHOPPING CENTERS - (0.8)%
Brixmor Property Group, Inc.	(21,329)	(325,267)
Weingarten Realty Investors	(13,182)	(370,151)
Acadia Realty Trust	(25,624)	(630,350)
Total REITs-Shopping Centers		(1,325,768)

REITs-HOTELS - (1.0)%
Hersha Hospitality Trust	(15,808)	(282,963)
Hospitality Properties Trust	(11,335)	(287,229)
Chesapeake Lodging Trust	(15,196)	(422,601)
Chatham Lodging Trust	(28,838)	(552,248)
Total REITs-Hotels		(1,545,041)

REITs-HEALTH CARE - (1.0)%
Medical Properties Trust, Inc.	(28,683)	(372,879)
Senior Housing Properties Trust	(34,255)	(536,433)
Omega Healthcare Investors, Inc.	(23,642)	(639,280)
Total REITs-Health Care		(1,548,592)

REITs-OFFICE PROPERTY - (1.4)%
Brandywine Realty Trust	(23,421)	(371,925)
Government Properties Income Trust	(29,680)	(405,429)
Piedmont Office Realty Trust, Inc. — Class A	(25,904)	(455,651)
SL Green Realty Corp.	(5,521)	(534,598)
VEREIT, Inc.	(77,776)	(541,321)
Total REITs-Office Property		(2,308,924)
Total REITs		(10,924,006)

Total Common Stocks Sold Short
(Cost $11,716,869)		(10,924,006)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.9)%
iShares U.S. Real Estate ETF	62,045	(4,682,536)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,862,302)		(4,682,536)
Total Securities Sold Short - (9.8)%
(Proceeds $16,579,171)		$(15,606,542)
Other Assets & Liabilities, net - 9.9%		15,811,645
Total Net Assets - 100.0%		$159,426,114

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Risk Managed Real Estate Portfolio Short Custom Basket Swap[3]	1.13%	At Maturity	06/17/19	$38,822,596	$2,961,947
OTC Custom Basket Swap Agreements††
Morgan Stanley	Risk Managed Real Estate Portfolio Long Custom Basket Swap[4]	2.08%	At Maturity	06/17/19	38,756,413	(203,135)

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Value	Unrealized Gain (Loss)

CUSTOM BASKET OF LONG SECURITIES[4]
Rayonier, Inc.	49,172	(120.3%)	$244,458
Boyd Gaming Corp.	27,132	(80.9%)	164,255
American Tower Corp. — Class A	10,157	(67.8%)	137,726
Crown Castle International Corp.	14,109	(44.3%)	89,913
Invitation Homes, Inc.	67,834	(42.3%)	85,875
Alexandria Real Estate Equities, Inc.	11,826	(31.5%)	64,028
Prologis, Inc.	14,715	(27.3%)	55,491
National Storage Affiliates Trust	51,566	(17.9%)	36,302
Tier REIT, Inc.	46,023	(17.2%)	34,969
HCP, Inc.	59,529	(16.6%)	33,779
Sun Communities, Inc.	15,010	(16.2%)	32,959
Equity LifeStyle Properties, Inc.	12,339	(13.7%)	27,844
Rexford Industrial Realty, Inc.	47,060	(13.7%)	27,837
Weyerhaeuser Co.	44,358	(11.5%)	23,273
Highwoods Properties, Inc.	21,822	(9.8%)	19,858
GDS Holdings Ltd. ADR*	26,262	(7.2%)	14,568
QTS Realty Trust, Inc. — Class A	25,818	(6.6%)	13,431
Retail Opportunity Investments Corp.	52,744	(6.2%)	12,585
Blackstone Mortgage Trust, Inc. — Class A	43,016	(3.1%)	6,264
Hilton Worldwide Holdings, Inc.	11,557	(0.9%)	1,890
Cousins Properties, Inc.	97,828	18.1%	(36,678)
Equinix, Inc.	3,099	23.2%	(47,189)
EastGroup Properties, Inc.	16,317	31.4%	(63,862)
Regency Centers Corp.	13,922	32.4%	(65,896)
Gaming and Leisure Properties, Inc.	24,643	32.8%	(66,547)
MGM Growth Properties LLC — Class A	30,316	33.2%	(67,445)
RLJ Lodging Trust	61,026	39.1%	(79,322)
Federal Realty Investment Trust	7,034	39.5%	(80,223)
Caesars Entertainment Corp.*	74,589	41.9%	(85,199)
New Residential Investment Corp.	106,362	55.8%	(113,259)
Summit Hotel Properties, Inc.	56,212	62.3%	(126,591)
Healthcare Trust of America, Inc. — Class A	28,707	72.3%	(146,901)
VICI Properties, Inc.	63,193	85.2%	(173,060)
GGP, Inc.	62,281	87.8%	(178,268)
Total Custom Basket of Long Securities			(203,135)

CUSTOM BASKET OF SHORT SECURITIES[3]
iShares U.S. Real Estate ETF	(154,874)	20.1%	595,857
Senior Housing Properties Trust	(83,974)	14.1%	418,970
Government Properties Income Trust	(73,029)	11.2%	330,537
VEREIT, Inc.	(191,229)	8.4%	248,202
Lexington Realty Trust	(94,083)	7.7%	229,109
Piedmont Office Realty Trust, Inc. — Class A	(65,199)	7.7%	226,955
Brixmor Property Group, Inc.	(53,664)	7.0%	206,595
Omega Healthcare Investors, Inc.	(59,572)	5.5%	163,504
Weingarten Realty Investors	(33,575)	4.2%	124,313
CYS Investments, Inc.	(204,181)	3.7%	109,465
SL Green Realty Corp.	(13,220)	3.4%	101,165
Chatham Lodging Trust	(70,033)	3.4%	99,854
Liberty Property Trust	(32,352)	2.9%	87,586
Realty Income Corp.	(24,337)	2.9%	85,791
Tanger Factory Outlet Centers, Inc.	(59,529)	2.2%	64,144
STAG Industrial, Inc.	(46,384)	1.8%	54,321
Public Storage	(4,764)	1.5%	43,842
National Retail Properties, Inc.	(37,526)	0.6%	18,368
Brandywine Realty Trust	(58,264)	0.5%	13,965
Digital Realty Trust, Inc.	(8,650)	0.0%	877
Medical Properties Trust, Inc.	(71,184)	(0.2%)	(7,249)
Hersha Hospitality Trust	(39,458)	(0.9%)	(25,626)
Hospitality Properties Trust	(28,292)	(1.2%)	(36,704)
Acadia Realty Trust	(64,850)	(2.8%)	(82,373)
Chesapeake Lodging Trust	(38,333)	(3.7%)	(109,521)
Total Custom Basket of Short Securities			2,961,947

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 29, 2018.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
RISK MANAGED REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$151,696,278	$—	$—	$—	$151,696,278
Money Market Fund	7,524,733	—	—	—	7,524,733
Custom Basket Swap Agreements	—	—	2,961,947	—	2,961,947
Total Assets	$159,221,011	$—	$2,961,947	$—	$162,182,958

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,924,006	$—	$—	$—	$10,924,006
Exchange-Traded Funds	4,682,536	—	—	—	4,682,536
Custom Basket Swap Agreements	—	—	203,135	—	203,135
Total Liabilities	$15,606,542	$—	$203,135	$—	$15,809,677

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $159,716,388)	$159,221,011
Cash	15,197,604
Unrealized appreciation on swap agreements	2,961,947
Prepaid expenses	65,850
Receivables:
Dividends	544,357
Fund shares sold	108,407
Interest	8,432
Investment Adviser	14
Other assets	8,684
Total assets	178,116,306

Liabilities:
Securities sold short, at value (proceeds $16,579,171)	15,606,542
Segregated cash due to broker	1,950,000
Unrealized depreciation on swap agreements	203,135
Payable for:
Swap settlement	531,241
Fund shares redeemed	162,697
Management fees	97,895
Fund accounting/administration fees	10,662
Distribution and service fees	4,941
Trustees’ fees*	1,589
Transfer agent/maintenance fees	1,331
Miscellaneous	120,159
Total liabilities	18,690,192
Net assets	$159,426,114

Net assets consist of:
Paid in capital	$158,969,970
Accumulated net investment loss	(879,203)
Accumulated net realized loss on investments	(1,900,717)
Net unrealized appreciation on investments	3,236,064
Net assets	$159,426,114

A-Class:
Net assets	$16,948,326
Capital shares outstanding	610,698
Net asset value per share	$27.75
Maximum offering price per share (Net asset value divided by 95.25%)	$29.13

C-Class:
Net assets	$776,667
Capital shares outstanding	28,167
Net asset value per share	$27.57

P-Class:
Net assets	$4,318,073
Capital shares outstanding	154,795
Net asset value per share	$27.90

Institutional Class:
Net assets	$137,383,048
Capital shares outstanding	4,895,058
Net asset value per share	$28.07

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

RISK MANAGED REAL ESTATE FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$1,869,645
Interest	87,609
Total investment income	1,957,254

Expenses:
Management fees	539,377
Distribution and service fees:
A-Class	13,888
C-Class	4,291
P-Class	4,821
Recoupment of previously waived fees:
A-Class	2,475
P-Class	226
Institutional Class	12,944
Transfer agent/maintenance fees:
A-Class	2,088
C-Class	1,009
P-Class	1,926
Institutional Class	15,261
Fund accounting/administration fees	57,534
Short sales dividend expense	29,745
Prime broker interest expense	13,173
Custodian fees	8,146
Trustees’ fees*	5,953
Line of credit fees	2,489
Miscellaneous	89,581
Total expenses	804,927
Less:
Expenses reimbursed by Adviser:
A-Class	(387)
C-Class	(720)
P-Class	(694)
Institutional Class	(1,426)
Total reimbursed expenses	(3,227)
Net expenses	801,700
Net investment income	1,155,554

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(31,511)
Securities sold short	447,944
Swap agreements	(482,336)
Net realized gain	(65,903)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,943,087)
Securities sold short	933,009
Swap agreements	2,243,008
Net change in unrealized appreciation (depreciation)	(4,767,070)
Net realized and unrealized loss	(4,832,973)
Net decrease in net assets resulting from operations	$(3,677,419)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,155,554	$432,593
Net realized gain on investments	(65,903)	7,307,808
Net change in unrealized appreciation (depreciation) on investments	(4,767,070)	819,439
Net increase (decrease) in net assets resulting from operations	(3,677,419)	8,559,840

Distributions to shareholders from:
Net investment income
A-Class	(118,998)	(18,998)
C-Class	(4,580)	(7,861)
P-Class	(35,586)	(16,196)
Institutional Class	(1,323,316)	(2,441,728)
Net realized gains
A-Class	(472,219)	(14,684)
C-Class	(32,529)	(13,682)
P-Class	(153,203)	(2,734)
Institutional Class	(4,326,067)	(2,669,186)
Total distributions to shareholders	(6,466,498)	(5,185,069)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,908,544	2,398,594
C-Class	389,174	224,935
P-Class	4,073,223	3,554,742
Institutional Class	28,763,961	11,786,247
Distributions reinvested
A-Class	587,343	31,571
C-Class	37,109	18,354
P-Class	177,730	18,640
Institutional Class	4,620,716	4,051,720
Cost of shares redeemed
A-Class	(1,529,913)	(1,017,535)
C-Class	(308,350)	(50,198)
P-Class	(2,147,581)	(1,121,507)
Institutional Class	(10,523,199)	(7,914,904)
Net increase from capital share transactions	41,048,757	11,980,659
Net increase in net assets	30,904,840	15,355,430

Net assets:
Beginning of period	128,521,274	113,165,844
End of period	$159,426,114	$128,521,274
Accumulated net investment loss at end of period	$(879,203)	$(552,277)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	568,003	81,880
C-Class	13,191	7,646
P-Class	137,110	120,023
Institutional Class	996,424	395,502
Shares issued from reinvestment of distributions
A-Class	20,108	1,101
C-Class	1,274	652
P-Class	6,045	633
Institutional Class	156,555	140,819
Shares redeemed
A-Class	(51,355)	(34,776)
C-Class	(10,840)	(1,759)
P-Class	(74,249)	(37,602)
Institutional Class	(353,344)	(273,671)
Net increase in shares	1,408,922	400,448

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.70	$28.87	$29.77	$26.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.25	.03	.19	(.21)	.02
Net gain (loss) on investments (realized and unrealized)	(.93)	2.08	3.84	3.18	2.06
Total from investment operations	(.68)	2.11	4.03	2.97	2.08
Less distributions from:
Net investment income	(.23)	(.57)	(1.12)	(.05)	(.09)
Net realized gains	(1.04)	(.71)	(3.81)	(.14)	—
Total distributions	(1.27)	(1.28)	(4.93)	(.19)	(.09)
Net asset value, end of period	$27.75	$29.70	$28.87	$29.77	$26.99

Total Return[h]	(2.49%)	7.54%	14.88%	10.97%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,948	$2,196	$743	$366	$107
Ratios to average net assets:
Net investment income (loss)	1.73%	0.09%	0.66%	(0.67%)	0.16%
Total expenses[d]	1.37%	1.45%	1.93%	3.41%	4.22%[i]
Net expenses[e,f,j]	1.36%	1.33%	1.78%	3.04%	3.32%
Portfolio turnover rate	35%	85%	133%	214%	57%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.54	$28.77	$29.56	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.08	(.19)	.02	(.43)	(.23)
Net gain (loss) on investments (realized and unrealized)	(.86)	2.06	3.77	3.18	2.19
Total from investment operations	(.78)	1.87	3.79	2.75	1.96
Less distributions from:
Net investment income	(.15)	(.39)	(.77)	—	(.01)
Net realized gains	(1.04)	(.71)	(3.81)	(.14)	—
Total distributions	(1.19)	(1.10)	(4.58)	(.14)	(.01)
Net asset value, end of period	$27.57	$29.54	$28.77	$29.56	$26.95

Total Return[h]	(2.81%)	6.71%	14.00%	10.20%	7.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$777	$725	$518	$95	$52
Ratios to average net assets:
Net investment income (loss)	0.57%	(0.66%)	0.08%	(1.42%)	(1.60%)
Total expenses[d]	2.27%	2.27%	3.32%	5.76%	9.33%[i]
Net expenses[e,j]	2.10%	2.08%	2.53%	3.76%	2.67%
Portfolio turnover rate	35%	85%	133%	214%	57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$29.85	$29.01	$29.77	$30.89
Income (loss) from investment operations:
Net investment income (loss)[c]	.20	.13	.16	.04
Net gain (loss) on investments (realized and unrealized)	(.87)	1.98	3.88	(1.16)
Total from investment operations	(.67)	2.11	4.04	(1.12)
Less distributions from:
Net investment income	(.24)	(.56)	(.99)	—
Net realized gains	(1.04)	(.71)	(3.81)	—
Total distributions	(1.28)	(1.27)	(4.80)	—
Net asset value, end of period	$27.90	$29.85	$29.01	$29.77

Total Return[h]	(2.49%)	7.53%	14.87%	(3.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,318	$2,564	$82	$30
Ratios to average net assets:
Net investment income (loss)	1.39%	0.42%	0.56%	0.30%
Total expenses[d]	1.40%	1.51%	1.88%	4.04%[i]
Net expenses[e,f,j]	1.36%	1.30%	1.78%	2.94%
Portfolio turnover rate	35%	85%	133%	214%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$30.04	$29.18	$29.90	$27.00	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.24	.11	.26	(.11)	.02
Net gain (loss) on investments (realized and unrealized)	(.87)	2.10	3.89	3.18	2.09
Total from investment operations	(.63)	2.21	4.15	3.07	2.11
Less distributions from:
Net investment income	(.30)	(.64)	(1.06)	(.03)	(.11)
Net realized gains	(1.04)	(.71)	(3.81)	(.14)	—
Total distributions	(1.34)	(1.35)	(4.87)	(.17)	(.11)
Net asset value, end of period	$28.07	$30.04	$29.18	$29.90	$27.00

Total Return[h]	(2.34%)	7.87%	15.20%	11.36%	8.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,383	$123,037	$111,823	$105,882	$103,993
Ratios to average net assets:
Net investment income (loss)	1.61%	0.38%	0.91%	(0.35%)	0.11%
Total expenses[d]	1.08%	1.02%	1.50%	2.70%	2.69%[i]
Net expenses[e,f,j]	1.08%	1.01%	1.50%	2.70%	2.58%
Portfolio turnover rate	35%	85%	133%	214%	57%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.04%	0.02%
C-Class	—	0.00%
P-Class	0.01%	0.00%
Institutional Class	0.02%	0.00%

[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Due to limited length of Fund operations, ratios for this periods are not indicative of future performance.
[j]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts excluding these expense, the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	1.26%	1.30%	1.29%	1.30%	1.30%
C-Class	2.04%	2.04%	2.03%	2.05%	2.05%
P-Class	1.29%	1.29%	1.28%	1.30%	—
Institutional Class	1.00%	0.97%	1.00%	0.99%	1.10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Portland General Electric Co.	1.7%
Spire, Inc.	1.7%
First Citizens BancShares, Inc. — Class A	1.6%
UniFirst Corp.	1.6%
Berkshire Hills Bancorp, Inc.	1.6%
Wintrust Financial Corp.	1.5%
Cathay General Bancorp	1.5%
Fulton Financial Corp.	1.5%
International Speedway Corp. — Class A	1.4%
Hawaiian Holdings, Inc.	1.4%
Top Ten Total	15.5%

“Ten Largest Holdings” excludes any temporary cash investments.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (07/11/08)
A-Class Shares	(0.45%)	2.28%	7.11%	12.75%
A-Class Shares with sales charge‡	(5.15%)	(2.55%)	6.08%	12.07%
C-Class Shares	(0.86%)	1.45%	6.29%	11.92%
C-Class Shares with CDSC§	(1.78%)	0.50%	6.29%	11.92%
Institutional Class Shares	(0.33%)	2.49%	7.35%	13.02%
Russell 2000 Value Index	(0.65%)	5.13%	9.96%	9.51%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		(0.46%)	2.27%	6.04%
Russell 2000 Value Index		(0.65%)	5.13%	8.78%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
SMALL CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 97.3%

Financial - 38.0%
First Citizens BancShares, Inc. — Class A	699	$288,855
Berkshire Hills Bancorp, Inc.	7,211	273,657
Wintrust Financial Corp.	3,135	269,767
Cathay General Bancorp	6,730	269,066
Fulton Financial Corp.	15,044	267,031
Umpqua Holdings Corp.	11,449	245,123
BancorpSouth Bank	7,664	243,715
Federal Agricultural Mortgage Corp. — Class C	2,752	239,479
Hanmi Financial Corp.	7,494	230,441
Argo Group International Holdings Ltd.	3,919	224,951
Radian Group, Inc.	10,825	206,108
Investors Bancorp, Inc.	14,843	202,458
Trustmark Corp.	6,268	195,311
Beneficial Bancorp, Inc.	12,538	194,966
TriCo Bancshares	5,072	188,780
Redwood Trust, Inc. REIT	12,088	187,001
Hersha Hospitality Trust REIT	9,361	167,562
MBIA, Inc.*	17,570	162,698
Flagstar Bancorp, Inc.*	4,160	147,264
Valley National Bancorp	11,655	145,221
Hancock Holding Co.	2,772	143,312
Tier REIT, Inc.	7,598	140,411
RLJ Lodging Trust REIT	7,155	139,093
Invesco Mortgage Capital, Inc. REIT	7,794	127,666
iStar, Inc. REIT*	12,518	127,308
Cousins Properties, Inc. REIT	13,568	117,770
Old National Bancorp	6,516	110,120
Sunstone Hotel Investors, Inc. REIT	6,800	103,496
LaSalle Hotel Properties REIT	3,537	102,609
MB Financial, Inc.	2,354	95,290
Equity Commonwealth REIT*	3,062	93,912
Cowen, Inc. — Class A*	7,041	92,941
Summit Hotel Properties, Inc. REIT	6,592	89,717
Cohen & Steers, Inc.	2,197	89,330
Stifel Financial Corp.	1,429	84,640
Lexington Realty Trust REIT	10,690	84,130
Physicians Realty Trust REIT	5,376	83,704
Hilltop Holdings, Inc.	3,521	82,603
Washington Federal, Inc.	2,343	81,068
1st Source Corp.	1,539	77,904
IBERIABANK Corp.	974	75,972
Genworth Financial, Inc. — Class A*	26,042	73,699
Customers Bancorp, Inc.*	2,429	70,805
ARMOUR Residential REIT, Inc.	2,214	51,542
Total Financial		6,688,496

Industrial - 13.8%
Louisiana-Pacific Corp.	7,351	211,488
Plexus Corp.*	3,365	200,991
GATX Corp.	2,653	181,704
Trinseo S.A.	2,334	172,833
Marten Transport Ltd.	7,523	171,524
TriMas Corp.*	5,906	155,033
Sanmina Corp.*	5,237	136,948
Crane Co.	1,433	132,896
Worthington Industries, Inc.	2,733	117,300
ITT, Inc.	2,389	117,013
Methode Electronics, Inc.	2,915	113,977
GasLog Ltd.	6,686	109,985
KEMET Corp.*	6,019	109,124
Greenbrier Companies, Inc.	2,043	102,661
Matson, Inc.	3,376	96,689
Esterline Technologies Corp.*	1,190	87,048
Apogee Enterprises, Inc.	1,920	83,232
Argan, Inc.	1,902	81,691
Scorpio Tankers, Inc.	23,024	45,127
Total Industrial		2,427,264

Consumer, Cyclical - 13.6%
UniFirst Corp.	1,721	278,200
International Speedway Corp. — Class A	5,685	250,708
Hawaiian Holdings, Inc.	6,334	245,126
Wabash National Corp.	10,879	226,392
Tenneco, Inc.	3,482	191,058
MDC Holdings, Inc.	6,339	176,985
Meritage Homes Corp.*	3,838	173,669
Cooper Tire & Rubber Co.	5,541	162,351
Unifi, Inc.*	3,345	121,256
Century Communities, Inc.*	3,961	118,632
Asbury Automotive Group, Inc.*	1,697	114,548
La-Z-Boy, Inc.	2,887	86,466
Deckers Outdoor Corp.*	736	66,262
Caleres, Inc.	1,955	65,688
Cheesecake Factory, Inc.	1,327	63,988
DSW, Inc. — Class A	1,916	43,033
Total Consumer, Cyclical		2,384,362

Consumer, Non-cyclical - 10.5%
Encompass Health Corp.	2,916	166,708
Lannett Company, Inc.*	9,865	158,333
Fresh Del Monte Produce, Inc.	3,454	156,259
Emergent BioSolutions, Inc.*	2,915	153,475
AMN Healthcare Services, Inc.*	2,405	136,484
Innoviva, Inc.*	7,605	126,775
Carriage Services, Inc. — Class A	4,493	124,276
Dean Foods Co.	14,355	123,740
FTI Consulting, Inc.*	2,433	117,782
Navigant Consulting, Inc.*	5,680	109,283
AMAG Pharmaceuticals, Inc.*	5,351	107,823
Cambrex Corp.*	1,775	92,832
Premier, Inc. — Class A*	2,781	87,073
Universal Corp.	1,432	69,452
Boston Beer Company, Inc. — Class A*	289	54,636
Community Health Systems, Inc.*	12,248	48,502
Total Consumer, Non-cyclical		1,833,433

Utilities - 7.5%
Portland General Electric Co.	7,324	296,695
Spire, Inc.	4,016	290,357
PNM Resources, Inc.	5,914	226,211

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
SMALL CAP VALUE FUND

	Shares	Value

Black Hills Corp.	3,651	$198,249
ONE Gas, Inc.	2,265	149,535
ALLETE, Inc.	1,330	96,092
Southwest Gas Holdings, Inc.	955	64,587
Total Utilities		1,321,726

Communications - 5.1%
Viavi Solutions, Inc.*	24,477	237,917
Ciena Corp.*	6,557	169,826
Infinera Corp.*	11,666	126,693
NeoPhotonics Corp.*	16,386	112,244
Scholastic Corp.	2,561	99,469
InterDigital, Inc.	1,200	88,320
Finisar Corp.*	3,638	57,517
Total Communications		891,986

Energy - 4.8%
Rowan Companies plc — Class A*	18,063	208,447
Delek US Holdings, Inc.	4,172	169,800
Oasis Petroleum, Inc.*	19,261	156,014
Laredo Petroleum, Inc.*	11,367	99,007
MRC Global, Inc.*	5,072	83,384
Oceaneering International, Inc.	4,054	75,161
Gulfport Energy Corp.*	5,339	51,521
Total Energy		843,334

Technology - 2.8%
Photronics, Inc.*	13,666	112,744
ManTech International Corp. — Class A	2,004	111,162
Cray, Inc.*	5,127	106,129
MicroStrategy, Inc. — Class A*	819	105,643
InnerWorkings, Inc.*	5,365	48,553
Total Technology		484,231

Basic Materials - 1.2%
Kaiser Aluminum Corp.	2,065	208,359

Total Common Stocks
(Cost $15,662,752)		17,083,191

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2,4	6,250	2
Total Convertible Preferred Stocks
(Cost $5,968)		2

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 2000 Value ETF	1,435	174,898
Total Exchange-Traded Funds
(Cost $172,995)		174,898

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[3]	392,537	392,537
Total Money Market Fund
(Cost $392,537)		392,537

Total Investments - 100.5%
(Cost $16,234,252)		$17,650,628
Other Assets & Liabilities, net - (0.5)%		(94,588)
Total Net Assets - 100.0%		$17,556,040

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $2, (cost $5,968) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of March 29, 2018.
[4]	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
SMALL CAP VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,083,191	$—	$—	$17,083,191
Convertible Preferred Stocks	—	—	2	2
Exchanged Traded Funds	174,898	—	—	174,898
Money Market Fund	392,537	—	—	392,537
Total Assets	$17,650,626	$—	$2	$17,650,628

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $16,234,252)	$17,650,628
Cash	4,973
Prepaid expenses	40,234
Receivables:
Dividends	25,891
Fund shares sold	4,351
Interest	311
Total assets	17,726,388

Liabilities:
Payable for:
Fund shares redeemed	140,513
Transfer agent/maintenance fees	6,791
Distribution and service fees	5,180
Management fees	2,076
Trustees’ fees*	116
Miscellaneous	15,672
Total liabilities	170,348
Net assets	$17,556,040

Net assets consist of:
Paid in capital	$15,147,048
Accumulated net investment loss	(160,615)
Accumulated net realized gain on investments	1,153,231
Net unrealized appreciation on investments	1,416,376
Net assets	$17,556,040

A-Class:
Net assets	$11,062,558
Capital shares outstanding	759,454
Net asset value per share	$14.57
Maximum offering price per share (Net asset value divided by 95.25%)	$15.30

C-Class:
Net assets	$3,249,547
Capital shares outstanding	241,906
Net asset value per share	$13.43

P-Class:
Net assets	$13,869
Capital shares outstanding	942
Net asset value per share	$14.72

Institutional Class:
Net assets	$3,230,066
Capital shares outstanding	242,635
Net asset value per share	$13.31

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$150,479
Interest	1,153
Total investment income	151,632

Expenses:
Management fees	74,824
Distribution and service fees:
A-Class	14,561
C-Class	19,153
P-Class	18
Transfer agent/maintenance fees:
A-Class	7,838
C-Class	4,740
P-Class	92
Institutional Class	5,053
Registration fees	33,584
Professional fees	22,493
Fund accounting/administration fees	12,465
Trustees’ fees*	3,989
Custodian fees	1,743
Line of credit fees	137
Miscellaneous	8,497
Total expenses	209,187
Less:
Expenses waived by Adviser	(49,180)
Expenses reimbursed by Adviser:
A-Class	(9,973)
C-Class	(5,438)
P-Class	(94)
Institutional Class	(5,880)
Total waived/reimbursed expenses	(70,565)
Net expenses	138,622
Net investment income	13,010

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,267,410
Net realized gain	1,267,410
Net change in unrealized appreciation (depreciation) on:
Investments	(1,346,316)
Net change in unrealized appreciation (depreciation)	(1,346,316)
Net realized and unrealized loss	(78,906)
Net decrease in net assets resulting from operations	$(65,896)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,010	$670
Net realized gain on investments	1,267,410	1,796,559
Net change in unrealized appreciation (depreciation) on investments	(1,346,316)	1,216,874
Net increase (decrease) in net assets resulting from operations	(65,896)	3,014,103

Distributions to shareholders from:
Net investment income
A-Class	(108,637)	(88,266)
P-Class	—	(72)
Institutional Class	(64,988)	(3,955)
Net realized gains
A-Class	(735,814)	—
C-Class	(259,677)	—
P-Class	(861)	—
Institutional Class	(338,745)	—
Total distributions to shareholders	(1,508,722)	(92,293)

Capital share transactions:
Proceeds from sale of shares
A-Class	665,010	3,674,284
C-Class	114,465	200,371
P-Class	128	10,168
Institutional Class	803,049	6,004,088
Distributions reinvested
A-Class	831,363	86,816
C-Class	254,977	—
P-Class	861	72
Institutional Class	397,704	3,294
Cost of shares redeemed
A-Class	(1,490,704)	(7,098,702)
C-Class	(1,115,997)	(1,377,815)
P-Class	—	(8,947)
Institutional Class	(2,357,519)	(1,724,934)
Net decrease from capital share transactions	(1,896,663)	(231,305)
Net increase (decrease) in net assets	(3,471,281)	2,690,505

Net assets:
Beginning of period	21,027,321	18,336,816
End of period	$17,556,040	$21,027,321
Accumulated net investment loss at end of period	$(160,615)	$—

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	43,212	251,276
C-Class	7,992	14,374
P-Class	8	675
Institutional Class	57,135	430,431
Shares issued from reinvestment of distributions
A-Class	55,684	5,894
C-Class	18,477	—
P-Class	58	5
Institutional Class	29,157	243
Shares redeemed
A-Class	(98,324)	(474,537)
C-Class	(79,633)	(98,332)
P-Class	—	(581)
Institutional Class	(173,872)	(122,880)
Net increase (decrease) in shares	(140,106)	6,568

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$15.74	$13.61	$12.78	$16.82	$17.81	$15.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	.01	.02	(.03)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(.06)	2.20	1.81	(.60)	.26	4.05
Total from investment operations	(.04)	2.22	1.82	(.58)	.23	4.05
Less distributions from:
Net investment income	(.15)	(.09)	—	(.09)	(.03)	(.01)
Net realized gains	(.98)	—	(.99)	(3.37)	(1.19)	(1.27)
Total distributions	(1.13)	(.09)	(.99)	(3.46)	(1.22)	(1.28)
Net asset value, end of period	$14.57	$15.74	$13.61	$12.78	$16.82	$17.81

Total Return[d]	(0.45%)	16.41%	14.81%	(5.23%)	1.07%	29.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,063	$11,943	$13,283	$12,866	$17,342	$16,487
Ratios to average net assets:
Net investment income (loss)	0.43%	0.15%	0.12%	0.13%	(0.14%)	(0.02%)
Total expenses[e]	1.96%	1.87%	2.29%	1.99%	1.85%	1.91%
Net expenses[f]	1.30%[h,i]	1.32%[h,i]	1.32%[i]	1.32%[i]	1.32%[i]	1.30%
Portfolio turnover rate	10%	48%	64%	62%	45%	34%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$14.51	$12.57	$11.95	$15.96	$17.05	$14.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.08)	(.08)	(.09)	(.15)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.06)	2.02	1.69	(.55)	.25	3.90
Total from investment operations	(.10)	1.94	1.61	(.64)	.10	3.78
Less distributions from:
Net realized gains	(.98)	—	(.99)	(3.37)	(1.19)	(1.27)
Total distributions	(.98)	—	(.99)	(3.37)	(1.19)	(1.27)
Net asset value, end of period	$13.43	$14.51	$12.57	$11.95	$15.96	$17.05

Total Return[d]	(0.86%)	15.53%	14.02%	(5.97%)	0.30%	28.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,250	$4,281	$4,762	$5,173	$8,527	$5,885
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.60%)	(0.64%)	(0.65%)	(0.87%)	(0.75%)
Total expenses[e]	2.83%	2.71%	3.04%	2.72%	2.51%	2.58%
Net expenses[f]	2.05%[h,i]	2.07%[h,i]	2.07%[i]	2.08%[i]	2.07%[i]	2.05%
Portfolio turnover rate	10%	48%	64%	62%	45%	34%

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$15.76	$13.60	$12.77	$14.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.01	.02	.04
Net gain (loss) on investments (realized and unrealized)	(.08)	2.22	1.80	(1.60)
Total from investment operations	(.06)	2.23	1.82	(1.56)
Less distributions from:
Net investment income	—	(.07)	—	—
Net realized gains	(.98)	—	(.99)	—
Total distributions	(.98)	(.07)	(.99)	—
Net asset value, end of period	$14.72	$15.76	$13.60	$12.77

Total Return[d]	(0.46%)	16.35%	14.88%	(10.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14	$14	$11	$9
Ratios to average net assets:
Net investment income (loss)	0.44%	0.09%	0.13%	0.60%
Total expenses[e]	3.15%	3.60%	2.50%	4.04%
Net expenses[f]	1.30%[h,i]	1.32%[i]	1.32%[i]	1.31%[i]
Portfolio turnover rate	10%	48%	64%	62%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$14.50	$12.54	$11.82	$17.04	$18.04	$15.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.04	.04	.05	.01	.04
Net gain (loss) on investments (realized and unrealized)	(.05)	2.04	1.67	(.49)	.25	4.10
Total from investment operations	(.02)	2.08	1.71	(.44)	.26	4.14
Less distributions from:
Net investment income	(.19)	(.12)	—	(1.41)	(.07)	(.04)
Net realized gains	(.98)	—	(.99)	(3.37)	(1.19)	(1.27)
Total distributions	(1.17)	(.12)	(.99)	(4.78)	(1.26)	(1.31)
Net asset value, end of period	$13.31	$14.50	$12.54	$11.82	$17.04	$18.04

Total Return[d]	(0.33%)	16.65%	15.18%	(5.01%)	1.21%	29.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,230	$4,790	$281	$459	$753	$22,315
Ratios to average net assets:
Net investment income (loss)	0.61%	0.30%	0.30%	0.33%	0.05%	0.23%
Total expenses[e]	1.81%	1.56%	2.09%	1.70%	1.33%	1.34%
Net expenses[f]	1.05%[h,i]	1.07%[i]	1.07%[i]	1.07%[i]	1.07%[i]	1.05%
Portfolio turnover rate	10%	48%	64%	62%	45%	34%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements as applicable.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.00%
C-Class	—	0.01%
P-Class	—	0.74%
Institutional Class	—	0.00%

[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	1.30%	1.30%	1.30%	1.30%	1.30%
C-Class	2.05%	2.05%	2.05%	2.05%	2.05%
P-Class	1.30%	1.30%	1.30%	1.30%	—
Institutional Class	1.05%	1.05%	1.05%	1.05%	1.05%

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Dates:
A-Class	September 10, 1962
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	35.8%
Guggenheim Strategy Fund II	30.1%
Guggenheim Limited Duration Fund - Institutional Class	7.6%
Guggenheim Strategy Fund I	5.4%
Apple, Inc.	0.8%
Johnson & Johnson	0.5%
Alphabet, Inc. — Class C	0.4%
Microsoft Corp.	0.4%
Pfizer, Inc.	0.4%
Cisco Systems, Inc.	0.4%
Top Ten Total	81.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	5.69%	13.61%	13.23%	8.11%
A-Class Shares with sales charge‡	0.66%	8.22%	12.13%	7.48%
C-Class Shares	5.20%	12.62%	12.18%	7.21%
C-Class Shares with CDSC§	4.35%	11.71%	12.18%	7.21%
S&P 500 Index	5.84%	13.99%	13.31%	9.49%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		5.55%	13.48%	10.12%
S&P 500 Index		5.84%	13.99%	10.32%
	6 month†	1 Year	5 Year	Since Inception (03/01/12)
Institutional Class Shares	5.86%	13.92%	13.52%	12.82%
S&P 500 Index	5.84%	13.99%	13.31%	13.71%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
STYLEPLUS—LARGE CORE FUND

	Shares	Value

COMMON STOCKS† - 18.9%

Consumer, Non-cyclical - 7.5%
Johnson & Johnson	8,289	$1,062,235
Pfizer, Inc.	22,742	807,114
Procter & Gamble Co.	10,071	798,429
Amgen, Inc.	3,601	613,898
Gilead Sciences, Inc.	7,699	580,428
Celgene Corp.*	6,199	553,013
Biogen, Inc.*	1,929	528,199
Anthem, Inc.	2,390	525,083
PepsiCo, Inc.	4,698	512,786
General Mills, Inc.	11,225	505,799
Kimberly-Clark Corp.	4,533	499,219
Humana, Inc.	1,827	491,152
Archer-Daniels-Midland Co.	10,992	476,723
Mylan N.V.*	11,458	471,726
McKesson Corp.	3,329	468,956
Sysco Corp.	7,818	468,767
JM Smucker Co.	3,746	464,541
Conagra Brands, Inc.	12,528	462,033
Tyson Foods, Inc. — Class A	6,302	461,243
Molson Coors Brewing Co. — Class B	5,966	449,419
AmerisourceBergen Corp. — Class A	4,956	427,257
Kellogg Co.	6,477	421,070
Perrigo Company plc	4,853	404,449
AbbVie, Inc.	3,729	352,950
IQVIA Holdings, Inc.*	3,575	350,743
Kroger Co.	13,764	329,510
Western Union Co.	15,985	307,392
CVS Health Corp.	4,892	304,331
DaVita, Inc.*	4,539	299,302
Centene Corp.*	2,719	290,580
Zimmer Biomet Holdings, Inc.	2,332	254,281
Eli Lilly & Co.	3,081	238,377
Merck & Company, Inc.	4,251	231,552
Quanta Services, Inc.*	6,098	209,466
Cardinal Health, Inc.	3,275	205,277
Allergan plc	945	159,034
Becton Dickinson and Co.	581	125,903
Cigna Corp.	654	109,702
Total Consumer, Non-cyclical		16,221,939

Technology - 2.9%
Apple, Inc.	9,924	1,665,049
Microsoft Corp.	9,704	885,684
Oracle Corp.	14,728	673,806
NetApp, Inc.	7,231	446,080
HP, Inc.	17,971	393,924
Micron Technology, Inc.*	7,435	387,661
DXC Technology Co.	3,781	380,104
Western Digital Corp.	3,869	356,993
Applied Materials, Inc.	5,621	312,584
Intel Corp.	4,829	251,494
International Business Machines Corp.	1,294	198,538
QUALCOMM, Inc.	3,116	172,658
CA, Inc.	3,719	126,074
Total Technology		6,250,649

Communications - 2.8%
Alphabet, Inc. — Class C*	897	925,516
Cisco Systems, Inc.	18,694	801,786
Comcast Corp. — Class A	21,307	728,060
Amazon.com, Inc.*	473	684,592
Omnicom Group, Inc.	6,336	460,437
Facebook, Inc. — Class A*	2,427	387,810
AT&T, Inc.	10,660	380,029
Motorola Solutions, Inc.	3,030	319,059
DISH Network Corp. — Class A*	8,182	310,016
Juniper Networks, Inc.	12,452	302,957
Verizon Communications, Inc.	6,092	291,319
News Corp. — Class A	15,151	239,386
Walt Disney Co.	2,079	208,815
Total Communications		6,039,782

Industrial - 2.5%
Caterpillar, Inc.	3,996	588,930
Norfolk Southern Corp.	3,652	495,869
Eaton Corporation plc	6,085	486,252
Parker-Hannifin Corp.	2,627	449,296
Kansas City Southern	4,051	445,002
Honeywell International, Inc.	2,794	403,761
Cummins, Inc.	2,413	391,123
Ingersoll-Rand plc	4,356	372,482
Textron, Inc.	6,263	369,329
Lockheed Martin Corp.	1,090	368,344
Arconic, Inc.	12,135	279,591
Fluor Corp.	4,833	276,544
Snap-on, Inc.	1,813	267,490
Acuity Brands, Inc.	1,510	210,177
United Technologies Corp.	1,209	152,116
Total Industrial		5,556,306

Consumer, Cyclical - 1.5%
Walmart, Inc.	6,021	535,689
Delta Air Lines, Inc.	8,848	484,959
Southwest Airlines Co.	8,334	477,372
American Airlines Group, Inc.	8,788	456,624
PACCAR, Inc.	6,584	435,663
Alaska Air Group, Inc.	6,888	426,780
Ralph Lauren Corp. — Class A	2,477	276,929
Walgreens Boots Alliance, Inc.	3,158	206,754
Total Consumer, Cyclical		3,300,770

Financial - 1.1%
Prudential Financial, Inc.	4,775	494,452
Principal Financial Group, Inc.	7,488	456,094
Berkshire Hathaway, Inc. — Class B*	1,494	298,023
JPMorgan Chase & Co.	2,680	294,720
Capital One Financial Corp.	2,907	278,549
Wells Fargo & Co.	4,779	250,467
Bank of America Corp.	4,379	131,326

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
STYLEPLUS—LARGE CORE FUND

	Shares	Value

Visa, Inc. — Class A	1,026	$122,730
Total Financial		2,326,361

Energy - 0.5%
Exxon Mobil Corp.	4,418	329,627
Occidental Petroleum Corp.	4,576	297,257
Chevron Corp.	1,399	159,542
ConocoPhillips	2,261	134,055
Apache Corp.	3,366	129,523
Total Energy		1,050,004

Basic Materials - 0.1%
DowDuPont, Inc.	3,465	220,755

Total Common Stocks
(Cost $39,434,236)		40,966,566

MUTUAL FUNDS† - 78.9%
Guggenheim Strategy Fund III[1]	3,100,088	77,595,212
Guggenheim Strategy Fund II1	2,608,752	65,244,878
Guggenheim Limited Duration Fund - Institutional Class[1]	663,389	16,418,883
Guggenheim Strategy Fund I1	469,567	11,762,665
Total Mutual Funds
(Cost $170,126,372)		171,021,638

Total Investments - 97.8%
(Cost $209,560,608)		$211,988,204
Other Assets & Liabilities, net - 2.2%		4,789,498
Total Net Assets - 100.0%		$216,777,702

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1	Jun 2018	$132,063	$(7,396)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Deutsche Bank	S&P 500 Index	2.09%	At Maturity	09/06/18	34,349	$177,690,812	$13,689,450

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
plc — Public Limited Company

See Sector Classification in Other Information section.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
STYLEPLUS—LARGE CORE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,966,566	$—	$—	$—	$—	$40,966,566
Equity Index Swap Agreements	—	—	—	13,689,450	—	13,689,450
Mutual Funds	171,021,638	—	—	—	—	171,021,638
Total Assets	$211,988,204	$—	$—	$13,689,450	$—	$225,677,654

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$7,396	$—	$—	$—	$7,396

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund - Institutional Class	$16,275,156	$209,566	$—	$—	$(65,839)	$16,418,883	663,389	$208,221	$—
Guggenheim Strategy Fund I	20,183,661	5,239,983	(13,616,106)	99,156	(144,029)	11,762,665	469,567	232,656	7,672
Guggenheim Strategy Fund II	61,428,415	6,641,936	(2,700,000)	8,637	(134,110)	65,244,878	2,608,752	837,977	32,875
Guggenheim Strategy Fund III	69,197,325	8,431,706	—	—	(33,819)	77,595,212	3,100,088	897,496	18,764
	$167,084,557	$20,523,191	$(16,316,106)	$107,793	$(377,797)	$171,021,638		$2,176,350	$59,311

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $39,434,236)	$40,966,566
Investments in affiliated issuers, at value (cost $170,126,372)	171,021,638
Segregated cash with broker	230,000
Unrealized appreciation on swap agreements	13,689,450
Prepaid expenses	99,480
Receivables:
Securities sold	2,861,994
Dividends	374,616
Fund shares sold	4,932
Interest	3,951
Variation margin	1,682
Total assets	229,254,309

Liabilities:
Overdraft due to custodian bank	209,361
Segregated cash due to broker	9,390,000
Payable for:
Swap settlement	1,919,451
Securities purchased	548,407
Management fees	135,104
Fund shares redeemed	71,444
Distribution and service fees	47,054
Transfer agent/maintenance fees	32,980
Fund accounting/administration fees	15,079
Trustees’ fees*	8,997
Miscellaneous	98,730
Total liabilities	12,476,607
Net assets	$216,777,702

Net assets consist of:
Paid in capital	$198,614,831
Undistributed net investment income	991,306
Accumulated net realized gain on investments	1,061,915
Net unrealized appreciation on investments	16,109,650
Net assets	$216,777,702

A-Class:
Net assets	$207,238,249
Capital shares outstanding	9,225,829
Net asset value per share	$22.46
Maximum offering price per share (Net asset value divided by 95.25%)	$23.58

C-Class:
Net assets	$2,233,210
Capital shares outstanding	133,210
Net asset value per share	$16.76

P-Class:
Net assets	$192,347
Capital shares outstanding	8,648
Net asset value per share	$22.24

Institutional Class:
Net assets	$7,113,896
Capital shares outstanding	318,812
Net asset value per share	$22.31

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$411,096
Dividends from securities of affiliated issuers	2,176,350
Interest	42,758
Total investment income	2,630,204

Expenses:
Management fees	830,932
Distribution and service fees:
A-Class	265,805
C-Class	11,810
P-Class	470
Transfer agent/maintenance fees:
A-Class	81,077
C-Class	2,472
P-Class	463
Institutional Class	834
Fund accounting/administration fees	88,634
Custodian fees	8,557
Trustees’ fees*	5,269
Line of credit fees	2,278
Miscellaneous	149,449
Total expenses	1,448,050
Less:
Expenses waived by Adviser	(36,570)
Net expenses	1,411,480
Net investment income	1,218,724

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$3,187,572
Investments in affiliated issuers	107,793
Distributions received from affiliated investment company shares	59,311
Swap agreements	(1,316,086)
Futures contracts	178,935
Net realized gain	2,217,525
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(795,115)
Investments in affiliated issuers	(377,797)
Swap agreements	10,085,609
Futures contracts	(32,536)
Net change in unrealized appreciation (depreciation)	8,880,161
Net realized and unrealized gain	11,097,686
Net increase in net assets resulting from operations	$12,316,410

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,218,724	$2,129,585
Net realized gain on investments	2,217,525	33,817,237
Net change in unrealized appreciation (depreciation) on investments	8,880,161	(740,352)
Net increase in net assets resulting from operations	12,316,410	35,206,470

Distributions to shareholders from:
Net investment income
A-Class	(1,947,854)	(1,414,912)
C-Class	(6,303)	—
P-Class	(4,538)	(3,434)
Institutional Class	(75,219)	(47,453)
Net realized gains
A-Class	(32,216,634)	(3,716,323)
C-Class	(468,921)	(65,682)
P-Class	(82,728)	(7,548)
Institutional Class	(923,741)	(86,390)
Total distributions to shareholders	(35,725,938)	(5,341,742)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,660,297	11,047,318
C-Class	148,532	660,113
P-Class	13,833	384,046
Institutional Class	1,576,753	1,495,515
Distributions reinvested
A-Class	31,962,892	4,827,591
C-Class	467,557	63,911
P-Class	87,266	10,982
Institutional Class	922,633	133,180
Cost of shares redeemed
A-Class	(12,074,652)	(27,532,534)
C-Class	(412,740)	(1,359,150)
P-Class	(367,781)	(364,348)
Institutional Class	(345,153)	(964,398)
Net increase (decrease) from capital share transactions	25,639,437	(11,597,774)
Net increase in net assets	2,229,909	18,266,954

Net assets:
Beginning of period	214,547,793	196,280,839
End of period	$216,777,702	$214,547,793
Undistributed net investment income at end of period	$991,306	$1,806,496

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	149,648	482,212
C-Class	8,005	36,211
P-Class	559	16,486
Institutional Class	68,080	64,115
Shares issued from reinvestment of distributions
A-Class	1,401,881	223,506
C-Class	27,407	3,755
P-Class	3,861	513
Institutional Class	40,770	6,203
Shares redeemed
A-Class	(491,608)	(1,183,096)
C-Class	(22,574)	(73,493)
P-Class	(16,056)	(15,340)
Institutional Class	(14,100)	(41,235)
Net increase (decrease) in shares	1,155,873	(480,163)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$25.23	$21.86	$21.14	$24.53	$24.27	$21.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.24	.16	.11	.20	.06
Net gain (loss) on investments (realized and unrealized)	1.37	3.72	3.04	(.12)	4.45	3.04
Total from investment operations	1.50	3.96	3.20	(.01)	4.65	3.10
Less distributions from:
Net investment income	(.24)	(.16)	(.13)	(.22)	(.06)	(.08)
Net realized gains	(4.03)	(.43)	(2.35)	(3.16)	(4.33)	—
Total distributions	(4.27)	(.59)	(2.48)	(3.38)	(4.39)	(.08)
Net asset value, end of period	$22.46	$25.23	$21.86	$21.14	$24.53	$24.27

Total Return[c]	5.69%	18.58%	16.13%	(0.84%)	21.59%	14.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207,238	$206,033	$188,979	$177,748	$192,850	$175,601
Ratios to average net assets:
Net investment income (loss)	1.10%	1.03%	0.79%	0.48%	0.86%	0.26%
Total expenses[d]	1.31%	1.38%	1.33%	1.32%	1.41%	1.37%
Net expenses[e]	1.27%	1.34%	1.31%	1.32%	1.39%	1.37%
Portfolio turnover rate	30%	30%	50%	65%	107%	217%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$19.74	$17.22	$17.17	$20.55	$21.12	$18.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	(.02)	(.08)	(.02)	(.15)
Net gain (loss) on investments (realized and unrealized)	1.08	2.92	2.42	(.06)	3.78	2.67
Total from investment operations	1.10	2.95	2.40	(.14)	3.76	2.52
Less distributions from:
Net investment income	(.05)	—	—	(.08)	—	—
Net realized gains	(4.03)	(.43)	(2.35)	(3.16)	(4.33)	—
Total distributions	(4.08)	(.43)	(2.35)	(3.24)	(4.33)	—
Net asset value, end of period	$16.76	$19.74	$17.22	$17.17	$20.55	$21.12

Total Return[c]	5.20%	17.59%	15.00%	(1.72%)	20.40%	13.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,233	$2,376	$2,650	$2,767	$3,042	$2,275
Ratios to average net assets:
Net investment income (loss)	0.22%	0.19%	(0.14%)	(0.44%)	(0.08%)	(0.77%)
Total expenses[d]	2.19%	2.23%	2.27%	2.25%	2.36%	2.34%
Net expenses[e]	2.15%	2.20%	2.25%	2.25%	2.34%	2.34%
Portfolio turnover rate	30%	30%	50%	65%	107%	217%

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$25.03	$21.75	$21.11	$23.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.22	.21	.03
Net gain (loss) on investments (realized and unrealized)	1.33	3.68	2.97	(2.04)
Total from investment operations	1.46	3.90	3.18	(2.01)
Less distributions from:
Net investment income	(.22)	(.19)	(.19)	—
Net realized gains	(4.03)	(.43)	(2.35)	—
Total distributions	(4.25)	(.62)	(2.54)	—
Net asset value, end of period	$22.24	$25.03	$21.75	$21.11

Total Return[c]	5.55%	18.43%	16.08%	(8.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$192	$508	$405	$14
Ratios to average net assets:
Net investment income (loss)	1.04%	0.93%	1.02%	0.31%
Total expenses[d]	1.46%	1.47%	1.22%	1.38%
Net expenses[e]	1.42%	1.44%	1.19%	1.38%
Portfolio turnover rate	30%	30%	50%	65%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$25.13	$21.78	$21.00	$24.42	$24.25	$21.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.32	.24	.12	.23	.06
Net gain (loss) on investments (realized and unrealized)	1.37	3.69	3.10	(.10)	4.38	3.06
Total from investment operations	1.54	4.01	3.34	.02	4.61	3.12
Less distributions from:
Net investment income	(.33)	(.23)	(.21)	(.28)	(.11)	(.15)
Net realized gains	(4.03)	(.43)	(2.35)	(3.16)	(4.33)	—
Total distributions	(4.36)	(.66)	(2.56)	(3.44)	(4.44)	(.15)
Net asset value, end of period	$22.31	$25.13	$21.78	$21.00	$24.42	$24.25

Total Return[c]	5.86%	18.96%	17.00%	(0.75%)	21.50%	14.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,114	$5,631	$4,247	$303	$80	$26
Ratios to average net assets:
Net investment income (loss)	1.40%	1.35%	1.11%	0.52%	0.97%	0.26%
Total expenses[d]	1.01%	1.05%	0.99%	1.25%	1.39%	1.25%
Net expenses[e]	0.98%	1.01%	0.97%	1.25%	1.37%	1.25%
Portfolio turnover rate	30%	30%	50%	65%	107%	217%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Dates:
A-Class	September 17, 1969
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	34.6%
Guggenheim Strategy Fund II	28.8%
Guggenheim Limited Duration Fund - Institutional Class	7.6%
Guggenheim Strategy Fund I	7.2%
Parker-Hannifin Corp.	0.3%
Fidelity National Information Services, Inc.	0.3%
Omnicom Group, Inc.	0.3%
Rockwell Automation, Inc.	0.3%
DXC Technology Co.	0.3%
Clorox Co.	0.3%
Top Ten Total	80.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	8.21%	17.87%	12.76%	9.51%
A-Class Shares with sales charge‡	3.07%	12.26%	11.67%	8.86%
C-Class Shares	7.82%	16.94%	11.77%	8.60%
C-Class Shares with CDSC§	6.90%	15.94%	11.77%	8.60%
Russell Midcap Growth Index	9.13%	19.74%	13.31%	10.61%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		8.12%	17.73%	8.66%
Russell Midcap Growth Index		9.13%	19.74%	9.31%
	6 month†	1 Year	5 Year	Since Inception (03/01/12)
Institutional Class Shares	8.39%	18.23%	12.86%	12.16%
Russell Midcap Growth Index	9.13%	19.74%	13.31%	13.27%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
STYLEPLUS—MID GROWTH FUND

	Shares	Value

COMMON STOCKS† - 19.5%

Consumer, Non-cyclical - 6.3%
Clorox Co.	2,036	$271,012
Kellogg Co.	4,088	265,761
Hershey Co.	2,543	251,655
Varian Medical Systems, Inc.*	1,858	227,884
Edwards Lifesciences Corp.*	1,447	201,885
General Mills, Inc.	4,360	196,462
Zoetis, Inc.	2,348	196,082
Western Union Co.	10,017	192,627
CoreLogic, Inc.*	4,251	192,273
Kimberly-Clark Corp.	1,673	184,247
QIAGEN N.V.*	5,695	184,005
AmerisourceBergen Corp. — Class A	2,119	182,679
Vector Group Ltd.	8,911	181,695
Sysco Corp.	3,000	179,880
IQVIA Holdings, Inc.*	1,813	177,873
Baxter International, Inc.	2,718	176,779
McCormick & Company, Inc.	1,600	170,224
Total System Services, Inc.	1,958	168,897
Pilgrim’s Pride Corp.*	6,044	148,743
Teleflex, Inc.	565	144,064
Quanta Services, Inc.*	3,778	129,774
McKesson Corp.	847	119,317
Performance Food Group Co.*	3,900	116,415
Illumina, Inc.*	449	106,153
Global Payments, Inc.	844	94,123
Worldpay, Inc. — Class A*	1,049	86,270
Sabre Corp.	3,921	84,106
TreeHouse Foods, Inc.*	2,130	81,515
Hill-Rom Holdings, Inc.	909	79,083
Kroger Co.	3,221	77,111
Boston Scientific Corp.*	2,805	76,633
Euronet Worldwide, Inc.*	958	75,605
Alexion Pharmaceuticals, Inc.*	676	75,347
Intuitive Surgical, Inc.*	163	67,291
Herbalife Ltd.*	647	63,063
Alnylam Pharmaceuticals, Inc.*	495	58,954
Catalent, Inc.*	1,351	55,472
Incyte Corp.*	643	53,581
Sprouts Farmers Market, Inc.*	2,209	51,845
Total Consumer, Non-cyclical		5,446,385

Industrial - 5.2%
Parker-Hannifin Corp.	1,674	286,304
Rockwell Automation, Inc.	1,575	274,365
Waters Corp.*	1,312	260,629
Expeditors International of Washington, Inc.	3,585	226,930
Agilent Technologies, Inc.	3,110	208,059
Hubbell, Inc.	1,678	204,347
Ingersoll-Rand plc	2,386	204,027
Fortune Brands Home & Security, Inc.	3,334	196,339
Cummins, Inc.	1,198	194,184
Stanley Black & Decker, Inc.	1,120	171,584
Masco Corp.	4,149	167,786
Xylem, Inc.	2,143	164,839
Snap-on, Inc.	1,085	160,081
Roper Technologies, Inc.	543	152,415
Barnes Group, Inc.	2,357	141,161
Emerson Electric Co.	1,798	122,803
Tech Data Corp.*	1,417	120,629
PerkinElmer, Inc.	1,537	116,382
Harris Corp.	721	116,283
AMETEK, Inc.	1,519	115,398
Zebra Technologies Corp. — Class A*	791	110,099
Energizer Holdings, Inc.	1,717	102,299
Mettler-Toledo International, Inc.*	165	94,880
MasTec, Inc.*	1,685	79,279
TransDigm Group, Inc.	238	73,052
Acuity Brands, Inc.	493	68,621
SYNNEX Corp.	556	65,830
Corning, Inc.	2,344	65,351
Amphenol Corp. — Class A	648	55,812
EMCOR Group, Inc.	707	55,097
Coherent, Inc.*	265	49,661
Total Industrial		4,424,526

Technology - 3.3%
Fidelity National Information Services, Inc.	2,909	280,136
DXC Technology Co.	2,709	272,336
Citrix Systems, Inc.*	2,770	257,056
NetApp, Inc.	4,152	256,137
Lam Research Corp.	953	193,611
Dell Technologies Incorporated — Class V*	2,606	190,785
KLA-Tencor Corp.	1,382	150,652
ON Semiconductor Corp.*	5,317	130,054
Western Digital Corp.	1,323	122,073
Synopsys, Inc.*	1,359	113,123
Microchip Technology, Inc.	1,192	108,901
Teradyne, Inc.	2,170	99,191
Skyworks Solutions, Inc.	860	86,224
First Data Corp. — Class A*	5,298	84,768
MAXIMUS, Inc.	1,146	76,484
Qorvo, Inc.*	1,000	70,450
Autodesk, Inc.*	467	58,646
SS&C Technologies Holdings, Inc.	1,028	55,142
Cerner Corp.*	938	54,404
Analog Devices, Inc.	595	54,222
Cirrus Logic, Inc.*	1,314	53,388
Cadence Design Systems, Inc.*	1,408	51,772
Paychex, Inc.	830	51,120
Total Technology		2,870,675

Consumer, Cyclical - 2.5%
Alaska Air Group, Inc.	3,421	211,965
Allison Transmission Holdings, Inc.	4,386	171,317
American Airlines Group, Inc.	3,260	169,390
Live Nation Entertainment, Inc.*	3,932	165,695
Toll Brothers, Inc.	3,831	165,691
HD Supply Holdings, Inc.*	4,264	161,776
Southwest Airlines Co.	2,524	144,575

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
STYLEPLUS—MID GROWTH FUND

	Shares	Value

Copa Holdings S.A. — Class A	1,118	$143,808
Hanesbrands, Inc.	7,725	142,294
Lions Gate Entertainment Corp. — Class A	4,380	113,135
WW Grainger, Inc.	273	77,060
WABCO Holdings, Inc.*	553	74,030
BorgWarner, Inc.	1,371	68,865
Harley-Davidson, Inc.	1,533	65,735
Under Armour, Inc. — Class C*	3,936	56,482
Aptiv plc	649	55,146
Tenneco, Inc.	1,001	54,925
PulteGroup, Inc.	1,860	54,851
Whirlpool Corp.	342	52,364
Total Consumer, Cyclical		2,149,104

Communications - 1.6%
Omnicom Group, Inc.	3,845	279,416
Motorola Solutions, Inc.	1,427	150,263
AMC Networks, Inc. — Class A*	2,254	116,532
Symantec Corp.	3,937	101,772
Expedia Group, Inc.	914	100,915
DISH Network Corp. — Class A*	2,645	100,219
Palo Alto Networks, Inc.*	529	96,024
Interpublic Group of Companies, Inc.	4,074	93,824
F5 Networks, Inc.*	640	92,550
CDW Corp.	1,316	92,528
Nexstar Media Group, Inc. — Class A	1,350	89,775
CommScope Holding Company, Inc.*	1,443	57,677
Total Communications		1,371,495

Financial - 0.5%
Alliance Data Systems Corp.	920	195,831
Air Lease Corp. — Class A	2,214	94,361
Digital Realty Trust, Inc. REIT	523	55,113
Progressive Corp.	874	53,253
Total Financial		398,558

Basic Materials - 0.1%
International Paper Co.	1,048	55,995

Total Common Stocks
(Cost $16,420,025)		16,716,738

MUTUAL FUNDS† - 78.2%
Guggenheim Strategy Fund III[1]	1,183,544	29,624,113
Guggenheim Strategy Fund II1	988,041	24,710,908
Guggenheim Limited Duration Fund - Institutional Class[1]	263,838	6,529,982
Guggenheim Strategy Fund I1	245,127	6,140,431
Total Mutual Funds
(Cost $66,686,970)		67,005,434

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[2]	1,474,303	1,474,303
Total Money Market Fund
(Cost $1,474,303)		1,474,303

Total Investments - 99.4%
(Cost $84,581,298)		$85,196,475
Other Assets & Liabilities, net - 0.6%		511,586
Total Net Assets - 100.0%		$85,708,061

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Morgan Stanley Capital Services, Inc.	Russell Midcap Growth Index	1.98%	At Maturity	09/06/18	24,181	$70,018,262	$8,073,252

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
STYLEPLUS—MID GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,716,738	$—	$—	$—	$16,716,738
Equity Index Swap Agreements	—	—	8,073,252	—	8,073,252
Money Market Fund	1,474,303	—	—	—	1,474,303
Mutual Funds	67,005,434	—	—	—	67,005,434
Total Assets	$85,196,475	$—	$8,073,252	$—	$93,269,727

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund - Institutional Class	$6,472,821	$83,346	$—	$—	$(26,185)	$6,529,982	263,838	$82,812	$—
Guggenheim Strategy Fund I	7,911,590	5,078,448	(6,829,664)	36,334	(56,277)	6,140,431	245,127	100,240	3,292
Guggenheim Strategy Fund II	20,821,922	4,475,841	(538,595)	2,152	(50,412)	24,710,908	988,041	312,805	12,719
Guggenheim Strategy Fund III	27,334,521	2,301,362	—	—	(11,770)	29,624,113	1,183,544	344,314	6,969
	$62,540,854	$11,938,997	$(7,368,259)	$38,486	$(144,644)	$67,005,434		$840,171	$22,980

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $17,894,328)	$18,191,041
Investments in affiliated issuers, at value (cost $66,686,970)	67,005,434
Unrealized appreciation on swap agreements	8,073,252
Prepaid expenses	43,942
Receivables:
Dividends	140,283
Securities sold	115,731
Interest	2,606
Fund shares sold	380
Total assets	93,572,669

Liabilities:
Overdraft due to custodian bank	389,739
Segregated cash due to broker	6,375,813
Payable for:
Swap settlement	684,224
Securities purchased	217,200
Management fees	53,058
Fund shares redeemed	47,918
Distribution and service fees	20,823
Transfer agent/maintenance fees	14,750
Fund accounting/administration fees	5,925
Trustees’ fees*	37
Miscellaneous	55,121
Total liabilities	7,864,608
Net assets	$85,708,061

Net assets consist of:
Paid in capital	$76,000,985
Undistributed net investment income	319,875
Accumulated net realized gain on investments	698,772
Net unrealized appreciation on investments	8,688,429
Net assets	$85,708,061

A-Class:
Net assets	$80,640,186
Capital shares outstanding	1,776,836
Net asset value per share	$45.38
Maximum offering price per share (Net asset value divided by 95.25%)	$47.64

C-Class:
Net assets	$3,906,582
Capital shares outstanding	119,002
Net asset value per share	$32.83

P-Class:
Net assets	$110,044
Capital shares outstanding	2,450
Net asset value per share	$44.92

Institutional Class:
Net assets	$1,051,249
Capital shares outstanding	23,131
Net asset value per share	$45.45

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $59)	$93,750
Dividends from securities of affiliated issuers	840,171
Interest	17,421
Total investment income	951,342

Expenses:
Management fees	323,570
Distribution and service fees:
A-Class	100,592
C-Class	20,047
P-Class	241
Transfer agent/maintenance fees:
A-Class	50,624
C-Class	3,337
P-Class	175
Institutional Class	324
Registration fees	42,650
Printing expenses	37,602
Fund accounting/administration fees	34,515
Custodian fees	9,528
Trustees’ fees*	4,550
Line of credit fees	1,380
Miscellaneous	16,875
Total expenses	646,010
Less:
Expenses waived by Adviser	(14,544)
Net expenses	631,466
Net investment income	319,876

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,543,471
Investments in affiliated issuers	38,486
Distributions received from affiliated investment company shares	22,980
Swap agreements	(684,224)
Futures contracts	278,777
Net realized gain	1,199,490
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(555,782)
Investments in affiliated issuers	(144,644)
Swap agreements	6,032,464
Futures contracts	(75,509)
Net change in unrealized appreciation (depreciation)	5,256,529
Net realized and unrealized gain	6,456,019
Net increase in net assets resulting from operations	$6,775,895

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$319,876	$588,488
Net realized gain on investments	1,199,490	11,928,136
Net change in unrealized appreciation on investments	5,256,529	428,088
Net increase in net assets resulting from operations	6,775,895	12,944,712

Distributions to shareholders from:
Net investment income
A-Class	(394,290)	(439,170)
P-Class	(286)	(843)
Institutional Class	(16,278)	(931)
Net realized gains
A-Class	(8,876,662)	—
C-Class	(593,301)	—
P-Class	(12,191)	—
Institutional Class	(221,490)	—
Total distributions to shareholders	(10,114,498)	(440,944)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,702,941	5,856,314
C-Class	78,812	312,663
P-Class	1,580,939	28,177
Institutional Class	1,662,139	1,622,366
Distributions reinvested
A-Class	8,840,748	412,205
C-Class	587,100	—
P-Class	12,477	843
Institutional Class	232,834	872
Cost of shares redeemed
A-Class	(3,982,904)	(13,228,907)
C-Class	(455,364)	(677,278)
P-Class	(1,603,016)	(27,021)
Institutional Class	(2,506,222)	(62,579)
Net increase (decrease) from capital share transactions	6,150,484	(5,762,345)
Net increase in net assets	2,811,881	6,741,423

Net assets:
Beginning of period	82,896,180	76,154,757
End of period	$85,708,061	$82,896,180
Undistributed net investment income at end of period	$319,875	$410,853

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	35,910	142,987
C-Class	2,253	9,803
P-Class	32,420	630
Institutional Class	36,319	35,348
Shares issued from reinvestment of distributions
A-Class	197,822	10,323
C-Class	18,125	—
P-Class	282	21
Institutional Class	5,208	22
Shares redeemed
A-Class	(84,511)	(306,993)
C-Class	(13,186)	(20,979)
P-Class	(32,825)	(607)
Institutional Class	(55,103)	(1,458)
Net increase (decrease) in shares	142,714	(130,903)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$47.34	$40.52	$41.49	$45.82	$43.54	$36.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.34	.19	.07	.16	(.16)
Net gain (loss) on investments (realized and unrealized)	3.61	6.72	4.25	.63	6.21	7.30
Total from investment operations	3.79	7.06	4.44	.70	6.37	7.14
Less distributions from:
Net investment income	(.24)	(.24)	(.05)	—	—	—
Net realized gains	(5.51)	—	(5.36)	(5.03)	(4.09)	—
Total distributions	(5.75)	(.24)	(5.41)	(5.03)	(4.09)	—
Net asset value, end of period	$45.38	$47.34	$40.52	$41.49	$45.82	$43.54

Total Return[c]	8.21%	17.54%	11.55%	1.04%	15.61%	19.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,640	$77,049	$72,179	$73,178	$77,363	$70,767
Ratios to average net assets:
Net investment income (loss)	0.77%	0.78%	0.48%	0.16%	0.36%	(0.40%)
Total expenses[d]	1.47%	1.45%	1.45%	1.47%	1.67%	1.57%
Net expenses[e]	1.43%	1.42%	1.43%	1.47%	1.65%	1.57%
Portfolio turnover rate	32%	43%	61%	75%	112%	214%

C-Class	Period Ended March 29 , 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$35.64	$30.58	$32.78	$37.48	$36.63	$30.92
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.03)	(.12)	(.25)	(.20)	(.45)
Net gain (loss) on investments (realized and unrealized)	2.70	5.09	3.28	.58	5.14	6.16
Total from investment operations	2.70	5.06	3.16	.33	4.94	5.71
Less distributions from:
Net realized gains	(5.51)	—	(5.36)	(5.03)	(4.09)	—
Total distributions	(5.51)	—	(5.36)	(5.03)	(4.09)	—
Net asset value, end of period	$32.83	$35.64	$30.58	$32.78	$37.48	$36.63

Total Return[c]	7.82%	16.55%	10.55%	0.20%	14.56%	18.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,907	$3,984	$3,760	$4,762	$4,329	$4,103
Ratios to average net assets:
Net investment income (loss)	(0.02%)	(0.08%)	(0.42%)	(0.68%)	(0.55%)	(1.36%)
Total expenses[d]	2.26%	2.31%	2.34%	2.31%	2.57%	2.53%
Net expenses[e]	2.22%	2.27%	2.32%	2.31%	2.55%	2.53%
Portfolio turnover rate	32%	43%	61%	75%	112%	214%

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29 , 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$46.83	$40.27	$41.48	$45.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.24	.26	— [f]
Net gain (loss) on investments (realized and unrealized)	3.57	6.65	4.09	(4.48)
Total from investment operations	3.73	6.89	4.35	(4.48)
Less distributions from:
Net investment income	(.13)	(.33)	(.20)	—
Net realized gains	(5.51)	—	(5.36)	—
Total distributions	(5.64)	(.33)	(5.56)	—
Net asset value, end of period	$44.92	$46.83	$40.27	$41.48

Total Return[c]	8.12%	17.27%	11.36%	(9.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110	$121	$102	$11
Ratios to average net assets:
Net investment income (loss)	0.66%	0.55%	0.69%	0.00%
Total expenses[d]	1.54%	1.66%	1.39%	1.49%
Net expenses[e]	1.51%	1.63%	1.35%	1.49%
Portfolio turnover rate	32%	43%	61%	75%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29 , 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$47.48	$40.59	$41.64	$45.96	$43.72	$36.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.42	.19	.11	.11	(.07)
Net gain (loss) on investments (realized and unrealized)	3.62	6.78	4.25	.60	6.22	7.33
Total from investment operations	3.89	7.20	4.44	.71	6.33	7.26
Less distributions from:
Net investment income	(.41)	(.31)	(.13)	—	—	—
Net realized gains	(5.51)	—	(5.36)	(5.03)	(4.09)	—
Total distributions	(5.92)	(.31)	(5.49)	(5.03)	(4.09)	—
Net asset value, end of period	$45.45	$47.48	$40.59	$41.64	$45.96	$43.72

Total Return[c]	8.39%	17.88%	11.50%	1.08%	15.42%	19.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,051	$1,743	$113	$54	$30	$21
Ratios to average net assets:
Net investment income (loss)	1.14%	0.95%	0.48%	0.23%	0.24%	(0.17%)
Total expenses[d]	1.13%	1.26%	1.46%	1.41%	1.81%	1.33%
Net expenses[e]	1.10%	1.22%	1.44%	1.41%	1.79%	1.33%
Portfolio turnover rate	32%	43%	61%	75%	112%	214%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net investment income (loss) is less than $0.01 per share.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

WORLD EQUITY INCOME FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

Country	% of Long Term Investments
United States	54.1%
Canada	6.3%
France	5.8%
Japan	5.8%
Australia	4.2%
Switzerland	3.7%
United Kingdom	3.3%
Other	16.8%
Total Long Term Investments	100.0%

Inception Dates:
A-Class	October 1, 1993
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	1.5%
Johnson & Johnson	1.4%
Home Depot, Inc.	1.3%
NVIDIA Corp.	1.2%
Pfizer, Inc.	1.1%
Honeywell International, Inc.	1.1%
Mastercard, Inc. — Class A	1.1%
International Business Machines Corp.	1.1%
Texas Instruments, Inc.	1.0%
3M Co.	1.0%
Top Ten Total	11.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	3.08%	9.99%	8.06%	3.61%
A-Class Shares with sales charge‡	(1.81%)	4.79%	7.01%	2.99%
C-Class Shares	2.70%	9.13%	7.23%	2.83%
C-Class Shares with CDSC§	1.70%	8.13%	7.23%	2.83%
MSCI World Index	4.09%	13.52%	9.69%	5.89%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		3.05%	10.01%	6.53%
MSCI World Index		4.09%	13.52%	7.14%
	6 month†	1 Year	5 Year	Since Inception (05/02/11)
Institutional Class Shares	3.21%	10.21%	8.36%	5.25%
MSCI World Index	4.09%	13.52%	9.69%	8.06%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
WORLD EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS† - 98.4%

Financial - 25.6%
Mastercard, Inc. — Class A	5,500	$963,380
Allianz AG	3,600	812,403
Mizuho Financial Group, Inc.	449,800	809,517
BNP Paribas S.A.	10,500	777,390
JPMorgan Chase & Co.	7,000	769,790
ING Groep N.V.	45,000	758,582
T. Rowe Price Group, Inc.	6,800	734,196
DNB ASA	37,000	718,152
MetLife, Inc.	15,300	702,117
Credit Suisse Group AG*	40,000	669,059
Bank of Montreal	8,400	634,563
Kinnevik Investment AB — Class B	17,200	618,937
Everest Re Group Ltd.	2,300	590,686
Prudential plc	23,500	586,428
Bank Leumi Le-Israel BM	97,200	584,885
Henderson Land Development Company Ltd.	86,240	561,514
PNC Financial Services Group, Inc.	3,700	559,588
Barclays plc	185,300	536,764
Canadian Imperial Bank of Commerce	6,000	529,640
Hysan Development Company Ltd. — Class A*	98,500	520,853
Bank Hapoalim BM	75,900	520,106
Lloyds Banking Group plc	547,500	496,722
ASX Ltd.	11,500	495,078
Chubb Ltd.	3,600	492,372
Swiss Re AG	4,700	478,275
SmartCentres Real Estate Investment Trust REIT	20,700	467,741
Hongkong Land Holdings Ltd.	67,700	466,453
First Capital Realty, Inc.	28,200	445,458
RioCan Real Estate Investment Trust REIT	23,400	429,395
H&R Real Estate Investment Trust REIT	25,200	411,370
Visa, Inc. — Class A	3,400	406,708
Assurant, Inc.	4,300	393,063
Toronto-Dominion Bank	6,900	391,579
Power Financial Corp.	13,700	343,066
SEI Investments Co.	4,400	329,604
American Express Co.	3,500	326,480
Travelers Companies, Inc.	1,900	263,834
IGM Financial, Inc.	8,200	239,774
Unibail-Rodamco SE REIT	1,000	228,436
Tokio Marine Holdings, Inc.	5,000	224,285
Cincinnati Financial Corp.	3,000	222,780
Great Western Bancorp, Inc.	8,200	209,285
CI Financial Corp.	9,600	205,671
BB&T Corp.	3,800	197,752
Prudential Financial, Inc.	1,900	196,745
Wells Fargo & Co.	3,500	183,435
Progressive Corp.	3,000	182,790
U.S. Bancorp	3,300	166,650
Goldman Sachs Group, Inc.	600	151,116
Total Financial		23,004,467

Consumer, Cyclical - 16.3%
Home Depot, Inc.	6,500	1,158,560
LVMH Moet Hennessy Louis Vuitton SE	2,800	862,016
WW Grainger, Inc.	2,800	790,356
Kohl’s Corp.	11,900	779,569
Cie Generale des Etablissements Michelin — Class B*	5,200	767,171
Ford Motor Co.	64,900	719,092
Target Corp.	9,900	687,357
Las Vegas Sands Corp.	8,800	632,720
Macy’s, Inc.	20,900	621,566
TJX Companies, Inc.	7,600	619,856
Berkeley Group Holdings plc	11,500	611,225
Carnival plc	8,400	539,689
L Brands, Inc.	13,500	515,835
Iida Group Holdings Company Ltd.	26,900	496,514
Hugo Boss AG	5,600	487,579
Bandai Namco Holdings, Inc.	15,200	485,692
Tractor Supply Co.	6,900	434,838
Crown Resorts Ltd.	44,000	428,782
Li & Fung Ltd.	873,400	427,342
Sekisui House Ltd.	22,000	399,455
Fastenal Co.	5,900	322,081
Harvey Norman Holdings Ltd.	111,500	315,954
Ralph Lauren Corp. — Class A	2,600	290,680
Dollar General Corp.	2,700	252,585
ITOCHU Corp.	12,200	235,217
Domino’s Pizza, Inc.	1,000	233,560
Best Buy Company, Inc.	2,900	202,971
Polaris Industries, Inc.	1,400	160,328
McDonald’s Corp.	1,000	156,380
Total Consumer, Cyclical		14,634,970

Industrial - 15.2%
Honeywell International, Inc.	6,800	982,668
3M Co.	4,100	900,032
Lockheed Martin Corp.	2,640	892,135
Deere & Co.	5,400	838,728
Raytheon Co.	3,800	820,116
TE Connectivity Ltd.	8,000	799,200
Cummins, Inc.	4,600	745,614
FUJIFILM Holdings Corp.	18,300	721,647
Vinci S.A.	7,200	707,863
United Parcel Service, Inc. — Class B	6,500	680,290
FedEx Corp.	2,700	648,297
SKF AB — Class B	29,400	600,468
Emerson Electric Co.	8,300	566,890
Rockwell Automation, Inc.	3,000	522,600
Skanska AB — Class B	24,600	502,874
Boeing Co.	1,300	426,244
Avnet, Inc.	9,800	409,248
Parker-Hannifin Corp.	2,100	359,163
Makita Corp.	7,100	346,976
Illinois Tool Works, Inc.	2,000	313,320
CH Robinson Worldwide, Inc.	2,900	271,759
United Technologies Corp.	1,800	226,476
Hexagon AB — Class B	3,700	219,837

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
WORLD EQUITY INCOME FUND

	Shares	Value

L3 Technologies, Inc.	1,000	$208,000
Total Industrial		13,710,445

Consumer, Non-cyclical - 13.6%
Johnson & Johnson	10,100	1,294,315
Pfizer, Inc.	28,400	1,007,916
Roche Holding AG	3,800	870,927
AbbVie, Inc.	8,600	813,990
Gilead Sciences, Inc.	10,700	806,673
Woolworths Group Ltd.	38,500	777,273
UnitedHealth Group, Inc.	3,500	749,000
Procter & Gamble Co.	8,548	677,685
Western Union Co.	34,700	667,281
Amgen, Inc.	3,114	530,875
Danone S.A.	5,600	452,920
Swedish Match AB	9,900	447,683
ManpowerGroup, Inc.	3,800	437,380
Coca-Cola Amatil Ltd.	60,200	400,809
Wesfarmers Ltd.	12,100	386,174
George Weston Ltd.	4,700	378,402
Novo Nordisk A/S — Class B	7,700	378,100
Automatic Data Processing, Inc.	3,100	351,788
L’Oreal S.A.	1,100	248,167
Robert Half International, Inc.	3,800	219,982
Remy Cointreau S.A.	1,500	213,732
Diageo plc	4,600	155,679
Total Consumer, Non-cyclical		12,266,751

Technology - 11.0%
Apple, Inc.	8,000	1,342,240
NVIDIA Corp.	4,500	1,042,155
International Business Machines Corp.	6,200	951,266
Texas Instruments, Inc.	9,100	945,399
Microsoft Corp.	9,700	885,319
Accenture plc — Class A	4,400	675,400
Lam Research Corp.	3,200	650,112
Xilinx, Inc.	8,000	577,920
Paychex, Inc.	9,100	560,469
CA, Inc.	15,200	515,280
Seagate Technology plc	7,100	415,492
Canon, Inc.	11,200	405,244
Western Digital Corp.	4,000	369,080
Intel Corp.	4,900	255,192
Cognizant Technology Solutions Corp. — Class A	2,000	161,000
Skyworks Solutions, Inc.	1,300	130,338
Total Technology		9,881,906

Communications - 5.8%
Alphabet, Inc. — Class C*	800	825,432
TDC A/S*	77,700	642,778
Cisco Systems, Inc.	13,500	579,015
Amazon.com, Inc.*	400	578,936
Verizon Communications, Inc.	11,500	549,930
AT&T, Inc.	14,700	524,055
BCE, Inc.	11,500	494,896
TELUS Corp.	11,900	417,891
Yahoo Japan Corp.	67,500	313,378
Facebook, Inc. — Class A*	1,700	271,643
Total Communications		5,197,954

Basic Materials - 4.0%
DowDuPont, Inc.	14,100	898,311
LyondellBasell Industries N.V. — Class A	7,800	824,304
Umicore S.A.*	12,900	681,429
Mitsubishi Chemical Holdings Corp.	68,400	655,683
BHP Billiton Ltd.*	14,300	309,786
Eastman Chemical Co.	2,000	211,160
Total Basic Materials		3,580,673

Energy - 3.7%
Total S.A.	15,100	857,097
Valero Energy Corp.	7,900	732,883
Neste Oyj	9,500	661,622
Woodside Petroleum Ltd.	28,800	646,684
Phillips 66	2,500	239,800
Exxon Mobil Corp.	2,200	164,142
Total Energy		3,302,228

Utilities - 2.5%
CLP Holdings Ltd.	68,137	693,683
Duke Energy Corp.	8,373	648,656
Dominion Energy, Inc.	5,568	375,450
Hong Kong & China Gas Company Ltd.	168,000	345,068
PPL Corp.	8,754	247,651
Total Utilities		2,310,508

Diversified - 0.7%
Jardine Matheson Holdings Ltd.	10,700	659,334

Total Common Stocks
(Cost $83,374,338)		88,549,236

MONEY MARKET FUND† - 0.8%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.54%[1]	714,049	714,049
Total Money Market Fund
(Cost $714,049)		714,049

Total Investments - 99.2%
(Cost $84,088,387)		$89,263,285
Other Assets & Liabilities, net - 0.8%		685,453
Total Net Assets - 100.0%		$89,948,738

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
WORLD EQUITY INCOME FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	73	Jun 2018	$5,674,290	$(81,906)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$88,549,236	$—	$—	$—	$88,549,236
Money Market Fund	714,049	—	—	—	714,049
Total Assets	$89,263,285	$—	$—	$—	$89,263,285

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$81,906	$—	$—	$81,906

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $84,088,387)	$89,263,285
Foreign currency, at value (cost $50,165)	50,162
Cash	32,505
Segregated cash with broker	95,000
Prepaid expenses	45,267
Receivables:
Dividends	239,713
Fund shares sold	233,739
Foreign taxes reclaim	232,803
Interest	1,394
Total assets	90,193,868

Liabilities:
Payable for:
Fund shares redeemed	56,366
Direct shareholders expense	42,396
Management fees	42,201
Distribution and service fees	22,476
Transfer agent/maintenance fees	20,407
Professional fees	13,462
Variation margin	12,775
Fund accounting/administration fees	6,215
Miscellaneous	28,832
Total liabilities	245,130
Net assets	$89,948,738

Net assets consist of:
Paid in capital	$86,060,469
Accumulated net investment loss	(90,031)
Accumulated net realized loss on investments	(1,125,769)
Net unrealized appreciation on investments	5,104,069
Net assets	$89,948,738

A-Class:
Net assets	$78,619,115
Capital shares outstanding	5,172,322
Net asset value per share	$15.20
Maximum offering price per share (Net asset value divided by 95.25%)	$15.96

C-Class:
Net assets	$6,235,366
Capital shares outstanding	478,606
Net asset value per share	$13.03

P-Class:
Net assets	$320,934
Capital shares outstanding	20,789
Net asset value per share	$15.44

Institutional Class:
Net assets	$4,773,323
Capital shares outstanding	316,083
Net asset value per share	$15.10

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends (net of foreign withholding tax of $85,005)	$1,075,930
Interest	3,676
Total investment income	1,079,606

Expenses:
Management fees	320,900
Distribution and service fees:
A-Class	100,429
C-Class	32,690
P-Class	447
Recoupment of previously waived fees:
C-Class	1
Institutional Class	42
Transfer agent/maintenance fees:
A-Class	26,622
C-Class	3,705
P-Class	130
Institutional Class	488
Printing expenses	47,805
Registration fees	39,450
Fund accounting/administration fees	36,675
Custodian fees	7,742
Trustees’ fees*	4,987
Line of credit fees	1,672
Miscellaneous	50,578
Total expenses	674,363
Less:
Expenses waived by Adviser	(64,707)
Expenses reimbursed by Adviser:
A-Class	(26,205)
C-Class	(3,675)
P-Class	(127)
Institutional Class	(495)
Total waived/reimbursed expenses	(95,209)
Net expenses	579,154
Net investment income	500,452

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,446,431
Futures contracts	(3,170)
Foreign currency transactions	(1,516)
Net realized gain	4,441,745
Net change in unrealized appreciation (depreciation) on:
Investments	(2,102,854)
Futures contracts	(81,906)
Foreign currency translations	7,176
Net change in unrealized appreciation (depreciation)	(2,177,584)
Net realized and unrealized gain	2,264,161
Net increase in net assets resulting from operations	$2,764,613

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$500,452	$1,962,451
Net realized gain on investments	4,441,745	5,683,972
Net change in unrealized appreciation (depreciation) on investments	(2,177,584)	2,701,224
Net increase in net assets resulting from operations	2,764,613	10,347,647

Distributions to shareholders from:
Net investment income
A-Class	(505,521)	(1,967,488)
C-Class	(16,646)	(114,346)
P-Class	(2,180)	(4,295)
Institutional Class	(33,962)	(76,242)
Total distributions to shareholders	(558,309)	(2,162,371)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,824,556	13,238,403
C-Class	466,496	1,571,277
P-Class	49,013	257,778
Institutional Class	1,926,795	2,745,914
Distributions reinvested
A-Class	501,636	1,954,121
C-Class	16,071	105,916
P-Class	2,180	4,295
Institutional Class	31,672	64,249
Cost of shares redeemed
A-Class	(7,263,780)	(22,525,744)
C-Class	(865,211)	(1,219,393)
P-Class	(93,833)	(59,428)
Institutional Class	(988,598)	(2,173,544)
Net decrease from capital share transactions	(3,393,003)	(6,036,156)
Net increase (decrease) in net assets	(1,186,699)	2,149,120

Net assets:
Beginning of period	91,135,437	88,986,317
End of period	$89,948,738	$91,135,437
Accumulated net investment loss at end of period	$(90,031)	$(32,174)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	183,288	954,221
C-Class	35,375	129,787
P-Class	3,118	17,585
Institutional Class	125,425	194,275
Shares issued from reinvestment of distributions
A-Class	32,852	136,806
C-Class	1,231	8,654
P-Class	141	295
Institutional Class	2,088	4,518
Shares redeemed
A-Class	(473,609)	(1,611,230)
C-Class	(64,915)	(100,543)
P-Class	(5,987)	(4,084)
Institutional Class	(64,661)	(155,571)
Net decrease in shares	(225,654)	(425,287)

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$14.84	$13.54	$12.28	$13.51	$12.60	$10.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.31	.31	.29	.38	.18
Net gain (loss) on investments (realized and unrealized)	.37	1.34	1.26	(1.18)	.95	2.16
Total from investment operations	.46	1.65	1.57	(.89)	1.33	2.34
Less distributions from:
Net investment income	(.10)	(.35)	(.31)	(.34)	(.42)	(.29)
Total distributions	(.10)	(.35)	(.31)	(.34)	(.42)	(.29)
Net asset value, end of period	$15.20	$14.84	$13.54	$12.28	$13.51	$12.60

Total Return[c]	3.08%	12.31%	12.85%	(6.70%)	10.62%	22.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$78,619	$80,598	$80,575	$73,568	$78,783	$65,966
Ratios to average net assets:
Net investment income (loss)	1.13%	2.23%	2.36%	2.21%	2.81%	1.59%
Total expenses[d]	1.43%	1.34%	1.48%	1.48%	1.66%	1.93%
Net expenses[e]	1.22%[h,i]	1.24%[h,i]	1.48%[i]	1.43%[i]	1.49%[i]	1.59%
Portfolio turnover rate	58%	94%	51%	131%	131%	154%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.72	$11.63	$10.55	$11.61	$10.79	$9.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.19	.18	.17	.25	.08
Net gain (loss) on investments (realized and unrealized)	.32	1.13	1.09	(1.02)	.81	1.84
Total from investment operations	.34	1.32	1.27	(.85)	1.06	1.92
Less distributions from:
Net investment income	(.03)	(.23)	(.19)	(.21)	(.24)	(.14)
Total distributions	(.03)	(.23)	(.19)	(.21)	(.24)	(.14)
Net asset value, end of period	$13.03	$12.72	$11.63	$10.55	$11.61	$10.79

Total Return[c]	2.70%	11.46%	12.05%	(7.40%)	9.79%	21.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,235	$6,449	$5,455	$5,936	$5,337	$3,377
Ratios to average net assets:
Net investment income (loss)	0.37%	1.53%	1.59%	1.50%	2.13%	0.80%
Total expenses[d]	2.23%	2.19%	2.35%	2.28%	2.62%	2.89%
Net expenses[e,f]	1.97%[h,i]	1.99%[h,i]	2.23%[i]	2.23%[i]	2.24%[h]	2.35%
Portfolio turnover rate	58%	94%	51%	131%	131%	154%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$15.08	$13.73	$12.33	$13.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.33	.33	.12
Net gain (loss) on investments (realized and unrealized)	.37	1.35	1.35	(1.29)
Total from investment operations	.46	1.68	1.68	(1.17)
Less distributions from:
Net investment income	(.10)	(.33)	(.28)	(.12)
Total distributions	(.10)	(.33)	(.28)	(.12)
Net asset value, end of period	$15.44	$15.08	$13.73	$12.33

Total Return[c]	3.05%	12.32%	13.73%	(8.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$321	$355	$133	$9
Ratios to average net assets:
Net investment income (loss)	1.09%	2.28%	2.58%	2.14%
Total expenses[d]	1.43%	1.76%	1.33%	3.54%
Net expenses[e]	1.22%[h,i]	1.24%[h,i]	1.33%[i]	1.48%[i]
Portfolio turnover rate	58%	94%	51%	131%

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$14.74	$13.44	$12.23	$13.45	$12.53	$10.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.35	.31	.36	.44	.28
Net gain (loss) on investments (realized and unrealized)	.36	1.33	1.28	(1.21)	.90	2.10
Total from investment operations	.47	1.68	1.59	(.85)	1.34	2.38
Less distributions from:
Net investment income	(.11)	(.38)	(.38)	(.37)	(.42)	(.35)
Total distributions	(.11)	(.38)	(.38)	(.37)	(.42)	(.35)
Net asset value, end of period	$15.10	$14.74	$13.44	$12.23	$13.45	$12.53

Total Return[c]	3.21%	12.61%	13.11%	(6.42%)	10.83%	23.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,773	$3,734	$2,824	$4,541	$911	$252
Ratios to average net assets:
Net investment income (loss)	1.41%	2.50%	2.42%	2.70%	3.27%	2.42%
Total expenses[d]	1.13%	1.09%	1.30%	1.23%	1.33%	1.73%
Net expenses[e,f]	0.97%[h,i]	0.98%[h,i]	1.22%[i]	1.23%[i]	1.23%[i]	1.26%
Portfolio turnover rate	58%	94%	51%	131%	131%	154%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 0.00% for C-Class and 0.00% for Institutional Class.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	—	0.01%
C-Class	—	0.01%
P-Class	—	—
Institutional Class	—	0.03%

[i]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	1.22%	1.22%	1.46%	1.46%	1.46%
C-Class	1.97%	1.97%	2.21%	2.21%	2.21%
P-Class	1.22%	1.22%	1.32%	1.46%	—
Institutional Class	0.97%	0.96%	1.21%	1.21%	1.21%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of nineteen funds.

This report covers the Alpha Opportunity Fund, Large Cap Value Fund, Market Neutral Real Estate Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund, and World Equity Income Fund (the “Funds”), each a diversified investment company with the exception of the Large Cap Value Fund, Market Neutral Real Estate Fund and Risk Managed Real Estate Fund, which are each a non-diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Funds.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”) and Guggenheim Partners Investment Management, LLC (“GPIM”), provide advisory services. Guggenheim Funds Distributors, LLC (“GFD” or the “Distributor”) acts as principal underwriter for the Trust. GI, GPIM and GFD are affiliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date.

Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI and GPIM, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(i) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(k) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(l) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$1,271,019	$—
StylePlus—Mid Growth Fund	Index exposure	963,859	—
World Equity Income Fund	Hedge	—	2,837,145

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. The exchange bears the risk of loss for interest rate swaps.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return and custom basket swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$71,273,454	$221,674,743
Market Neutral Real Estate Fund	Leverage	—	5,231,014
Risk Managed Real Estate Fund	Leverage	40,194,536	39,773,320
StylePlus—Large Core Fund	Index exposure	178,364,739	—
StylePlus—Mid Growth Fund	Index exposure	69,262,968	—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 29, 2018:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Currency Risk*	Total Value at March 29, 2018
Market Neutral Real Estate Fund	$—	$345,580	$—	$345,580
Risk Managed Real Estate Fund	—	2,961,947	—	2,961,947
StylePlus—Large Core Fund	—	13,689,450	—	13,689,450
StylePlus—Mid Growth Fund	—	8,073,252	—	8,073,252

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Currency Risk*	Total Value at March 29, 2018
Alpha Opportunity Fund	$—	$12,261,864	$—	$12,261,864
Risk Managed Real Estate Fund	—	203,135	—	203,135
StylePlus—Large Core Fund	7,396	—	—	7,396
World Equity Income Fund	—	—	81,906	81,906

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 29, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Currency Risk	Total
Alpha Opportunity Fund	$—	$(8,943,191)	$—	$(8,943,191)
Market Neutral Real Estate Fund	—	(67,048)	—	(67,048)
Risk Managed Real Estate Fund	—	(482,336)	—	(482,336)
StylePlus—Large Core Fund	178,935	(1,316,086)	—	(1,137,151)
StylePlus—Mid Growth Fund	278,777	(684,224)	—	(405,447)
World Equity Income Fund	—	—	(3,170)	(3,170)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Currency Risk	Forward Foreign Currency Exchange Contracts Risk	Total
Alpha Opportunity Fund	$—	$(2,218,561)	$—	—	$(2,218,561)
Market Neutral Real Estate Fund	—	387,395	—	—	387,395
Risk Managed Real Estate Fund	—	2,243,008	—	—	2,243,008
StylePlus—Large Core Fund	(32,536)	10,085,609	—	—	10,053,073
StylePlus—Mid Growth Fund	(75,509)	6,032,464	—	—	5,956,955
World Equity Income Fund	—	—	(81,906)	7,176	(74,730)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothicated by the counterparty of the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Market Neutral Real Estate Fund	Swap equity contracts	$345,580	$—	$345,580	$—	$—	$345,580
Risk Managed Real Estate Fund	Swap equity contracts	2,961,947	—	2,961,947	203,135	1,950,000	808,812
StylePlus—Large Core Fund	Swap equity contracts	13,689,450	—	13,689,450	—	9,390,000	4,299,450
StylePlus—Mid Growth Fund	Swap equity contracts	8,073,252	—	8,073,252	—	6,375,813	1,697,439

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Alpha Opportunity Fund	Swap equity contracts	$12,261,864	$—	$12,261,864	$12,261,864	$—	$—
Risk Managed Real Estate Fund	Swap equity contracts	203,135	—	203,135	203,135	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedules of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Fund	Counterparty/ Clearing Agent	Asset Type	Cash Pledged	Cash Received
Risk Managed Real Estate Fund	Morgan Stanley	Custom Basket swap agreements	$—	$1,950,000
StylePlus—Large Core Fund	Deutsche Bank	Total Return swap agreements	—	9,390,000
	Morgan Stanley	Futures Contracts	230,000	—
StylePlus—Large Core Fund Total			230,000	9,390,000
StylePlus—Mid Growth Fund	Morgan Stanley	Total Return swap agreements	—	6,375,813
World Equity Income Fund	Bank of America Merrill Lynch	Futures Contracts	95,000	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	0.90%
Large Cap Value Fund	0.65%
Market Neutral Real Estate Fund	1.10%
Risk Managed Real Estate Fund	0.75%
Small Cap Value Fund	0.75%
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Funds have adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – A-Class	1.76%	05/31/17	02/01/19
Alpha Opportunity Fund – C-Class	2.51%	05/31/17	02/01/19
Alpha Opportunity Fund – P-Class	1.76%	05/31/17	02/01/19
Alpha Opportunity Fund – Institutional Class	1.51%	05/31/17	02/01/19
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/19
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/19
Large Cap Value Fund – P-Class	1.15%	05/01/15	02/01/19
Large Cap Value Fund – Institutional Class	0.90%	06/05/13	02/01/19
Market Neutral Real Estate Fund – A-Class	1.65%	02/26/16	02/01/19
Market Neutral Real Estate Fund – C-Class	2.40%	02/26/16	02/01/19
Market Neutral Real Estate Fund – P-Class	1.65%	02/26/16	02/01/19
Market Neutral Real Estate Fund – Institutional Class	1.40%	02/26/16	02/01/19
Risk Managed Real Estate Fund – A-Class	1.30%	03/26/14	02/01/19
Risk Managed Real Estate Fund – C-Class	2.05%	03/26/14	02/01/19
Risk Managed Real Estate Fund – P-Class	1.30%	05/01/15	02/01/19
Risk Managed Real Estate Fund – Institutional Class	1.10%	03/26/14	02/01/19
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/19
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/19
Small Cap Value Fund – P-Class	1.30%	05/01/15	02/01/19
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/19
World Equity Income Fund – A-Class	1.22%	08/15/13	02/01/19
World Equity Income Fund – C-Class	1.97%	08/15/13	02/01/19
World Equity Income Fund – P-Class	1.22%	05/01/15	02/01/19
World Equity Income Fund – Institutional Class	0.97%	08/15/13	02/01/19

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI and GPIM are entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI and GPIM are entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI or GPIM. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Fund Total
Alpha Opportunity Fund
A-Class	$92,503	$—	$7,212	$583	$100,298
C-Class	12,810	7,081	1,244	185	21,320
P-Class	—	—	2,915	1,114	4,029
Institutional Class	—	—	7,310	—	7,310
Large Cap Value Fund
A-Class	95,743	87,212	78,038	74,160	335,153
C-Class	9,943	9,306	6,283	4,941	30,473
P-Class	79	338	762	308	1,487
Institutional Class	2,123	1,129	1,773	1,644	6,669
Market Neutral Real Estate Fund
A-Class	—	997	3,417	1,813	6,227
C-Class	—	905	4,410	1,832	7,147
P-Class	—	979	5,860	6,080	12,919
Institutional Class	—	45,647	151,686	80,657	277,990
Risk Managed Real Estate Fund
A-Class	2,334	918	1,219	387	4,858
C-Class	2,095	2,257	1,084	720	6,156
P-Class	81	58	1,443	694	2,276
Institutional Class	—	—	12,943	1,426	14,369
Small Cap Value Fund
A-Class	105,165	123,706	71,327	38,516	338,714
C-Class	44,550	49,668	29,869	14,910	138,997
P-Class	2	116	336	129	583
Institutional Class	4,007	4,063	15,554	17,010	40,634
World Equity Income Fund
A-Class	—	—	85,342	83,036	168,378
C-Class	2,930	7,207	12,042	8,358	30,537
P-Class	—	—	896	373	1,269
Institutional Class	—	1,831	2,937	3,442	8,210

During the period ended March 29, 2018, GI and GPIM recouped amounts from the Funds as follows:

Alpha Opportunity Fund	$7,867
Risk Managed Real Estate Fund	15,645
World Equity Income Fund	43

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI or GPIM. For the period ended March 29, 2018, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount
StylePlus—Large Core Fund	$36,570
StylePlus—Mid Growth Fund	14,544

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain officers and trustees of the Trust are also officers of GI, GPIM and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI, GPIM and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ fees and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

At March 29, 2018, GI and GPIM and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Alpha Opportunity Fund	73%
Market Neutral Real Estate Fund	90%

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain/(Loss)
Alpha Opportunity Fund	$235,718,943	$4,822,048	$(21,985,484)	$(17,163,436)
Large Cap Value Fund	54,217,621	12,202,260	(2,207,907)	9,994,353
Market Neutral Real Estate Fund	5,584,477	756,330	(154,152)	602,178
Risk Managed Real Estate Fund	144,587,310	10,696,537	(8,910,566)	1,785,971
Small Cap Value Fund	16,263,221	2,887,299	(1,499,892)	1,387,407
StylePlus—Large Core Fund	209,762,427	16,831,866	(924,035)	15,907,831
StylePlus—Mid Growth Fund	84,655,673	9,118,054	(504,000)	8,614,054
World Equity Income Fund	84,261,124	7,006,694	(2,086,439)	4,920,255

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 7 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$373,780,421	$377,081,373
Large Cap Value Fund	9,566,470	12,862,794
Market Neutral Real Estate Fund	3,200,481	2,838,715
Risk Managed Real Estate Fund	86,322,338	52,557,002
Small Cap Value Fund	1,882,983	5,277,585
StylePlus—Large Core Fund	68,329,686	63,950,612
StylePlus—Mid Growth Fund	31,012,908	26,439,878
World Equity Income Fund	53,041,330	56,325,615

Note 8 – Line of Credit

The Trust, with the exception of the Capital Stewardship Fund, along with certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (1.68% at March 29, 2018), plus 1/2 of 1%. The Funds that participate in the line of credit paid upfront costs of $982,952 to renew the line of credit. The Funds did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the year ended March 29, 2018.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

Note 9 – Other Liabilities

StylePlus—Large Core Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 29, 2018.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 29, 2018, was $18,615.

Note 10 – Large Shareholder Risk

As of March 29, 2018, 73.3% of the Alpha Opportunity Fund (the “Fund”) was held by Macro Opportunities Fund. The Fund may experience adverse effects if a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor, financial intermediary or another GI Fund). The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of the Fund could cause the Fund to liquidate its assets at inopportune times, or at a loss or depressed value, which could adversely impact the Fund’s performance and cause the value of a shareholder’s investment to decline. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Funds (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation- Linked Income Fund (2003-present) Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of her position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Diversified Income Fund
Guggenheim High Yield Fund
Guggenheim Investment Grade Bond Fund
Guggenheim Limited Duration Fund
Guggenheim Municipal Income Fund

GuggenheimInvestments.com	SBINC-SEMI-0318x0918

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
DIVERSIFIED INCOME FUND	9
HIGH YIELD FUND	18
INVESTMENT GRADE BOND FUND	38
LIMITED DURATION FUND	58
MUNICIPAL INCOME FUND	83
NOTES TO FINANCIAL STATEMENTS	94
OTHER INFORMATION	112
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	113
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	117

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the semi-annual fiscal period ended March 29, 2018.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is also affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,
Guggenheim Partners Investment Management, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Diversified Income Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. ● Stock prices, especially stock prices of smaller companies, can be volatile as they reflect changes in the issuing company’s financial conditions and changes in the overall market ● Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● Master limited partnerships (“MLPs”) are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments and investment strategies, including investments in MLPs and certain investment vehicles, may be subject to special and complex federal income tax provisions that may adversely affect the Fund and its distributions to shareholders. ● Leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 29, 2018

High Yield Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ●The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Investment Grade Bond Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Limited Duration Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Municipal Income Fund may not be suitable for all investors. ● The Fund will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws. The Fund may invest in securities that generate taxable income. A portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. ● Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Fund and the overall municipal market. ● Municipalities currently experience budget shortfalls, which could cause them to default on their debt and thus subject the Fund to unforeseen losses. ● Like other funds that hold bonds and other fixed-income investments, the Fund’s market value will change in response to interest rate changes and market conditions, among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high-yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as reverse repurchase agreements, unfunded commitments, tender option bonds, and borrowings) may expose the Fund to many of the same risks as investments in derivatives and may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Total Return Index measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg Barclays Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit rating of at least Baa.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Diversified Income Fund
A-Class	0.82%	(1.10%)	$ 1,000.00	$ 989.00	$ 4.02
C-Class	1.56%	(1.43%)	1,000.00	985.70	7.64
P-Class	0.82%	(1.07%)	1,000.00	989.30	4.02
Institutional Class	0.57%	(0.95%)	1,000.00	990.50	2.80
High Yield Fund
A-Class	1.26%	(0.27%)	1,000.00	997.30	6.21
C-Class	2.03%	(0.62%)	1,000.00	993.80	9.98
P-Class	1.32%	(0.30%)	1,000.00	997.00	6.50
Institutional Class	1.00%	(0.11%)	1,000.00	998.90	4.93
R6 Class	0.93%	(0.11%)	1,000.00	998.90	4.58
Investment Grade Bond Fund
A-Class	0.85%	0.94%	1,000.00	1,009.40	4.21
C-Class	1.60%	0.57%	1,000.00	1,005.70	7.91
P-Class	0.83%	0.99%	1,000.00	1,009.90	4.11
Institutional Class	0.56%	1.14%	1,000.00	1,011.40	2.78
Limited Duration Fund
A-Class	0.76%	0.72%	1,000.00	1,007.20	3.76
C-Class	1.51%	0.38%	1,000.00	1,003.80	7.46
P-Class	0.76%	0.72%	1,000.00	1,007.20	3.76
Institutional Class	0.51%	0.88%	1,000.00	1,008.80	2.53
Municipal Income Fund
A-Class	0.81%	(0.04%)	1,000.00	999.60	3.99
C-Class	1.56%	(0.41%)	1,000.00	995.90	7.68
P-Class	0.81%	(0.04%)	1,000.00	999.60	3.99
Institutional Class	0.56%	0.01%	1,000.00	1,000.10	2.76

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Diversified Income Fund
A-Class	0.82%	5.00%	$ 1,000.00	$ 1,020.84	$ 4.13
C-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
P-Class	0.82%	5.00%	1,000.00	1,020.84	4.13
Institutional Class	0.57%	5.00%	1,000.00	1,022.09	2.87
High Yield Fund
A-Class	1.26%	5.00%	1,000.00	1,018.65	6.34
C-Class	2.03%	5.00%	1,000.00	1,014.81	10.20
P-Class	1.32%	5.00%	1,000.00	1,018.35	6.64
Institutional Class	1.00%	5.00%	1,000.00	1,019.95	5.04
R6 Class	0.93%	5.00%	1,000.00	1,020.29	4.68
Investment Grade Bond Fund
A-Class	0.85%	5.00%	1,000.00	1,020.69	4.28
C-Class	1.60%	5.00%	1,000.00	1,016.95	8.05
P-Class	0.83%	5.00%	1,000.00	1,020.79	4.18
Institutional Class	0.56%	5.00%	1,000.00	1,022.14	2.82
Limited Duration Fund
A-Class	0.76%	5.00%	1,000.00	1,021.14	3.83
C-Class	1.51%	5.00%	1,000.00	1,017.40	7.59
P-Class	0.76%	5.00%	1,000.00	1,021.14	3.83
Institutional Class	0.51%	5.00%	1,000.00	1,022.39	2.57
Municipal Income Fund
A-Class	0.81%	5.00%	1,000.00	1,020.89	4.08
C-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
P-Class	0.81%	5.00%	1,000.00	1,020.89	4.08
Institutional Class	0.56%	5.00%	1,000.00	1,022.14	2.82

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]	Expenses in table 1 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

DIVERSIFIED INCOME FUND

OBJECTIVE: Seeks to achieve high current income with consideration for capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	January 29, 2016
C-Class	January 29, 2016
P-Class	January 29, 2016
Institutional Class	January 29, 2016

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Limited Duration Fund - Institutional Class	28.0%
Guggenheim High Yield Fund - Institutional Class	20.9%
Guggenheim Investment Grade Bond Fund - Institutional Class	20.4%
Guggenheim World Equity Income Fund - Institutional Class	9.9%
Guggenheim Risk Managed Real Estate Fund - Institutional Class	5.0%
Guggenheim S&P High Income Infrastructure ETF	4.9%
BlackRock Enhanced Capital and Income Fund, Inc.	0.3%
Aberdeen Income Credit Strategies Fund	0.3%
Royce Value Trust, Inc.	0.3%
Neuberger Berman High Yield Strategies Fund, Inc.	0.2%
Top Ten Total	90.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	Since Inception (01/29/16)
A-Class Shares	(1.10%)	2.62%	7.83%
A-Class Shares with sales charge‡	(5.06%)	(1.50%)	5.83%
C-Class Shares	(1.43%)	1.87%	7.04%
C-Class Shares with CDSC§	(2.39%)	0.88%	7.04%
P-Class Shares	(1.07%)	2.60%	7.83%
Institutional Class Shares	(0.95%)	2.90%	8.11%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.08%)	1.20%	1.51%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.00%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
DIVERSIFIED INCOME FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 4.9%
Guggenheim S&P High Income Infrastructure ETF[1]	11,652	$295,728
Total Exchange-Traded Funds
(Cost $244,920)		295,728

MUTUAL FUNDS† - 84.3%
Guggenheim Limited Duration Fund - Institutional Class[1]	68,501	1,695,403
Guggenheim High Yield Fund - Institutional Class[1]	139,288	1,266,131
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	66,954	1,235,974
Guggenheim World Equity Income Fund - Institutional Class[1]	39,721	599,780
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	10,753	301,738
Total Mutual Funds
(Cost $4,913,402)		5,099,026

CLOSED-END FUNDS† - 8.9%
BlackRock Enhanced Capital and Income Fund, Inc.	1,076	16,947
Aberdeen Income Credit Strategies Fund	1,134	15,581
Royce Value Trust, Inc.	1,000	15,560
Neuberger Berman High Yield Strategies Fund, Inc.	1,346	14,994
Eaton Vance Enhanced Equity Income Fund II	946	14,909
AllianzGI Diversified Income & Convertible Fund	650	14,735
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,250	14,462
PIMCO Income Strategy Fund II	1,364	14,227
Eaton Vance Tax-Advantaged Global Dividend Income Fund	850	14,204
Western Asset High Income Fund II, Inc.	2,108	13,828
PIMCO Dynamic Credit and Mortgage Income Fund	600	13,728
First Trust Strategic High Income Fund II	1,100	13,420
John Hancock Investors Trust	798	13,263
PIMCO Corporate & Income Strategy Fund	800	13,256
New America High Income Fund, Inc.	1,517	13,198
Reaves Utility Income Fund	467	13,183
Invesco Dynamic Credit Opportunities Fund	1,120	13,138
Brookfield Real Assets Income Fund, Inc.	600	13,062
DoubleLine Income Solutions Fund	650	13,052
Calamos Strategic Total Return Fund	1,100	13,013
Ares Dynamic Credit Allocation Fund, Inc.	800	12,992
BlackRock Multi-Sector Income Trust	766	12,861
KKR Income Opportunities Fund	800	12,704
Pioneer High Income Trust	1,350	12,677
Ivy High Income Opportunities Fund	890	12,620
BlackRock Floating Rate Income Trust	900	12,582
Western Asset Global Corporate Defined Opportunity Fund, Inc.	750	12,548
Voya Global Advantage and Premium Opportunity Fund	1,150	12,547
AllianceBernstein Global High Income Fund, Inc.	1,050	12,484
Barings Global Short Duration High Yield Fund	665	12,409
BlackRock Credit Allocation Income Trust	978	12,391
Western Asset Premier Bond Fund	951	12,296
BlackRock Corporate High Yield Fund, Inc.	1,150	12,178
Flaherty & Crumrine Total Return Fund, Inc.	600	11,886
Cohen & Steers Total Return Realty Fund, Inc.	1,000	11,850
Nuveen Short Duration Credit Opportunities Fund	700	11,823
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	900	11,601
Alpine Global Dynamic Dividend Fund	1,100	11,550
Tortoise Energy Infrastructure Corp.	450	11,264
Eaton Vance Tax-Managed Buy-Write Income Fund	700	10,913
First Trust Energy Income and Growth Fund	450	9,788
General American Investors Company, Inc.	23	770
Total Closed-End Funds
(Cost $522,950)		536,494

MONEY MARKET FUND† - 1.0%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.54%[2]	63,425	63,425
Total Money Market Fund
(Cost $63,425)		63,425

Total Investments - 99.1%
(Cost $5,744,697)		$5,994,673
Other Assets & Liabilities, net - 0.9%		55,946
Total Net Assets - 100.0%		$6,050,619

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.

See Sector Classification in Other Information section.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
DIVERSIFIED INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$536,494	$—	$—	$536,494
Exchange-Traded Funds	295,728	—	—	295,728
Money Market Fund	63,425	—	—	63,425
Mutual Funds	5,099,026	—	—	5,099,026
Total Assets	$5,994,673	$—	$—	$5,994,673

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim High Yield Fund - Institutional Class	$2,038,895	$107,761	$(815,000)	$(13,578)	$(51,947)	$1,266,131	139,288	$62,144	$—
Guggenheim Investment Grade Bond Fund - Institutional Class	407,346	830,010	—	—	(1,382)	1,235,974	66,954	6,064	—
Guggenheim Limited Duration Fund - Institutional Class	1,605,844	96,243	—	—	(6,684)	1,695,403	68,501	21,103	—
Guggenheim Risk Managed Real Estate Fund - Institutional Class	283,359	37,694	—	—	(19,315)	301,738	10,753	2,854	9,841
Guggenheim World Equity Income Fund - Institutional Class	367,974	222,832	—	—	8,974	599,780	39,721	2,832	—
Exchange-Traded Funds
Guggenheim S&P High Income Infrastructure ETF	612,720	—	(243,855)	41,584	(114,721)	295,728	11,652	13,922	6,282
	$5,316,138	$1,294,540	$(1,058,855)	$28,006	$(185,075)	$5,394,754		$108,919	$16,123

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $586,375)	$599,919
Investments in affiliated issuers, at value (cost $5,158,322)	5,394,754
Cash	306
Prepaid expenses	45,908
Receivables:
Securities sold	1,058,856
Investment adviser	19,373
Dividends	17,949
Interest	12
Total assets	7,137,077

Liabilities:
Payable for:
Securities purchased	1,077,679
Transfer agent/maintenance fees	4,580
Distribution and service fees	170
Trustees’ fees*	135
Fund shares redeemed	9
Miscellaneous	3,885
Total liabilities	1,086,458
Net assets	$6,050,619

Net assets consist of:
Paid in capital	$5,741,168
Undistributed net investment income	13,850
Accumulated net realized gain on investments	45,625
Net unrealized appreciation on investments	249,976
Net assets	$6,050,619

A-Class:
Net assets	$136,058
Capital shares outstanding	5,119
Net asset value per share	$26.58
Maximum offering price per share (Net asset value divided by 96.00%)	$27.69

C-Class:
Net assets	$144,630
Capital shares outstanding	5,444
Net asset value per share	$26.57

P-Class:
Net assets	$128,188
Capital shares outstanding	4,822
Net asset value per share	$26.58

Institutional Class:
Net assets	$5,641,743
Capital shares outstanding	212,153
Net asset value per share	$26.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$22,938
Dividends from securities of affiliated issuers	108,919
Interest	345
Total investment income	132,202

Expenses:
Management fees	22,720
Distribution and service fees:
A-Class	171
C-Class	676
P-Class	158
Transfer agent/maintenance fees:
A-Class	369
C-Class	458
P-Class	330
Institutional Class	11,295
Registration fees	49,455
Legal fees	18,740
Professional fees	18,348
Fund accounting/administration fees	12,465
Trustees’ fees*	4,907
Custodian fees	364
Line of credit fees	119
Miscellaneous	192
Total expenses	140,767
Less:
Expenses reimbursed by Adviser:
A-Class	(2,029)
C-Class	(2,096)
P-Class	(1,848)
Institutional Class	(79,424)
Expenses waived by Adviser	(37,054)
Total waived/reimbursed expenses	(122,451)
Net expenses	18,316
Net investment income	113,886

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,244
Investments in affiliated issuers	28,006
Distributions received from affiliated investment company shares	16,123
Net realized gain	49,373
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(37,969)
Investments in affiliated issuers	(185,075)
Net change in unrealized appreciation (depreciation)	(223,044)
Net realized and unrealized loss	(173,671)
Net decrease in net assets resulting from operations	$(59,785)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$113,886	$216,782
Net realized gain on investments	49,373	77,873
Net change in unrealized appreciation (depreciation) on investments	(223,044)	111,045
Net increase (decrease) in net assets resulting from operations	(59,785)	405,700

Distributions to shareholders from:
Net investment income
A-Class	(2,595)	(4,691)
C-Class	(2,093)	(3,496)
P-Class	(2,385)	(4,011)
Institutional Class	(113,929)	(198,735)
Net realized gains
A-Class	(959)	(2,257)
C-Class	(965)	(1,912)
P-Class	(877)	(1,799)
Institutional Class	(39,691)	(84,531)
Total distributions to shareholders	(163,494)	(301,432)

Capital share transactions:
Proceeds from sale of shares
A-Class	—	17,750
C-Class	25,491	11,405
P-Class	8,272	11,813
Institutional Class	77,521	—
Distributions reinvested
A-Class	3,554	6,948
C-Class	3,058	5,408
P-Class	3,262	5,810
Institutional Class	153,620	283,266
Cost of shares redeemed
A-Class	—	(21,762)
C-Class	(15,347)	(338)
P-Class	(1,800)	(7,955)
Institutional Class	—	—
Net increase from capital share transactions	257,631	312,345
Net increase in net assets	34,352	416,613

Net assets:
Beginning of period	6,016,267	5,599,654
End of period	$6,050,619	$6,016,267
Undistributed net investment income at end of period	$13,850	$20,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	—	655
C-Class	951	421
P-Class	302	430
Institutional Class	2,813	—
Shares issued from reinvestment of distributions
A-Class	131	258
C-Class	113	201
P-Class	120	215
Institutional Class	5,651	10,492
Shares redeemed
A-Class	—	(794)
C-Class	(576)	(13)
P-Class	(65)	(288)
Institutional Class	—	—
Net increase in shares	9,440	11,577

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.58	$27.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	.96	.76
Net gain (loss) on investments (realized and unrealized)	(.77)	.89	2.03
Total from investment operations	(.29)	1.85	2.79
Less distributions from:
Net investment income	(.52)	(.95)	(.67)
Net realized gains	(.19)	(.44)	—
Total distributions	(.71)	(1.39)	(.67)
Net asset value, end of period	$26.58	$27.58	$27.12

Total Return[g]	(1.10%)	7.00%	11.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136	$138	$132
Ratios to average net assets:
Net investment income (loss)	3.54%	3.53%	4.35%
Total expenses[d]	5.00%	4.16%	3.31%
Net expenses[e,f,h]	0.82%	0.85%	0.77%
Portfolio turnover rate	20%	44%	83%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.56	$27.11	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.38	.76	.63
Net gain (loss) on investments (realized and unrealized)	(.76)	.87	2.03
Total from investment operations	(.38)	1.63	2.66
Less distributions from:
Net investment income	(.42)	(.74)	(.55)
Net realized gains	(.19)	(.44)	—
Total distributions	(.61)	(1.18)	(.55)
Net asset value, end of period	$26.57	$27.56	$27.11

Total Return[g]	(1.43%)	6.17%	10.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145	$137	$118
Ratios to average net assets:
Net investment income (loss)	2.83%	2.78%	3.58%
Total expenses[d]	5.89%	5.13%	4.05%
Net expenses[e,f,h]	1.56%	1.60%	1.52%
Portfolio turnover rate	20%	44%	83%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.58	$27.11	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	.95	.74
Net gain (loss) on investments (realized and unrealized)	(.77)	.89	2.05
Total from investment operations	(.29)	1.84	2.79
Less distributions from:
Net investment income	(.52)	(.93)	(.68)
Net realized gains	(.19)	(.44)	—
Total distributions	(.71)	(1.37)	(.68)
Net asset value, end of period	$26.58	$27.58	$27.11

Total Return[g]	(1.07%)	7.00%	11.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128	$123	$111
Ratios to average net assets:
Net investment income (loss)	3.54%	3.51%	4.32%
Total expenses[d]	4.97%	4.23%	3.21%
Net expenses[e,f,h]	0.82%	0.85%	0.80%
Portfolio turnover rate	20%	44%	83%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.59	$27.11	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.52	1.03	.79
Net gain (loss) on investments (realized and unrealized)	(.78)	.89	2.04
Total from investment operations	(.26)	1.92	2.83
Less distributions from:
Net investment income	(.55)	(1.00)	(.72)
Net realized gains	(.19)	(.44)	—
Total distributions	(.74)	(1.43)	(.72)
Net asset value, end of period	$26.59	$27.59	$27.11

Total Return[g]	(0.95%)	7.30%	11.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,642	$5,619	$5,239
Ratios to average net assets:
Net investment income (loss)	3.79%	3.78%	4.57%
Total expenses[d]	4.60%	3.83%	2.93%
Net expenses[e,f,h]	0.57%	0.59%	0.54%
Portfolio turnover rate	20%	44%	83%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: January 29, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fund waivers. Excluding these expenses, the operating expense ratios for the periods would be:

	03/29/18	09/30/17	09/30/16
A-Class	0.81%	0.82%	0.76%
C-Class	1.55%	1.57%	1.52%
P-Class	0.82%	0.82%	0.79%
Institutional Class	0.56%	0.57%	0.54%

[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	The portion of the ratios of net expenses to average net assets attribute to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.00%	0.19%
C-Class	0.00%	0.19%
P-Class	0.00%	0.16%
Institutional Class	0.00%	0.16%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

HIGH YIELD FUND

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 5, 1996
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	July 11, 2008
R6-Class	May 15, 2017

Ten Largest Holdings (% of Total Net Assets)
Vector Group Ltd., 6.13%	2.0%
MDC Partners, Inc., 6.50%	2.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%	1.8%
Unit Corp., 6.63%	1.6%
FBM Finance, Inc., 8.25%	1.6%
Grinding Media Inc. / MC Grinding Media Canada Inc., 7.38%	1.6%
Eldorado Gold Corp., 6.13%	1.5%
EIG Investors Corp., 10.88%	1.5%
SFR Group S.A., 7.38%	1.4%
Kennedy-Wilson, Inc., 5.88%	1.4%
Top Ten Total	16.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(0.27%)	3.42%	5.36%	7.86%
A-Class Shares with sales charge‡	(4.27%)	(0.68%)	4.34%	7.34%
C-Class Shares	(0.62%)	2.77%	4.58%	7.08%
C-Class Shares with CDSC§	(1.59%)	1.79%	4.58%	7.08%
Bloomberg Barclays U.S. Corporate High Yield Index	(0.39%)	3.78%	4.99%	8.27%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		(0.30%)	3.42%	5.13%
Bloomberg Barclays U.S. Corporate High Yield Index		(0.39%)	3.78%	4.88%
	6 month†	1 Year	5 Year	Since Inception (07/11/08)
Institutional Class Shares	(0.11%)	3.76%	5.66%	8.35%
Bloomberg Barclays U.S. Corporate High Yield Index	(0.39%)	3.78%	4.99%	8.50%
			6 month†	Since Inception (05/15/17)
R6-Class Shares			(0.11%)	2.72%
Bloomberg Barclays U.S. Corporate High Yield Index			(0.39%)	2.56%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.1%
A	0.1%
BBB	4.0%
BB	40.9%
B	41.5%
CCC	6.8%
NR2	3.9%
Other Instruments	2.7%
Total Investments	100.0%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns (based on subscriptions made prior to October 1, 2015), and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
HIGH YIELD FUND

	Shares		Value

COMMON STOCKS† - 0.4%

ENERGY - 0.2%
SandRidge Energy, Inc.*	51,923		$753,403
Approach Resources, Inc.*	26,183		68,338
Titan Energy LLC*	17,186		18,904
Total Energy			840,645

Consumer, Cyclical - 0.1%
Metro-Goldwyn-Mayer, Inc.*,††	7,040		682,880

Technology - 0.1%
Aspect Software Parent, Inc.*,†††,1,2	64,681		317,584
Total Technology			317,584

Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2	12,825		30,826
Crimson Wine Group Ltd.*	8		79
Total Consumer, Non-cyclical			30,905

Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107		11,237

Financial - 0.0%
Leucadia National Corp.	81		1,841

Total Common Stocks
(Cost $3,937,088)			1,885,092

PREFERRED STOCKS†† - 0.5%
Financial - 0.3%
Morgan Stanley 6.38%[3,4]	46,000		1,247,520

Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19	31,805		809,119
U.S. Shipping Corp.*,†††	14,718		—
Total Industrial			809,119

Communications - 0.0%
Medianews Group, Inc.*	11,074		166,110
Total Preferred Stocks
(Cost $2,483,757)			2,222,749

WARRANTS† - 0.0%
SandRidge Energy, Inc.
$42.03, 10/04/22	205		103
SandRidge Energy, Inc.
$41.34, 10/04/22	488		73
Total Warrants
(Cost $43,811)			176

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR Bloomberg Barclays High Yield Bond ETF	159,765		5,727,575
iShares iBoxx $ High Yield Corporate Bond ETF	30,750		2,633,430
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	44,814		1,226,559
Total Exchange-Traded Funds
(Cost $9,858,904)			9,587,564

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Securities Cash Management - Institutional Shares 1.46%[5]	327,216		327,216
Total Money Market Fund
(Cost $327,216)			327,216

	Face Amount~

CORPORATE BONDS†† - 79.7%
Communications - 18.4%
MDC Partners, Inc.
6.50% due 05/01/24[6]	9,755,000		9,486,737
SFR Group S.A.
7.38% due 05/01/26[6]	7,200,000		6,858,000
6.00% due 05/15/22[6]	1,600,000		1,563,968
6.25% due 05/15/24[6]	1,050,000		989,625
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[7]	5,250,000		4,921,875
5.13% due 05/01/27[7]	4,550,000		4,319,770
EIG Investors Corp.
10.88% due 02/01/24	6,350,000		6,926,770
DISH DBS Corp.
5.88% due 11/15/24[7]	6,150,000		5,481,188
7.75% due 07/01/26	960,000		900,240
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6,7]	6,569,000		6,280,095
Cengage Learning, Inc.
9.50% due 06/15/24[6,7]	7,650,000		5,871,375
Level 3 Financing, Inc.
5.38% due 01/15/24	1,700,000		1,656,446
5.38% due 08/15/22	900,000		900,000
5.25% due 03/15/26	950,000		895,375
5.63% due 02/01/23	874,000		874,830
Inmarsat Finance plc
4.88% due 05/15/22[6]	3,275,000		3,184,938
6.50% due 10/01/24[6]	650,000		659,750
Telenet Finance Lux Note
3.50% due 03/01/28	EUR	2,500,000	3,015,750
5.50% due 03/01/28	800,000		769,000
Virgin Media Finance plc
5.00% due 04/15/27	GBP	2,000,000	2,775,106
UPCB Finance VII Ltd.
3.62% due 06/15/29	EUR	2,600,000	3,116,481
CSC Holdings LLC
5.25% due 06/01/24	2,050,000		1,950,062
5.50% due 04/15/27[6]	550,000		526,625

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~		Value

Ziggo Secured Finance BV
5.50% due 01/15/27[6]	2,625,000		$2,466,739
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	1,600,000	2,220,085
5.25% due 01/15/26[6]	250,000		240,625
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]	1,975,000		1,930,563
Altice Financing S.A.
6.63% due 02/15/23[6]	1,700,000		1,683,000
Charter Communications Operating LLC
4.20% due 03/15/28[7]	1,300,000		1,244,400
Videotron Ltd.
5.13% due 04/15/27[6]	1,100,000		1,078,000
Sprint Communications, Inc.
9.00% due 11/15/18[6]	1,000,000		1,031,250
Univision Communications, Inc.
5.13% due 05/15/23[6]	1,000,000		952,600
Match Group, Inc.
6.38% due 06/01/24	500,000		531,875
T-Mobile USA, Inc.
6.63% due 04/01/23	300,000		309,939
Total Communications			87,613,082

Financial - 14.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[6]	3,865,000		3,826,350
7.38% due 04/01/20[6,7]	3,700,000		3,737,000
7.25% due 08/15/24[6]	2,500,000		2,467,250
7.50% due 04/15/21[6]	1,800,000		1,820,250
FBM Finance, Inc.
8.25% due 08/15/21[6]	7,102,000		7,421,590
Kennedy-Wilson, Inc.
5.88% due 04/01/24[7]	6,765,000		6,705,806
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	4,225,000		4,235,563
Quicken Loans, Inc.
5.25% due 01/15/28[6,7]	4,350,000		4,067,250
Hunt Companies, Inc.
6.25% due 02/15/26[6]	3,825,000		3,692,541
Citigroup, Inc.
6.25% [3,4]	1,900,000		2,006,875
5.95% [3,4]	850,000		873,800
6.30% [3,4]	700,000		730,625
GEO Group, Inc.
5.88% due 10/15/24	2,000,000		1,980,000
6.00% due 04/15/26	900,000		879,750
Greystar Real Estate Partners LLC
5.75% due 12/01/25[6]	2,550,000		2,543,625
CoreCivic, Inc.
4.75% due 10/15/27	2,500,000		2,350,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,050,000		2,077,699
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]	1,850,000		1,891,625
JPMorgan Chase & Co.
6.13% [3,4]	1,250,000		1,309,375
6.00% [3,4]	500,000		515,535
Lincoln Finance Ltd.
7.38% due 04/15/21[6]	1,700,000		1,755,250
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[6]	1,700,000		1,721,250
NFP Corp.
6.88% due 07/15/25[6]	1,675,000		1,662,437
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]	1,520,000		1,537,100
Goldman Sachs Group, Inc.
5.30% [3,4]	1,100,000		1,102,750
USIS Merger Sub, Inc.
6.88% due 05/01/25[6]	1,100,000		1,100,000
Assurant, Inc.
7.00% due 03/27/48[4]	950,000		971,121
Bank of America Corp.
6.10% [3,4]	700,000		736,750
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	650,000		680,875
iStar, Inc.
5.25% due 09/15/22	575,000		556,313
Hospitality Properties Trust
4.95% due 02/15/27[7]	500,000		508,554
EPR Properties
5.75% due 08/15/22[7]	450,000		480,789
CIT Group, Inc.
6.13% due 03/09/28	400,000		415,000
Wells Fargo & Co.
5.90% [3,4]	250,000		257,525
Travelport Corporate Finance plc
6.00% due 03/15/26[6]	200,000		200,750
Total Financial			68,818,973

ENERGY - 11.6%
Unit Corp.
6.63% due 05/15/21	7,750,000		7,750,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21	6,240,000		6,286,800
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	4,417,000		4,682,020
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[6,7]	3,999,000		3,959,010
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[6]	3,800,000		3,832,110
PDC Energy, Inc.
5.75% due 05/15/26	3,250,000		3,193,125
Comstock Resources, Inc.
10.00% due 03/15/20	2,750,000		2,825,625
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	2,700,000		2,544,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~		Value

CNX Resources Corp.
8.00% due 04/01/23	1,300,000		$1,378,000
5.88% due 04/15/22	1,050,000		1,056,562
Gibson Energy, Inc.
5.25% due 07/15/24[6]	CAD	3,100,000	2,412,344
Parkland Fuel Corp.
6.00% due 04/01/26[6]	2,400,000		2,412,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	1,090,000		795,700
8.00% due 12/01/20	965,000		779,237
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]	1,375,000		1,405,938
SRC Energy, Inc.
6.25% due 12/01/25	1,375,000		1,378,438
QEP Resources, Inc.
5.38% due 10/01/22	1,325,000		1,323,344
Callon Petroleum Co.
6.13% due 10/01/24	1,050,000		1,073,940
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	1,000,000		1,046,250
Murphy Oil USA, Inc.
5.63% due 05/01/27	1,000,000		1,002,500
Trinidad Drilling Ltd.
6.63% due 02/15/25[6]	1,075,000		1,002,438
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	1,000,000		952,500
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24	752,000		783,020
Murphy Oil Corp.
5.75% due 08/15/25	625,000		615,625
NuStar Logistics, LP
5.63% due 04/28/27	550,000		533,500
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[6]	370,000		246,975
9.38% due 05/01/24[6]	77,000		54,766
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,11]	217,167		26,603
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]	1,750,000		10,937
SandRidge Energy, Inc.
7.50% due 09/06/18†††,1,8	250,000		25
Total Energy			55,364,082

Consumer, Non-cyclical - 10.8%
Vector Group Ltd.
6.13% due 02/01/25[6]	9,735,000		9,735,000
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[6,7]	6,150,000		6,411,375
5.50% due 11/01/25[6,7]	1,200,000		1,168,200
6.50% due 03/15/22[6]	1,000,000		1,032,500
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	6,102,000		6,254,550
Midas Intermediate Holdco II LLC
7.88% due 10/01/22[6]	4,927,000		4,939,318
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]	4,265,000		3,966,450
Post Holdings, Inc.
5.63% due 01/15/28[6]	3,550,000		3,390,250
Avantor, Inc.
4.75% due 10/01/24	EUR	1,150,000	1,404,653
6.00% due 10/01/24[6]	900,000		895,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[6]	1,918,000		1,889,230
Hologic, Inc.
4.63% due 02/01/28[6]	1,500,000		1,440,000
4.38% due 10/15/25[6]	455,000		439,075
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	1,470,000		1,436,925
Albertsons Companies LLC / Safeway Incorporated
6.63% due 06/15/24	1,175,000		1,053,094
5.75% due 03/15/25	450,000		383,760
Beverages & More, Inc.
11.50% due 06/15/22[6]	1,550,000		1,426,000
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[6]	775,000		672,312
5.38% due 01/15/23	825,000		624,938
Central Garden & Pet Co.
5.13% due 02/01/28	900,000		855,000
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	600,000		624,000
TreeHouse Foods, Inc.
6.00% due 02/15/24[6]	500,000		503,125
DaVita, Inc.
5.00% due 05/01/25	450,000		434,947
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	325,000		322,562
Total Consumer, Non-cyclical			51,302,764

Consumer, Cyclical - 9.5%
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]	4,293,000		4,293,000
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	4,493,000		4,257,118
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[7]	3,150,000		3,103,065
5.88% due 11/15/26[7]	500,000		491,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	3,050,000		3,172,000
Nathan’s Famous, Inc.
6.63% due 11/01/25[6]	3,050,000		3,065,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	3,000,000		3,015,000

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~		Value

Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	1,800,000		$1,705,500
5.75% due 03/01/25	1,350,000		1,296,000
VOC Escrow Ltd.
5.00% due 02/15/28[6]	2,325,000		2,208,750
Titan International, Inc.
6.50% due 11/30/23	2,000,000		2,060,000
Delphi Technologies plc
5.00% due 10/01/25[6]	2,080,000		1,994,200
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[7]	1,800,000		1,638,000
L Brands, Inc.
6.75% due 07/01/36	950,000		912,000
7.60% due 07/15/37	700,000		698,250
Williams Scotsman International, Inc.
7.88% due 12/15/22[6]	1,450,000		1,499,844
Tesla, Inc.
5.30% due 08/15/25[6,7]	1,625,000		1,417,812
Wyndham Hotels & Resorts, Inc.
5.38% due 04/15/26[6]	1,300,000		1,313,000
PetSmart, Inc.
5.88% due 06/01/25[6]	1,800,000		1,300,500
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24	1,200,000		1,155,000
Lennar Corp.
5.00% due 06/15/27	980,000		955,500
Mattel, Inc.
6.75% due 12/31/25[6]	884,000		864,110
Wabash National Corp.
5.50% due 10/01/25[6]	825,000		804,375
Allison Transmission, Inc.
4.75% due 10/01/27[6]	600,000		565,500
Beacon Escrow Corp.
4.88% due 11/01/25[6]	590,000		561,975
TVL Finance plc
8.50% due 05/15/23	GBP	320,000	483,749
QVC, Inc.
4.85% due 04/01/24	400,000		407,133
Total Consumer, Cyclical			45,237,881

Industrial - 7.9%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6,7]	7,050,000		7,402,500
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.75% due 10/15/20[7]	4,457,895		4,513,619
Standard Industries, Inc.
4.75% due 01/15/28[6,7]	4,645,000		4,370,713
Amsted Industries, Inc.
5.38% due 09/15/24[6]	2,398,000		2,398,000
5.00% due 03/15/22[6]	500,000		501,250
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	2,775,000		2,882,531
Novelis Corp.
5.88% due 09/30/26[6]	2,600,000		2,548,000
Tutor Perini Corp.
6.88% due 05/01/25[6]	2,009,000		2,069,270
LKQ European Holdings BV
4.12% due 04/01/28	EUR	1,650,000	2,032,016
Jeld-Wen, Inc.
4.88% due 12/15/27[6]	1,500,000		1,417,500
Berry Global, Inc.
4.50% due 02/15/26[6]	1,250,000		1,182,813
Ardagh Packaging Finance plc
6.75% due 05/15/24	EUR	850,000	1,137,247
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	955,000		1,029,012
Itron, Inc.
5.00% due 01/15/26[6]	950,000		936,035
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]	840,000		912,450
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[6]	750,000		776,250
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6]	575,000		575,719
Wrangler Buyer Corp.
6.00% due 10/01/25[6]	540,000		530,550
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]	375,000		398,906
Total Industrial			37,614,381

Basic Materials - 3.2%
Eldorado Gold Corp.
6.13% due 12/15/20[6]	7,460,000		7,087,000
Clearwater Paper Corp.
4.50% due 02/01/23	1,450,000		1,392,000
5.38% due 02/01/25[6]	1,100,000		1,045,000
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[6]	2,050,000		2,126,875
Yamana Gold, Inc.
4.95% due 07/15/24	1,625,000		1,671,719
4.63% due 12/15/27	300,000		295,416
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]	1,248,000		1,373,923
Mirabela Nickel Ltd.
9.50% due 06/24/19	278,115		59,795
Total Basic Materials			15,051,728

Utilities - 3.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	8,315,000		8,543,663
Terraform Global Operating LLC
6.13% due 03/01/26[6]	2,725,000		2,745,437
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25[7]	2,200,000		2,123,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~		Value

AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	1,250,000		$1,195,312
Total Utilities			14,607,412

Technology - 0.8%
TIBCO Software, Inc.
11.38% due 12/01/21[6]	800,000		871,000
Micron Technology, Inc.
5.25% due 01/15/24[6]	750,000		775,312
Ascend Learning LLC
6.88% due 08/01/25[6]	650,000		667,875
Infor US, Inc.
6.50% due 05/15/22	600,000		610,500
CDK Global, Inc.
4.88% due 06/01/27	550,000		529,375
Microsoft Corp.
4.20% due 11/03/35	450,000		482,257
Total Technology			3,936,319
Total Corporate Bonds
(Cost $388,971,444)			379,546,622

SENIOR FLOATING RATE INTERESTS†† - 26.3%
Industrial - 5.9%
Resource Label Group LLC
6.80% (3 Month USD LIBOR + 4.50%) due 05/26/23[10]	1,878,985		1,841,405
10.80% (1 Month USD LIBOR + 8.50%) due 11/26/23[10]	1,500,000		1,485,000
Diversitech Holdings, Inc.
9.81% (3 Month USD LIBOR + 7.50%) due 06/02/25[10]	2,650,000		2,669,875
Hayward Industries, Inc.
10.13% (3 Month USD LIBOR + 8.25%) due 08/04/25[10]	2,325,000		2,307,563
Travelport Finance (Luxembourg) S.A.R.L.
4.40% (3 Month USD LIBOR + 2.50%) due 03/17/25[10]	2,150,000		2,153,763
Arctic Long Carriers
6.38% (3 Month USD LIBOR + 4.50%) due 05/18/23[10]	1,538,375		1,549,913
DAE Aviation
5.63% (3 Month USD LIBOR + 3.75%) due 07/07/22[10]	1,442,602		1,454,100
Filtration Group Corp.
3.00% (3 Month USD LIBOR + 3.00%) due 03/27/25[10]	1,400,000		1,403,500
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24[10]	1,290,250		1,299,385
ProAmpac PG Borrower LLC
5.30% (3 Month USD LIBOR + 3.50%) due 11/20/23[10]	921,895		928,118
10.35% (3 Month USD LIBOR + 8.50%) due 11/18/24[10]	350,000		355,688
Recess Holdings, Inc.
6.20% (3 Month USD LIBOR + 3.75%) due 09/30/24[10]	1,230,250		1,234,863
Titan Acquisition Ltd. (Husky)
3.00% (3 Month USD LIBOR + 3.00%) due 03/15/25[10]	1,100,000		1,098,317
Imagine Print Solutions LLC
7.06% (3 Month USD LIBOR + 4.75%) due 06/21/22[10]	1,089,000		1,012,770
Dimora Brands, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/24/24[10]	997,500		997,500
SRS Distribution, Inc.
10.63% (3 Month USD LIBOR + 8.75%) due 02/24/23[10]	950,000		974,937
American Bath Group LLC
7.55% (6 Month USD LIBOR + 5.25%) due 09/30/23[10]	938,095		947,082
Advanced Integration Technology LP
6.73% (6 Month USD LIBOR + 4.75%) due 04/03/23[10]	873,416		877,783
Bioplan USA, Inc.
6.63% (3 Month USD LIBOR + 4.75%) due 09/23/21[10]	782,101		747,884
ILPEA Parent, Inc.
6.63% (1 Month USD LIBOR + 4.75%) due 03/02/23[10]	636,299		639,480
CPM Holdings, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 04/11/22[10]	573,855		580,488
Hardware Holdings LLC
8.38% (3 Month USD LIBOR + 6.50%) due 03/30/20[10]	481,500		467,055
Hillman Group, Inc.
6.81% (Commercial Prime Lending Rate + 2.25%) due 06/28/19†††,1,10	450,000		437,625
Wencor Group
5.38% (1 Month USD LIBOR + 3.50%) due 06/19/19†††,1,10	380,000		369,105
Kuehg Corp. - Kindercare
6.05% (3 Month USD LIBOR + 3.75%) due 08/12/22[10]	318,388		319,681
Total Industrial			28,152,880

Technology - 5.3%
Camelia Bidco Banc Civica
5.46% (1 Month USD LIBOR + 4.75%) due 10/14/24[10]	GBP	2,000,000	2,808,559
MRI Software LLC
8.56% (3 Month USD LIBOR + 6.25%) due 06/30/23[10]	2,410,724		2,386,617
8.36% (3 Month USD LIBOR + 6.25%) due 06/30/23[10]	117,760		116,583
8.02% (2 Month USD LIBOR + 6.00%) due 06/30/23†††,1,10	17,472		16,018
Lytx, Inc.
8.63% (3 Month USD LIBOR + 6.75%) due 08/31/23†††,1,10	2,312,663		2,260,969

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~	Value

Park Place Technologies LLC
8.75% (3 Month USD LIBOR + 4.00%) due 03/22/25[10]	2,100,000	$2,094,750
Bullhorn, Inc.
8.64% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1,10	1,507,203	1,497,692
8.62% (1 Month USD LIBOR + 6.75%) due 11/21/22†††,1,10	313,698	311,885
Viewpoint, Inc.
6.55% (3 Month USD LIBOR + 4.25%) due 07/19/24	1,592,000	1,593,990
SS&C Technologies, Inc.
7.25% (3 Month USD LIBOR + 2.50%) due 02/27/25[10]	1,105,597	1,110,550
7.25% (3 Month USD LIBOR + 2.50%) due 02/28/25[10]	394,403	396,170
Advanced Computer Software
11.37% (6 Month USD LIBOR + 9.50%) due 01/31/23[10]	800,000	784,000
7.52% (6 Month USD LIBOR + 5.50%) due 03/18/22[10]	530,425	530,866
Planview, Inc.
7.13% (3 Month USD LIBOR + 5.25%) due 01/27/23†††,1,10	1,188,000	1,176,829
Cvent, Inc.
5.63% (3 Month USD LIBOR + 3.75%) due 11/29/24[10]	1,100,000	1,105,500
AVSC Holding Corp.
5.10% (3 Month USD LIBOR + 3.25%) due 03/03/25[10]	1,000,000	1,002,190
Project Ruby Ultimate Parent Corp.
5.38% (3 Month USD LIBOR + 3.50%) due 02/09/24[10]	890,387	897,626
EIG Investors Corp.
5.96% (3 Month USD LIBOR + 4.00%) due 02/09/23[10]	803,034	808,053
Optiv, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 02/01/24[10]	823,560	793,706
Masergy Holdings, Inc.
5.55% (3 Month USD LIBOR + 3.25%) due 12/15/23[10]	721,673	722,575
Sarbacane Bidco, Inc.
4.77% (3 Month USD LIBOR + 3.00%) due 01/29/25[10]	700,000	703,941
Aspect Software, Inc.
12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2,10]	647,685	644,854
OEConnection LLC
6.46% (Commercial Prime Lending Rate + 3.00%) and (3 Month USD LIBOR + 4.00%) due 11/22/24[10]	548,625	552,062
Project Alpha (Qlik)
5.04% (3 Month USD LIBOR + 3.50%) due 04/26/24[10]	513,226	505,954
GlobalLogic Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.75%) due 06/20/22[10]	274,924	276,299
Quorum Business Solutions
6.52% (3 Month USD LIBOR + 4.75%) due 08/07/21[10]	205,088	202,524
Total Technology		25,300,762

Consumer, Non-cyclical - 4.9%
CTI Foods Holding Co. LLC
5.38% (1 Month USD LIBOR + 3.50%) due 06/29/20[10]	2,160,000	1,949,400
9.13% (3 Month USD LIBOR + 7.25%) due 06/28/21[10]	590,000	436,600
Immucor, Inc.
7.30% (3 Month USD LIBOR + 5.00%) due 06/15/21[10]	2,089,500	2,136,514
Equian LLC
5.15% (3 Month USD LIBOR + 3.25%) due 05/20/24[10]	2,088,988	2,098,556
Gem Acquisitions, Inc. (Genex)
due 03/02/25[9]	1,550,000	1,549,349
Alegeus Technologies LLC
7.31% (6 Month USD LIBOR + 5.00%) due 04/28/23†††,1,10	1,393,000	1,381,211
Endo Luxembourg Finance Co.
6.19% (3 Month USD LIBOR + 4.25%) due 04/29/24[10]	1,290,250	1,286,482
Albertson’s LLC
4.63% (6 Month USD LIBOR + 2.75%) due 08/25/21[10]	1,250,135	1,234,083
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.50% (3 Month USD LIBOR + 4.25%) due 03/22/25[10]	1,200,000	1,200,000
American Tire Distributors, Inc.
6.24% (6 Month USD LIBOR + 4.25%) due 09/01/21[10]	1,119,701	1,133,697
Lineage Logistics LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/16/25[10]	1,100,000	1,096,788
ADMI Corp.
5.59% (6 Month USD LIBOR + 3.75%) due 04/29/22[10]	987,310	989,778
Smart & Final Stores LLC
5.38% (1 Month USD LIBOR + 3.50%) due 11/15/22[10]	1,000,000	984,380
Reddy Ice Holdings, Inc.
7.26% (Commercial Prime Lending Rate + 4.50%) and (3 Month USD LIBOR + 5.50%) due 05/01/19[10]	965,298	962,885
IHC Holding Corp.
8.74% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,1,10	806,772	800,542
8.93% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,1,10	153,421	152,236
Avantor, Inc.
5.88% (3 Month USD LIBOR + 4.00%) due 11/21/24[10]	897,750	906,916

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~	Value

Arctic Glacier Group Holdings, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 03/20/24[10]	769,188	$775,195
JBS USA Lux SA
4.68% (Commercial Prime Lending Rate + 2.50%) and (1 Month USD LIBOR + 2.50%) due 10/30/22[10]	645,125	642,841
Give and Go Prepared Foods Corp.
6.19% (3 Month USD LIBOR + 4.25%) due 07/29/23[10]	497,500	499,987
Packaging Coordinators Midco, Inc.
5.78% (3 Month USD LIBOR + 4.00%) due 06/30/23[10]	478,785	480,283
NES Global Talent
7.27% (3 Month USD LIBOR + 5.50%) due 10/03/19[10]	421,812	415,485
RESIC Enterprises, LLC (Lyons Magnus, Inc.)
6.13% (3 Month USD LIBOR + 4.25%) due 11/11/24[10]	374,063	375,465
Targus Group International, Inc.
due 05/24/16†††,1,2,8	153,489	—
Total Consumer, Non-cyclical		23,488,673

Consumer, Cyclical - 4.5%
Mavis Tire Express Services Corp.
5.07% (3 Month USD LIBOR + 3.25%) due 02/28/25[10]	2,499,807	2,499,807
Toys ‘R’ Us, Inc.
10.50% (Commercial Prime Lending Rate + 5.75%) due 01/18/19[10]	2,500,000	2,495,825
Men’s Wearhouse
5.20% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/18/21[10]	1,450,179	1,450,179
Truck Hero, Inc.
6.22% (1 Month USD LIBOR + 4.00%) due 04/22/24[10]	1,434,958	1,441,416
BC Equity Ventures LLC
8.49% (3 Month USD LIBOR + 6.50%) due 08/31/22[10]	1,425,255	1,439,507
Leslie’s Poolmart, Inc.
5.28% (3 Month USD LIBOR + 3.50%) due 08/16/23[10]	1,398,994	1,407,738
Crown Finance US, Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/28/25[10]	1,400,000	1,397,620
BBB Industries, LLC
6.38% (1 Month USD LIBOR + 4.50%) due 11/03/21[10]	994,320	1,001,777
5.65% (1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%) due 11/04/19†††,1,10	385,714	368,480
LegalZoom.com, Inc.
6.34% (1 Month USD LIBOR + 4.50%) due 11/21/24[10]	1,097,250	1,102,736
Learning Care Group (US), Inc.
5.11% (3 Month USD LIBOR + 3.25%) due 03/13/25[10]	1,000,000	1,007,500
EG Finco Ltd.
due 02/07/25[9]	1,000,000	997,250
Accuride Corp.
7.55% (3 Month USD LIBOR + 5.25%) due 11/17/23[10]	986,008	995,868
Talbots, Inc.
6.38% (3 Month USD LIBOR + 4.50%) due 03/19/20[10]	901,603	890,333
Amaya Holdings B.V. (Stars Group Holdings B.V.)
3.00% (3 Month USD LIBOR + 3.00%) due 04/04/25[10]	750,000	753,000
Blue Nile, Inc.
8.80% (3 Month USD LIBOR + 6.50%) due 02/17/23[10]	745,938	749,667
USIC Holding, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 12/08/23[10]	549,524	553,646
Belk, Inc.
6.46% (3 Month USD LIBOR + 4.75%) due 12/12/22[10]	546,255	472,510
Acosta, Inc.
5.30% (Commercial Prime Lending Rate + 2.25%) and (3 Month USD LIBOR + 3.25%) due 09/26/19[10]	377,778	315,698
5.40% (1 Month USD LIBOR + 3.25%) due 09/26/19[10]	111,111	92,852
Sears Roebuck Acceptance Corp.
6.20% (1 Month USD LIBOR + 4.50%) due 01/20/19[10]	397,276	394,627
SMG US Midco 2, Inc.
8.88% (1 Month USD LIBOR + 7.00%) due 01/23/26[10]	300,000	306,000
Total Consumer, Cyclical		22,134,036

Communications - 1.8%
Market Track LLC
6.55% (1 Month USD LIBOR + 4.25%) due 06/05/24[10]	2,487,500	2,481,281
Cengage Learning Acquisitions, Inc.
6.04% (1 Month USD LIBOR + 4.25%) due 06/07/23[10]	2,375,080	2,157,000
Mcgraw-Hill Global Education Holdings LLC
5.88% (3 Month USD LIBOR + 4.00%) due 05/04/22[10]	1,931,978	1,906,379
Houghton Mifflin Co.
4.88% (1 Month USD LIBOR + 3.00%) due 05/28/21[10]	1,335,003	1,216,522
Anaren, Inc.
10.55% (6 Month USD LIBOR + 8.25%) due 08/18/21[10]	500,000	500,000
Liberty Cablevision of Puerto Rico LLC
5.22% (2 Month USD LIBOR + 3.50%) due 01/07/22[10]	300,000	290,562

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

	Face Amount~	Value

Neustar, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 08/08/24[10]	248,894	$249,621
Total Communications		8,801,365

Utilities - 1.6%
Bhi Investments LLC
10.59% (3 Month USD LIBOR + 8.75%) due 02/28/25[10]	1,500,000	1,485,000
6.80% (Commercial Prime Lending Rate + 3.50%) and (3 Month USD LIBOR + 4.50) due 08/28/24[10]	1,416,450	1,402,285
Invenergy Thermal Operating I, LLC
7.80% (3 Month USD LIBOR + 5.50%) due 10/19/22[10]	958,859	908,518
Panda Power
8.80% (1 Month USD LIBOR + 6.50%) due 08/21/20[10]	970,786	902,103
Exgen Texas Power LLC
due 09/18/21[9]	1,344,814	819,772
MRP Generation Holding
9.30% (3 Month USD LIBOR + 7.00%) due 10/18/22[10]	715,938	689,985
Terraform AP Acquisition Holdings LLC
6.55% (3 Month USD LIBOR + 4.25%) due 06/27/22[10]	427,227	429,765
Viva Alamo LLC
6.01% (1 Month USD LIBOR + 4.25%) due 02/22/21[10]	374,978	371,580
Panda Temple II Power
8.30% (3 Month USD LIBOR + 6.00%) due 04/03/19[10]	346,621	318,891
Stonewall
7.80% (3 Month USD LIBOR + 5.50%) due 11/13/21[10]	288,276	282,150
Total Utilities		7,610,049

Basic Materials - 1.3%
A-Gas Ltd.
7.05% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,1,10	2,615,757	2,568,185
EP Minerals LLC
6.48% (3 Month USD LIBOR + 4.50%) due 08/20/20[10]	1,596,778	1,598,773
ICP Industrial, Inc.
5.88% (1 Month USD LIBOR + 4.00%) due 11/03/23[10]	989,657	984,709
Big River Steel LLC
7.30% (1 Month USD LIBOR + 5.00%) due 08/23/23[10]	895,500	906,694
Total Basic Materials		6,058,361

Financial - 0.5%
Jane Street Group LLC
5.63% (3 Month USD LIBOR + 3.75%) due 08/25/22[10]	1,234,375	1,239,387
York Risk Services
5.63% (3 Month USD LIBOR + 3.75%) due 10/01/21[10]	723,750	707,466
American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20[10]	548,294	547,838
Total Financial		2,494,691

ENERGY - 0.3%
PSS Companies
6.34% (3 Month USD LIBOR + 4.50%) due 01/28/20[10]	525,768	508,681
Riverstone Utopia Member LLC
6.04% (3 Month USD LIBOR + 4.25%) due 10/17/24[10]	400,000	401,000
Summit Midstream Partners, LP
7.88% (6 Month USD LIBOR + 6.00%) due 05/13/22[10]	308,000	311,080
Total Energy		1,220,761
Total Senior Floating Rate Interests
(Cost $125,441,732)		125,261,578

ASSET-BACKED SECURITIES††,10 - 0.8%
Collateralized Loan Obligations - 0.8%
WhiteHorse X Ltd.
2015-10A, 7.03% (3 Month USD LIBOR + 5.30%) due 04/17/27[6]	750,000	724,777
WhiteHorse VII Ltd.
2013-1A, 6.74% (3 Month USD LIBOR + 4.80%) due 11/24/25[6]	600,000	596,855
Eaton Vance CLO Ltd.
2014-1A, 6.75% (3 Month USD LIBOR + 5.03%) due 07/15/266,	600,000	587,984
Jamestown CLO III Ltd.
2013-3A, 6.32% (3 Month USD LIBOR + 4.60%) due 01/15/26[6]	500,000	500,328
KVK CLO Ltd.
2015-1A, 7.63% (3 Month USD LIBOR + 5.75%) due 05/20/27[6]	500,000	500,297
Regatta IV Funding Ltd.
2014-1A, 6.70% (3 Month USD LIBOR + 4.95%) due 07/25/26[6]	500,000	497,356
NewMark Capital Funding CLO Ltd.
2014-2A, 7.11% (3 Month USD LIBOR + 4.80%) due 06/30/26[6]	500,000	491,685
Shackleton CLO
2014-6A, 7.48% (3 Month USD LIBOR + 5.75%) due 07/17/26[6]	250,000	233,388
Total Collateralized Loan Obligations		4,132,670
Total Asset-Backed Securities
(Cost $3,463,358)		4,132,670

Total Investments - 109.8%
(Cost $534,527,310)		$522,963,667
Other Assets & Liabilities, net - (9.8)%		(46,649,061)
Total Net Assets - 100.0%		$476,314,606

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
BofA Merrill Lynch	9,806,000	EUR	04/10/18	$12,104,820	$12,072,714	$32,106
Goldman Sachs	154,000	EUR	04/10/18	192,041	189,598	2,443
JPMorgan Chase & Co.	2,275,000	CAD	04/10/18	1,758,298	1,766,298	(8,000)
Barclays	862,000	CAD	04/10/18	659,264	669,253	(9,989)
Barclays	6,084,000	GBP	04/10/18	8,420,237	8,539,165	(118,928)
						$(102,368)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $11,689,212, (cost $13,099,348) or 2.5% of total net assets.
[2]	Affiliated issuer.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $252,889,000 (cost $258,863,648), or 53.1% of total net assets.
[7]	All or a portion of this security is pledged as reverse repurchase agreements collateral at March 29, 2018 — See Note 6.
[8]	Security is in default of interest and/or principal obligations.
[9]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[10]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[11]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $26,603 (cost $139,296), or less than 0.01% of total net assets — See Note 10.
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
HIGH YIELD FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Asset Backed Securities	$—	$4,132,670	$—	$—		$4,132,670
Common Stocks	842,565	694,117	—	348,410		1,885,092
Corporate Bonds	—	379,546,597	—	25		379,546,622
Forward Foreign Currency Exchange Contracts	—	—	34,549	—		34,549
Exchange-Traded Funds	9,587,564	—	—	—		9,587,564
Money Market Fund	327,216	—	—	—		327,216
Preferred Stocks	—	2,222,749	—	—	**	2,222,749
Senior Floating Rate Interests	—	113,920,801	—	11,340,777		125,261,578
Warrants	176	—	—	—		176
Total Assets	$10,757,521	$500,516,934	$34,549	$11,689,212		$522,998,216

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$136,917	$—		$136,917
Unfunded Loan Commitments (Note 9)	—	—	—	625,089	**	625,089
Total Liabilities	$—	$—	$136,917	$625,089		$762,006

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $41,126,852 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 29, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Common Stocks	$348,410	Enterprise Value	Valuation Multiple	6.9x-7.6x	7.5x
Senior Floating Rate Interests	10,143,132	Yield Analysis	Yield	5.1%-8.3%	6.9%
Senior Floating Rate Interests	1,197,645	Model Price	Purchase Price	—	—
Total Assets	$11,689,187
Liabilities:
Unfunded Loan Commitments	$625,089	Model Price	Purchase Price	—	—

Any remaining Level 3 securities held by the Funds and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, the Fund has securities with a total value of $408,550 transfer out of Level 3 into Level 2 and securities with a total value of $25 transfer out of Level 2 into Level 3 due to changes in securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
HIGH YIELD FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018.

	Assets					Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Corporate Bonds	Total Assets	Unfunded Loan Commitments
Beginning Balance	$11,511,139	$691,043	$—	$1,954,000	$14,156,182	$(779,130)
Purchases/Receipts	4,584,040	—	—	—	4,584,040	(232,336)
Sales, maturities and paydowns/Fundings	(4,751,084)	(1,798)	—	(2,009,856)	(6,762,738)	301,247
Total realized gains or losses included in earnings	90,626	(147,368)	—	46,831	(9,911)	144,195
Total change in unrealized gains or losses included in earnings	314,606	(193,467)	—	9,025	130,614	(24,548)
Transfers into Level 3	—	—	—	25	25	(34,517)
Transfers out of Level 3	(408,550)	—	—	—	(408,550)	—
Ending Balance	$11,340,777	$348,410	$—	$25	$11,689,212	$(625,089)
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 29, 2018	$79,650	$(336,933)	$—	$—	$(257,283)	$8,119

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18	Shares/Par 03/29/18	Investment Income
Common Stocks
Aspect Software Parent, Inc.[1,2]	$666,215	$—	$—	$—	$(348,631)	$317,584	64,681	$—
Targus Group International Equity, Inc.[1,2]	19,667	—	(1,005)	467	11,697	30,826	12,825	—
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[4]	645,489	—	(8,190)	—	7,555	644,854	647,685	38,963
Targus Group International, Inc. due 05/24/16[2,3]	—	—	—	—	—	—	153,489	—
	$1,331,371	$—	$(9,195)	$467	$(329,379)	$993,264		$38,963

[1]	Non-income producing security.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018.
[3]	Security is in default of interest and/or principal obligations.
[4]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. Instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $532,036,773)	$521,970,403
Investments in affiliated issuers, at value (cost $2,490,537)	993,264
Cash	247,104
Prepaid expenses	88,199
Unrealized appreciation on forward foreign currency exchange contracts	34,549
Receivables:
Interest	8,006,815
Securities sold	6,258,746
Fund shares sold	1,009,721
Foreign taxes reclaim	34,419
Dividends	4,343
Total assets	538,647,563

Liabilities:
Unfunded loan commitments, at value (Note 9) (proceeds $1,321,788)	625,089
Reverse Repurchase Agreements	41,126,852
Unrealized depreciation on forward foreign currency exchange contracts	136,917
Payable for:
Securities purchased	17,494,647
Fund shares redeemed	2,389,976
Management fees	214,311
Distribution and service fees	45,817
Fund accounting/administration fees	32,648
Transfer agent/maintenance fees	9,223
Trustees’ fees*	430
Due to advisor	335
Miscellaneous	256,712
Total liabilities	62,332,957
Net assets	$476,314,606

Net assets consist of:
Paid in capital	$487,136,923
Accumulated net investment loss	(831,543)
Accumulated net realized gain on investments	897,005
Net unrealized depreciation on investments	(10,887,779)
Net assets	$476,314,606

A-Class:
Net assets	$98,286,290
Capital shares outstanding	8,820,365
Net asset value per share	$11.14
Maximum offering price per share (Net asset value divided by 96.00%)	$11.60

C-Class:
Net assets	$25,409,319
Capital shares outstanding	2,261,380
Net asset value per share	$11.24

P-Class:
Net assets	$13,171,571
Capital shares outstanding	1,181,422
Net asset value per share	$11.15

Institutional Class:
Net assets	$138,318,132
Capital shares outstanding	15,223,068
Net asset value per share	$9.09

R6-Class:
Net assets	$201,129,294
Capital shares outstanding	18,070,141
Net asset value per share	$11.13

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

HIGH YIELD FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$230,459
Interest from securities of affiliated issuers	38,963
Interest from securities of unaffiliated issuers	18,553,555
Other income	232
Total investment income	18,823,209

Expenses:
Management fees	1,591,043
Distribution and service fees:
A-Class	138,989
C-Class	139,210
P-Class	18,490
Recoupment of previously waived fees:
P-Class	2,364
Transfer agent/maintenance fees:
A-Class	60,330
C-Class	14,531
P-Class	12,161
Institutional Class	84,180
R6-Class	254
Interest expense	411,940
Fund accounting/administration fees	212,141
Custodian fees	28,006
Line of credit fees	10,040
Trustees’ fees*	7,933
Miscellaneous	207,834
Total expenses	2,939,446
Less:
Expenses reimbursed by Adviser:
A-Class	(13,716)
C-Class	(1,232)
P-Class	(4,376)
Institutional Class	(21,695)
Total reimbursed expenses	(41,019)
Net expenses	2,898,427
Net investment income	15,924,782

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$3,403,906
Investments in affiliated issuers	467
Foreign currency transactions	(247)
Forward foreign currency exchange contracts	(530,732)
Net realized gain	2,873,394
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(18,591,020)
Investments in affiliated issuers	(329,379)
Foreign currency translations	57,841
Forward foreign currency exchange contracts	(157,598)
Net change in unrealized appreciation (depreciation)	(19,020,156)
Net realized and unrealized loss	(16,146,762)
Net decrease in net assets resulting from operations	$(221,980)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,924,782	$22,021,007
Net realized gain on investments	2,873,394	2,785,333
Net change in unrealized appreciation (depreciation) on investments	(19,020,156)	6,117,290
Net increase (decrease) in net assets resulting from operations	(221,980)	30,923,630

Distributions to shareholders from:
Net investment income
A-Class	(3,246,604)	(6,233,282)
C-Class	(705,522)	(1,438,731)
P-Class	(426,632)	(655,980)
Institutional Class	(5,070,852)	(10,719,166)
R6-Class	(6,474,255)	(3,230,684)
Total distributions to shareholders	(15,923,865)	(22,277,843)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,033,978	66,562,198
C-Class	3,596,147	9,648,007
P-Class	3,678,927	19,110,632
Institutional Class	42,332,528	188,107,688
R6-Class	23,344,991	210,426,419
Redemption fees collected
A-Class	9,142	36,722
C-Class	2,294	9,668
P-Class	1,236	4,063
Institutional Class	13,835	60,375
R6-Class	17,402	13,490
Distributions reinvested
A-Class	2,814,571	5,420,947
C-Class	600,817	1,180,598
P-Class	425,762	655,980
Institutional Class	4,214,125	8,878,248
R6-Class	6,474,255	3,230,684
Cost of shares redeemed
A-Class	(42,277,099)	(35,911,466)
C-Class	(8,397,339)	(8,147,384)
P-Class	(7,405,891)	(6,298,525)
Institutional Class	(97,661,438)	(149,297,447)
R6-Class	(22,177,608)	(13,513,200)
Net increase (decrease) from capital share transactions	(75,359,365)	300,177,697
Net increase (decrease) in net assets	(91,505,210)	308,823,484

Net assets:
Beginning of period	567,819,816	258,996,332
End of period	$476,314,606	$567,819,816
Accumulated net investment loss at end of period	$(831,543)	$(832,460)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	1,318,868	5,842,629
C-Class	312,164	839,412
P-Class	323,795	1,676,374
Institutional Class	4,557,723	20,277,090
R6-Class	2,034,788	18,310,251
Shares issued from reinvestment of distributions
A-Class	247,333	475,619
C-Class	52,367	102,774
P-Class	37,374	57,411
Institutional Class	453,711	955,818
R6-Class	570,226	284,121
Shares redeemed
A-Class	(3,707,180)	(3,154,231)
C-Class	(729,167)	(709,632)
P-Class	(646,619)	(551,450)
Institutional Class	(10,501,358)	(16,097,185)
R6-Class	(1,949,807)	(1,179,438)
Net increase (decrease) in shares	(7,625,782)	27,129,563

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.50	$11.16	$10.79	$12.02	$11.85	$11.95
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.64	.67	.69	.72	.81
Net gain (loss) on investments (realized and unrealized)	(.36)	.35	.41	(.97)	.27	.27
Total from investment operations	(.03)	.99	1.08	(.28)	.99	1.08
Less distributions from:
Net investment income	(.33)	(.65)	(.72)	(.74)	(.83)	(.90)
Net realized gains	—	—	—	(.22)	—	(.29)
Total distributions	(.33)	(.65)	(.72)	(.96)	(.83)	(1.19)
Redemption fees collected	— [f]	— [f]	.01	.01	.01	.01
Net asset value, end of period	$11.14	$11.50	$11.16	$10.79	$12.02	$11.85

Total Return[i]	(0.27%)	9.11%	10.71%	(2.40%)	9.18%	9.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,286	$126,097	$87,045	$73,236	$82,854	$70,451
Ratios to average net assets:
Net investment income (loss)	5.84%	5.63%	6.32%	6.01%	5.91%	6.84%
Total expenses[c]	1.29%	1.31%	1.25%	1.27%	1.32%	1.41%
Net expenses[d,h,j]	1.26%	1.29%	1.23%	1.20%	1.26%	1.18%
Portfolio turnover rate	37%	62%	55%	72%	97%	101%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.60	$11.26	$10.88	$12.12	$11.95	$12.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.56	.60	.61	.63	.73
Net gain (loss) on investments (realized and unrealized)	(.36)	.35	.41	(.98)	.27	.27
Total from investment operations	(.07)	.91	1.01	(.37)	.90	1.00
Less distributions from:
Net investment income	(.29)	(.57)	(.64)	(.66)	(.74)	(.80)
Net realized gains	—	—	—	(.22)	—	(.29)
Total distributions	(.29)	(.57)	(.64)	(.88)	(.74)	(1.09)
Redemption fees collected	— [f]	— [f]	.01	.01	.01	.01
Net asset value, end of period	$11.24	$11.60	$11.26	$10.88	$12.12	$11.95

Total Return[i]	(0.62%)	8.38%	9.81%	(3.14%)	8.46%	8.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,409	$30,461	$26,941	$13,671	$14,674	$9,463
Ratios to average net assets:
Net investment income (loss)	5.07%	4.92%	5.52%	5.25%	5.14%	6.10%
Total expenses[c]	2.04%	2.05%	2.01%	2.01%	2.09%	2.17%
Net expenses[d,h,j]	2.03%	2.03%	1.98%	1.95%	2.01%	1.93%
Portfolio turnover rate	37%	62%	55%	72%	97%	101%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[e]
Per Share Data
Net asset value, beginning of period	$11.51	$11.17	$10.80	$11.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.64	.67	.27
Net gain (loss) on investments (realized and unrealized)	(.36)	.37	.42	(.73)
Total from investment operations	(.03)	1.01	1.09	(.46)
Less distributions from:
Net investment income	(.33)	(.67)	(.72)	(.27)
Total distributions	(.33)	(.67)	(.72)	(.27)
Redemption fees collected	— [f]	— [f]	— [f]	— [f]
Net asset value, end of period	$11.15	$11.51	$11.17	$10.80

Total Return[i]	(0.30%)	9.24%	10.74%	(4.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,172	$16,883	$3,178	$10
Ratios to average net assets:
Net investment income (loss)	5.77%	5.58%	6.20%	5.76%
Total expenses[c]	1.38%	1.29%	1.17%	3.36%
Net expenses[d,h,j]	1.32%	1.22%	1.17%	1.19%
Portfolio turnover rate	37%	62%	55%	72%

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$9.38	$9.11	$8.81	$9.87	$9.74	$9.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.56	.58	.58	.61	.70
Net gain (loss) on investments (realized and unrealized)	(.29)	.28	.34	(.79)	.23	.22
Total from investment operations	(.01)	.84	.92	(.21)	.84	.92
Less distributions from:
Net investment income	(.28)	(.57)	(.62)	(.64)	(.72)	(.80)
Net realized gains	—	—	—	(.22)	—	(.29)
Total distributions	(.28)	(.57)	(.62)	(.86)	(.72)	(1.09)
Redemption fees collected	— [f]	— [f]	— [f]	.01	.01	.01
Net asset value, end of period	$9.09	$9.38	$9.11	$8.81	$9.87	$9.74

Total Return[i]	(0.11%)	9.56%	10.95%	(2.21%)	9.50%	9.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,318	$194,280	$141,833	$75,167	$36,880	$18,755
Ratios to average net assets:
Net investment income (loss)	6.09%	6.00%	6.58%	6.21%	6.12%	7.12%
Total expenses[c]	1.03%	0.94%	0.95%	0.94%	1.01%	1.01%
Net expenses[d,h,j]	1.00%	0.93%	0.94%	0.94%	1.01%	0.93%
Portfolio turnover rate	37%	62%	55%	72%	97%	101%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Period Ended March 29, 2018[a]	Period Ended September 30, 2017[g]
Per Share Data
Net asset value, beginning of period	$11.49	$11.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.24
Net gain (loss) on investments (realized and unrealized)	(.36)	.04
Total from investment operations	(.01)	.28
Less distributions from:
Net investment income	(.35)	(.24)
Net realized gains	—	—
Total distributions	(.35)	(.24)
Redemption fees collected	— [f]	— [f]
Net asset value, end of period	$11.13	$11.49

Total Return[i]	(0.11%)	2.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201,129	$200,099
Ratios to average net assets:
Net investment income (loss)	6.16%	5.41%
Total expenses[c]	0.93%	0.82%
Net expenses[d,h,j]	0.93%	0.82%
Portfolio turnover rate	37%	62%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Redemption fees collected are less than $0.01 per share.
[g]	Since commencement of operations: May 15, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.00%	0.09%
C-Class	0.00%	0.06%
P-Class	0.02%	0.00%
Institutional Class	0.00%	0.00%

[i]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[j]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	1.11%	1.15%	1.16%	1.16%	1.16%
C-Class	1.87%	1.89%	1.91%	1.91%	1.91%
P-Class	1.16%	1.08%	1.09%	1.16%	N/A
Institutional Class	0.85%	0.79%	0.87%	0.91%	0.91%
R6-Class	0.77%	0.79%	N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

INVESTMENT GRADE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 15, 1985
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	January 29, 2013

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Bonds, 11/15/46	6.9%
U.S. Treasury Bonds, 11/15/44	2.9%
Republic of Portugal, 05/18/18	1.9%
Kingdom of Spain, 04/06/18	1.9%
Republic of Italy, 05/31/18	1.9%
Kingdom of Hungary, 4.00%	1.2%
CIM Trust, 3.69%	1.0%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust, 2.67%	1.0%
Golub Capital Partners CLO 36m Ltd., 3.39%	0.9%
Home Equity Loan Trust, 2.06%	0.9%
Top Ten Total	20.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	0.94%	4.13%	4.29%	4.17%
A-Class Shares with sales charge‡	(3.08%)	(0.03%)	3.28%	3.66%
C-Class Shares	0.57%	3.38%	3.52%	3.41%
C-Class Shares with CDSC§	(0.43%)	2.38%	3.52%	3.41%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.08%)	1.20%	1.82%	3.63%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		0.99%	4.17%	3.65%
Bloomberg Barclays U.S. Aggregate Bond Index		(1.08%)	1.20%	1.47%
	6 month†	1 Year	5 Year	Since Inception (01/29/13)
Institutional Class Shares	1.14%	4.48%	4.56%	4.61%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.08%)	1.20%	1.82%	1.88%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	44.5%
AA	10.8%
A	12.5%
BBB	16.2%
BB	0.8%
B	3.4%
CCC	3.1%
CC	0.1%
C	0.4%
NR2	5.6%
Other Instruments	2.6%
Total Investments	100.0%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns (based on subscriptions made prior to October 1, 2015), and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Shares	Value

COMMON STOCKS† - 0.0%

Financial - 0.0%
Rescap Liquidating Trust*	5,199	$26,515

Industrial - 0.0%
Constar International Holdings LLC*,†††,1	68	—

Total Common Stocks
(Cost $262,501)		26,515

PREFERRED STOCKS†† - 0.7%
Financial - 0.7%
Woodbourne Capital Trust III 3.61% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	736,442
Woodbourne Capital Trust IV 3.61% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	736,442
Woodbourne Capital Trust I 3.61% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	736,443
Woodbourne Capital Trust II 3.60% (1 Month USD LIBOR + 2.50%)*,†††,2,3,4	950,000	736,443
Total Financial		2,945,770

Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19	11,890	302,481
Constar International Holdings LLC*,†††,1	7	—
Total Industrial		302,481
Total Preferred Stocks
(Cost $4,115,604)		3,248,251

MUTUAL FUNDS† - 0.5%
Guggenheim Floating Rate Strategies Fund - Institutional Class[5]	93,757	2,438,623
Total Mutual Funds
(Cost $2,446,942)		2,438,623

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[6]	1,758,552	1,758,552
Total Money Market Fund
(Cost $1,758,552)		1,758,552

	Face Amount~

ASSET-BACKED SECURITIES†† - 33.9%
Collateralized Loan Obligations - 22.4%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.67% (1 Month USD LIBOR + 0.88%) due 09/15/34[2,7]	4,300,000	4,296,365
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,7]	4,100,000	4,098,590
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,7]	3,700,000	3,708,264
Venture XII CLO Ltd.
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,7]	2,100,000	2,100,947
2018-12A, 3.18% (3 Month USD LIBOR + 1.20%) due 02/28/26[2,7]	1,300,000	1,300,687
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[2,7]	3,000,000	3,017,990
TPG Real Estate Finance 2018-FL-1 Issuer Ltd.
2018-FL1, 2.54% (1 Month USD LIBOR + 0.75%) due 10/15/19[2,7]	3,000,000	2,998,973
PFP Ltd.
2017-3, 2.83% (1 Month USD LIBOR + 1.05%) due 01/14/35[2,7]	1,614,217	1,615,880
2015-2, 3.79% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,7]	1,000,000	999,808
Golub Capital Partners CLO Ltd.
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,7]	1,500,000	1,502,210
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,7]	1,000,000	1,003,874
WhiteHorse VI Ltd.
2016-1A, 3.68% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,7]	1,500,000	1,503,084
2016-1A, 4.53% (3 Month USD LIBOR + 2.75%) due 02/03/25[2,7]	1,000,000	1,002,720
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.41% (3 Month USD LIBOR + 1.70%) due 10/15/26[2,7]	1,500,000	1,501,458
2017-5A, 4.06% (3 Month USD LIBOR + 2.35%) due 10/15/26[2,7]	1,000,000	1,002,170
Shackleton CLO Ltd.
2016-7A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[2,7]	1,500,000	1,501,086
2017-5A, 3.44% (3 Month USD LIBOR + 1.65%) due 05/07/26[2,7]	1,000,000	1,001,805
Dryden XXVI Senior Loan Fund
2013-26A, 4.22% (3 Month USD LIBOR + 2.50%) due 07/15/25[2,7]	2,250,000	2,249,974
Venture XIX CLO Ltd.
2016-19A, 3.72% (3 Month USD LIBOR + 2.00%) due 01/15/27[2,7]	2,100,000	2,102,755
BSPRT 2017-FL2 Issuer Ltd.
2017-FL2, 2.60% (1 Month USD LIBOR + 0.82%) due 10/15/34[2,7]	2,100,000	2,099,038
KVK CLO Ltd.
2017-1A, 3.64% (3 Month USD LIBOR + 1.80%) due 05/15/26[2,7]	1,600,000	1,603,332
2013-1A, due 01/15/28[7,8]	1,000,000	481,867
TCP Waterman CLO Ltd.
2016-1A, 4.42% (3 Month USD LIBOR + 2.30%) due 12/15/28[2,7]	1,000,000	1,009,799

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~	Value

2016-1A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[2,7]	1,000,000	$1,006,344
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.60% (3 Month USD LIBOR + 1.85%) due 07/25/29[2,7]	2,000,000	2,009,735
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.25% (3 Month USD LIBOR + 2.53%) due 01/15/28[2,7]	2,000,000	2,008,115
KKR CLO 21 Ltd.
2018-21, % (3 Month USD LIBOR + 1.00%) due 04/15/31[2,7]	2,000,000	2,004,139
Madison Park Funding XVI Ltd.
2016-16A, 3.64% (3 Month USD LIBOR + 1.90%) due 04/20/26[2,7]	2,000,000	2,001,904
FS Senior Funding Ltd.
2015-1A, 3.52% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,7]	2,000,000	2,001,706
Flagship CLO VIII Ltd.
2017-8A, 3.42% (3 Month USD LIBOR + 1.70%) due 01/16/26[2,7]	2,000,000	2,001,443
Crown Point CLO III Ltd.
2017-3A, 3.17% (3 Month USD LIBOR + 1.45%) due 12/31/27[2,7]	2,000,000	2,001,154
OZLM Funding II Ltd.
2016-2A, 4.52% (3 Month USD LIBOR + 2.75%) due 10/30/27[2,7]	2,000,000	2,000,509
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, % (3 Month USD LIBOR + 1.30%) due 04/15/31[2,7]	2,000,000	2,000,000
TICP CLO II-2 Ltd.
2018-IIA, % (3 Month USD LIBOR + 0.84%) due 04/20/28[2,7]	2,000,000	2,000,000
Hunt CRE Ltd.
2017-FL1, 3.43% (1 Month USD LIBOR + 1.65%) due 08/15/34[2,7]	1,000,000	999,276
2017-FL1, 2.78% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,7]	1,000,000	999,190
NXT Capital CLO LLC
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 04/20/29[2,7]	1,800,000	1,803,846
Steele Creek CLO 2014-1 Ltd.
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[2,7]	1,500,000	1,500,000
OZLM IX Ltd.
2017-9A, 3.39% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,7]	1,400,000	1,401,239
VMC Finance 2018-FL1 LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[2,7]	1,200,000	1,198,959
Oaktree EIF II Series A2 Ltd.
2017-A2, 3.54% (3 Month USD LIBOR + 1.70%) due 11/15/25[2,7]	1,100,000	1,102,141
Garrison Funding Ltd.
2016-2A, 5.03% (3 Month USD LIBOR + 3.15%) due 09/29/27[2,7]	1,000,000	1,013,171
Cerberus Loan Funding XVI, LP
2016-2A, 4.07% (3 Month USD LIBOR + 2.35%) due 11/15/27[2,7]	1,000,000	1,009,525
KKR CLO 15 Ltd.
2016-15, 3.29% (3 Month USD LIBOR + 1.56%) due 10/18/28[2,7]	1,000,000	1,004,254
AMMC CLO 15 Ltd.
2016-15A, 3.41% (3 Month USD LIBOR + 1.35%) due 12/09/26[2,7]	1,000,000	1,003,789
AMMC CLO XV Ltd.
2016-15A, 3.96% (3 Month USD LIBOR + 1.90%) due 12/09/26[2,7]	1,000,000	1,003,736
Nelder Grove CLO Ltd.
2017-1A, 3.78% (3 Month USD LIBOR + 1.80%) due 08/28/26[2,7]	1,000,000	1,002,626
Northwoods Capital XIV Ltd.
2017-14A, 3.51% (3 Month USD LIBOR + 1.70%) due 11/12/25[2,7]	1,000,000	1,001,811
Atlas Senior Loan Fund IV Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 1.45%) due 02/17/26[2,7]	1,000,000	1,001,704
Mountain Hawk I CLO Ltd.
2013-1A, 3.92% (3 Month USD LIBOR + 2.18%) due 01/20/24[2,7]	1,000,000	1,001,450
Vibrant CLO II Ltd.
2017-2A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/24/24[2,7]	1,000,000	1,001,181
Vibrant CLO III Ltd.
2016-3A, 3.79% (3 Month USD LIBOR + 2.05%) due 04/20/26[2,7]	1,000,000	1,001,005
Flatiron CLO Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.65%) due 01/17/26[2,7]	1,000,000	1,000,852
Monroe Capital BSL CLO Ltd.
2017-1A, 3.65% (3 Month USD LIBOR + 1.75%) due 05/22/27[2,7]	1,000,000	1,000,833
Betony CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[2,7]	1,000,000	1,000,707
Eaton Vance CLO Ltd.
2017-1A, 3.32% (3 Month USD LIBOR + 1.60%) due 07/15/26[2,7]	1,000,000	1,000,701
NXT Capital CLO 2015-1 LLC
2018-1A, 3.34% (3 Month USD LIBOR + 1.60%) due 04/21/27[2,7]	1,000,000	1,000,181
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 3.09% (3 Month USD LIBOR + 1.35%) due 10/22/26[2,7]	1,000,000	1,000,100
Cerberus Loan Funding XXIII, LP
2018-2A, % (3 Month USD LIBOR + 1.00%) due 04/15/28[2,7]	1,000,000	1,000,000
Avery Point V CLO Ltd.
2017-5A, 2.71% (3 Month USD LIBOR + 0.98%) due 07/17/26[2,7]	1,000,000	999,985
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[7]	1,000,000	999,340

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~	Value

Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,8]	1,000,000	$911,109
ACIS CLO Ltd.
2013-1A, 4.68% (3 Month USD LIBOR + 2.95%) due 04/18/24[2,7]	500,000	500,706
Cent CLO
2014-16A, 4.02% (3 Month USD LIBOR + 2.25%) due 08/01/24[2,7]	500,000	500,473
Treman Park CLO Ltd.
2015-1A, due 04/20/27[7,8]	500,000	429,379
Babson CLO Ltd.
2014-IA, due 07/20/25[7,8]	650,000	299,822
2012-2A, due 05/15/23[7,8]	1,000,000	43,389
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[2,7]	250,000	250,331
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[2,7]	185,419	185,429
Copper River CLO Ltd.
2007-1A, due 01/20/21[4,8]	700,000	89,110
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[7,8]	250,000	8,436
Total Collateralized Loan Obligations		97,007,511

Transport-Aircraft - 4.1%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	2,561,860	2,587,189
2016-1A, 4.88% due 03/17/36[7]	1,163,788	1,191,913
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	2,062,973	2,040,087
2015-1A, 4.70% due 12/15/40[7]	950,041	951,281
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[7]	2,000,000	2,006,424
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	1,789,602	1,770,546
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[7]	848,708	857,844
2013-1, 6.35% due 10/15/38[7]	169,742	169,642
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	1,020,580	1,024,817
ECAF I Ltd.
2015-1A, 4.95% due 06/15/22[7]	924,112	938,477
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	931,800	928,847
Raspro Trust
2005-1A, 2.37% (3 Month USD LIBOR + 0.63%) due 03/23/24[2,7]	782,950	747,717
Rise Ltd.
2014-1A, 4.74% due 02/12/39	736,136	737,240
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[7]	724,392	723,861
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[7]	537,938	534,502
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	495,220	497,801
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	231,023	231,023
Total Transport-Aircraft		17,939,211

Whole Business - 2.0%
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[7]	995,000	1,005,686
2017-1A, 3.00% (3 Month USD LIBOR + 1.25%) due 07/25/47[2,7]	995,000	1,003,239
2017-1A, 3.08% due 07/25/47[7]	995,000	974,036
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[7]	1,925,625	2,006,578
2016-1A, 3.83% due 05/25/46[7]	493,750	496,500
Wendy’s Funding LLC
2015-1A, 4.50% due 06/15/45[7]	1,462,500	1,492,204
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[7]	1,094,500	1,093,274
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[7]	594,585	590,867
Total Whole Business		8,662,384

Collateralized Debt Obligations - 1.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[7]	3,750,000	3,736,708
2016-3A, 3.85% due 10/28/33[7]	1,000,000	1,004,474
Putnam Structured Product Funding Ltd.
2003-1A, 2.78% (1 Month USD LIBOR + 1.00%) due 10/15/38[2,7]	552,791	535,007
Highland Park CDO I Ltd.
2006-1A, 2.34% (3 Month USD LIBOR + 0.40%) due 11/25/51[2,4]	383,660	368,304
N-Star REL CDO VIII Ltd.
2006-8A, 2.02% (1 Month USD LIBOR + 0.36%) due 02/01/41[2,7]	266,229	264,749
Total Collateralized Debt Obligations		5,909,242

Net Lease - 1.3%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[7]	2,972,500	2,961,123
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[7]	2,827,041	2,743,785
Total Net Lease		5,704,908

Transport-Container - 1.3%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[7]	2,636,256	2,614,238
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[7]	991,667	1,000,144
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[7]	917,300	916,572
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[7]	915,000	902,496
Total Transport-Container		5,433,450

Automotive - 0.7%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[7]	1,000,000	992,244

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~	Value

2017-1A, 2.96% due 10/25/21[7]	1,000,000	$991,472
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[7]	1,000,000	976,803
Total Automotive		2,960,519

Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28	1,000,000	1,000,000
CIC Receivables Master Trust
4.89% due 10/07/21†††	213,093	220,357
Total Diversified Payment Rights		1,220,357

Single Family Residence - 0.2%
CoreVest American Finance 2017-1 Trust
2017-1, 3.36% due 10/15/49[7]	1,000,000	976,878

Infrastructure - 0.1%
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[7]	499,583	504,165

Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[7]	495,000	489,119
Total Asset-Backed Securities
(Cost $147,241,781)		146,807,744

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.2%
Government Agency - 12.1%
Fannie Mae[12]
3.03% due 02/01/30	3,600,000	3,498,755
3.11% due 04/01/30	1,993,913	1,958,737
3.09% due 10/01/29	2,000,000	1,946,683
3.13% due 01/01/30	1,500,000	1,472,840
3.01% due 12/01/27	1,500,000	1,469,286
3.00% due 12/01/29	1,500,000	1,452,871
2.86% due 09/01/29	1,450,000	1,386,858
3.12% due 10/01/32	1,200,000	1,158,858
3.67% due 03/01/30	1,000,000	1,032,727
3.56% due 04/01/30	1,000,000	1,026,756
3.53% due 04/01/33	1,000,000	1,019,091
3.48% due 04/01/30	1,000,000	1,018,824
3.49% due 04/01/30	1,000,000	1,018,745
3.42% due 04/01/30	1,000,000	1,012,031
3.31% due 01/01/33	1,000,000	996,954
3.23% due 01/01/30	997,348	993,871
3.18% due 01/01/30	1,000,000	986,031
3.19% due 02/01/30	1,000,000	986,029
3.12% due 01/01/30	997,150	984,134
3.05% due 01/01/30	1,000,000	973,153
2.96% due 11/01/29	900,000	865,413
3.08% due 10/01/32	850,000	825,330
2.90% due 11/01/29	850,000	812,092
3.14% due 09/01/32	650,000	628,427
2.99% due 09/01/29	650,000	626,570
3.17% due 01/01/30	550,000	541,859
2.82% due 10/01/29	550,000	524,367
3.05% due 10/01/29	500,000	485,082
3.22% due 01/01/30	450,000	445,457
Freddie Mac Multifamily Structured Pass Through Certificates[12]
2017-KGX1, 3.00% due 10/25/27	3,500,000	3,440,653
2017-KW03, 3.02% due 06/25/27	3,000,000	2,955,033
2018-K073, 3.45% due 01/25/28[2]	1,200,000	1,215,968
2018-K074, 3.60% due 02/25/28	1,000,000	1,023,306
2017-K066, 3.20% due 06/25/27	1,000,000	991,096
Freddie Mac Seasoned Credit Risk Transfer Trust Series[12]
2017-4, 2.25% due 06/25/57	1,914,237	1,847,239
2017-4, 3.50% due 06/25/57	1,742,666	1,738,038
2018-1, 2.00% due 05/25/57	1,700,000	1,627,216
2017-3, 2.25% due 07/25/56	957,779	925,312
Fannie Mae-Aces[12]
2017-M11, 2.98% due 08/25/29	2,500,000	2,417,198
Freddie Mac Seasoned Credit Risk Transfer[12]
2017-3, 3.00% due 07/25/56	2,275,335	2,198,377
Total Government Agency		52,527,267

Residential Mortgage Backed Securities - 11.7%
CIM Trust
3.69% due 08/25/57	4,300,000	4,311,082
2017-2, 3.66% (1 Month USD LIBOR + 2.00%) due 12/25/57[2,7]	834,017	843,087
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[2]	3,988,100	3,790,457
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	3,442,524	3,355,552
Towd Point Mortgage Trust
2017-5, 2.47% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,7]	1,068,445	1,072,284
2018-1, 3.00% (WAC) due 01/25/58[2,7]	982,493	977,123
2016-1, 2.75% (WAC) due 02/25/55[2,7]	858,386	851,617
GSAA Home Equity Trust
2005-6, 2.30% (1 Month USD LIBOR + 0.43%) due 06/25/35[2]	3,150,000	2,898,692
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	10,395,004	1,575,358
2006-1, 2.27% (1 Month USD LIBOR + 0.40%) due 03/25/46[2]	1,041,257	1,007,255
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[2]	2,609,264	2,534,149
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.20% (1 Year CMT Rate + 0.92%) due 06/25/46[2]	2,247,283	2,084,955
Countrywide Asset-Backed Certificates
2006-6, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	2,060,543	2,016,584
Bayview Opportunity Master Fund IVa Trust
2018-RN3, 3.67% due 03/28/33[7]	2,000,000	2,002,398
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC3, 2.03% (1 Month USD LIBOR + 0.16%) due 10/25/36[2]	1,159,298	1,033,246

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~	Value

2006-BC4, 2.04% (1 Month USD LIBOR + 0.17%) due 12/25/36[2]	990,121	$956,865
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[2,7]	1,627,275	1,614,660
New Residential Mortgage Loan Trust
2017-5A, 3.37% (1 Month USD LIBOR + 1.50%) due 06/25/57[2,7]	1,512,523	1,556,468
Structured Asset Investment Loan Trust
2005-11, 2.59% (1 Month USD LIBOR + 0.72%) due 01/25/36[2]	1,378,133	1,364,470
Banc of America Funding Trust
2015-R4, 1.79% (1 Month USD LIBOR + 0.17%) due 01/27/35[2,7]	704,815	669,430
2014-R7, 2.01% (1 Month USD LIBOR + 0.14%) due 09/26/36[2,7]	597,045	582,471
Nationstar Home Equity Loan Trust
2007-B, 2.09% (1 Month USD LIBOR + 0.22%) due 04/25/37[2]	1,167,018	1,155,672
CSMC Series
2015-12R, 2.06% (1 Month USD LIBOR + 0.50%) due 11/30/37[2,7]	1,086,385	1,081,674
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[2,7]	1,046,383	1,046,330
ACE Securities Corporation Home Equity Loan Trust Series
2006-HE4, 2.01% (1 Month USD LIBOR + 0.14%) due 10/25/36[2]	1,491,324	1,007,886
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 2.82% (1 Month USD LIBOR + 0.95%) due 06/25/35[2]	1,000,000	1,000,500
New Residential Mortgage Trust
2018-1A, 4.00% due 12/25/57[2,7]	970,494	992,214
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.01% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	944,543	912,024
Luminent Mortgage Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.20%) due 02/25/46[2]	1,115,646	901,569
RALI Series Trust
2006-QO2, 2.06% (1 Month USD LIBOR + 0.22%) due 02/25/46[2]	1,995,786	869,852
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 2.05% (1 Year CMT Rate + 0.77%) due 04/25/47[2]	763,178	703,499
CIT Mortgage Loan Trust
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,7]	683,259	686,606
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.93% (WAC) due 11/25/33[2]	628,011	602,078
American Home Mortgage Assets Trust
2007-1, 1.98% (1 Year CMT Rate + 0.70%) due 02/25/47[2]	914,939	590,103
GCAT
2017-1, 3.38% due 03/25/47[7]	474,390	471,226
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.12% (1 Year CMT Rate + 0.84%) due 11/25/46[2]	540,134	454,454
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[7]	369,579	369,579
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[2,7]	351,472	347,028
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[7]	299,584	298,903
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	168,172	177,735
Total Residential Mortgage Backed Securities		50,767,135

Commercial Mortgage Backed Securities - 4.5%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.65% (1 Month USD LIBOR + 0.75%) due 12/15/19[2,7]	2,000,000	2,001,251
2016-C32, 1.34% (WAC) due 01/15/59[2]	6,335,799	471,770
2016-NXS5, 1.55% (WAC) due 01/15/59[2]	4,907,687	383,331
2016-C37, 1.03% (WAC) due 12/15/49[2]	3,846,417	203,269
COMM Mortgage Trust
2015-CR26, 4.49% (WAC) due 10/10/48[2]	1,217,000	1,191,145
2015-CR26, 1.04% (WAC) due 10/10/48[2]	10,018,579	553,453
Hospitality Mortgage Trust
2017-HIT, 2.56% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,7]	1,400,000	1,402,629
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[7]	1,250,000	1,349,463
Morgan Stanley Capital I Trust
2016-UB11, 1.66% (WAC) due 08/15/49[2]	7,601,355	706,018
2017-H1, 1.46% (WAC) due 06/15/50[2]	4,973,797	453,856
SG Commercial Mortgage Securities Trust
2016-C5, 2.01% (WAC) due 10/10/48[2]	9,848,345	1,112,520
GS Mortgage Securities Corporation Trust
2017-STAY, 3.13% (1 Month USD LIBOR + 1.35%) due 07/15/32[2,7]	1,000,000	1,006,204
Bancorp Commercial Mortgage 2018-CRE3 Trust
2018-CR3, 3.03% (1 Month USD LIBOR + 1.25%) due 01/15/33[2,7]	1,000,000	1,001,664
JP Morgan Chase Commercial Mortgage Securities Trust
2014-CBM, 3.73% (1 Month USD LIBOR + 1.95%) due 10/15/29[2,7]	1,000,000	999,998
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[2,7]	1,000,000	998,373
UBS Commercial Mortgage Trust
2017-C2, 1.16% (WAC) due 08/15/50[2]	11,948,381	929,861
GE Business Loan Trust
2007-1A, 1.95% (1 Month USD LIBOR + 0.17%) due 04/16/35[2,7]	920,160	895,200
Citigroup Commercial Mortgage Trust
2016-GC37, 1.80% (WAC) due 04/10/49[2]	3,804,183	411,955
2016-C2, 1.79% (WAC) due 08/10/26[2]	2,475,603	279,601

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~		Value

2016-P5, 1.55% (WAC) due 10/10/49[2]	1,976,647		$180,338
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.70% (WAC) due 06/15/49[2]	8,858,237		775,741
LSTAR Commercial Mortgage Trust
2014-2, 5.15% (WAC) due 01/20/41[2,7]	500,000		500,171
BANK
2017-BNK4, 1.45% (WAC) due 05/15/50[2]	4,963,947		462,352
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.11% (WAC) due 03/15/50[2]	6,945,594		460,355
CFCRE Commercial Mortgage Trust
2016-C3, 1.07% (WAC) due 01/10/48[2]	5,889,661		377,326
CD Mortgage Trust
2016-CD1, 1.43% (WAC) due 08/10/49[2]	2,570,273		225,554
Total Commercial Mortgage Backed Securities			19,333,398

Military Housing - 1.9%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55[2,7]	4,000,886		4,360,600
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[7]	1,500,303		1,588,924
2003-PRES, 6.24% due 10/10/41[7]	1,375,772		1,498,534
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[4]	476,815		488,520
2007-AETC, 5.75% due 02/10/52[4]	332,222		327,063
Total Military Housing			8,263,641
Total Collateralized Mortgage Obligations
(Cost $132,205,010)			130,891,441

U.S. GOVERNMENT SECURITIES†† - 9.8%
U.S. Treasury Bonds
due 11/15/46[10]	70,917,000		30,066,758
due 11/15/44[10]	27,374,600		12,369,613
Total U.S. Treasury Bonds			42,436,371
Total U.S. Government Securities
(Cost $42,727,559)			42,436,371

FOREIGN GOVERNMENT DEBT†† - 8.9%
Republic of Portugal
due 05/18/18[10]	EUR	6,750,000	8,310,025
Kingdom of Spain
due 04/06/18[10]	EUR	6,710,000	8,256,999
Republic of Italy
due 05/31/18[10]	EUR	6,630,000	8,163,760
Kingdom of Hungary
4.00% due 04/25/18	HUF	1,300,000,000	5,131,859
Czech Republic
due 04/13/18[10]	CZK	37,000,000	1,792,210
due 04/20/18[10]	CZK	22,000,000	1,065,582
due 04/06/18[10]	CZK	11,000,000	532,847
Total Czech Republic			3,390,639
Denmark Treasury Bill
due 06/01/18[10]	DKK	18,900,000	3,122,865
Republic of Hungary
2.50% due 06/22/18	HUF	625,000,000	2,474,870
Total Foreign Government Debt
(Cost $39,019,201)			38,851,017

CORPORATE BONDS†† - 7.9%
Financial - 5.8%
Station Place Securitization Trust
2.50% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,7]	3,300,000		3,300,000
2.35% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,7]	1,300,000		1,300,000
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[2,7]	3,000,000		3,000,000
2.85% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,7]	1,500,000		1,500,000
Macquarie Group Ltd.
3.64% (3 Month USD LIBOR + 1.35%) due 03/27/24[2,7]	2,100,000		2,121,535
Bank of America Corp.
6.30%[3,11]	1,925,000		2,064,562
Citigroup, Inc.
5.95%[3,11]	775,000		796,700
5.90%[3,11]	500,000		515,625
6.25%[3,11]	450,000		475,313
American Equity Investment Life Holding Co.
5.00% due 06/15/27	1,268,000		1,285,133
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	1,260,290		1,275,569
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	1,150,000		1,151,286
Senior Housing Properties Trust
4.75% due 02/15/28	1,175,000		1,151,223
Central Storage Safety Project Trust
4.82% due 02/01/38[4]	1,000,000		1,037,460
Aurora Military Housing LLC
6.89% due 01/15/47†††,4	750,000		895,191
MetLife, Inc.
10.75% due 08/01/39	500,000		785,000
Enstar Group Ltd.
4.50% due 03/10/22	535,000		537,411
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	415,000		437,577
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000		424,276
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[7]	376,361		371,803
Hospitality Properties Trust
5.25% due 02/15/26	347,000		361,220

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~	Value

ACC Group Housing LLC
6.35% due 07/15/54[7]	300,000	$360,527
Total Financial		25,147,411

Consumer, Non-cyclical - 0.9%
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[2]	1,250,000	1,254,688
4.30% due 03/25/28	700,000	702,982
Offutt AFB America First Community LLC
5.46% due 09/01/50[4]	1,900,081	1,920,251
Total Consumer, Non-cyclical		3,877,921

Basic Materials - 0.6%
Yamana Gold, Inc.
4.95% due 07/15/24	1,485,000	1,527,694
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[7,11]	800,000	898,000
Total Basic Materials		2,425,694

Consumer, Cyclical - 0.3%
Northern Group Housing LLC
6.80% due 08/15/53[7]	600,000	745,206
HP Communities LLC
5.78% due 03/15/46[4]	500,000	536,773
WMG Acquisition Corp.
6.75% due 04/15/22[7]	150,000	155,062
Total Consumer, Cyclical		1,437,041

ENERGY - 0.2%
Hess Corp.
5.60% due 02/15/41	500,000	510,720
7.30% due 08/15/31	300,000	359,780
Total Energy		870,500

Communications - 0.1%
SFR Group S.A.
7.38% due 05/01/26[7]	350,000	333,375
Total Corporate Bonds
(Cost $33,655,360)		34,091,942

FEDERAL AGENCY BONDS†† - 3.4%
Freddie Mac Principal Strips[12]
due 03/15/31[10]	3,550,000	2,301,545
due 09/15/29[10]	2,600,000	1,788,438
due 07/15/32[10]	2,700,000	1,673,880
Total Freddie Mac Principal Strips		5,763,863
Fannie Mae Principal Strips[12]
due 05/15/30[10]	3,150,000	2,115,029
due 05/15/29[10]	1,750,000	1,219,603
due 01/15/30[10]	1,100,000	746,718
Total Fannie Mae Principal Strips		4,081,350
Freddie Mac[12]
due 12/14/29[10]	2,900,000	1,976,887
due 01/02/34[10]	850,000	500,283
Total Freddie Mac		2,477,170
Tennessee Valley Authority
4.25% due 09/15/65	1,300,000	1,506,099
5.38% due 04/01/56	600,000	833,458
Total Tennessee Valley Authority		2,339,557
Total Federal Agency Bonds
(Cost $15,109,275)		14,661,940

SENIOR FLOATING RATE INTERESTS††,2 - 2.2%
Technology - 0.7%
Misys Ltd.
5.48% (2 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/13/24	1,243,750	1,242,046
Epicor Software
5.13% (1 Month USD LIBOR + 3.25%) due 06/01/22	563,188	565,390
SS&C Technologies, Inc.
7.25% (3 Month USD LIBOR + 2.50%) due 02/27/25	331,679	333,165
7.25% (3 Month USD LIBOR + 2.50%) due 02/28/25	118,321	118,851
Internet Brands, Inc.
5.53% (1 Month USD LIBOR + 3.75%) due 09/13/24	376,889	376,821
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23	249,217	250,775
Total Technology		2,887,048

Consumer, Non-cyclical - 0.5%
Packaging Coordinators Midco, Inc.
5.78% (6 Month USD LIBOR + 4.00%) due 06/30/23	689,500	691,658
DJO Finance LLC
5.03% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 06/08/20	491,184	493,232
Diamond (BC) B.V.
4.99% (3 Month USD LIBOR + 3.00%) due 09/06/24	400,000	399,168
Lineage Logistics LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/16/25	400,000	398,832
Davis Vision
due 12/02/24[13]	200,000	199,000
NES Global Talent
7.27% (1 Month USD LIBOR + 5.50%) due 10/03/19	105,049	103,473
Total Consumer, Non-cyclical		2,285,363

Consumer, Cyclical - 0.5%
Petco Animal Supplies, Inc.
4.77% (3 Month USD LIBOR + 3.00%) due 01/26/23	1,178,947	861,292

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

	Face Amount~	Value

Mavis Tire Express Services Corp.
5.07% (1 Month USD LIBOR + 3.25%) due 02/28/25	689,602	$689,602
Crown Finance US, Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/28/25	400,000	399,320
Total Consumer, Cyclical		1,950,214

Communications - 0.4%
Cengage Learning Acquisitions, Inc.
6.04% (2 Month USD LIBOR + 4.25%) due 06/07/23	1,563,830	1,420,239
ProQuest LLC
5.63% (3 Month USD LIBOR + 3.75%) due 10/24/21	487,276	493,518
Total Communications		1,913,757

Industrial - 0.1%
Titan Acquisition Ltd. (Husky)
3.00% (3 Month USD LIBOR + 3.00%) due 03/15/25	250,000	249,618

Financial - 0.0%
American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20	93,169	93,091
Total Senior Floating Rate Interests
(Cost $9,778,804)		9,379,091

MUNICIPAL BONDS†† - 0.8%
California - 0.5%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/41[10]	1,540,000	619,203
due 08/01/46[10]	750,000	243,773
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[10]	1,410,000	596,641
Cypress School District General Obligation Unlimited
due 08/01/48[10]	1,000,000	254,950
Total California		1,714,567

Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	547,895
5.10% due 06/01/33	500,000	525,830
Total Illinois		1,073,725

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	500,000	531,525
Total Municipal Bonds
(Cost $3,260,544)		3,319,817

COMMERCIAL PAPER†† - 2.1%
Hewlett-Packard Co.
2.39% due 04/06/18[14]	5,000,000	4,998,340
Marsh & McLennan Companies, Inc.
2.25% due 04/19/18[14]	4,000,000	3,995,500
Total Commercial Paper
(Cost $8,993,840)		8,993,840

REPURCHASE AGREEMENT††,15 - 0.8%
BNP Paribas issued 03/06/18 at 1.90% due 04/03/18	3,400,000	3,400,000
Total Repurchase Agreement
(Cost $3,400,000)		3,400,000

	Contracts

OTC OPTIONS PURCHASED†† - 0.1%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $12,547,972)	2,599	313,180
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $15,052,959)	57	140,505
Total Call options		453,685
Total OTC Options Purchased
(Cost $723,428)		453,685

Total Investments - 101.7%
(Cost $444,698,401)		$440,758,829
Other Assets & Liabilities, net - (1.7)%		(7,263,993)
Total Net Assets - 100.0%		$433,494,836

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/11/27	$(46,300,000)	$2,149,155	$1,097,888	$1,051,267
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Quarterly	08/16/20	(39,400,000)	831,070	394,926	436,144
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	08/11/22	(20,300,000)	667,983	356,335	311,648
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Quarterly	08/22/24	(5,200,000)	228,186	89,794	138,392
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	09/07/24	(2,900,000)	143,947	292	143,655
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	(1,900,000)	109,991	329	109,662
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.15%	Quarterly	08/21/27	(1,500,000)	80,268	293	79,975
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/17/27	(1,300,000)	60,594	192	60,402
									$1,940,049	$2,331,145

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	1,352,000,000	HUF	04/25/18	$5,466,982	$5,335,660	$131,322
Goldman Sachs	6,440,000	EUR	05/18/18	8,042,034	7,952,031	90,003
Goldman Sachs	12,880,000	BRL	04/02/18	3,961,899	3,902,084	59,815
Goldman Sachs	640,625,000	HUF	06/22/18	2,584,379	2,539,336	45,043
Deutsche Bank	6,710,000	EUR	04/06/18	8,295,271	8,258,412	36,859
JPMorgan Chase & Co.	22,000,000	CZK	04/20/18	1,085,803	1,067,748	18,055
Goldman Sachs	6,630,000	EUR	05/31/18	8,208,404	8,194,490	13,914
Citigroup	18,719,755	DKK	04/04/18	3,102,379	3,090,026	12,353
Citigroup	310,000	EUR	05/18/18	380,788	382,784	(1,996)
JPMorgan Chase & Co.	11,000,000	CZK	04/06/18	530,824	533,031	(2,207)
Goldman Sachs	37,000,000	CZK	04/13/18	1,786,922	1,794,340	(7,418)
JPMorgan Chase & Co.	37,600,000	DKK	06/01/18	6,207,796	6,233,801	(26,005)
						$369,738

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	9,016,000	BRL	04/02/18	$2,729,094	$2,731,459	$2,365
Citigroup	3,864,000	BRL	04/02/18	1,172,437	1,170,625	(1,812)
Citigroup	18,700,000	DKK	06/01/18	3,112,050	3,100,321	(11,729)
						$(11,176)

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.01% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $10,806,088 (cost $11,742,045), or 2.5% of total net assets — See Note 10.
[5]	Affiliated issuer.
[6]	Rate indicated is the 7 day yield as of March 29, 2018.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $186,188,249 (cost $186,167,380), or 43.0% of total net assets.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is an interest-only strip. Rate indicated is effective yield at March 29, 2018.
[10]	Zero coupon rate security.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[13]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Repurchase Agreement — See additional disclosure on page 51 for more information on repurchase agreement.
BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
HUF — Hungarian Forint
LIBOR — London Interbank Offered Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
INVESTMENT GRADE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Asset Backed Securities	$—	$146,587,387	$—	$220,357		$146,807,744
Collateralized Mortgage Obligations	—	130,891,441	—	—		130,891,441
Commercial Paper	—	8,993,840	—	—		8,993,840
Common Stocks	26,515	—	—	—	**	26,515
Corporate Bonds	—	32,759,174	—	1,332,768		34,091,942
Forward Foreign Currency Exchange Contracts	—	—	409,729	—		409,729
Federal Agency Bonds	—	14,661,940	—	—		14,661,940
Foreign Government Debt	—	38,851,017	—	—		38,851,017
Interest Rate Swap Agreements	—	—	2,331,145	—		2,331,145
Money Market Fund	1,758,552	—	—	—		1,758,552
Municipal Bonds	—	3,319,817	—	—		3,319,817
Mutual Funds	2,438,623	—	—	—		2,438,623
Options Purchased	—	453,685	—	—		453,685
Preferred Stocks	—	302,481	—	2,945,770	**	3,248,251
Repurchase Agreement	—	3,400,000	—	—		3,400,000
Senior Floating Rate Interests	—	9,379,091	—	—		9,379,091
U.S. Government Securities	—	42,436,371	—	—		42,436,371
Total Assets	$4,223,690	$432,036,244	$2,740,874	$4,498,895		$443,499,703

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$51,167	$—		$51,167
Unfunded Loan Commitments (Note 9)	—	—	—	—	**	—
Total Liabilities	$—	$—	$51,167	$—		$51,167

*	Other financial instruments include forward foreign currency exchange contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 29, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$220,357	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Corporate Bonds	1,332,768	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Preferred Stocks	2,945,770	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Total Assets	$4,498,895

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, the Fund has securities with a total value of $1,588,924 transfer out of Level 3 into Level 2 due to availability of vendor prices. There were no other securities that transferred between levels.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
INVESTMENT GRADE BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

	Assets
	Collateralized Mortgage Obligations	Asset-Backed Securities	Common Stocks	Preferred Stocks	Corporate Bonds	Total Assets
Beginning Balance	$3,510,034	$245,278	$—	$2,865,891	$1,371,562	$7,992,765
Purchases/Receipts	—	—	—	—	—	—
Sales, maturities and paydowns/Fundings	(1,887,400)	(25,589)	—	—	—	(1,912,989)
Total realized gains or losses included in earnings	22,628	—	—	—	—	22,628
Total change in unrealized gains or losses included in earnings	(56,338)	668	—	79,879	(38,794)	(14,585)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(1,588,924)	—	—	—	—	(1,588,924)
Ending Balance	$—	$220,357	$—	$2,945,770	$1,332,768	$4,498,895
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 29, 2018	$—	$668	$—	$79,879	$(38,794)	$41,753

Repurchase Agreement

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			HSI Asset Securitization Corporation Trust
1.90%			2.06%
04/03/18	$3,400,000	$3,404,845	01/25/37	$5,500,000	$4,485,250

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$—	$4,451,550	$(2,000,000)	$(4,608)	$(8,319)	$2,438,623	93,757	$51,291

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

INVESTMENT GRADE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $438,851,459)	$434,920,206
Investments in affiliated issuers, at value (cost $2,446,942)	2,438,623
Repurchase agreements, at value (cost $3,400,000)	3,400,000
Segregated cash with broker	2,058,000
Unamortized upfront premiums paid on interest rate swap agreements	1,940,049
Unrealized appreciation on forward foreign currency exchange contracts	409,729
Prepaid expenses	84,880
Receivables:
Securities sold	5,337,687
Interest	1,508,460
Fund shares sold	1,421,286
Dividends	6,719
Total assets	453,525,639

Liabilities:
Overdraft due to custodian bank	89,382
Segregated cash due to broker	2,623,717
Unrealized depreciation on forward foreign currency exchange contracts	51,167
Unfunded loan commitments, at value (Note 9) (proceeds $0)	—
Payable for:
Securities purchased	16,684,381
Fund shares redeemed	176,534
Variation margin on interest rate swap agreements	78,153
Management fees	74,618
Distribution and service fees	65,329
Swap settlement	46,374
Fund accounting/administration fees	28,683
Transfer agent/maintenance fees	11,384
Trustees’ fees*	34
Miscellaneous	101,047
Total liabilities	20,030,803
Net assets	$433,494,836

Net assets consist of:
Paid in capital	$437,252,898
Undistributed net investment income	494,379
Accumulated net realized loss on investments	(2,998,606)
Net unrealized depreciation on investments	(1,253,835)
Net assets	$433,494,836

A-Class:
Net assets	$178,581,380
Capital shares outstanding	9,662,455
Net asset value per share	$18.48
Maximum offering price per share (Net asset value divided by 96.00%)	$19.25

C-Class:
Net assets	$25,079,456
Capital shares outstanding	1,362,657
Net asset value per share	$18.40

P-Class:
Net assets	$32,566,290
Capital shares outstanding	1,760,592
Net asset value per share	$18.50

Institutional Class:
Net assets	$197,267,710
Capital shares outstanding	10,688,334
Net asset value per share	$18.46

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$93,945
Dividends from securities of affiliated issuers	51,291
Interest	6,703,161
Total investment income	6,848,397

Expenses:
Management fees	810,577
Distribution and service fees:
A-Class	217,149
C-Class	130,473
P-Class	29,746
Recoupment of previously waived fees:
A-Class	5,107
C-Class	699
P-Class	1,494
Institutional Class	8,164
Transfer agent/maintenance fees:
A-Class	89,642
C-Class	23,879
P-Class	14,735
Institutional Class	30,435
Fund accounting/administration fees	155,031
Custodian fees	13,294
Trustees’ fees*	6,937
Line of credit fees	5,947
Miscellaneous	145,411
Total expenses	1,688,720
Less:
Expenses reimbursed by Adviser:
A-Class	(52,825)
C-Class	(18,509)
P-Class	(10,388)
Institutional Class	(25,066)
Expenses waived by Adviser	(80,370)
Total waived/reimbursed expenses	(187,158)
Net expenses	1,501,562
Net investment income	5,346,835

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$845,183
Investments in affiliated issuers	(4,608)
Swap agreements	943,214
Foreign currency transactions	(25,627)
Forward foreign currency exchange contracts	(194,509)
Options purchased	(550,095)
Options written	164,376
Net realized gain	1,177,934
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,112,877)
Investments in affiliated issuers	(8,319)
Swap agreements	1,978,009
Options purchased	244,632
Options written	(156,385)
Foreign currency translations	(3,970)
Forward foreign currency exchange contracts	342,543
Net change in unrealized appreciation (depreciation)	(2,716,367)
Net realized and unrealized loss	(1,538,433)
Net increase in net assets resulting from operations	$3,808,402

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

INVESTMENT GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,346,835	$10,160,909
Net realized gain on investments	1,177,934	1,038,292
Net change in unrealized appreciation (depreciation) on investments	(2,716,367)	(191,264)
Net increase in net assets resulting from operations	3,808,402	11,007,937

Distributions to shareholders from:
Net investment income
A-Class	(2,284,267)	(5,543,696)
C-Class	(248,998)	(809,552)
P-Class	(303,458)	(165,374)
Institutional Class	(2,362,914)	(4,160,219)
Total distributions to shareholders	(5,199,637)	(10,678,841)

Capital share transactions:
Proceeds from sale of shares
A-Class	26,662,593	68,572,987
C-Class	2,470,052	5,322,726
P-Class	19,526,576	18,599,465
Institutional Class	67,903,455	85,698,634
Distributions reinvested
A-Class	2,077,301	5,078,949
C-Class	220,355	705,067
P-Class	303,458	165,374
Institutional Class	2,333,517	4,051,788
Cost of shares redeemed
A-Class	(20,145,594)	(61,989,844)
C-Class	(5,597,623)	(13,889,018)
P-Class	(4,470,489)	(4,553,931)
Institutional Class	(14,421,760)	(31,294,035)
Net increase from capital share transactions	76,861,841	76,468,162
Net increase in net assets	75,470,606	76,797,258

Net assets:
Beginning of period	358,024,230	281,226,972
End of period	$433,494,836	$358,024,230
Undistributed net investment income at end of period	$494,379	$347,181

Capital share activity:
Shares sold
A-Class	1,438,612	3,734,365
C-Class	133,826	291,471
P-Class	1,053,488	1,004,493
Institutional Class	3,675,884	4,668,101
Shares issued from reinvestment of distributions
A-Class	112,040	276,636
C-Class	11,931	38,586
P-Class	16,433	8,989
Institutional Class	126,046	220,822
Shares redeemed
A-Class	(1,086,848)	(3,377,947)
C-Class	(303,469)	(760,143)
P-Class	(241,412)	(247,641)
Institutional Class	(780,516)	(1,710,778)
Net increase in shares	4,156,015	4,146,954

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$18.55	$18.55	$18.10	$18.50	$17.81	$17.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.59	.64	.69	.65	.61
Net gain (loss) on investments (realized and unrealized)	(.08)	.02	.50	(.30)	.83	(.04)
Total from investment operations	.17	.61	1.14	.39	1.48	.57
Less distributions from:
Net investment income	(.24)	(.61)	(.69)	(.79)	(.79)	(.68)
Total distributions	(.24)	(.61)	(.69)	(.79)	(.79)	(.68)
Net asset value, end of period	$18.48	$18.55	$18.55	$18.10	$18.50	$17.81

Total Return[h]	0.94%	3.39%	6.50%	2.12%	8.47%	3.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$178,581	$170,624	$158,932	$115,019	$99,565	$83,642
Ratios to average net assets:
Net investment income (loss)	2.71%	3.19%	3.55%	3.72%	3.55%	3.40%
Total expenses[c]	0.95%	1.07%	1.08%	1.17%	1.19%	1.21%
Net expenses[d,e,i]	0.85%	1.02%	1.03%	1.07%	1.05%	1.04%
Portfolio turnover rate	34%	81%	100%	57%	61%	119%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$18.47	$18.48	$18.02	$18.42	$17.73	$17.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.45	.51	.55	.51	.48
Net gain (loss) on investments (realized and unrealized)	(.07)	.02	.51	(.30)	.83	(.05)
Total from investment operations	.11	.47	1.02	.25	1.34	.43
Less distributions from:
Net investment income	(.18)	(.48)	(.56)	(.65)	(.65)	(.52)
Total distributions	(.18)	(.48)	(.56)	(.65)	(.65)	(.52)
Net asset value, end of period	$18.40	$18.47	$18.48	$18.02	$18.42	$17.73

Total Return[h]	0.57%	2.59%	5.78%	1.36%	7.69%	2.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,079	$28,083	$36,040	$24,111	$20,673	$17,876
Ratios to average net assets:
Net investment income (loss)	1.99%	2.47%	2.81%	3.00%	2.80%	2.65%
Total expenses[c]	1.78%	1.85%	1.90%	1.99%	1.99%	2.03%
Net expenses[d,e,i]	1.60%	1.77%	1.77%	1.82%	1.80%	1.79%
Portfolio turnover rate	34%	81%	100%	57%	61%	119%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$18.56	$18.57	$18.12	$18.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.56	.59	.25
Net gain (loss) on investments (realized and unrealized)	(.06)	.05	.55	(.26)
Total from investment operations	.18	.61	1.14	(.01)
Less distributions from:
Net investment income	(.24)	(.62)	(.69)	(.32)
Total distributions	(.24)	(.62)	(.69)	(.32)
Net asset value, end of period	$18.50	$18.56	$18.57	$18.12

Total Return[h]	0.99%	3.33%	6.51%	(0.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,566	$17,303	$3,087	$10
Ratios to average net assets:
Net investment income (loss)	2.62%	3.06%	3.25%	3.25%
Total expenses[c]	0.97%	1.13%	0.98%	3.29%
Net expenses[d,e,i]	0.83%	1.01%	0.98%	1.09%
Portfolio turnover rate	34%	81%	100%	57%

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[g]
Per Share Data
Net asset value, beginning of period	$18.52	$18.53	$18.07	$18.47	$17.80	$18.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.64	.62	.74	.68	.46
Net gain (loss) on investments (realized and unrealized)	(.06)	.02	.58	(.31)	.83	(.21)
Total from investment operations	.21	.66	1.20	.43	1.51	.25
Less distributions from:
Net investment income	(.27)	(.67)	(.74)	(.83)	(.84)	(.45)
Total distributions	(.27)	(.67)	(.74)	(.83)	(.84)	(.45)
Net asset value, end of period	$18.46	$18.52	$18.53	$18.07	$18.47	$17.80

Total Return[h]	1.14%	3.67%	6.83%	2.37%	8.64%	1.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$197,268	$142,014	$83,168	$6,910	$5,909	$174
Ratios to average net assets:
Net investment income (loss)	2.96%	3.51%	3.41%	4.01%	3.72%	3.85%
Total expenses[c]	0.63%	0.74%	0.76%	0.94%	0.88%	1.17%
Net expenses[d,e,i]	0.56%	0.70%	0.76%	0.82%	0.78%	0.82%
Portfolio turnover rate	34%	81%	100%	57%	61%	119%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.00%	0.05%
C-Class	0.00%	0.03%
P-Class	0.00%	0.01%
Institutional Class	0.00%	0.02%

[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: January 29, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14	09/30/13
A-Class	0.84%	1.00%	1.00%	1.00%	1.00%	1.02%
C-Class	1.60%	1.75%	1.74%	1.75%	1.75%	1.77%
P-Class	0.83%	0.99%	0.97%	1.00%	N/A	N/A
Institutional Class	0.56%	0.68%	0.75%	0.75%	0.75%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

LIMITED DURATION FUND

OBJECTIVE: Seeks to provide a high level of income consistent with preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Dates:
A-Class	December 16, 2013
C-Class	December 16, 2013
P-Class	May 1, 2015
Institutional Class	December 16, 2013

Ten Largest Holdings (% of Total Net Assets)
Republic of Portugal, 05/18/18	2.0%
Denmark Treasury Bill, 06/01/18	2.0%
Government of Japan, 06/04/18	2.0%
Government of United Kingdom, 04/09/18	1.9%
Republic of Italy, 05/31/18	1.9%
Republic of France, 04/05/18	1.6%
CIM Trust, 3.69%	1.5%
Kingdom of Spain, 04/06/18	1.2%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust, 2.67%	1.2%
Guggenheim Floating Rate Strategies Fund - Institutional Class	1.1%
Top Ten Total	16.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	Since Inception (12/16/13)
A-Class Shares	0.72%	2.17%	2.50%
A-Class Shares with sales charge‡	(1.54%)	(0.13%)	1.95%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index	(0.40%)	0.24%	0.79%
	6 month†	1 Year	Since Inception (12/16/13)
C-Class Shares	0.38%	1.45%	1.74%
C-Class Shares with CDSC§	(0.61%)	0.45%	1.74%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index	(0.40%)	0.24%	0.79%
	6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares	0.72%	2.17%	2.44%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index	(0.40%)	0.24%	0.69%
	6 month†	1 Year	Since Inception (12/16/13)
Institutional Class Shares	0.88%	2.47%	2.78%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index	(0.40%)	0.24%	0.79%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	32.0%
AA	11.0%
A	17.2%
BBB	20.3%
BB	1.2%
B	3.4%
CCC	1.8%
CC	0.1%
NR2	6.6%
Other Instruments	6.4%
Total Investments	100.0%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 2.25%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
LIMITED DURATION FUND

	Shares	Value

MUTUAL FUNDS† - 2.4%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	1,287,342	$33,483,765
Guggenheim Strategy Fund II1	580,509	14,518,541
Guggenheim Strategy Fund III[1]	479,688	12,006,597
Guggenheim Strategy Fund I1	468,203	11,728,479
Total Mutual Funds
(Cost $71,684,102)		71,737,382

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management -Institutional Shares 1.46%[2]	55,419,001	55,419,001
Total Money Market Fund
(Cost $55,419,001)		55,419,001

	Face Amount~

ASSET-BACKED SECURITIES†† - 34.9%
Collateralized Loan Obligations - 27.0%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.67% (1 Month USD LIBOR + 0.88%) due 09/15/34[3,4]	34,400,000	34,370,922
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[3,4]	29,300,000	29,289,924
TICP CLO II-2 Ltd.
2018-IIA, 3.07% (3 Month USD LIBOR + 0.84%) due 04/20/28[3,4]	28,950,000	28,950,000
Venture XII CLO Ltd.
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[3,4]	23,000,000	23,010,373
2018-12A, 3.18% (3 Month USD LIBOR + 1.20%) due 02/28/26[3,4]	5,100,000	5,102,694
West CLO 2014-1 Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[3,4]	24,000,000	23,994,996
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[3,4]	23,800,000	23,853,155
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.66% (3 Month USD LIBOR + 0.92%) due 10/20/27[3,4]	23,000,000	23,006,527
Telos CLO Ltd.
2017-6A, 3.00% (3 Month USD LIBOR + 1.27%) due 01/17/27[3,4]	19,900,000	19,898,527
CIFC Funding Ltd.
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[3,4]	14,500,000	14,533,715
2017-4A, 3.11% (3 Month USD LIBOR + 1.38%) due 10/17/26[3,4]	5,000,000	5,001,633
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	17,000,000	17,101,942
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.99% (3 Month USD LIBOR + 1.15%) due 11/15/25[3,4]	14,600,000	14,615,149
Hunt CRE Ltd.
2017-FL1, 2.78% (1 Month USD LIBOR + 1.00%) due 08/15/34[3,4]	14,600,000	14,588,168
Venture XVI CLO Ltd.
2018-16A, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[3,4]	14,550,000	14,544,368
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[3,4]	9,000,000	9,034,862
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[3,4]	5,000,000	5,007,366
TPG Real Estate Finance 2018-FL-1 Issuer Ltd.
2018-FL1, 2.54% (1 Month USD LIBOR + 0.75%) due 10/15/19[3,4]	14,000,000	13,995,208
BSPRT 2017-FL2 Issuer Ltd.
2017-FL2, 2.60% (1 Month USD LIBOR + 0.82%) due 10/15/34[3,4]	13,500,000	13,493,814
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, % (3 Month USD LIBOR + 1.30%) due 04/15/31[3,4]	13,450,000	13,450,000
TICP CLO Ltd.
2017-3A, 2.92% (3 Month USD LIBOR + 1.18%) due 01/20/27[3,4]	13,350,000	13,358,445
Vibrant CLO III Ltd.
2016-3A, 3.22% (3 Month USD LIBOR + 1.48%) due 04/20/26[3,4]	8,800,000	8,809,771
2016-3A, 3.79% (3 Month USD LIBOR + 2.05%) due 04/20/26[3,4]	4,000,000	4,004,021
Vibrant CLO II Ltd.
2017-2A, 2.64% (3 Month USD LIBOR + 0.90%) due 07/24/24[3,4]	7,247,490	7,250,237
2017-2A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/24/24[3,4]	4,850,000	4,855,726
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[3,4]	12,000,000	11,992,715
KVK CLO Ltd.
2017-1A, 3.64% (3 Month USD LIBOR + 1.80%) due 05/15/26[3,4]	5,600,000	5,611,662
2017-2A, 2.90% (3 Month USD LIBOR + 1.18%) due 07/15/26[3,4]	5,000,000	5,010,099
2017-2A, 4.27% (3 Month USD LIBOR + 2.55%) due 07/15/26[3,4]	1,000,000	1,000,842
2013-1A, due 01/15/28[4,5]	750,000	361,400
Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[3,4]	12,000,000	11,973,736
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.41% (3 Month USD LIBOR + 1.70%) due 10/15/26[3,4]	5,200,000	5,205,053
2017-5A, 3.40% due 10/15/26[4]	4,000,000	4,015,387
2017-5A, 4.06% (3 Month USD LIBOR + 2.35%) due 10/15/26[3,4]	1,000,000	1,002,170

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

2017-5A, 4.86% (3 Month USD LIBOR + 3.15%) due 10/15/26[3,4]	1,000,000	$1,001,554
Steele Creek CLO 2014-1 Ltd.
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[3,4]	10,550,000	10,550,000
AIMCO CLO Series
2018-AA, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[3,4]	8,000,000	7,991,924
2017-AA, 2.84% (3 Month USD LIBOR + 1.10%) due 07/20/26[3,4]	2,200,000	2,200,793
Figueroa CLO Ltd.
2017-2A, 3.45% (3 Month USD LIBOR + 1.25%) due 06/20/27[3,4]	10,000,000	10,020,024
Jamestown CLO III Ltd.
2017-3A, 2.86% (3 Month USD LIBOR + 1.14%) due 01/15/26[3,4]	9,400,000	9,401,697
PFP Ltd.
2017-3, 2.83% (1 Month USD LIBOR + 1.05%) due 01/14/35[3,4]	6,226,266	6,232,679
2015-2, 3.79% (1 Month USD LIBOR + 2.00%) due 07/14/34[3,4]	3,000,000	2,999,425
Resource Capital Corporation Ltd.
2017-CRE5, 2.59% (1 Month USD LIBOR + 0.80%) due 07/15/34[3,4]	9,009,021	9,011,750
Ares XXXIII CLO Ltd.
2016-1A, 3.37% (3 Month USD LIBOR + 1.35%) due 12/05/25[3,4]	8,800,000	8,848,268
VMC Finance 2018-FL1 LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[3,4]	8,400,000	8,392,714
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 3.09% (3 Month USD LIBOR + 1.35%) due 10/22/26[3,4]	8,100,000	8,100,808
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.44% (3 Month USD LIBOR + 2.70%) due 12/22/28[3,4]	8,000,000	8,029,344
NXT Capital CLO LLC
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 04/20/29[3,4]	7,700,000	7,716,453
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[3,4]	7,500,000	7,527,358
Seneca Park CLO Limited
2017-1A, 3.23% (3 Month USD LIBOR + 1.50%) due 07/17/26[3,4]	4,000,000	4,003,101
2017-1A, 2.85% (3 Month USD LIBOR + 1.12%) due 07/17/26[3,4]	3,500,000	3,507,095
TICP CLO II Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	4,000,000	4,000,462
2017-2A, 2.90% (3 Month USD LIBOR + 1.16%) due 07/20/26[3,4]	3,500,000	3,500,367
Crown Point CLO III Ltd.
2017-3A, 2.63% (3 Month USD LIBOR + 0.91%) due 12/31/27[3,4]	7,270,000	7,267,895
Woodmont Trust
2017-3A, 3.46% (3 Month USD LIBOR + 1.73%) due 10/18/29[3,4]	4,700,000	4,715,677
2017-2A, 3.53% (3 Month USD LIBOR + 1.80%) due 07/18/28[3,4]	2,500,000	2,509,912
Flagship CLO VIII Ltd.
2017-8A, 3.42% (3 Month USD LIBOR + 1.70%) due 01/16/26[3,4]	6,900,000	6,904,978
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.25% (3 Month USD LIBOR + 2.53%) due 01/15/28[3,4]	6,500,000	6,526,375
ACIS CLO Ltd.
2014-4A, 3.19% (3 Month USD LIBOR + 1.42%) due 05/01/26[3,4]	4,000,000	4,000,323
2013-1A, 2.60% (3 Month USD LIBOR + 0.87%) due 04/18/24[3,4]	2,492,114	2,492,160
A Voce CLO Ltd.
2017-1A, 2.88% (3 Month USD LIBOR + 1.16%) due 07/15/26[3,4]	6,400,000	6,399,689
Avery Point V CLO Ltd.
2017-5A, 2.71% (3 Month USD LIBOR + 0.98%) due 07/17/26[3,4]	6,300,000	6,299,907
Venture XIX CLO Ltd.
2016-19A, 3.72% (3 Month USD LIBOR + 2.00%) due 01/15/27[3,4]	6,100,000	6,108,004
OCP CLO 2015-8 Ltd.
2017-8A, 2.58% (3 Month USD LIBOR + 0.85%) due 04/17/27[3,4]	6,000,000	6,000,849
Northwoods Capital Ltd.
2017-14A, 3.11% (3 Month USD LIBOR + 1.30%) due 11/12/25[3,4]	5,700,000	5,703,917
Cent CLO LP
2017-21A, 2.97% (3 Month USD LIBOR + 1.21%) due 07/27/26[3,4]	5,500,000	5,510,953
AMMC CLO 15 Ltd.
2016-15A, 3.41% (3 Month USD LIBOR + 1.35%) due 12/09/26[3,4]	5,400,000	5,420,463
KKR CLO 21 Ltd.
2018-21, 3.15% (3 Month USD LIBOR + 1.00%) due 04/15/31[3,4]	5,400,000	5,411,175
Cent CLO 20 Ltd.
2017-20A, 3.38% (3 Month USD LIBOR + 1.63%) due 01/25/26[3,4]	3,250,000	3,254,042
2017-20A, 2.85% (3 Month USD LIBOR + 1.10%) due 01/25/26[3,4]	2,100,000	2,105,468
Galaxy XVIII CLO Ltd.
2017-18A, 2.89% (3 Month USD LIBOR + 1.17%) due 10/15/26[3,4]	5,300,000	5,299,724
OZLM IX Ltd.
2017-9A, 3.39% (3 Month USD LIBOR + 1.65%) due 01/20/27[3,4]	5,100,000	5,104,515
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[3,4]	5,100,000	5,100,000
Atlas Senior Loan Fund IV Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 1.45%) due 02/17/26[3,4]	5,000,000	5,008,518

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

Flagship CLO
2017-8A, 2.97% (3 Month USD LIBOR + 1.25%) due 01/16/26[3,4]	5,000,000	$5,004,316
Regatta V Funding Ltd.
2017-1A, 2.91% (3 Month USD LIBOR + 1.16%) due 10/25/26[3,4]	4,900,000	4,904,163
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.45% (3 Month USD LIBOR + 1.70%) due 07/25/29[3,4]	4,700,000	4,711,660
Symphony CLO XIV Ltd.
2017-14A, 3.57% (3 Month USD LIBOR + 1.85%) due 07/14/26[3,4]	4,700,000	4,701,974
TICP CLO I Ltd.
2017-1A, 3.35% (3 Month USD LIBOR + 1.60%) due 04/26/26[3,4]	4,250,000	4,255,492
Shackleton CLO Ltd.
2016-7A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	4,250,000	4,253,077
NewStar Commercial Loan Funding LLC
2017-1A, 4.13% (3 Month USD LIBOR + 2.50%) due 03/20/27[3,4]	3,000,000	3,027,067
2016-1A, 5.69% (3 Month USD LIBOR + 3.75%) due 02/25/28[3,4]	1,000,000	1,004,088
TCP Waterman CLO Ltd.
2016-1A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	4,000,000	4,025,377
Cerberus Loan Funding XVI, LP
2016-2A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/15/27[3,4]	4,000,000	4,021,084
WhiteHorse VI Ltd.
2016-1A, 3.68% (3 Month USD LIBOR + 1.90%) due 02/03/25[3,4]	4,000,000	4,008,223
FS Senior Funding Ltd.
2015-1A, 4.37% (3 Month USD LIBOR + 2.65%) due 05/28/25[3,4]	2,000,000	2,002,255
2015-1A, 3.52% (3 Month USD LIBOR + 1.80%) due 05/28/25[3,4]	2,000,000	2,001,706
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	4,000,000	3,997,358
Sound Point CLO IV Ltd.
2017-3A, 2.84% (3 Month USD LIBOR + 1.10%) due 01/21/26[3,4]	3,870,732	3,871,946
Cent CLO Ltd.
2013-19A, 3.09% (3 Month USD LIBOR + 1.33%) due 10/29/25[3,4]	3,781,282	3,784,011
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.97% (3 Month USD LIBOR + 1.90%) due 10/10/26[3,4]	2,750,000	2,756,926
2015-6A, 4.77% (3 Month USD LIBOR + 2.70%) due 10/10/26[3,4]	1,000,000	1,001,951
OZLM VIII Ltd.
2017-8A, 2.86% (3 Month USD LIBOR + 1.13%) due 10/17/26[3,4]	3,750,000	3,756,608
Flagship VII Ltd.
2017-7A, 2.86% (3 Month USD LIBOR + 1.12%) due 01/20/26[3,4]	3,300,000	3,300,261
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.90% (3 Month USD LIBOR + 1.15%) due 04/25/25[3,4]	3,064,023	3,064,945
Northwoods Capital XIV Ltd.
2017-14A, 3.51% (3 Month USD LIBOR + 1.70%) due 11/12/25[3,4]	3,000,000	3,005,434
Marathon CLO VII Ltd.
2017-7A, 3.41% (3 Month USD LIBOR + 1.65%) due 10/28/25[3,4]	3,000,000	3,004,333
Fifth Street SLF II Ltd.
2015-2A, 3.68% (3 Month USD LIBOR + 1.92%) due 09/29/27[3,4]	3,000,000	3,002,412
Regatta IV Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.02%) due 07/25/26[3,4]	3,000,000	3,002,300
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	3,000,000	2,965,134
Venture XVII CLO Ltd.
2017-17A, 2.80% (3 Month USD LIBOR + 1.08%) due 07/15/26[3,4]	2,800,000	2,800,949
Bsprt Issuer Ltd.
2017-FL1, 3.13% (1 Month USD LIBOR + 1.35%) due 06/15/27[3,4]	2,700,000	2,708,823
AMMC CLO XV Ltd.
2016-15A, 3.96% (3 Month USD LIBOR + 1.90%) due 12/09/26[3,4]	2,400,000	2,408,968
Nelder Grove CLO Ltd.
2017-1A, 3.78% (3 Month USD LIBOR + 1.80%) due 08/28/26[3,4]	2,400,000	2,406,301
KKR CLO 15 Ltd.
2016-15, 3.29% (3 Month USD LIBOR + 1.56%) due 10/18/28[3,4]	2,300,000	2,309,784
Garrison Funding Ltd.
2016-2A, 4.08% (3 Month USD LIBOR + 2.20%) due 09/29/27[3,4]	2,000,000	2,016,701
OCP CLO Ltd.
2016-2A, 3.90% (3 Month USD LIBOR + 2.00%) due 11/22/25[3,4]	2,000,000	2,008,942
Denali Capital CLO X LLC
2017-1A, 2.80% (3 Month USD LIBOR + 1.05%) due 10/26/27[3,4]	2,000,000	2,004,447
OHA Loan Funding Ltd.
2017-1A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/23/25[3,4]	2,000,000	2,002,207
Madison Park Funding XVI Ltd.
2016-16A, 3.64% (3 Month USD LIBOR + 1.90%) due 04/20/26[3,4]	2,000,000	2,001,904
Recette CLO Ltd.
2017-1A, 3.04% (3 Month USD LIBOR + 1.30%) due 10/20/27[3,4]	2,000,000	2,000,687
OZLM Funding II Ltd.
2016-2A, 4.52% (3 Month USD LIBOR + 2.75%) due 10/30/27[3,4]	2,000,000	2,000,509
Regatta III Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.05%) due 04/15/26[3,4]	2,000,000	1,999,616

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

Oaktree CLO 2015-1 Ltd.
2017-1A, 2.61% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,4]	2,000,000	$1,997,583
Madison Park Funding XIV Ltd.
2017-14A, 3.29% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	1,600,000	1,601,482
LCM XXII Ltd.
2016-22A, 3.02% (3 Month USD LIBOR + 1.28%) due 10/20/28[3,4]	1,533,333	1,534,488
Betony CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	1,500,000	1,501,061
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,5]	1,500,000	1,366,664
Symphony CLO XII Ltd.
2017-12A, 3.22% (3 Month USD LIBOR + 1.50%) due 10/15/25[3,4]	1,250,000	1,250,987
Cent CLO
2014-16A, 4.97% (3 Month USD LIBOR + 3.20%) due 08/01/24[3,4]	500,000	501,557
2014-16A, 4.02% (3 Month USD LIBOR + 2.25%) due 08/01/24[3,4]	500,000	500,473
Venture VII CDO Ltd.
2006-7A, 1.97% (3 Month USD LIBOR + 0.23%) due 01/20/22[3,4]	904,220	904,214
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,5]	1,000,000	875,111
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	1,000,000	858,758
Cereberus ICQ Levered LLC
2015-1A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/06/25[3,4]	668,690	668,777
LMREC, Inc.
2016-CRE2, 3.55% (1 Month USD LIBOR + 1.70%) due 11/24/31[3,4]	534,000	534,000
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.84% (3 Month USD LIBOR + 3.00%) due 08/15/23[3,4]	500,000	501,989
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[3,4]	250,000	250,331
2014-1A, 6.00% (3 Month USD LIBOR + 4.25%) due 07/25/25[3,4]	250,000	250,239
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[3,4]	168,562	168,572
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,13]	500,000	63,650
Babson CLO Ltd.
2012-2A, due 05/15/23[4,5]	750,000	32,542
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	500,000	16,871
Total Collateralized Loan Obligations		793,958,255

Transport-Aircraft - 2.5%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	12,544,280	12,668,307
2016-1A, 4.88% due 03/17/36[4]	4,112,052	4,211,427
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[4]	13,400,000	13,443,041
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	12,237,500	12,214,692
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	5,438,748	5,378,411
2015-1A, 4.70% due 12/15/40[4]	3,800,164	3,805,124
AASET Trust
2017-1A, 3.97% due 05/16/42[4]	7,454,400	7,430,773
Raspro Trust
2005-1A, 2.37% (3 Month USD LIBOR + 0.63%) due 03/23/24[3,4]	4,697,699	4,486,303
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	3,479,250	3,493,696
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	1,448,785	1,447,721
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,154,242	1,166,668
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[4]	1,145,771	1,135,732
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	1,075,875	1,069,004
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39	790,039	790,039
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	462,045	462,045
Rise Ltd.
2014-1A, 4.74% due 02/12/39	294,454	294,896
Total Transport-Aircraft		73,497,879

Transport-Container - 1.4%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[4]	13,275,432	13,164,553
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[4]	8,018,958	7,899,681
2013-2A, 3.67% due 11/17/28[4]	1,646,100	1,643,439
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[4]	6,644,167	6,700,967
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[4]	5,412,070	5,407,777
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[4]	2,680,333	2,633,677
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[4]	2,246,833	2,216,128
Total Transport-Container		39,666,222

Whole Business - 1.3%
Domino’s Pizza Master Issuer LLC
2017-1A, 3.08% due 07/25/47[4]	6,915,250	6,769,546
2017-1A, 3.00% (3 Month USD LIBOR + 1.25%) due 07/25/47[3,4]	5,223,750	5,267,002
2015-1A, 3.48% due 10/25/45[4]	1,965,000	1,961,581
Taco Bell Funding LLC
2016-1A, 4.38% due 05/25/46[4]	3,653,750	3,744,509
2016-1A, 4.97% due 05/25/46[4]	3,456,250	3,601,551

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[4]	6,169,000	$6,162,091
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[4]	3,792,700	3,825,469
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[4]	3,310,882	3,374,385
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	2,473,968	2,464,824
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	1,189,169	1,181,734
Wendy’s Funding LLC
2015-1A, 4.08% due 06/15/45[4]	760,500	771,284
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[4]	493,258	490,244
Total Whole Business		39,614,220

Net Lease - 1.0%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]	13,277,167	13,226,350
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	10,543,958	10,581,948
2015-1A, 3.75% due 04/20/45[4]	1,773,750	1,752,451
Store Master Funding LLC
2013-1A, 4.16% due 03/20/43[4]	2,287,460	2,277,629
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[4]	1,000,000	988,652
Total Net Lease		28,827,030

Automotive - 0.7%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[4]	9,700,000	9,624,763
2017-1A, 2.96% due 10/25/21[4]	3,300,000	3,271,857
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[4]	4,500,000	4,395,614
2016-2A, 2.95% due 03/25/22[4]	2,000,000	1,979,634
Total Automotive		19,271,868

Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	11,650,000	11,608,708
2016-3A, 3.85% due 10/28/33[4]	1,500,000	1,506,710
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[4]	3,330,300	3,329,967
Putnam Structured Product Funding Ltd.
2003-1A, 2.78% (1 Month USD LIBOR + 1.00%) due 10/15/38[3,4]	1,658,372	1,605,021
H2 Asset Funding Ltd.
3.45% due 03/19/37	1,000,000	1,006,944
Total Collateralized Debt Obligations		19,057,350

Single Family Residence - 0.2%
Colony American Finance 2016-1 Ltd.
2016-1, 2.54% due 06/15/48[4]	5,380,409	5,288,572
CoreVest American Finance 2017-1 Trust
2017-1, 2.97% due 10/15/49[4]	1,977,816	1,940,894
Total Single Family Residence		7,229,466

Transport-Rail - 0.1%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[4]	1,788,215	1,766,826

Infrastructure - 0.0%
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[4]	999,167	1,008,330

Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	495,000	489,119
Total Asset-Backed Securities
(Cost $1,024,726,728)		1,024,386,565

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7%
Residential Mortgage Backed Securities - 12.8%
CIM Trust
2018-R2, 3.69% due 08/25/57	44,000,000	44,113,402
2017-2, 3.66% (1 Month USD LIBOR + 2.00%) due 12/25/57[3,4]	4,170,087	4,215,434
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	26,847,765	26,169,486
2005-OPT3, 2.34% (1 Month USD LIBOR + 0.47%) due 11/25/35[3]	4,000,000	3,956,558
2003-1, 5.25% (1 Month USD LIBOR + 3.38%) due 08/25/31[3]	95,883	95,554
Towd Point Mortgage Trust
2017-5, 2.47% (1 Month USD LIBOR + 0.60%) due 02/25/57[3,4]	10,239,267	10,276,058
2018-1, 3.00% due 01/25/58[3,4]	6,975,699	6,937,574
2017-6, 2.75% (WAC) due 10/25/57[3,4]	5,710,632	5,627,320
2017-1, 2.75% (WAC) due 10/25/56[3,4]	5,395,279	5,334,674
2016-1, 2.75% (WAC) due 02/25/55[3,4]	1,565,292	1,552,949
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[3]	27,459,047	26,098,229
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/37[3]	14,267,776	14,184,193
2006-BC4, 2.04% (1 Month USD LIBOR + 0.17%) due 12/25/36[3]	2,255,276	2,179,526
2006-BC3, 2.03% (1 Month USD LIBOR + 0.16%) due 10/25/36[3]	2,183,344	1,945,946
2007-BC1, 2.00% (1 Month USD LIBOR + 0.13%) due 02/25/37[3]	435,864	429,917
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[3]	17,625,325	17,117,929
CIT Mortgage Loan Trust
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[3,4]	15,512,073	15,588,410
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[3,4]	1,098,398	1,103,778

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.20% (1 Year CMT Rate + 0.92%) due 06/25/46[3]	15,462,076	$14,345,201
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.01% (1 Month USD LIBOR + 0.14%) due 11/25/36[3]	10,174,148	9,848,568
2006-HE3, 2.23% (1 Month USD LIBOR + 0.36%) due 04/25/36[3]	4,000,000	3,967,161
JP Morgan Mortgage Acquisition Trust
2006-HE2, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	9,455,035	9,349,806
FirstKey Master Funding
2017-R1, 1.89% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,3,4	9,416,683	9,303,100
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.82% (1 Month USD LIBOR + 1.95%) due 08/25/28[3]	4,979,403	5,007,345
2016-C02, 4.02% (1 Month USD LIBOR + 2.15%) due 09/25/28[3]	3,980,770	4,010,597
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 3.72% (1 Month USD LIBOR + 1.85%) due 10/25/27[3]	5,000,000	5,103,703
2014-DN1, 4.07% (1 Month USD LIBOR + 2.20%) due 02/25/24[3]	2,569,988	2,645,925
2015-DNA1, 2.77% (1 Month USD LIBOR + 0.90%) due 10/25/27[3]	362,411	362,637
Countrywide Asset-Backed Certificates
2006-6, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[3]	5,494,782	5,377,558
2006-5, 2.16% (1 Month USD LIBOR + 0.29%) due 08/25/36[3]	2,396,180	2,351,567
First NLC Trust
2005-4, 2.26% (1 Month USD LIBOR + 0.39%) due 02/25/36[3]	7,609,485	7,477,113
Structured Asset Investment Loan Trust
2006-3, 2.02% (1 Month USD LIBOR + 0.15%) due 06/25/36[3]	6,343,501	6,145,679
2005-2, 2.61% (1 Month USD LIBOR + 0.74%) due 03/25/35[3]	782,037	783,234
2005-1, 2.59% (1 Month USD LIBOR + 0.72%) due 02/25/35[3,4]	367,584	368,157
Bayview Opportunity Master Fund IVa Trust
2018-RN3, 3.67% due 03/28/33[4]	7,200,000	7,208,632
Nationstar Home Equity Loan Trust
2007-B, 2.09% (1 Month USD LIBOR + 0.22%) due 04/25/37[3]	7,231,523	7,161,213
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 2.82% (1 Month USD LIBOR + 0.95%) due 06/25/35[3]	7,025,000	7,028,514
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[3,4]	6,834,556	6,781,571
CSMC Series
2015-12R, 2.06% (1 Month USD LIBOR + 0.50%) due 11/30/37[3,4]	5,682,631	5,657,988
2014-2R, 1.82% (1 Month USD LIBOR + 0.20%) due 02/27/46[3,4]	310,263	293,016
New Residential Mortgage Trust
2018-1A, 4.00% due 12/25/57[3,4]	5,628,868	5,754,844
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 2.59% (1 Month USD LIBOR + 0.72%) due 07/25/34[3]	5,315,705	5,342,718
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.06% (1 Month USD LIBOR + 0.19%) due 12/25/36[3]	4,925,787	4,903,731
GSMSC Resecuritization Trust
2015-5R, 1.76% (1 Month USD LIBOR + 0.14%) due 02/26/37[3,4]	2,609,911	2,477,294
2015-7R, 1.81% (1 Month USD LIBOR + 0.15%) due 09/26/37[3,4]	2,447,456	2,333,923
GSAMP TRUST
2002-HE2, 2.86% (1 Month USD LIBOR + 1.04%) due 10/20/32[3,4]	4,351,119	4,377,038
Banc of America Funding Trust
2015-R4, 1.79% (1 Month USD LIBOR + 0.17%) due 01/27/35[3,4]	3,946,965	3,748,810
LSTAR Securities Investment Limited
2017-6, 3.41% (1 Month USD LIBOR + 1.75%) due 09/01/22[3,4]	3,483,117	3,485,295
New Residential Mortgage Loan Trust
2017-5A, 3.37% (1 Month USD LIBOR + 1.50%) due 06/25/57[3,4]	2,941,016	3,026,466
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[3,4]	2,811,773	2,776,220
HSI Asset Securitization Corporation Trust
2005-OPT1, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/35[3]	2,556,297	2,549,844
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.05% (1 Month USD LIBOR + 0.18%) due 04/25/35[3]	2,440,157	2,435,970
Ellington Loan Acquisition Trust
2007-2, 2.82% (1 Month USD LIBOR + 0.95%) due 05/25/37[3,4]	2,308,702	2,311,699
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[4]	2,057,489	2,058,664
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.89% (1 Month USD LIBOR + 1.02%) due 04/25/35[3]	2,000,000	2,014,997
GCAT
2017-1, 3.38% due 03/25/47[4]	2,022,398	2,008,911
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.16% (1 Month USD LIBOR + 0.29%) due 01/25/36[3]	1,874,797	1,856,598
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[4]	1,755,498	1,755,498
First Franklin Mortgage Loan Trust
2004-FF10, 3.15% (1 Month USD LIBOR + 1.28%) due 07/25/34[3]	1,593,520	1,615,830

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.17% (1 Month USD LIBOR + 0.30%) due 04/25/36[3]	1,687,359	$1,541,056
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	1,486,867	1,494,897
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.25% (1 Month USD LIBOR + 0.38%) due 12/25/35[3]	1,500,000	1,465,328
Nomura Resecuritization Trust
2015-4R, 0.73% (1 Month USD LIBOR + 0.43%) due 03/26/36[3,4]	1,344,535	1,293,719
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[4]	1,273,230	1,270,337
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	1,101,149	1,101,136
Encore Credit Receivables Trust
2005-4, 2.31% (1 Month USD LIBOR + 0.44%) due 01/25/36[3]	1,077,390	1,073,228
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[4]	589,905	587,165
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	430,521	455,003
GSAMP Trust
2005-HE6, 2.31% (1 Month USD LIBOR + 0.44%) due 11/25/35[3]	315,359	316,282
First Franklin Mortgage Loan Trust
2006-FF4, 2.06% (1 Month USD LIBOR + 0.19%) due 03/25/36[3]	284,912	284,666
BCAP LLC
2014-RR3, 1.74% (WAC) due 10/26/36[3,4]	231,078	228,562
Accredited Mortgage Loan Trust
2007-1, 2.00% (1 Month USD LIBOR + 0.13%) due 02/25/37[3]	128,256	127,672
Morgan Stanley Re-REMIC Trust
2010-R5, 3.51% due 06/26/36[4]	146,199	123,475
GreenPoint Mortgage Funding Trust
2005-HE4, 2.33% (1 Month USD LIBOR + 0.47%) due 07/25/30[3]	33,354	33,327
Total Residential Mortgage Backed Securities		375,735,425

Commercial Mortgage Backed Securities - 4.3%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.65% (1 Month USD LIBOR + 0.75%) due 12/15/19[3,4]	9,000,000	9,005,629
2016-C37, 1.03% (WAC) due 12/15/49[3]	38,316,231	2,024,867
2017-C38, 1.09% (WAC) due 07/15/50[3]	25,877,976	1,907,867
2016-C32, 1.34% (WAC) due 01/15/59[3]	22,936,575	1,707,880
2015-LC22, 0.89% (WAC) due 09/15/58[3]	24,302,951	1,180,919
2017-C42, 0.90% (WAC) due 12/15/50[3]	14,985,166	1,039,355
2017-RB1, 1.28% (WAC) due 03/15/50[3]	9,966,238	888,320
2016-NXS5, 1.55% (WAC) due 01/15/59[3]	6,870,761	536,663
BHMS Mortgage Trust
2014-ATLS, 4.24% due 07/05/33[4]	15,000,000	15,068,378
2014-ATLS, 3.16% (1 Month USD LIBOR + 1.50%) due 07/05/33[3,4]	1,300,000	1,303,253
Hospitality Mortgage Trust
2017-HIT, 2.56% (1 Month USD LIBOR + 0.85%) due 05/08/30[3,4]	15,500,000	15,529,106
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[3,4]	6,353,165	6,287,295
2015-NRF, 3.14% (1 Month USD LIBOR + 1.30%) due 12/15/26[3,4]	286,710	286,797
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	3,500,000	3,778,495
2010-ARTA, 6.81% due 01/14/29[4]	2,605,000	2,792,248
GS Mortgage Securities Corporation Trust
2017-STAY, 2.63% (1 Month USD LIBOR + 0.85%) due 07/15/32[3,4]	2,800,000	2,803,447
2017-STAY, 2.88% (1 Month USD LIBOR + 1.10%) due 07/15/32[3,4]	2,300,000	2,311,609
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% (WAC) due 10/05/31[3,4]	3,000,000	2,918,331
2014-CBM, 3.73% (1 Month USD LIBOR + 1.95%) due 10/15/29[3,4]	1,100,000	1,099,997
2014-FL5, 3.69% (1 Month USD LIBOR + 2.10%) due 07/15/31[3,4]	858,639	858,227
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.02% (WAC) due 03/15/50[3]	57,721,057	3,882,445
2016-C2, 1.70% (WAC) due 06/15/49[3]	8,858,237	775,741
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50[3]	33,676,869	2,485,077
2016-UB10, 1.99% (WAC) due 07/15/49[3]	19,213,956	1,978,125
DBJPM Mortgage Trust
2017-C6, 1.04% (WAC) due 06/10/50[3]	62,940,261	4,301,803
BANK
2017-BNK7, 0.82% (WAC) due 09/15/60[3]	35,085,110	1,984,530
2017-BNK4, 1.45% (WAC) due 05/15/50[3]	14,296,169	1,331,575
2017-BNK6, 0.88% (WAC) due 07/15/60[3]	15,533,342	921,408
Morgan Stanley Capital I Trust
2017-H1, 1.46% (WAC) due 06/15/50[3]	30,887,280	2,818,446
2015-XLF1, 3.98% (1 Month USD LIBOR + 2.20%) due 08/13/19[3,4]	1,135,000	1,140,498
BENCHMARK 2018-B2 Mortgage Trust
2018-B2, 0.43% due 02/15/51[3]	124,252,252	3,935,789
UBS Commercial Mortgage Trust
2017-C2, 1.16% (WAC) due 08/15/50[3]	33,057,188	2,572,616
2017-C5, 1.03% (WAC) due 11/15/50[3]	14,069,300	975,987
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.01% (WAC) due 12/15/47[3]	36,563,810	2,041,460
2017-C34, 0.83% (WAC) due 11/15/52[3]	24,784,203	1,476,385
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.11% (WAC) due 03/15/50[3]	48,073,429	3,186,312
Citigroup Commercial Mortgage Trust
2017-P7, 1.13% (WAC) due 04/14/50[3]	23,233,437	1,797,427

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~		Value

2016-C2, 1.79% (WAC) due 08/10/26[3]	6,733,639		$760,515
2016-GC37, 1.80% (WAC) due 04/10/49[3]	3,804,183		411,955
VSD
2017-PLT1 A, 3.60% due 12/25/43	2,238,396		2,235,163
Bancorp Commercial Mortgage 2018-CRE3 Trust
2018-CR3, 3.03% (1 Month USD LIBOR + 1.25%) due 01/15/33[3,4]	2,200,000		2,203,661
CD Commercial Mortgage Trust
2017-CD4, 1.33% (WAC) due 05/10/50[3]	17,227,221		1,468,276
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50[3]	22,442,666		1,335,873
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.85% (WAC) due 01/15/47[3]	31,126,812		1,106,449
CSAIL Commercial Mortgage Trust
2016-C6, 1.81% (WAC) due 01/15/49[3]	9,922,250		994,875
CD 2017-CD6 Mortgage Trust
2017-CD6, 0.98% (WAC) due 11/13/50[3]	14,958,610		968,205
GS Mortgage Securities Trust
2017-GS6, 1.05% (WAC) due 05/10/50[3]	11,577,944		898,206
Americold LLC
2010-ARTA, 4.95% due 01/14/29[4]	840,000		877,947
CD Mortgage Trust
2016-CD1, 1.43% (WAC) due 08/10/49[3]	7,018,824		615,935
LSTAR Commercial Mortgage Trust
2014-2, 4.21% (WAC) due 01/20/41[3,4]	500,000		497,411
GE Business Loan Trust
2007-1A, 1.95% (1 Month USD LIBOR + 0.17%) due 04/16/35[3,4]	310,554		302,130
Total Commercial Mortgage Backed Securities			125,610,908

Government Agency - 3.6%
Freddie Mac Seasoned Credit Risk Transfer Trust Series[14]
2018-1, 2.00% due 05/25/57	28,900,000		27,662,684
2017-4, 2.25% due 06/25/57	19,573,074		18,888,016
2017-4, 3.50% due 06/25/57	9,633,072		9,607,487
Freddie Mac Multifamily Structured Pass Through Certificates[14]
2018-K074, 3.60% due 02/25/28	14,000,000		14,326,280
2017-KGX1, 3.00% due 10/25/27	12,500,000		12,288,047
2013-K035, 0.41% (WAC) due 08/25/23[3]	109,113,785		1,999,314
Fannie Mae[14]
2.99% due 03/01/30	4,000,000		3,870,939
3.13% due 01/01/30	3,050,000		2,994,775
3.23% due 01/01/30	2,992,043		2,981,613
3.12% due 01/01/30	2,991,451		2,952,403
3.01% due 12/01/27	3,000,000		2,944,416
3.21% due 08/01/27	2,194,788		2,201,691
3.17% due 01/01/30	1,700,000		1,674,838
3.22% due 01/01/30	1,300,000		1,286,874
Total Government Agency			105,679,377
Total Collateralized Mortgage Obligations
(Cost $604,416,762)			607,025,710

FOREIGN GOVERNMENT DEBT†† - 19.1%
Republic of France
due 04/05/18[13]	EUR	37,865,000	46,592,494
due 04/25/18[13]	EUR	14,310,000	17,613,995
Total Republic of France			64,206,489
Republic of Portugal
due 05/18/18[13]	EUR	47,410,000	58,367,153
Denmark Treasury Bill
due 06/01/18[13]	DKK	352,600,000	58,260,437
Government of Japan
due 06/04/18[13]	JPY	6,178,000,000	58,077,148
Republic of Italy
due 05/31/18[13]	EUR	45,240,000	55,705,653
due 04/13/18[13]	EUR	1,753,000	2,157,316
Total Republic of Italy			57,862,969
Government of United Kingdom
due 04/09/18[13]	GBP	40,500,000	56,823,029
Republic of Hungary
due 06/13/18[13]	HUF	5,000,000,000	19,689,595
2.50% due 06/22/18	HUF	3,375,000,000	13,364,301
due 05/23/18[13]	HUF	1,926,000,000	7,584,811
5.50% due 12/20/18	HUF	1,780,000,000	7,285,865
due 04/11/18[13]	HUF	641,210,000	2,525,331
due 04/18/18[13]	HUF	320,000,000	1,260,239
due 05/30/18[13]	HUF	160,150,000	630,683
Total Republic of Hungary			52,340,825
Czech Republic
due 09/07/18[13]	CZK	480,000,000	23,205,328
due 04/13/18[13]	CZK	184,000,000	8,912,614
due 04/20/18[13]	CZK	112,000,000	5,424,782
4.60% due 08/18/18	CZK	80,000,000	3,932,628
due 04/06/18[13]	CZK	52,000,000	2,518,911
Total Czech Republic			43,994,263
Kingdom of Spain
due 04/06/18[13]	EUR	28,283,000	34,803,681
Kingdom of Hungary
4.00% due 04/25/18	HUF	7,934,370,000	31,321,590
United Mexican States
due 07/05/18[13]	MXN	50,000,000	26,966,913
due 07/19/18[13]	MXN	3,080,000	1,656,249
Total United Mexican States			28,623,162
Kingdom of Sweden
due 05/16/18[13]	SEK	80,000,000	9,592,297
due 04/18/18[13]	SEK	56,110,000	6,723,516
Total Kingdom of Sweden			16,315,813
Total Foreign Government Debt
(Cost $560,042,334)			560,996,559

CORPORATE BONDS†† - 16.3%
Financial - 10.9%
Station Place Securitization Trust
2.35% (1 Month USD LIBOR + 0.75%) due 08/24/18[3,4]	21,900,000		21,900,000
2.50% (1 Month USD LIBOR + 0.90%) due 07/24/18[3,4]	19,600,000		19,600,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

2.60% (1 Month USD LIBOR + 1.00%) due 08/24/18[3,4]	6,550,000	$6,550,000
2.85% (1 Month USD LIBOR + 1.25%) due 11/24/18[3,4]	23,000,000	23,000,000
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[3,4]	14,000,000	14,000,000
Capital One Financial Corp.
2.57% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	22,900,000	22,967,234
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,200,000	1,195,317
Sumitomo Mitsui Trust Bank Ltd.
2.62% (3 Month USD LIBOR + 0.44%) due 09/19/19[3,4]	14,350,000	14,354,106
2.64% (3 Month USD LIBOR + 0.91%) due 10/18/19[3,4]	7,600,000	7,657,309
Mitsubishi UFJ Financial Group, Inc.
2.54% (3 Month USD LIBOR + 0.79%) due 07/25/22[3]	14,650,000	14,726,847
3.15% (3 Month USD LIBOR + 1.06%) due 09/13/21[3]	5,990,000	6,078,132
3.89% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	453,000	469,323
Citizens Bank North America/Providence RI
2.75% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	12,200,000	12,270,977
2.51% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	8,050,000	8,067,669
Citigroup, Inc.
6.25%[7,8]	13,057,000	13,791,456
5.95%[7,8]	5,150,000	5,294,200
Mizuho Financial Group, Inc.
2.95% (3 Month USD LIBOR + 0.88%) due 09/11/22[3]	16,450,000	16,541,678
3.23% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	1,500,000	1,523,592
Goldman Sachs Group, Inc.
3.02% (3 Month USD LIBOR + 0.73%) due 12/27/20[3]	15,700,000	15,774,307
3.32% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,000,000	1,015,789
Morgan Stanley
2.63% (3 Month USD LIBOR + 0.80%) due 02/14/20[3]	13,650,000	13,691,409
3.13% (3 Month USD LIBOR + 0.98%) due 06/16/20[3]	1,650,000	1,669,350
2.67% (3 Month USD LIBOR + 0.93%) due 07/22/22[3]	700,000	702,653
Macquarie Group Ltd.
3.64% (3 Month USD LIBOR + 1.35%) due 03/27/24[3,4]	14,250,000	14,396,131
Credit Agricole S.A.
3.04% (3 Month USD LIBOR + 0.97%) due 06/10/20[3,4]	11,550,000	11,706,064
Bank of America Corp.
6.30% [7,8]	5,151,000	5,524,447
2.34% (3 Month USD LIBOR + 0.65%) due 04/15/26[3]	4,200,000	4,210,261
JPMorgan Chase & Co.
2.69% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	8,100,000	8,144,499
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	7,900,000	7,908,836
Sumitomo Mitsui Financial Group, Inc.
2.67% (3 Month USD LIBOR + 0.97%) due 01/11/22[3]	5,000,000	5,049,702
3.74% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,000,000	1,033,918
2.88% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	702,000	713,431
UBS Group Funding Switzerland AG
3.50% (3 Month USD LIBOR + 1.78%) due 04/14/21[3,4]	5,700,000	5,906,183
Credit Suisse Group AG
3.31% (3 Month USD LIBOR + 1.20%) due 12/14/23[3,4]	5,250,000	5,322,159
Westpac Banking Corp.
2.55% (3 Month USD LIBOR + 0.85%) due 01/11/22[3]	5,000,000	5,065,586
Wells Fargo & Co.
5.88% [7,8]	1,050,000	1,104,600
American Equity Investment Life Holding Co.
5.00% due 06/15/27	434,000	439,864
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	330,000	333,713
Lincoln Finance Ltd.
7.38% due 04/15/21[4]	100,000	103,250
Total Financial		319,803,992

Consumer, Non-cyclical - 2.7%
Express Scripts Holding Co.
2.76% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	24,500,000	24,529,419
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	8,950,000	8,983,562
2.78% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	8,500,000	8,563,869
Kraft Heinz Foods Co.
2.38% (3 Month USD LIBOR + 0.57%) due 02/10/21[3]	16,200,000	16,155,760
Allergan Funding SCS
3.33% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	11,300,000	11,433,713
Zimmer Biomet Holdings, Inc.
2.93% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	11,050,000	11,063,393
Total Consumer, Non-cyclical		80,729,716

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

Communications - 1.5%
AT&T, Inc.
2.72% (3 Month USD LIBOR + 0.89%) due 02/14/23[3]	20,500,000	$20,784,482
Discovery Communications LLC
2.91% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	11,000,000	11,051,973
Deutsche Telekom International Finance BV
2.31% (3 Month USD LIBOR + 0.58%) due 01/17/20[3,4]	9,400,000	9,433,823
Verizon Communications, Inc.
3.15% (3 Month USD LIBOR + 1.00%) due 03/16/22[3]	2,300,000	2,343,962
Total Communications		43,614,240

ENERGY - 0.8%
Phillips 66
2.61% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	8,700,000	8,710,707
2.37% (3 Month USD LIBOR + 0.65%) due 04/15/19[3]	4,100,000	4,101,131
Equities Corp.
2.46% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	11,450,000	11,472,785
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[9,12]	390,900	47,885
Total Energy		24,332,508

Industrial - 0.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[3,4]	5,500,000	5,568,750
CNH Industrial Capital LLC
3.63% due 04/15/18	850,000	850,213
Total Industrial		6,418,963

Basic Materials - 0.2%
Yamana Gold, Inc.
4.63% due 12/15/27	3,000,000	2,954,164
4.95% due 07/15/24	1,375,000	1,414,531
Total Basic Materials		4,368,695

Consumer, Cyclical - 0.0%
WMG Acquisition Corp.
6.75% due 04/15/22[4]	1,200,000	1,240,500
Total Corporate Bonds
(Cost $479,746,168)		480,508,614

SENIOR FLOATING RATE INTERESTS††,3 - 1.5%
Technology - 0.7%
Misys Ltd.
5.48% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/13/24	7,910,250	7,899,413
MA FinanceCo. LLC
4.38% (3 Month USD LIBOR + 2.50%) due 11/19/21	5,000,000	4,937,500
Epicor Software Co.
5.13% (6 Month USD LIBOR + 3.25%) due 06/01/22	4,223,337	4,239,850
SS&C Technologies, Inc.
7.25% (3 Month USD LIBOR + 2.50%) due 02/27/25	2,321,754	2,332,156
7.25% due 02/28/25	828,246	831,956
Internet Brands, Inc.
5.53% (3 Month USD LIBOR + 3.75%) due 09/13/24	1,090,150	1,089,953
Total Technology		21,330,828

Consumer, Non-cyclical - 0.3%
DJO Finance LLC
5.03% (1 Month USD LIBOR + 3.25%) due 06/08/20	3,989,792	4,006,429
Diamond (BC) B.V.
4.99% (3 Month USD LIBOR + 3.00%) due 09/06/24	2,200,000	2,195,424
Smart & Final Stores LLC
5.38% (3 Month USD LIBOR + 3.50%) due 11/15/22	1,695,796	1,669,308
Albertson’s LLC
5.29% (3 Month USD LIBOR + 3.00%) due 12/21/22	1,231,344	1,217,836
Grocery Outlet, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 10/21/21	663,260	665,469
Total Consumer, Non-cyclical		9,754,466

Consumer, Cyclical - 0.2%
Mavis Tire Express Services Corp.
5.07% (1 Month USD LIBOR + 3.25%) due 02/28/25	4,741,013	4,741,013
PetSmart, Inc.
4.68% (3 Month USD LIBOR + 3.00%) due 03/11/22	783,879	627,370
Total Consumer, Cyclical		5,368,383

Communications - 0.2%
Cengage Learning Acquisitions, Inc.
6.04% (1 Month USD LIBOR + 4.25%) due 06/07/23	4,298,301	3,903,631
Neustar, Inc.
4.80% (1 Month USD LIBOR + 2.50%) due 01/08/20	589,845	591,692
WMG Acquisition Corp.
4.13% (3 Month USD LIBOR + 2.25%) due 11/01/23	380,000	381,109
Total Communications		4,876,432

Industrial - 0.1%
CHI Overhead Doors, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 07/29/22	989,420	989,420

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

	Face Amount~	Value

Engility Corp.
4.13% (3 Month USD LIBOR + 2.25%) due 08/12/20	613,284	$613,671
Total Industrial		1,603,091

Financial - 0.0%
iStar, Inc.
4.76% (3 Month USD LIBOR + 3.00%) due 10/01/21	283,211	284,981
Total Senior Floating Rate Interests
(Cost $43,719,523)		43,218,181

COMMERCIAL PAPER†† - 2.5%
Hewlett-Packard Co.
2.39% due 04/06/18[10]	15,000,000	14,995,021
AutoZone, Inc.
2.30% due 04/13/18[10]	15,000,000	14,988,500
Tyson Foods, Inc.
2.30% due 04/05/18[10]	12,545,000	12,541,794
Molex Electronics Technologies, LLC.
2.30% due 04/09/18[10]	10,000,000	9,994,889
Marsh & McLennan Companies, Inc.
2.25% due 04/19/18[10]	10,000,000	9,988,750
Verizon Communications, Inc.
2.25% due 04/09/18[10]	5,600,000	5,597,200
Marriott International, Inc.
2.04% due 04/04/18[10]	5,000,000	4,999,150
Total Commercial Paper
(Cost $73,105,304)		73,105,304

REPURCHASE AGREEMENTS††,11 - 2.0%
BNP Paribas issued 03/06/18 at 1.90% due 04/03/18	23,700,000	23,700,000
BofA Merrill Lynch issued 02/15/18 at 2.24% due 04/06/18	10,780,000	10,780,000
Jefferies & Company, Inc. issued 03/14/18 at 3.28% due 04/13/18	9,263,000	9,263,000
issued 03/28/18 at 2.70% due 04/05/18	5,886,000	5,886,000
issued 03/22/18 at 2.70% due 04/24/18	1,543,000	1,543,000
Barclays issued 03/27/18 at 2.18% open maturity	5,566,955	5,566,955
Mizuho issued 03/27/18 at 2.52% due 04/27/18	2,956,000	2,956,000
Total Repurchase Agreements
(Cost $59,694,955)		59,694,955

	Contracts

OTC OPTIONS PURCHASED†† - 0.1%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $84,813,476)	17,567	2,116,823
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $101,145,321)	383	944,095
Total Call options		3,060,918
Total OTC Options Purchased
(Cost $4,875,424)		3,060,918

Total Investments - 101.4%
(Cost $2,977,430,301)		$2,979,153,189
Other Assets & Liabilities, net - (1.4)%		(41,785,173)
Total Net Assets - 100.0%		$2,937,368,016

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain (Loss)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	0.0224	Quarterly	08/11/27	$(69,000,000)	$3,202,845	$2,193,567	$1,009,278
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	0.0259	Quarterly	11/13/47	(9,500,000)	549,953	867,910	(317,957)
									$3,061,477	$691,321

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	44,000,000	EUR	05/18/18	$54,945,864	$54,330,645	$615,219
Goldman Sachs	69,570,000	BRL	04/02/18	21,383,184	21,076,709	306,475
Morgan Stanley	6,178,000,000	JPY	06/04/18	58,499,578	58,303,145	196,433
Goldman Sachs	80,000,000	SEK	05/16/18	9,728,928	9,615,421	113,507
Goldman Sachs	45,240,000	EUR	05/31/18	56,010,287	55,915,345	94,942
Deutsche Bank	17,090,000	EUR	04/06/18	21,127,598	21,033,720	93,878
JPMorgan Chase & Co.	112,000,000	CZK	04/20/18	5,527,725	5,435,810	91,915
Goldman Sachs	5,000,000,000	HUF	06/13/18	19,873,604	19,804,875	68,729
Goldman Sachs	17,380,000	BRL	04/02/18	5,332,761	5,265,390	67,371
Deutsche Bank	15,365,000	EUR	04/05/18	18,971,473	18,909,142	62,331
Goldman Sachs	14,310,000	EUR	04/25/18	17,691,167	17,638,982	52,185
Goldman Sachs	56,110,000	SEK	04/18/18	6,777,634	6,729,449	48,185
Citigroup	1,676,000,000	HUF	05/23/18	6,663,501	6,628,235	35,266
Goldman Sachs	11,193,000	EUR	04/06/18	13,810,360	13,775,917	34,443
Goldman Sachs	1,877,900,000	HUF	12/20/18	7,582,267	7,549,327	32,940
JPMorgan Chase & Co.	83,680,000	CZK	08/20/18	4,126,640	4,094,725	31,915
Citigroup	987,165	CZK	04/06/18	47,656	47,835	(179)
Citigroup	183,185,600	HUF	04/25/18	721,362	722,941	(1,579)
Deutsche Bank	160,150,000	HUF	05/30/18	631,780	633,661	(1,881)
Citigroup	320,000,000	HUF	04/18/18	1,259,976	1,262,054	(2,078)
JPMorgan Chase & Co.	641,210,000	HUF	04/11/18	2,523,177	2,527,230	(4,053)
Goldman Sachs	250,000,000	HUF	05/23/18	978,588	988,699	(10,111)
JPMorgan Chase & Co.	52,000,000	CZK	04/06/18	2,509,350	2,519,783	(10,433)
Goldman Sachs	8,068,559,200	HUF	04/25/18	31,830,605	31,842,520	(11,915)
Citigroup	3,410,000	EUR	05/18/18	4,188,670	4,210,625	(21,955)
Goldman Sachs	184,000,000	CZK	04/13/18	8,886,313	8,923,206	(36,893)
Goldman Sachs	30,800,000	MXN	07/19/18	1,626,094	1,666,237	(40,143)
JPMorgan Chase & Co.	480,000,000	CZK	09/07/18	23,459,264	23,513,054	(53,790)
Goldman Sachs	1,753,000	EUR	04/13/18	2,102,643	2,158,734	(56,091)
Goldman Sachs	1,276,125,000	HUF	06/22/18	5,000,545	5,058,357	(57,812)
Barclays	2,183,250,000	HUF	06/22/18	8,525,323	8,654,056	(128,733)
Goldman Sachs	22,500,000	EUR	04/05/18	27,494,460	27,689,925	(195,465)
JPMorgan Chase & Co.	352,600,000	DKK	06/01/18	58,214,598	58,458,458	(243,860)
Barclays	40,500,000	GBP	04/09/18	56,360,205	56,841,068	(480,863)
Goldman Sachs	500,000,000	MXN	07/05/18	26,508,605	27,108,611	(600,006)
						$(12,106)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	60,865,000	BRL	04/02/18	$18,423,506	$18,439,469	$15,963
Citigroup	26,085,000	BRL	04/02/18	7,914,859	7,902,630	(12,229)
						$3,734

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. Instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Variable rate security. Rate indicated is the rate effective at March 29, 2018.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,361,881,727 (cost $1,361,333,054), or 46.4% of total net assets.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Maturity date indicated is next interest reset date.
[7]	Perpetual maturity.
[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Security is in default of interest and/or principal obligations.
[10]	Rate indicated is the effective yield at the time of purchase.
[11]	Repurchase Agreements — See additional disclosure on pages 74-75 for more information on repurchase agreements.
[12]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $111,535 (cost $647,969), or 0.0% of total net assets — See Note 10.
[13]	Zero coupon rate security.
[14]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
CZK — Czech Koruna
DKK — Danish Krone
EURO — Euro
GBP — British Pound
HUF — Hungarian Forint
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
SEK — Swedish Krona
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Asset Backed Securities	$—	$1,024,386,565	$—	$—		$1,024,386,565
Collateralized Mortgage Obligations	—	597,722,610	—	9,303,100		607,025,710
Commercial Paper	—	73,105,304	—	—		73,105,304
Corporate Bonds	—	480,508,614	—	—		480,508,614
Forward Foreign Currency Exchange Contracts	—	—	1,961,697	—		1,961,697
Foreign Government Debt	—	560,996,559	—	—		560,996,559
Interest Rate Swap Agreements	—	—	1,009,278	—		1,009,278
Money Market Fund	55,419,001	—	—	—		55,419,001
Mutual Funds	71,737,382	—	—	—		71,737,382
Options Purchased	—	3,060,918	—	—		3,060,918
Repurchase Agreement	—	59,694,955	—	—		59,694,955
Senior Floating Rate Interests	—	43,218,181	—	—		43,218,181
Total Assets	$127,156,383	$2,842,693,706	$2,970,975	$9,303,100		$2,982,124,164

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$1,970,069	$—		$1,970,069
Interest Rate Swap Agreements	—	—	317,957	—		317,957
Unfunded Loan Commitments (Note 9)	—	—	—	—	**	—
Total Liabilities	$—	$—	$2,288,026	$—		$2,288,026

*	Other financial instruments include forward foreign currency exchange contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 29, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Collateralized Mortgage Obligations	$9,303,100	Option Adjusted Spread off prior month broker quote	Indicative Quote	—	—
Total Assets	$9,303,100

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
LIMITED DURATION FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

	Assets
	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$12,158,258	$12,158,258
Purchases/Receipts	—	—
Sales, maturities and paydowns/Fundings	(2,898,573)	(2,898,573)
Total realized gains or losses included in earnings	—	—
Total change in unrealized gains or losses included in earnings	43,415	43,415
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$9,303,100	$9,303,100
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 29, 2018	$11,593	$11,593

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp.			HSI Asset Securitization Corporation Trust
1.90%			2.06%
04/03/18	$23,700,000	$23,733,773	01/25/37	$18,500,000	$15,086,750

			Freddie Mac Structured Agency Credit Risk Debt Notes
			7.42%
			07/25/28	11,150,000	13,575,368
				29,650,000	28,662,118

Jefferies & Company, Inc.			Tall Three RR Issuer I, LLC
2.70%-3.28%			2.72%
04/05/18-04/24/18	16,692,000	16,723,268	01/26/28	12,350,000	12,350,000

			Hamburg Central School District
			2.75%
			03/20/19	6,925,000	6,999,098

			Wyandotte County-Kansas City Unified Government
			0.00%
			09/01/34	6,635,000	2,330,610
				$25,910,000	$21,679,708

BofA Merrill Lynch			BHMS Mortgage Trust
2.24%			4.67% - 6.25%
04/06/18	10,780,000	10,813,537	07/05/21 - 07/05/33	13,400,367	13,436,134

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
LIMITED DURATION FUND

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho			American Home Mortgage Investment Trust
2.52%			2.77%
04/27/18	$2,956,000	$2,962,208	02/25/44	$8,000,000	$7,384,800

Barclays			Netflix Inc.
2.18%			4.88%
Open Maturity*	5,566,955	5,566,955	04/15/28	6,070,000	5,836,912

*	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$27,278,433	$6,256,954	$—	$—	$(51,622)	$33,483,765	1,287,342	$655,836	$—
Guggenheim Strategy Fund I	12,599,724	156,241	(1,000,000)	10,351	(37,837)	11,728,479	468,203	151,788	4,411
Guggenheim Strategy Fund II	14,349,646	197,665	—	—	(28,770)	14,518,541	580,509	189,887	7,679
Guggenheim Strategy Fund III	9,381,097	2,628,276	—	—	(2,776)	12,006,597	479,688	125,830	2,296
	$63,608,900	$9,239,136	$(1,000,000)	$10,351	$(121,005)	$71,737,382		$1,123,341	$14,386

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $2,846,051,244)	$2,847,720,852
Investments in affiliated issuers, at value (cost $71,684,102)	71,737,382
Repurchase agreements, at value (cost $59,694,955)	59,694,955
Foreign currency, at value (cost $47,585)	47,819
Cash	2,628,262
Segregated cash with broker	6,402,000
Unamortized upfront premiums paid on interest rate swap agreements	3,061,477
Unrealized appreciation on forward foreign currency exchange contracts	1,961,697
Prepaid expenses	273,811
Receivables:
Fund shares sold	21,077,015
Securities sold	16,396,474
Interest	9,081,796
Dividends	194,635
Total assets	3,040,278,175

Liabilities:
Segregated cash due to broker	6,191,978
Unrealized depreciation on forward foreign currency exchange contracts	1,970,069
Unfunded loan commitments, at value (Note 9) (proceeds $0)	—
Payable for:
Securities purchased	81,961,130
Fund shares redeemed	10,842,179
Management fees	598,215
Distribution and service fees	223,486
Fund accounting/administration fees	194,992
Swap settlement	115,898
Variation margin on interest rate swap agreements	125,397
Transfer agent/maintenance fees	18,439
Trustees’ fees*	1,173
Miscellaneous	667,203
Total liabilities	102,910,159
Net assets	$2,937,368,016

Net assets consist of:
Paid in capital	$2,935,769,784
Accumulated net investment loss	(4,169,075)
Accumulated net realized gain on investments	3,354,599
Net unrealized appreciation on investments	2,412,708
Net assets	$2,937,368,016

A-Class:
Net assets	$660,828,692
Capital shares outstanding	26,696,502
Net asset value per share	$24.75
Maximum offering price per share (Net asset value divided by 97.75%)	$25.32

C-Class:
Net assets	$63,337,973
Capital shares outstanding	2,560,422
Net asset value per share	$24.74

P-Class:
Net assets	$167,325,904
Capital shares outstanding	6,759,975
Net asset value per share	$24.75

Institutional Class:
Net assets	$2,045,875,447
Capital shares outstanding	82,674,835
Net asset value per share	$24.75

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$68,008
Dividends from securities of affiliated issuers	1,123,341
Interest	31,494,401
Total investment income	32,685,750

Expenses:
Management fees	5,279,038
Distribution and service fees:
A-Class	745,338
C-Class	279,361
P-Class	153,326
Recoupment of previously waived fees:
P-Class	134
Institutional Class	9
Transfer agent/maintenance fees:
A-Class	143,150
C-Class	25,807
P-Class	58,582
Institutional Class	433,681
Fund accounting/administration fees	1,042,932
Line of credit fees	32,184
Trustees’ fees*	20,574
Custodian fees	18,200
Miscellaneous	306,903
Total expenses	8,539,219
Less:
Expenses reimbursed by Adviser:
A-Class	(121,810)
C-Class	(24,029)
P-Class	(54,455)
Institutional Class	(376,706)
Expenses waived by Adviser	(175,683)
Total waived/reimbursed expenses	(752,683)
Net expenses	7,786,536
Net investment income	24,899,214

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$12,395,845
Investments in affiliated issuers	10,351
Distributions received from affiliated investment company shares	14,386
Swap agreements	2,925,445
Foreign currency transactions	699,538
Forward foreign currency exchange contracts	(10,175,824)
Options purchased	(1,062,040)
Net realized gain	4,807,701
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,783,803)
Investments in affiliated issuers	(121,005)
Swap agreements	691,321
Options purchased	(845,395)
Foreign currency translations	13,928
Forward foreign currency exchange contracts	(1,742,976)
Net change in unrealized appreciation (depreciation)	(8,787,930)
Net realized and unrealized loss	(3,980,229)
Net increase in net assets resulting from operations	$20,918,985

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,899,214	$32,013,502
Net realized gain on investments	4,807,701	3,527,356
Net change in unrealized appreciation (depreciation) on investments	(8,787,930)	7,480,228
Net increase in net assets resulting from operations	20,918,985	43,021,086

Distributions to shareholders from:
Net investment income
A-Class	(6,562,173)	(7,270,962)
C-Class	(402,048)	(515,105)
P-Class	(1,327,240)	(748,808)
Institutional Class	(22,309,897)	(24,283,348)
Net realized gains
A-Class	(360,305)	(40,107)
C-Class	(32,715)	(4,814)
P-Class	(68,213)	(512)
Institutional Class	(1,056,363)	(103,662)
Total distributions to shareholders	(32,118,954)	(32,967,318)

Capital share transactions:
Proceeds from sale of shares
A-Class	273,476,395	442,378,068
C-Class	19,938,065	36,743,002
P-Class	115,793,590	103,833,454
Institutional Class	953,059,075	1,621,228,591
Distributions reinvested
A-Class	5,529,879	5,865,169
C-Class	333,175	373,493
P-Class	1,394,941	744,376
Institutional Class	20,098,603	21,805,737
Cost of shares redeemed
A-Class	(124,948,860)	(156,887,800)
C-Class	(7,437,616)	(13,395,699)
P-Class	(41,841,461)	(14,043,133)
Institutional Class	(556,992,725)	(489,428,410)
Net increase from capital share transactions	658,403,061	1,559,216,848
Net increase in net assets	647,203,092	1,569,270,616

Net assets:
Beginning of period	2,290,164,924	720,894,308
End of period	$2,937,368,016	$2,290,164,924
Accumulated net investment loss/Undistributed net investment income at end of period	$(4,169,075)	$1,533,069

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	11,020,059	17,860,279
C-Class	804,406	1,483,714
P-Class	4,670,762	4,191,187
Institutional Class	38,443,500	65,477,150
Shares issued from reinvestment of distributions
A-Class	223,053	236,786
C-Class	13,447	15,094
P-Class	56,273	30,001
Institutional Class	810,794	880,322
Shares redeemed
A-Class	(5,039,306)	(6,338,198)
C-Class	(300,025)	(541,349)
P-Class	(1,688,431)	(566,399)
Institutional Class	(22,472,494)	(19,752,906)
Net increase in shares	26,542,038	62,975,681

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.86	$24.71	$24.65	$24.97	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.22	.53	.67	.69	.52
Net gain (loss) on investments (realized and unrealized)	(.05)	.20	.08	(.16)	(.08)
Total from investment operations	.17	.73	.75	.53	.44
Less distributions from:
Net investment income	(.27)	(.58)	(.69)	(.84)	(.47)
Net realized gains	(.01)	— [d]	—	(.01)	—
Total distributions	(.28)	(.58)	(.69)	(.85)	(.47)
Net asset value, end of period	$24.75	$24.86	$24.71	$24.65	$24.97

Total Return[j]	0.72%	2.95%	3.16%	2.15%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$660,829	$509,410	$215,856	$117,628	$17,035
Ratios to average net assets:
Net investment income (loss)	1.75%	2.14%	2.73%	2.79%	2.67%
Total expenses[e]	0.81%	0.86%	0.93%	0.99%	1.14%
Net expenses[f,g,i]	0.76%	0.81%	0.84%	0.87%	0.83%
Portfolio turnover rate	28%	55%	39%	26%	40%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.84	$24.70	$24.63	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.12	.35	.48	.49	.38
Net gain (loss) on investments (realized and unrealized)	(.03)	.18	.10	(.16)	(.09)
Total from investment operations	.09	.53	.58	.33	.29
Less distributions from:
Net investment income	(.18)	(.39)	(.51)	(.65)	(.33)
Net realized gains	(.01)	— [d]	—	(.01)	—
Total distributions	(.19)	(.39)	(.51)	(.66)	(.33)
Net asset value, end of period	$24.74	$24.84	$24.70	$24.63	$24.96

Total Return[j]	0.38%	2.18%	2.39%	1.37%	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,338	$50,743	$26,802	$10,323	$643
Ratios to average net assets:
Net investment income (loss)	1.00%	1.41%	1.98%	1.96%	1.93%
Total expenses[e]	1.61%	1.65%	1.73%	1.76%	2.14%
Net expenses[f,g,i]	1.51%	1.56%	1.58%	1.62%	1.56%
Portfolio turnover rate	28%	55%	39%	26%	40%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[h]
Per Share Data
Net asset value, beginning of period	$24.86	$24.72	$24.65	$24.86
Income (loss) from investment operations:
Net investment income (loss)[c]	.22	.47	.68	.25
Net gain (loss) on investments (realized and unrealized)	(.05)	.24	.08	(.17)
Total from investment operations	.17	.71	.76	.08
Less distributions from:
Net investment income	(.27)	(.57)	(.69)	(.29)
Net realized gains	(.01)	— [d]	—	—
Total distributions	(.28)	(.57)	(.69)	(.29)
Net asset value, end of period	$24.75	$24.86	$24.72	$24.65

Total Return[j]	0.72%	2.93%	3.17%	0.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$167,326	$92,503	$1,646	$2,736
Ratios to average net assets:
Net investment income (loss)	1.75%	1.89%	2.76%	2.39%
Total expenses[e]	0.86%	0.92%	0.94%	0.94%
Net expenses[f,g,i]	0.76%	0.81%	0.84%	0.88%
Portfolio turnover rate	28%	55%	39%	26%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.85	$24.71	$24.64	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.25	.59	.73	.78	.57
Net gain (loss) on investments (realized and unrealized)	(.04)	.19	.09	(.19)	(.08)
Total from investment operations	.21	.78	.82	.59	.49
Less distributions from:
Net investment income	(.30)	(.64)	(.75)	(.90)	(.53)
Net realized gains	(.01)	— [d]	—	(.01)	—
Total distributions	(.31)	(.64)	(.75)	(.91)	(.53)
Net asset value, end of period	$24.75	$24.85	$24.71	$24.64	$24.96

Total Return[j]	0.88%	3.21%	3.43%	2.41%	1.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,045,875	$1,637,509	$476,591	$176,322	$69,150
Ratios to average net assets:
Net investment income (loss)	2.00%	2.36%	2.97%	3.14%	2.90%
Total expenses[e]	0.56%	0.61%	0.67%	0.73%	0.96%
Net expenses[f,g,i]	0.51%	0.56%	0.58%	0.62%	0.57%
Portfolio turnover rate	28%	55%	39%	26%	40%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 16, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Distributions from realized gains are less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.00%	0.00%
C-Class	0.00%	0.00%
P-Class	0.00%	0.00%
Institutional Class	0.00%	0.00%

[h]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Net expense may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	0.75%	0.79%	0.80%	0.80%	0.79%
C-Class	1.50%	1.54%	1.55%	1.55%	1.52%
P-Class	0.75%	0.79%	0.80%	0.80%	N/A
Institutional Class	0.50%	0.54%	0.55%	0.55%	0.54%

[j]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
P-Class	May 1, 2015
Institutional Class	January 13, 2012

Ten Largest Holdings (% of Total Net Assets)
Detroit Wayne County Stadium Authority Revenue Bonds, 5.00%	3.6%
Stockton Public Financing Authority Revenue Bonds, 6.25%	2.7%
Tustin Unified School District General Obligation Unlimited, 6.00%	2.6%
Hudson County Improvement Authority Revenue Bonds, 6.00%	2.4%
Southern Illinois University Revenue Bonds, 5.00%	2.3%
Puerto Rico Electric Power Authority Revenue Bonds, 1.65%	2.0%
Massachusetts Development Finance Agency Revenue Bonds, 6.88%	1.5%
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, 6.85%	1.4%
State of California General Obligation Unlimited, 5.00%	1.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds, 5.00%	1.3%
Top Ten Total	21.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares~	(0.04%)	3.36%	2.48%	3.96%
A-Class Shares with sales charge‡	(4.04%)	(0.79%)	1.48%	3.45%
Bloomberg Barclays Municipal Bond Index	(0.37%)	2.66%	2.73%	4.40%
	6 month†	1 Year	5 Year	Since Inception (01/13/12)
C-Class Shares	(0.41%)	2.60%	1.71%	2.62%
C-Class Shares with CDSC§	(1.40%)	1.60%	1.71%	2.62%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		(0.04%)	3.41%	1.96%
Bloomberg Barclays Municipal Bond Index		(0.37%)	2.66%	2.54%
	6 month†	1 Year	5 Year	Since Inception (01/13/12)
Institutional Class Shares	0.01%	3.62%	2.73%	3.65%
Bloomberg Barclays Municipal Bond Index	(0.37%)	2.66%	2.73%	3.06%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	9.6%
AA	54.8%
A	11.7%
BBB	7.7%
BB	5.3%
NR2	4.0%
Other Instruments	7.2%
Total Investments	100.3%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays Municipal Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns (based on subscriptions made prior to October 1, 2015), and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balanced Fund (“TYW”), a registered closed-end management investment company. The A-Class performance prior to that date reflects performance of TYW.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
MUNICIPAL INCOME FUND

	Shares	Value

MONEY MARKET FUND† - 7.2%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares 1.18%[1]	3,172,582	$3,172,582
Total Money Market Fund
(Cost $3,172,582)		3,172,582

	Face Amount

MUNICIPAL BONDS†† - 93.1%
California - 18.5%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,181,830
6.25% due 10/01/40	250,000	293,780
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,136,090
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[2]	1,000,000	637,200
State of California General Obligation Unlimited
5.00% due 03/01/26	500,000	583,365
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[3]	1,300,000	573,690
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	556,285
Los Angeles Department of Water & Power Power System Revenue Revenue Bonds
5.00% due 07/01/43	500,000	549,810
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	514,540
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	422,410
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	354,417
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	323,670
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	247,678
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[2]	250,000	238,063
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	227,868
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	203,170
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[3]	195,000	168,092
Total California		8,211,958

Texas - 9.4%
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/35	500,000	568,340
5.00% due 12/01/41	200,000	225,292
Texas Tech University Revenue Bonds
5.00% due 08/15/32	500,000	548,590
North Texas Tollway Authority Revenue Bonds
due 01/01/36[3]	1,000,000	518,140
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	354,919
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	345,372
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	292,473
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	200,000	234,188
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	228,938
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	228,782
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	219,132
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	213,302
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	191,030
Total Texas		4,168,498

Illinois - 7.4%
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,024,220
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	555,320
City of Chicago Illinois Wastewater Transmission Revenue Revenue Bonds
5.25% due 01/01/42	400,000	451,996
Chicago O’Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	335,211
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	321,818

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MUNICIPAL INCOME FUND

	Face Amount	Value

Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	$200,000	$232,086
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	228,768
Metropolitan Pier & Exposition Authority Revenue Bonds
due 06/15/45[3]	500,000	143,590
Total Illinois		3,293,009

Michigan - 6.0%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,601,437
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	544,720
5.00% due 05/01/30	300,000	327,801
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	200,000	211,634
Total Michigan		2,685,592

New York - 6.0%
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	378,990
5.00% due 12/01/27[4]	200,000	222,998
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.00% due 11/01/29	500,000	579,805
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	500,000	578,855
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	219,390
5.00% due 08/01/26	200,000	212,440
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	280,967
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	197,000	210,508
Total New York		2,683,953

New Jersey - 5.1%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,068,920
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	322,182
5.00% due 07/01/36	200,000	215,372
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	352,020
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	288,482
Total New Jersey		2,246,976

Pennsylvania - 4.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 03/15/31	500,000	572,540
5.00% due 02/01/27	500,000	568,645
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	500,000	560,300
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	339,552
Total Pennsylvania		2,041,037

Washington - 4.2%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	514,515
5.25% due 09/01/32	500,000	513,220
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	379,837
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	230,050
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	209,660
Total Washington		1,847,282

District of Columbia - 3.2%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	325,313
5.00% due 06/01/32	275,000	311,003
5.00% due 06/01/31	175,000	205,746
District of Columbia Water & Sewer Authority Revenue Bonds
5.00% due 10/01/45	500,000	567,390
Total District of Columbia		1,409,452

Puerto Rico - 3.2%
Puerto Rico Electric Power Authority Revenue Bonds
1.65% (3 Month USD LIBOR + 0.52%) due 07/01/29[5]	1,000,000	875,000
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	267,612

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MUNICIPAL INCOME FUND

	Face Amount	Value

Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	$250,000	$260,468
Total Puerto Rico		1,403,080

Florida - 2.8%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	570,170
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	336,279
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	330,891
Total Florida		1,237,340

Louisiana - 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	556,030
5.00% due 10/01/26	150,000	175,041
City of Shreveport Louisiana Water & Sewer Revenue Revenue Bonds
5.00% due 12/01/35	250,000	285,348
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	220,384
Total Louisiana		1,236,803

Massachusetts - 2.5%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/21	600,000	677,190
6.88% due 01/01/41	400,000	449,632
Total Massachusetts		1,126,822

Colorado - 2.2%
University of Colorado Revenue Bonds
5.00% due 06/01/22	285,000	319,176
5.00% due 06/01/41	200,000	228,912
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	446,023
Total Colorado		994,111

West Virginia - 2.0%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	546,640
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	329,322
Total West Virginia		875,962

Arizona - 1.8%
Arizona State University Revenue Bonds
5.00% due 07/01/34	500,000	571,300
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	234,670
Total Arizona		805,970

Georgia - 1.8%
City of Atlanta Georgia Water & Wastewater Revenue Revenue Bonds
5.00% due 11/01/40	500,000	566,395
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	231,336
Total Georgia		797,731

Ohio - 1.8%
University of Cincinnati Revenue Bonds
5.00% due 06/01/36	500,000	563,490
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	222,794
Total Ohio		786,284

Mississippi - 1.8%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	536,175
6.25% due 10/01/26	230,000	245,792
Total Mississippi		781,967

Virginia - 1.4%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	352,380
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	293,108
Total Virginia		645,488

Kentucky - 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	217,120
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	200,000	208,252
Total Kentucky		425,372

Oklahoma - 0.9%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	399,871

South Carolina - 0.8%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	351,879

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
MUNICIPAL INCOME FUND

	Face Amount	Value

North Carolina - 0.8%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	$300,000	$349,347

Nevada - 0.6%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	266,335

Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	220,830
Total Municipal Bonds
(Cost $40,687,647)		41,292,949

Total Investments - 100.3%
(Cost $43,860,229)		$44,465,531
Other Assets & Liabilities, net - (0.3)%		(121,543)
Total Net Assets - 100.0%		$44,343,988

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Zero coupon rate security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $222,998 (cost $217,617), or 0.5% of total net assets.
[5]	Variable rate security. Rate indicated is the rate effective at March 29, 2018.
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$3,172,582	$—	$—	$3,172,582
Municipal Bonds	—	41,292,949	—	41,292,949
Total Assets	$3,172,582	$41,292,949	$—	$44,465,531

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $43,860,229)	$44,465,531
Cash	12
Prepaid expenses	46,922
Receivables:
Interest	545,423
From adviser	8,470
Fund shares sold	4,054
Total assets	45,070,412

Liabilities:
Payable for:
Securities purchased	395,941
Fund shares redeemed	267,146
Transfer agent/maintenance fees	12,153
Distribution and service fees	8,844
Fund accounting/administration fees	3,226
Trustees’ fees*	503
Miscellaneous	38,611
Total liabilities	726,424
Net assets	$44,343,988

Net assets consist of:
Paid in capital	$43,784,360
Accumulated net investment loss	(1)
Accumulated net realized loss on investments	(45,673)
Net unrealized appreciation on investments	605,302
Net assets	$44,343,988

A-Class:
Net assets	$28,169,399
Capital shares outstanding	2,245,274
Net asset value per share	$12.55
Maximum offering price per share (Net asset value divided by 96.00%)	$13.07

C-Class:
Net assets	$2,890,239
Capital shares outstanding	230,532
Net asset value per share	$12.54

P-Class:
Net assets	$33,751
Capital shares outstanding	2,690
Net asset value per share	$12.55

Institutional Class:
Net assets	$13,250,599
Capital shares outstanding	1,055,916
Net asset value per share	$12.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Interest	$781,987
Total investment income	781,987

Expenses:
Management fees	125,719
Distribution and service fees:
A-Class	39,577
C-Class	17,435
P-Class	128
Transfer agent/maintenance fees:
A-Class	14,793
C-Class	2,619
P-Class	192
Institutional Class	9,970
Registration fees	42,850
Fund accounting/administration fees	20,115
Trustees’ fees*	4,211
Line of credit fees	2,430
Custodian fees	1,247
Miscellaneous	34,520
Total expenses	315,806
Less:
Expenses waived by Adviser	(83,364)
Expenses reimbursed by Adviser:
A-Class	(19,213)
C-Class	(3,106)
P-Class	(202)
Institutional Class	(12,060)
Total waived/reimbursed expenses	(117,945)
Net expenses	197,861
Net investment income	584,126

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	174,691
Net realized gain	174,691
Net change in unrealized appreciation (depreciation) on:
Investments	(791,931)
Net change in unrealized appreciation (depreciation)	(791,931)
Net realized and unrealized loss	(617,240)
Net decrease in net assets resulting from operations	$(33,114)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$584,126	$1,254,911
Net realized gain on investments	174,691	97,853
Net change in unrealized appreciation (depreciation) on investments	(791,931)	(1,468,356)
Net decrease in net assets resulting from operations	(33,114)	(115,592)

Distributions to shareholders from:
Net investment income
A-Class	(364,175)	(738,549)
C-Class	(27,091)	(60,391)
P-Class	(1,176)	(3,433)
Institutional Class	(191,684)	(452,538)
Total distributions to shareholders	(584,126)	(1,254,911)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,282,892	5,199,658
C-Class	187,841	635,500
P-Class	5,343	1,524,469
Institutional Class	2,977,864	8,142,777
Distributions reinvested
A-Class	237,362	452,402
C-Class	18,819	39,874
P-Class	1,171	3,433
Institutional Class	149,232	328,132
Cost of shares redeemed
A-Class	(6,479,475)	(12,747,143)
C-Class	(1,042,169)	(1,820,406)
P-Class	(82,171)	(1,502,111)
Institutional Class	(5,603,322)	(16,080,038)
Net decrease from capital share transactions	(8,346,613)	(15,823,453)
Net decrease in net assets	(8,963,853)	(17,193,956)

Net assets:
Beginning of period	53,307,841	70,501,797
End of period	$44,343,988	$53,307,841
Accumulated net investment loss at end of period	$(1)	$(1)

Capital share activity:
Shares sold
A-Class	101,135	409,886
C-Class	14,811	50,491
P-Class	421	122,127
Institutional Class	235,334	644,462
Shares issued from reinvestment of distributions
A-Class	18,775	36,078
C-Class	1,489	3,184
P-Class	93	274
Institutional Class	11,802	26,193
Shares redeemed
A-Class	(512,836)	(1,016,892)
C-Class	(82,628)	(146,400)
P-Class	(6,558)	(120,222)
Institutional Class	(443,623)	(1,293,270)
Net decrease in shares	(661,785)	(1,284,089)

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.70	$12.86	$12.52	$12.51	$11.59	$12.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.27	.26	.29	.36	.38
Net gain (loss) on investments (realized and unrealized)	(.15)	(.15)	.34	.01	.92	(1.00)
Total from investment operations	—	.12	.60	.30	1.28	(.62)
Less distributions from:
Net investment income	(.15)	(.28)	(.26)	(.29)	(.36)	(.38)
Total distributions	(.15)	(.28)	(.26)	(.29)	(.36)	(.38)
Net asset value, end of period	$12.55	$12.70	$12.86	$12.52	$12.51	$11.59

Total Return[f]	(0.04%)	0.94%	4.85%	2.39%	11.20%	(5.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,169	$33,515	$41,283	$49,086	$44,090	$50,463
Ratios to average net assets:
Net investment income (loss)	2.30%	2.19%	2.06%	2.28%	3.00%	3.04%
Total expenses	1.26%	1.20%	1.18%	1.17%	1.29%	1.14%
Net expenses[c,e]	0.81%	0.82%	0.81%	0.81%	0.83%	0.82%
Portfolio turnover rate	5%	31%	61%	80%	173%	91%

C-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.69	$12.86	$12.52	$12.50	$11.59	$12.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.18	.16	.19	.27	.28
Net gain (loss) on investments (realized and unrealized)	(.15)	(.17)	.35	.02	.91	(.98)
Total from investment operations	(.05)	.01	.51	.21	1.18	(.70)
Less distributions from:
Net investment income	(.10)	(.18)	(.17)	(.19)	(.27)	(.29)
Total distributions	(.10)	(.18)	(.17)	(.19)	(.27)	(.29)
Net asset value, end of period	$12.54	$12.69	$12.86	$12.52	$12.50	$11.59

Total Return[f]	(0.41%)	0.12%	4.06%	1.71%	10.28%	(5.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,890	$3,768	$5,008	$2,472	$1,082	$1,495
Ratios to average net assets:
Net investment income (loss)	1.55%	1.44%	1.26%	1.54%	2.24%	2.30%
Total expenses	2.07%	1.92%	1.89%	1.87%	2.08%	1.93%
Net expenses[c,e]	1.56%	1.57%	1.56%	1.56%	1.58%	1.57%
Portfolio turnover rate	5%	31%	61%	80%	173%	91%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017		Year Ended September 30, 2016	Period Ended September 30, 2015[d]
Per Share Data
Net asset value, beginning of period	$12.70	$12.86		$12.52	$12.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.25		.26	.13
Net gain (loss) on investments (realized and unrealized)	(.15)	(.14)		.34	(.12)
Total from investment operations	—	.11		.60	.01
Less distributions from:
Net investment income	(.15)	(.27)		(.26)	(.13)
Total distributions	(.15)	(.27)		(.26)	(.13)
Net asset value, end of period	$12.55	$12.70		$12.86	$12.52

Total Return[f]	(0.04%)	0.89%		4.86%	0.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34	$111		$84	$10
Ratios to average net assets:
Net investment income (loss)	2.30%	2.01%		2.00%	2.46%
Total expenses	1.52%	1.27%		1.21%	3.17%
Net expenses[c,e]	0.81%	0.82	%d	0.79%	0.81%
Portfolio turnover rate	5%	31%		61%	80%

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.71	$12.87	$12.53	$12.51	$11.60	$12.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.30	.29	.32	.39	.40
Net gain (loss) on investments (realized and unrealized)	(.16)	(.15)	.34	.02	.91	(.98)
Total from investment operations	—	.15	.63	.34	1.30	(.58)
Less distributions from:
Net investment income	(.16)	(.31)	(.29)	(.32)	(.39)	(.41)
Total distributions	(.16)	(.31)	(.29)	(.32)	(.39)	(.41)
Net asset value, end of period	$12.55	$12.71	$12.87	$12.53	$12.51	$11.60

Total Return[f]	0.01%	1.19%	5.11%	2.73%	11.38%	(4.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,251	$15,914	$24,126	$8,564	$6,451	$6,343
Ratios to average net assets:
Net investment income (loss)	2.55%	2.43%	2.24%	2.53%	3.23%	3.35%
Total expenses	1.05%	0.88%	0.84%	0.89%	0.97%	0.93%
Net expenses[c,e]	0.56%	0.57%	0.56%	0.56%	0.58%	0.57%
Portfolio turnover rate	5%	31%	61%	80%	173%	91%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[e]	Net expense may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14
A-Class	0.80%	0.80%	0.80%	0.80%	0.80%
C-Class	1.55%	1.55%	1.55%	1.55%	1.54%
P-Class	0.80%	0.80%	0.78%	0.81%	—
Institutional Class	0.55%	0.55%	0.55%	0.55%	0.55%

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares of the Fund are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by the Investment Advisers may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 29, 2018, the Trust consisted of nineteen funds.

As of January 1, 2012, A-Class, C-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the Diversified Income Fund, High Yield Fund, Investment Grade Bond Fund, Limited Duration Fund and Municipal Income Fund (the “Funds”), each a diversified investment company. Only A-Class, C-Class, P-Class, and Institutional Class shares had been issued by the Funds. R6-Class shares had been issued by the High Yield Fund only.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM”), which operate under Guggenheim Investments (“GI”), provide advisory services. Guggenheim Funds Distributors, LLC (“GFD” or the “Distributor”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

GPIM, an affiliate of GI, serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ NAV calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00PM. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liabilities) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Senior Loans

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 29, 2018.

(d) Interests in Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(g) Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(h) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(i) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Income from residual collateralized loan obligations is recognized using effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively. Cash flows received in excess of the effective yield are reflected as a return of capital.

(j) Distributions

The Funds declare dividends from investment income daily, except for Diversified Income Fund, which declares monthly. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

(k) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(l) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(m) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(n) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(o) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Notional Purchased
Investment Grade Bond Fund	Duration, Hedge	13,800,466
Limited Duration Fund	Hedge	92,979,399

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Investment Grade Bond Fund	Duration, Hedge	$—	$117,945,000
Limited Duration Fund	Duration, Hedge	—	86,600,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use, and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Value
Fund	Use	Purchased	Sold
High Yield Fund	Hedge	$22,130,272	$49,966
Investment Grade Bond Fund	Hedge, Income	29,156,963	4,103,186
Limited Duration Fund	Hedge, Income	552,741,410	26,417,842

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Interest rate contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
	Variation margin on interest rate swap agreements	Variation margin on interest rate swap agreements
Equity contracts	Investments in unaffiliated issuers, at value

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 29, 2018:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Options Purchased Equity Risk	Forward Foreign Currency Exchange Contracts Risk	Total Value at March 29, 2018
High Yield Fund	$—	$—	$34,549	$34,549
Investment Grade Bond Fund	2,331,145	453,685	409,729	3,194,559
Limited Duration Fund	1,009,278	3,060,918	1,961,697	6,031,893

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Options Purchased Equity Risk	Forward Foreign Currency Exchange Contracts Risk	Total Value at March 29, 2018
High Yield Fund	$—	$—	$136,917	$136,917
Investment Grade Bond Fund	—	—	51,167	51,167
Limited Duration Fund	317,957	—	1,970,069	2,288,026

*	Includes cumulative appreciation (depreciation) of centrally cleared interest rate swap agreements as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Equity contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Currency contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Net realized gain (loss) on forward foreign currency exchange contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 29, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Options Written Interest Rate Risk	Options Purchased Interest Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Contracts Risk	Total
High Yield Fund	$—	$—	$—	$—	$(530,732)	$(530,732)
Investment Grade Bond Fund	943,214	164,376	(550,095)	—	(194,509)	362,986
Limited Duration Fund	2,925,445	—	(1,062,040)	—	(10,175,824)	(8,312,419)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Options Written Interest Rate Risk	Options Purchased Interest Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Contracts Risk	Total
High Yield Fund	$—	$—	$—	$—	$(157,598)	$(157,598)
Investment Grade Bond Fund	1,978,009	(156,385)	514,375	(269,743)	342,543	2,408,799
Limited Duration Fund	691,321	—	969,111	(1,814,506)	(1,742,976)	(1,897,050)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypotheticated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

		Gross	Gross Amounts Offset In the	Net Amount of Assets Presented on	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Amounts of Recognized Assets[1]	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$34,549	$—	$34,549	$—	$—	$34,549
Investment Grade Bond Fund	Options contracts	453,685	—	453,685	—	(453,685)	—
	Forward foreign currency exchange contracts	409,729	—	409,729	(40,191)	(300,000)	69,538
Limited Duration Fund	Options contracts	3,060,918	—	3,060,918	—	(3,060,918)	—
	Forward foreign currency exchange contracts	1,961,697	—	1,961,697	(1,185,376)	(90,000)	686,321

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

		Gross	Gross Amounts Offset In the	Net Amount of Liabilities Presented on	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Amounts of Recognized Liabilities[1]	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$136,917	$—	$136,917	$—	$—	$136,917
Investment Grade Bond Fund	Forward foreign currency exchange contracts	51,167	—	51,167	(40,191)	—	10,976
Limited Duration Fund	Forward foreign currency exchange contracts	1,970,069	—	1,970,069	(1,185,376)	(781,939)	2,754

[1]	Centrally cleared swaps are excluded from these reported amounts.

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Fund	Counterparty/Clearing Agent	Asset Type	Cash Pledged	Cash Received
Investment Grade Bond Fund	Goldman Sachs	Forward foreign currency exchange contracts	$—	$300,000
	BofA Merrill Lynch	Interest rate swaps agreements and options	2,058,000	2,323,717
Investment Grade Bond Fund Total			2,058,000	2,623,717
Limited Duration Fund	Deutsche Bank	Forward foreign currency exchange contracts	320,000	—
	Morgan Stanley	Forward foreign currency exchange contracts	—	90,000
	Barclays	Forward foreign currency exchange contracts	910,000	—
	Goldman Sachs	Forward foreign currency exchange contracts	490,000	—
	BNP Paribas	Repurchase agreements	762,000	—
	BofA Merrill Lynch	Interest rate swaps agreements and options	2,610,000	5,807,765
	Citigroup	Forward foreign currency exchange contracts	—	294,213
	JPMorgan Chase and Co.	Forward foreign currency exchange contracts	1,310,000	—
Limited Duration Fund Total			6,402,000	6,191,978

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Diversified Income Fund	0.75%
High Yield Fund	0.60%
Investment Grade Bond Fund	0.39%*
Limited Duration Fund	0.39%**
Municipal Income Fund	0.50%

*	Prior to November 20, 2017, the Fund’s advisory fee was 50 basis points (0.50%) and a breakpoint of 5 basis points (0.05%) on average daily net assets above $5 billion applied to the Fund’s advisory fees.
**	Prior to November 20, 2017, the Fund’s advisory fee was 45 basis points (0.45%).

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Funds have adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Diversified Income Fund — A-Class	1.30%	01/29/16	02/01/19
Diversified Income Fund — C-Class	2.05%	01/29/16	02/01/19
Diversified Income Fund — P-Class	1.30%	01/29/16	02/01/19
Diversified Income Fund — Institutional Class	1.05%	01/29/16	02/01/19
High Yield Fund — A-Class	1.16%	11/30/12	02/01/19
High Yield Fund — C-Class	1.91%	11/30/12	02/01/19
High Yield Fund — P-Class	1.16%	05/01/15	02/01/19
High Yield Fund — R6-Class*	0.91%	05/15/17	02/01/19
High Yield Fund — Institutional Class	0.91%	11/30/12	02/01/19
Investment Grade Bond Fund — A-Class	0.79%**	11/30/12	02/01/20
Investment Grade Bond Fund — C-Class	1.54%**	11/30/12	02/01/20
Investment Grade Bond Fund — P-Class	0.79%**	05/01/15	02/01/20
Investment Grade Bond Fund — Institutional Class	0.50%**	11/30/12	02/01/20
Limited Duration Fund — A-Class	0.75%***	12/01/13	02/01/20
Limited Duration Fund — C-Class	1.50%***	12/01/13	02/01/20
Limited Duration Fund — P-Class	0.75%***	05/01/15	02/01/20
Limited Duration Fund — Institutional Class	0.50%***	12/01/13	02/01/20
Municipal Income Fund — A-Class	0.80%	11/30/12	02/01/19
Municipal Income Fund — C-Class	1.55%	11/30/12	02/01/19
Municipal Income Fund — P-Class	0.80%	05/01/15	02/01/19
Municipal Income Fund — Institutional Class	0.55%	11/30/12	02/01/19

*	Since the commencement of operations: May 15, 2017
**	Prior to November 20, 2017, the Fund’s limits were 1.00% for A-Class, 1.75% for C-Class, 1.00% for P-Class and 0.75% for Institutional Class.
***	Prior to November 20, 2017, the Fund’s limits were 0.80% for A-Class, 1.55% for C-Class, 0.80% for P-Class and 0.55% for Institutional Class.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Fund Total
Diversified Income Fund
A-Class	$—	$1,312	$3,873	$2,537	$7,722
C-Class	—	1,196	3,893	2,599	7,688
P-Class	—	1,156	3,402	2,316	6,874
Institutional Class	—	53,207	148,686	100,389	302,282
High Yield Fund
A-Class	$15,898	$12,450	$19,016	$13,716	$61,080
C-Class	2,190	4,537	5,167	1,232	13,126
P-Class	—	7,071	8,410	4,376	19,857
Institutional Class	—	—	17,696	21,695	39,391
R-Class	—	—	—	—	—
Investment Grade Bond Fund
A-Class	$109,791	$73,385	$77,376	$84,385	$344,937
C-Class	40,125	35,023	25,128	23,134	123,410
P-Class	—	—	5,909	15,130	21,039
Institutional Class	—	—	26,962	56,327	83,289
Limited Duration Fund
A-Class	$66,925	$171,814	$152,459	$137,794	$528,992
C-Class	5,382	31,279	31,774	25,581	94,016
P-Class	—	1,275	41,567	57,975	100,817
Institutional Class	107,741	287,680	442,161	426,808	1,264,390
Municipal Income Fund
A-Class	$181,845	$178,718	$125,964	$71,706	$558,233
C-Class	6,114	13,957	14,699	8,856	43,626
P-Class	22	169	758	364	1,313
Institutional Class	26,091	36,640	58,021	37,019	157,771

For the period ended March 29, 2018, GI recouped amounts from the Funds as follows:

High Yield Fund	$2,364
Investment Grade Bond Fund	15,464
Limited Duration Fund	143

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 29, 2018, the Diversified Income Fund, Investment Grade Bond Fund and Limited Duration Fund waived $14,610, $8,182 and $104,525 respectively, related to investments in affiliated funds.

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

Certain trustees and/or officers of the Trust are also officers of GI and GFD. The Trust does not compensate its officers or trustees who are officers, directors, and/or employees of GI or GFD.

At March 29, 2018, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Diversified Income Fund	98%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Note 6 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 29, 2018, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 29, 2018	Average Balance Outstanding	Average Interest Rate
High Yield Fund	180	$41,126,852	$46,271,655	1.79%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP:

	Gross	Gross Amounts Offset In the	Net Amount of Liabilities Presented on	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Liabilities	Statement of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
High Yield Fund	$41,126,852	$—	$41,126,852	$41,126,852	$—	$—

As of March 29, 2018, there was $41,044,235 in reverse repurchase agreements outstanding, exclusive of accrued interest. As of March 29,2018, High Yield Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Range of Interest Rate	Maturity Dates	Face Value
Barclays	(0.75)%-1.50%	Open Maturity	$6,708,281
BofA Merril Lynch	2.20%	Open Maturity	1,213,844
BNP Paribas	2.25%-2.41%	04/06/18-04/20/18	13,370,000
Royal Bank of Canada	2.28%-2.53%	04/06/18-04/27/18	12,139,875
Societe Generale	2.25%	04/12/18	7,612,235
			$41,044,235

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Funds:

Portfolio Name	Asset Type	For disclosure Overnight and Continuous	Up to 30 days	Grand Total
High Yield Fund	Corporate Bonds	$7,925,252	$33,201,600	$41,126,852
Gross amount of recognized liabilities for reverse repurchase agreements		$7,925,252	$33,201,600	$41,126,852

Note 7 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain/(Loss)
Diversified Income Fund	$5,745,324	$263,444	$(14,095)	$249,349
High Yield Fund	534,587,900	6,185,642	(17,912,243)	(11,726,601)
Investment Grade Bond Fund	445,716,512	5,066,873	(7,334,849)	(2,267,976)
Limited Duration Fund	2,977,440,993	13,198,496	(10,803,351)	2,395,145
Municipal Income Fund	43,860,229	1,151,114	(545,812)	605,302

Note 8 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Diversified Income Fund	$1,414,325	$1,166,072
High Yield Fund	209,449,000	271,030,262
Investment Grade Bond Fund	168,384,398	118,394,587
Limited Duration Fund	995,144,010	550,895,190
Municipal Income Fund	2,435,319	12,231,517

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 29, 2018, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Fund	Purchases	Sales	Realized Gain
High Yield Fund	$25,189,585	$20,018,141	$379,823
Investment Grade Bond Fund	801,855	—	—
Limited Duration Fund	1,947,618	484,500	3,628

Note 9 – Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 29, 2018. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 29, 2018, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Limited Duration Fund
	Mavis Tire Express Services Corp.	02/28/25	$758,987	$—	*
High Yield Fund
	Acosta, Inc.	09/26/19	511,111	83,990
	Advantage Sales & Marketing LLC	07/25/19	1,100,000	37,308
	BBB Industries, LLC	11/04/19	614,286	26,866
	Boyne USA, Inc.	03/13/19	1,850,000	—
	Bullhorn, Inc.	11/21/22	275,340	9,377
	Cypress Intermediate Holdings III, Inc.	04/27/22	750,000	75,911
	Epicor Software	06/01/20	1,000,000	53,894
	Hillman Group, Inc.	06/28/19	550,000	15,125
	ICP Industrial, Inc.	11/03/23	260,343	1,197
	Learning Care Group (US), Inc.	05/05/19	500,000	27,073
	Lytx, Inc.	08/31/22	105,263	11,645
	Mavis Tire Express Services Corp.	02/28/25	400,193	—
	MRI Software LLC	06/30/23	454,750	11,911
	National Technical Systems	06/12/21	250,000	16,687
	Packaging Coordinators Midco, Inc.	07/01/21	1,500,000	122,122
	Recess Holdings, Inc.	09/30/24	166,667	387
	Signode Industrial Group US, Inc.	05/01/19	1,800,000	12,225
	Solera LLC	03/03/21	1,250,000	103,029
	Wencor Group	06/19/19	570,000	16,342
			$13,907,953	$625,089
Investment Grade Bond Fund
	Mavis Tire Express Services Corp.	02/28/25	110,398	—	*

*	Security has a market value of $0.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	$272,933	$63,650
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22[3]	01/08/14	375,036	47,885
			647,969	111,535
High Yield Fund
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22[3]	03/12/15	139,296	26,603
			139,296	26,603
Investment Grade Bond Fund
	Aurora Military Housing LLC
	6.89% due 01/15/47	12/02/15	833,166	895,191
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	468,542	488,520
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	328,898	327,063
	Central Storage Safety Project Trust
	4.82% due 02/1/38	03/20/18	1,026,737	1,037,460
	Copper River CLO Ltd.[2]
	2007-1A, due 01/20/21	05/09/14	382,098	89,110
	Highland Park CDO I Ltd.
	2006-1A, 2.34% (3 Month USD LIBOR + 0.40%) due 11/25/51[2,4]	07/01/16	358,469	368,304
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	591,752	536,773
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/1/50	10/07/16	1,227,123	1,275,569
	Offutt AFB America First Community LLC
	5.46% due 09/1/50	11/30/16	1,815,727	1,920,251
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	424,276
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	491,179	497,801
	Woodbourne Capital Trust I 3.61% (1 Month USD
	LIBOR + 2.50%)[1,4,5]	01/20/06	954,588	736,443
	Woodbourne Capital Trust II 3.60% (1 Month USD
	LIBOR + 2.50%)[1,4,5]	01/20/06	954,588	736,443
	Woodbourne Capital Trust III 3.61% (1 Month USD
	LIBOR + 2.50%)[1,4,5]	01/20/06	954,589	736,442
	Woodbourne Capital Trust IV 3.61% (1 Month USD
	LIBOR + 2.50%)[1,4,5]	01/20/06	954,589	736,442
			$11,742,045	$10,806,088

[1]	Non-income producing security
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.
[4]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Perpetual maturity.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 11 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.68% at March 29, 2018, plus 1/2 of 1%. The Funds paid upfront costs of $982,952 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

The allocated commitment fee amount for the each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

Note 12 – Legal Proceedings

Motors Liquidation Company

On or about June of 2015, the Guggenheim High Yield Fund was served and became a party to the case entitled Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary Proceeding No. 09-00504 (MG) (Bankr. S.D.N.Y.), brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The lawsuit was initially filed in the United States Bankruptcy Court for the Southern District of New York on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company (f/k/a General Motors) against the former holders of an approximately $1.5 billion term loan issued pursuant to a term loan agreement, dated as of November 29, 2006 (the “Term Loan”), between General Motors, as borrower, JPMorgan Chase Bank, N.A., as administrative agent (“JPMorgan”), and various institutions as lenders, including the Guggenheim High Yield Fund (f/k/a Security Income Fund – High Yield Series). The Term Loan lenders received a full repayment of the Term Loan pursuant to a June 1, 2009 court order issued in connection with the General Motors chapter 11 bankruptcy filing. The plaintiff is seeking a court order that the lenders return at least a portion of the proceeds received in 2009 based on the contention that certain UCC financing statements securing the indebtedness due under the Term Loan were terminated (thus releasing collateral secured by the UCC financing statement), rendering the Term Loan under-secured or completely unsecured. As a result, the lawsuit alleges that the Term Loan lenders were at least partially unsecured creditors at the time General Motors filed for bankruptcy, and should not have been paid as fully secured creditors.

After being served, the Guggenheim High Yield Fund filed a motion to dismiss the lawsuit on November 19, 2015. On June 30, 2016, the Bankruptcy Court denied the motion to dismiss, holding that the orders extending the time to serve defendants were valid. On July 14, 2016, the Guggenheim High Yield Fund filed a motion for leave to file an interlocutory appeal of the Bankruptcy Court’s decision, which was denied on March 8, 2017.

On December 18, 2015, the Guggenheim High Yield Fund filed cross-claims against co-defendant JPMorgan related to JPMorgan’s actions as administrative agent in connection with the Term Loan and the termination of the UCC financing statements. Discovery is currently stayed pending the outcome of the below referenced mediation.

On November 10, 2016, the Motors Trust filed a stipulation and proposed order dismissing its third claim for relief as set forth in its amended complaint, which was so Ordered on November 17, 2016.

On April 24, 2017, a trial in commenced in the Bankruptcy Court for the Southern District of New York on the collateral status and valuation of 40 representative assets (the “Representative Asset Trial”). The evidentiary potion of the trial concluded on May 5, 2017, and closing arguments were held on June 5, 2017.

On September 26, 2017, the Bankruptcy Court issued its decision. The Court held that 33 of the 40 assets at issue (the “Representative Assets”) were fixtures and that the majority of the Representative Assets should be valued on a going concern basis. The Avoidance Trust sought leave to appeal portions of the decision on October 10, 2017.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The parties agreed to attend mediation in front of David Geronemus, Esq. in an attempt to consensually resolve the dispute. While no resolution has been reached yet, the mediation remains ongoing.

This lawsuit does not allege any wrongdoing on the part of the Guggenheim High Yield Fund and the Fund intends to vigorously defend the matter. If the plaintiff is successful, it is reasonably possible that the Guggenheim High Yield Fund will be required to make payments in some amount (but not likely to exceed approximately $1,000,000), although the Fund may recover some or all of this amount from its cross-claims against co-defendant JPMorgan. At this stage of the proceedings, the Guggenheim High Yield Fund is unable to make a reliable prediction as to the outcome of this lawsuit or the affect, if any, on the Fund’s net asset value.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Fund Board (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present). Former: Bennett Group of Funds (2011-2013);
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief executive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is an “interested person” (as defined in Section 2(a)(1a) of the 1940 Act) (“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Mid Cap Value Fund

GuggenheimInvestments.com	SBMCV-SEMI-0318x0918

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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Guggenheim Investments eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MID CAP VALUE FUND	8
NOTES TO FINANCIAL STATEMENTS	22
OTHER INFORMATION	30
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	31
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	38

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Mid Cap Value Fund (the “Fund”) for the semi-annual fiscal period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is also affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Mid Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Fund
A-Class	1.27%	2.57%	$ 1,000.00	$ 1,025.70	$ 6.34
C-Class	2.05%	2.22%	1,000.00	1,022.20	10.22
P-Class	1.26%	2.62%	1,000.00	1,026.20	6.30

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Mid Cap Value Fund
A-Class	1.27%	5.00%	$ 1,000.00	$ 1,018.60	$ 6.39
C-Class	2.05%	5.00%	1,000.00	1,014.71	10.30
P-Class	1.26%	5.00%	1,000.00	1,018.65	6.34

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]	Expenses in table 1 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
C-Class	January 29, 1999
P-Class	May 1, 2015

Ten Largest Holdings (% of Total Net Assets)
Zions Bancorporation	2.8%
KeyCorp	2.4%
E*TRADE Financial Corp.	2.0%
PVH Corp.	2.0%
Wintrust Financial Corp.	2.0%
Huntington Bancshares, Inc.	1.9%
DR Horton, Inc.	1.8%
OGE Energy Corp.	1.6%
UniFirst Corp.	1.6%
Unum Group	1.6%
Top Ten Total	19.7%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	2.57%	8.65%	8.66%	9.51%
A-Class Shares with sales charge‡	(2.29%)	3.48%	7.61%	8.86%
C-Class Shares	2.22%	7.83%	7.84%	8.70%
C-Class Shares with CDSC§	1.29%	6.85%	7.84%	8.70%
Russell 2500 Value Index	1.49%	5.72%	9.88%	9.34%

		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		2.62%	8.68%	9.35%
Russell 2500 Value Index		1.49%	5.72%	7.80%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective February 22, 2011, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the 1 Year, 5 Year and 10 Year average annual returns (based on subscriptions made prior to February 22, 2011), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after February 22, 2011.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
MID CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.4%

Financial - 31.7%
Zions Bancorporation	247,593	$13,055,579
KeyCorp	582,486	11,387,601
E*TRADE Financial Corp.*	171,255	9,489,240
Wintrust Financial Corp.	106,726	9,183,772
Huntington Bancshares, Inc.	573,274	8,656,438
Unum Group	152,454	7,258,335
Radian Group, Inc.	345,826	6,584,527
Alleghany Corp.	10,704	6,576,965
Equity Commonwealth REIT*	211,651	6,491,336
Umpqua Holdings Corp.	257,151	5,505,603
Alexandria Real Estate Equities, Inc. REIT	43,643	5,450,574
Prosperity Bancshares, Inc.	73,237	5,319,203
Howard Hughes Corp.*	37,553	5,224,749
Sun Communities, Inc. REIT	49,124	4,488,460
Cousins Properties, Inc. REIT	450,768	3,912,666
IBERIABANK Corp.	46,833	3,652,974
Pinnacle Financial Partners, Inc.	53,380	3,426,996
National Storage Affiliates Trust REIT	127,313	3,193,010
CoreCivic, Inc. REIT	153,736	3,000,927
Redwood Trust, Inc. REIT	183,428	2,837,631
LaSalle Hotel Properties REIT	88,742	2,574,405
Camden Property Trust REIT	30,148	2,537,859
Customers Bancorp, Inc.*	84,893	2,474,631
Lexington Realty Trust REIT	305,773	2,406,434
Federal Agricultural Mortgage Corp. — Class C	27,313	2,376,777
Voya Financial, Inc.	45,824	2,314,112
Piedmont Office Realty Trust, Inc. — Class A REIT	129,331	2,274,932
Physicians Realty Trust REIT	140,648	2,189,889
EastGroup Properties, Inc. REIT	14,469	1,196,008
First Industrial Realty Trust, Inc. REIT	40,407	1,181,097
Seacoast Banking Corporation of Florida*	42,723	1,130,878
Total Financial		147,353,608

Industrial - 12.6%
Carlisle Companies, Inc.	65,236	6,811,291
FLIR Systems, Inc.	100,054	5,003,701
Crane Co.	50,407	4,674,745
WestRock Co.	72,541	4,654,956
Gentex Corp.	141,289	3,252,473
ITT, Inc.	62,668	3,069,479
Celadon Group, Inc.	754,880	2,793,056
KLX, Inc.*	34,455	2,448,372
Scorpio Tankers, Inc.	1,225,835	2,402,637
Oshkosh Corp.	30,035	2,320,805
Covenant Transportation Group, Inc. — Class A*	75,370	2,248,287
Jacobs Engineering Group, Inc.	37,803	2,236,048
GasLog Ltd.	133,381	2,194,117
Greif, Inc. — Class A	41,821	2,185,147
Hub Group, Inc. — Class A*	51,283	2,146,194
Fabrinet*	60,659	1,903,479
Park Electrochemical Corp.	107,931	1,817,558
Kirby Corp.*	19,570	1,505,911
TriMas Corp.*	56,886	1,493,257
Rexnord Corp.*	42,906	1,273,450
Valmont Industries, Inc.	8,022	1,173,619
Astec Industries, Inc.	19,874	1,096,647
Total Industrial		58,705,229

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MID CAP VALUE FUND

	Shares	Value

Consumer, Non-cyclical - 12.2%
Ingredion, Inc.	53,827	$6,939,377
Hormel Foods Corp.	175,820	6,034,142
Emergent BioSolutions, Inc.*	113,927	5,998,256
Bunge Ltd.	79,882	5,906,475
Premier, Inc. — Class A*	124,090	3,885,258
Encompass Health Corp.	64,208	3,670,771
Eagle Pharmaceuticals, Inc.*	65,510	3,451,722
Myriad Genetics, Inc.*	113,534	3,354,930
Hostess Brands, Inc.*	178,559	2,640,888
Perrigo Company plc	30,037	2,503,283
SP Plus Corp.*	65,325	2,325,570
Fresh Del Monte Produce, Inc.	48,817	2,208,481
ACCO Brands Corp.	137,976	1,731,599
Quest Diagnostics, Inc.	13,575	1,361,573
Inovio Pharmaceuticals, Inc.*	285,661	1,345,463
Dermira, Inc.*	162,722	1,300,149
Central Garden & Pet Co. — Class A*	31,849	1,261,539
Smart & Final Stores, Inc.*	127,805	709,318
Total Consumer, Non-cyclical		56,628,794

Consumer, Cyclical - 11.5%
PVH Corp.	61,433	9,302,799
DR Horton, Inc.	189,635	8,313,598
UniFirst Corp.	45,058	7,283,626
Caleres, Inc.	114,701	3,853,954
Lennar Corp. — Class A	61,838	3,644,732
American Eagle Outfitters, Inc.	174,856	3,484,880
GMS, Inc.*	108,912	3,328,351
PACCAR, Inc.	40,635	2,688,818
JetBlue Airways Corp.*	126,845	2,577,490
Unifi, Inc.*	66,241	2,401,236
Acushnet Holdings Corp.	101,371	2,340,656
Goodyear Tire & Rubber Co.	70,824	1,882,502
Movado Group, Inc.	41,451	1,591,718
Alaska Air Group, Inc.	15,883	984,111
Lennar Corp. — Class B	1,265	60,328
Total Consumer, Cyclical		53,738,799

Utilities - 8.5%
OGE Energy Corp.	232,818	7,629,446
Ameren Corp.	107,391	6,081,552
Portland General Electric Co.	124,750	5,053,622
Pinnacle West Capital Corp.	59,980	4,786,404
Black Hills Corp.	75,090	4,077,387
AES Corp.	349,829	3,977,556
UGI Corp.	88,586	3,934,990
ONE Gas, Inc.	43,958	2,902,107
Edison International	18,189	1,157,912
Total Utilities		39,600,976

Energy - 7.9%
Whiting Petroleum Corp.*	176,404	5,969,511
Marathon Oil Corp.	339,473	5,475,699
Rowan Companies plc — Class A*	441,189	5,091,321
Hess Corp.	92,958	4,705,534
Oasis Petroleum, Inc.*	555,603	4,500,384
Range Resources Corp.	277,596	4,036,246
Andeavor	36,248	3,645,099
WildHorse Resource Development Corp.*	72,722	1,388,263
MRC Global, Inc.*	81,949	1,347,242
Gulfport Energy Corp.*	90,204	870,469
Total Energy		37,029,768

Communications - 5.0%
Infinera Corp.*	583,258	6,334,182
Ciena Corp.*	234,293	6,068,189
Viavi Solutions, Inc.*	347,381	3,376,543
Finisar Corp.*	204,886	3,239,248
Oclaro, Inc.*	319,424	3,053,693
Acacia Communications, Inc.*	33,521	1,289,218
Total Communications		23,361,073

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MID CAP VALUE FUND

	Shares	Value

Technology - 4.5%
Cray, Inc.*	296,662	$6,140,904
Conduent, Inc.*	233,622	4,354,714
Qorvo, Inc.*	60,690	4,275,610
Maxwell Technologies, Inc.*	578,897	3,432,859
Super Micro Computer, Inc.*	162,622	2,764,574
Total Technology		20,968,661

Basic Materials - 4.5%
Reliance Steel & Aluminum Co.	68,300	5,856,042
Nucor Corp.	90,486	5,527,790
Westlake Chemical Corp.	46,660	5,186,259
Alcoa Corp.*	49,864	2,241,885
Tahoe Resources, Inc.	447,792	2,100,145
Total Basic Materials		20,912,121

Total Common Stocks
(Cost $397,967,510)		458,299,029

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2,4	858,334	251
Total Convertible Preferred Stocks
(Cost $819,654)		251

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[3]	10,050,907	10,050,907
Total Money Market Fund
(Cost $10,050,907)		10,050,907

Total Investments - 100.6%
(Cost $408,838,071)		$468,350,187
Other Assets & Liabilities, net - (0.6)%		(3,003,258)
Total Net Assets - 100.0%		$465,346,929

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $251, (cost $819,654) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of March 29, 2018.
[4]	Illiquid security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
MID CAP VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$458,299,029	$—	$—	$458,299,029
Convertible Preferred Stocks	—	—	251	251
Money Market Fund	10,050,907	—	—	10,050,907
Total Assets	$468,349,936	$—	$251	$468,350,187

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE FUND

March 29, 2018

Assets:
Investments, at value (cost $408,838,071)	$468,350,187
Cash	91,530
Prepaid expenses	76,929
Receivables:
Dividends	609,420
Fund shares sold	73,675
Interest	9,253
Total assets	469,210,994

Liabilities:
Payable for:
Securities purchased	2,319,424
Fund shares redeemed	349,728
Management fees	293,552
Distribution and service fees	152,049
Transfer agent/maintenance fees	46,641
Trustees’ fees*	37,951
Fund accounting/administration fees	31,988
Miscellaneous	632,732
Total liabilities	3,864,065
Net assets	$465,346,929

Net assets consist of:
Paid in capital	$376,975,185
Undistributed net investment income	100,517
Accumulated net realized gain on investments	28,759,111
Net unrealized appreciation on investments	59,512,116
Net assets	$465,346,929

A-Class:
Net assets	$363,246,489
Capital shares outstanding	10,764,133
Net asset value per share	$33.75
Maximum offering price per share (Net asset value divided by 95.25%)	$35.43

C-Class:
Net assets	$80,609,842
Capital shares outstanding	3,306,558
Net asset value per share	$24.38

P-Class
Net assets	$21,490,598
Capital shares outstanding	641,098
Net asset value per share	$33.52

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE FUND

Period Ended March 29, 2018

Investment Income:
Dividends	$3,525,580
Interest	46,967
Total investment income	3,572,547

Expenses:
Management fees	1,849,200
Distribution and service fees:
A-Class	482,113
C-Class	426,422
P-Class	27,682
Transfer agent/maintenance fees:
A-Class	206,490
C-Class	57,083
P-Class	16,921
Fund accounting/administration fees	197,250
Trustees’ fees*	13,546
Custodian fees	8,466
Line of credit fees	6,029
Recoupment of previously waived fees:
A-Class	31,282
C-Class	7,044
P-Class	963
Miscellaneous	162,958
Total expenses	3,493,449
Less:
Expenses reimbursed by Adviser:
A Class	(11,926)
C Class	(3,075)
P Class	(6,418)
Total reimbursed expenses	(21,419)
Net expenses	3,472,030
Net investment income	100,517

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$32,588,027
Net change in unrealized appreciation (depreciation) on:
Investments	(19,127,231)
Net realized and unrealized gain	13,460,796
Net increase in net assets resulting from operations	$13,561,313

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$100,517	$(194,678)
Net realized gain on investments	32,588,027	81,130,196
Net change in unrealized appreciation (depreciation) on investments	(19,127,231)	16,183,764
Net increase in net assets resulting from operations	13,561,313	97,119,282

Distributions to shareholders from:
Net investment income
A-Class	—	(4,950,405)
C-Class	—	(780,189)
P-Class	—	(49,828)
Net realized gains
A-Class	(28,138,220)	(8,613,768)
C-Class	(8,265,848)	(2,669,531)
P-Class	(1,646,381)	(67,525)
Total distributions to shareholders	(38,050,449)	(17,131,246)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,519,686	33,025,435
C-Class	1,223,124	5,060,778
P-Class	2,667,384	21,412,776
Distributions reinvested
A-Class	27,178,864	12,673,600
C-Class	7,679,358	3,069,526
P-Class	1,641,967	117,352
Cost of shares redeemed
A-Class	(50,659,623)	(121,812,207)
C-Class	(9,547,249)	(32,586,919)
P-Class	(3,986,806)	(4,311,641)
Net decrease from capital share transactions	(16,283,295)	(83,351,300)
Net decrease in net assets	(40,772,431)	(3,363,264)

Net assets:
Beginning of period	506,119,360	509,482,624
End of period	$465,346,929	$506,119,360
Undistributed net investment income at end of period	$100,517	$—

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MID CAP VALUE FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	215,492	1,025,109
C-Class	47,926	210,740
P-Class	76,520	649,430
Shares issued from reinvestment of distributions
A-Class	788,250	398,539
C-Class	307,667	128,809
P-Class	47,941	3,715
Shares redeemed
A-Class	(1,448,133)	(3,691,342)
C-Class	(372,143)	(1,325,827)
P-Class	(115,114)	(134,810)
Net decrease in shares	(451,594)	(2,735,637)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FINANCIAL HIGHLIGHTS
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$35.37	$30.27	$30.86	$37.73	$38.15	$33.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.03	.30	.06	.03	.04
Net gain (loss) on investments (realized and unrealized)	.95	6.09	3.95	(2.24)	2.04	8.59
Total from investment operations	.98	6.12	4.25	(2.18)	2.07	8.63
Less distributions from:
Net investment income	—	(.37)	—	—	—	—
Net realized gains	(2.60)	(.65)	(4.84)	(4.69)	(2.49)	(3.53)
Total distributions	(2.60)	(1.02)	(4.84)	(4.69)	(2.49)	(3.53)
Net asset value, end of period	$33.75	$35.37	$30.27	$30.86	$37.73	$38.15

Total Return[c]	2.57%	20.62%	15.51%	(6.83%)	5.52%	28.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$363,246	$396,408	$407,883	$476,792	$1,017,208	$1,038,762
Ratios to average net assets:
Net investment income (loss)	0.17%	0.11%	1.04%	0.18%	0.08%	0.11%
Total expenses[g]	1.28%[h]	1.27%[h]	1.49%	1.42%	1.39%	1.39%
Net expenses[d]	1.27%[e]	1.27%[e]	1.49%	1.42%	1.39%	1.39%
Portfolio turnover rate	20%	55%	52%	84%	35%	23%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.33	$22.78	$24.54	$31.14	$32.13	$28.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.17)	.06	(.15)	(.21)	(.18)
Net gain (loss) on investments (realized and unrealized)	.73	4.55	3.02	(1.76)	1.71	7.27
Total from investment operations	.65	4.38	3.08	(1.91)	1.50	7.09
Less distributions from:
Net investment income	—	(.18)	—	—	—	—
Net realized gains	(2.60)	(.65)	(4.84)	(4.69)	(2.49)	(3.53)
Total distributions	(2.60)	(.83)	(4.84)	(4.69)	(2.49)	(3.53)
Net asset value, end of period	$24.38	$26.33	$22.78	$24.54	$31.14	$32.13

Total Return[c]	2.22%	19.63%	14.64%	(7.49%)	4.74%	27.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,610	$87,508	$98,176	$126,047	$192,942	$219,695
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.68%)	0.27%	(0.53%)	(0.65%)	(0.62%)
Total expenses[g]	2.06%[h]	2.07%[h]	2.27%	2.12%	2.12%	2.12%
Net expenses[d]	2.05%[e]	2.06%[e]	2.27%	2.12%	2.12%	2.12%
Portfolio turnover rate	20%	55%	52%	84%	35%	23%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS (continued)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$35.15	$30.18	$30.77	$33.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.01)	.14	.10
Net gain (loss) on investments (realized and unrealized)	.94	6.10	4.11	(3.24)
Total from investment operations	.97	6.09	4.25	(3.14)
Less distributions from:
Net investment income	—	(.47)	—	—
Net realized gains	(2.60)	(.65)	(4.84)	—
Total distributions	(2.60)	(1.12)	(4.84)	—
Net asset value, end of period	$33.52	$35.15	$30.18	$30.77

Total Return[c]	2.62%	20.57%	15.61%	(9.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,491	$22,203	$3,423	$57
Ratios to average net assets:
Net investment income (loss)	0.19%	0.02%	0.48%	0.71%
Total expenses[g]	1.32%[h]	1.25%[h]	1.32%	1.32%
Net expenses[d]	1.26%[e]	1.23%[e]	1.32%	1.32%
Portfolio turnover rate	20%	55%	52%	84%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
MID CAP VALUE FUND

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.01%	0.00%
C-Class	0.01%	0.00%
P-Class	0.00%	0.00%

[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Does not include expenses for the underlying funds in which the Fund invests.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fund waivers. Excluding these expenses, the net expense ratios for the periods would be:

	03/29/2018	09/30/2017
A-Class	1.27%	1.25%
C-Class	2.05%	2.04%
P-Class	1.26%	1.21%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Mid Cap Value Fund (the “Fund”), a diversified investment company. Only A-Class, C-Class and P-Class shares had been issued by the Fund.

Security Investors, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Fund’s semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s NAV calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(b) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) and unrealized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(g) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(h) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Mid Cap Value Fund – A-Class	1.42%	01/30/17	02/01/19
Mid Cap Value Fund – C-Class	2.12%	01/30/17	02/01/19
Mid Cap Value Fund – P-Class	1.32%	01/30/17	02/01/19

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement GI is entitled to recoupment of previously wavied fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Fund Total
Mid Cap Value Fund
A-Class	$—	$—	$19,356	$11,926	$31,282
C-Class	—	—	4,988	3,075	8,063
P-Class	—	—	1,878	6,418	8,296

For the period ended March 29, 2018, GI recouped $39,289 from the Fund.

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors, and/or employees of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Fund	$409,177,775	$88,057,994	$(28,885,582)	$59,172,412

Note 5 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Fund	$97,645,471	$147,387,550

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 29, 2018, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 6 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.68% at March 29, 2018 plus 1/2 of 1%. The Funds paid upfront costs of $982,952 to renew the line of credit.

The Fund did not have any borrowings under this Agreement as of and for the period ended March 29, 2018.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 7 – Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 29, 2018.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 29, 2018, was $473,594.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Fund Board (February 2018 – present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present). Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEES
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Exceutive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act)(“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Mid Cap Value Institutional Fund

GuggenheimInvestments.com	SBMCVI-SEMI-0318x0918

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MID CAP VALUE INSTITUTIONAL FUND	8
NOTES TO FINANCIAL STATEMENTS	18
OTHER INFORMATION	25
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	26
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	33

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Mid Cap Value Fund Institutional (the “Fund”) for the semi-annual fiscal period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Mid Cap Value Fund Institutional may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Institutional Fund	1.13%	2.64%	$ 1,000.00	$ 1,026.40	$ 5.65

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Mid Cap Value Institutional Fund	1.13%	5.00%	$ 1,000.00	$ 1,019.30	$ 5.69

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]	Expenses in table 1 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 3 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Zions Bancorporation	2.8%
KeyCorp	2.5%
E*TRADE Financial Corp.	2.0%
Wintrust Financial Corp.	2.0%
PVH Corp.	2.0%
Huntington Bancshares, Inc.	1.9%
DR Horton, Inc.	1.8%
OGE Energy Corp.	1.7%
Unum Group	1.6%
UniFirst Corp.	1.6%
Top Ten Total	19.9%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (07/11/08)
Mid Cap Value Institutional Fund	2.64%	8.56%	8.96%	10.56%
Russell 2500 Value Index	1.49%	5.72%	9.88%	10.18%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 98.2%

Financial - 31.5%
Zions Bancorporation	40,154	$2,117,321
KeyCorp	94,536	1,848,179
E*TRADE Financial Corp.*	27,451	1,521,060
Wintrust Financial Corp.	17,328	1,491,074
Huntington Bancshares, Inc.	92,835	1,401,809
Unum Group	25,053	1,192,774
Alleghany Corp.	1,714	1,053,150
Radian Group, Inc.	54,857	1,044,477
Equity Commonwealth REIT*	33,776	1,035,910
Umpqua Holdings Corp.	42,354	906,799
Alexandria Real Estate Equities, Inc. REIT	7,051	880,599
Prosperity Bancshares, Inc.	11,780	855,581
Howard Hughes Corp.*	5,992	833,667
Sun Communities, Inc. REIT	7,859	718,077
Cousins Properties, Inc. REIT	70,085	608,338
IBERIABANK Corp.	7,526	587,028
Pinnacle Financial Partners, Inc.	8,666	556,357
National Storage Affiliates Trust REIT	19,644	492,672
CoreCivic, Inc. REIT	24,695	482,046
Redwood Trust, Inc. REIT	29,386	454,601
Camden Property Trust REIT	4,922	414,334
LaSalle Hotel Properties REIT	13,698	397,379
Lexington Realty Trust REIT	48,777	383,875
Federal Agricultural Mortgage Corp. — Class C	4,361	379,494
Customers Bancorp, Inc.*	12,888	375,685
Voya Financial, Inc.	7,396	373,498
Piedmont Office Realty Trust, Inc. — Class A REIT	20,505	360,683
Physicians Realty Trust REIT	21,478	334,412
EastGroup Properties, Inc. REIT	2,336	193,094
First Industrial Realty Trust, Inc. REIT	6,524	190,697
Seacoast Banking Corporation of Florida*	6,936	183,596
Total Financial		23,668,266

Industrial - 12.5%
Carlisle Companies, Inc.	10,580	1,104,658
FLIR Systems, Inc.	16,462	823,265
Crane Co.	8,074	748,783
WestRock Co.	11,619	745,591
Gentex Corp.	22,479	517,466
ITT, Inc.	10,295	504,249
Celadon Group, Inc.	111,054	410,900
KLX, Inc.*	5,519	392,180
Scorpio Tankers, Inc.	194,987	382,174
Oshkosh Corp.	4,875	376,692
Covenant Transportation Group, Inc. — Class A*	12,236	365,000
Greif, Inc. — Class A	6,864	358,644
Jacobs Engineering Group, Inc.	6,055	358,153
GasLog Ltd.	21,395	351,948
Hub Group, Inc. — Class A*	8,214	343,756
Fabrinet*	9,748	305,892
Park Electrochemical Corp.	17,445	293,774
TriMas Corp.*	8,837	231,971
Kirby Corp.*	3,008	231,466
Rexnord Corp.*	6,958	206,514
Valmont Industries, Inc.	1,308	191,360
Astec Industries, Inc.	3,179	175,417
Total Industrial		9,419,853

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

Consumer, Non-cyclical - 12.1%
Ingredion, Inc.	8,718	$1,123,925
Hormel Foods Corp.	28,540	979,493
Emergent BioSolutions, Inc.*	18,500	974,025
Bunge Ltd.	12,970	959,002
Premier, Inc. — Class A*	20,044	627,578
Encompass Health Corp.	10,200	583,134
Eagle Pharmaceuticals, Inc.*	10,496	553,034
Myriad Genetics, Inc.*	18,402	543,779
Hostess Brands, Inc.*	28,960	428,318
Perrigo Company plc	4,617	384,781
SP Plus Corp.*	10,077	358,741
Fresh Del Monte Produce, Inc.	7,852	355,224
ACCO Brands Corp.	21,595	271,017
Inovio Pharmaceuticals, Inc.*	45,705	215,271
Dermira, Inc.*	26,562	212,230
Quest Diagnostics, Inc.	2,086	209,226
Central Garden & Pet Co. — Class A*	5,172	204,863
Smart & Final Stores, Inc.*	21,006	116,583
Total Consumer, Non-cyclical		9,100,224

Consumer, Cyclical - 11.5%
PVH Corp.	9,820	1,487,043
DR Horton, Inc.	30,313	1,328,922
UniFirst Corp.	7,202	1,164,203
Caleres, Inc.	18,143	609,605
Lennar Corp. — Class A	9,885	582,622
American Eagle Outfitters, Inc.	28,469	567,387
GMS, Inc.*	17,877	546,321
PACCAR, Inc.	6,504	430,370
JetBlue Airways Corp.*	20,989	426,497
Acushnet Holdings Corp.	16,367	377,914
Unifi, Inc.*	10,180	369,025
Goodyear Tire & Rubber Co.	11,486	305,298
Movado Group, Inc.	6,397	245,645
Alaska Air Group, Inc.	2,440	151,182
Lennar Corp. — Class B	208	9,919
Total Consumer, Cyclical		8,601,953

Utilities - 8.5%
OGE Energy Corp.	38,237	1,253,026
Ameren Corp.	17,167	972,167
Portland General Electric Co.	20,499	830,414
Pinnacle West Capital Corp.	9,762	779,008
AES Corp.	56,453	641,871
Black Hills Corp.	11,770	639,111
UGI Corp.	14,143	628,232
ONE Gas, Inc.	6,598	435,600
Edison International	2,935	186,842
Total Utilities		6,366,271

Energy - 8.0%
Whiting Petroleum Corp.*	28,957	979,905
Marathon Oil Corp.	55,646	897,570
Rowan Companies plc — Class A*	70,527	813,882
Hess Corp.	15,025	760,566
Oasis Petroleum, Inc.*	89,794	727,331
Range Resources Corp.	45,700	664,478
Andeavor	5,779	581,136
WildHorse Resource Development Corp.*	11,781	224,899
MRC Global, Inc.*	11,351	186,611
Gulfport Energy Corp.*	14,537	140,282
HydroGen Corp.*,†††,1,2	1,265,700	1
Total Energy		5,976,661

Communications - 5.1%
Infinera Corp.*	93,313	1,013,379
Ciena Corp.*	38,593	999,559
Viavi Solutions, Inc.*	56,668	550,813
Finisar Corp.*	32,850	519,359
Oclaro, Inc.*	52,108	498,152
Acacia Communications, Inc.*	5,503	211,645
Total Communications		3,792,907

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

Basic Materials - 4.5%
Reliance Steel & Aluminum Co.	11,181	$958,659
Nucor Corp.	14,836	906,331
Westlake Chemical Corp.	7,626	847,630
Alcoa Corp.*	7,987	359,095
Tahoe Resources, Inc.	73,595	345,161
Total Basic Materials		3,416,876

Technology - 4.5%
Cray, Inc.*	47,465	982,525
Conduent, Inc.*	37,134	692,178
Qorvo, Inc.*	9,701	683,435
Maxwell Technologies, Inc.*	95,006	563,386
Super Micro Computer, Inc.*	26,697	453,849
Total Technology		3,375,373

Total Common Stocks
(Cost $65,941,473)		73,718,384

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp. due *,1,3,5	793,750	231
Total Convertible Preferred Stocks
(Cost $757,980)		231

MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Securities Cash Management Institutional Class 1.46%[4]	1,905,952	1,905,952
Total Money Market Fund
(Cost $1,905,952)		1,905,952

Total Investments - 100.7%
(Cost $68,605,405)		$75,624,567
Other Assets & Liabilities, net - (0.7)%		(561,651)
Total Net Assets - 100.0%		$75,062,916

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $232, (cost $760,511) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.
[5]	Illiquid security.
REIT — Real Estate Investment Trust
plc — Public Limited Company

See Sector Classification in Other Information section.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
MID CAP VALUE INSTITUTIONAL FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$73,718,383	$—	$1	$73,718,384
Convertible Preferred Stock	—	—	231	231
Money Market Fund	1,905,952	—	—	1,905,952
Total Assets	$75,624,335	$—	$232	$75,624,567

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income	Capital Gain Distributions
Common Stock
HydroGen Corp.	$1	$—	$—	$—	$—	$1	1,265,700	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $68,602,874)	$75,624,566
Investments in affiliated issuers, at value (cost $2,531)	1
Prepaid expenses	18,751
Receivables:
Dividends	98,306
Fund shares sold	32,765
Interest	2,155
Total assets	75,776,544

Liabilities:
Overdraft due to custodian bank	1,295
Payable for:
Securities purchased	372,386
Fund shares redeemed	194,419
Management fees	48,617
Transfer agent/maintenance fees	14,871
Trustees’ fees*	12,407
Fund accounting/administration fees	5,186
Miscellaneous	64,447
Total liabilities	713,628
Net assets	$75,062,916

Net assets consist of:
Paid in capital	$64,882,341
Accumulated net investment loss	(220,715)
Accumulated net realized gain on investments	3,382,128
Net unrealized appreciation on investments	7,019,162
Net assets	$75,062,916
Capital shares outstanding	7,017,603
Net asset value per share	$10.70

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

Period Ended March 29, 2018

Investment Income:
Dividends	$553,953
Interest from securities of unaffiliated issuers	12,163
Total investment income	566,116

Expenses:
Management fees	292,263
Transfer agent/maintenance fees	64,159
Fund accounting/administration fees	31,175
Custodian fees	3,039
Line of credit fees	1,007
Trustees’ fees*	830
Miscellaneous	49,077
Total expenses	441,550
Net investment income	124,566

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,588,103
Net realized gain	4,588,103
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,679,484)
Net change in unrealized appreciation (depreciation)	(2,679,484)
Net realized and unrealized gain	1,908,619
Net increase in net assets resulting from operations	$2,033,185

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE INSTITUTIONAL FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$124,566	$(54,816)
Net realized gain on investments	4,588,103	10,956,696
Net change in unrealized appreciation (depreciation) on investments	(2,679,484)	2,379,915
Net increase in net assets resulting from operations	2,033,185	13,281,795

Distributions to shareholders from:
Net investment income	(345,281)	(3,140,884)
Net realized gains	(8,596,497)	(4,043,650)
Total distributions to shareholders	(8,941,778)	(7,184,534)

Capital share transactions:
Proceeds from sale of shares	12,902,206	26,427,689
Distributions reinvested	5,265,056	3,569,315
Cost of shares redeemed	(14,004,336)	(29,095,222)
Net increase from capital share transactions	4,162,926	901,782
Net increase (decrease) in net assets	(2,745,667)	6,999,043

Net assets:
Beginning of period	77,808,583	70,809,540
End of period	$75,062,916	$77,808,583
Accumulated net investment loss at end of period	$(220,715)	$—

Capital share activity:
Shares sold	1,165,370	2,400,920
Shares issued from reinvestment of distributions	481,707	337,685
Shares redeemed	(1,249,509)	(2,617,531)
Net increase in shares	397,568	121,074

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP VALUE INSTITUTIONAL FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$11.75	$10.90	$10.41	$12.92	$13.09	$11.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.01)	.15	.06	.06	.06
Net gain (loss) on investments (realized and unrealized)	.32	2.07	1.43	(.66)	.65	2.90
Total from investment operations	.34	2.06	1.58	(.60)	.71	2.96
Less distributions from:
Net investment income	(.05)	(.53)	(.12)	(.07)	(.07)	(.04)
Net realized gains	(1.34)	(.68)	(.97)	(1.84)	(.81)	(1.12)
Total distributions	(1.39)	(1.21)	(1.09)	(1.91)	(.88)	(1.16)
Net asset value, end of period	$10.70	$11.75	$10.90	$10.41	$12.92	$13.09

Total Return[c]	2.64%	20.23%	16.28%	(5.85%)	5.53%	28.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,063	$77,809	$70,810	$287,370	$598,101	$571,465
Ratios to average net assets:
Net investment income (loss)	0.32%	(0.07%)	1.52%	0.52%	0.42%	0.51%
Total expenses[d]	1.13%	1.14%	1.14%	1.05%	1.05%	1.01%
Portfolio turnover rate	26%	72%	149%	95%	41%	24%

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Mid Cap Value Institutional Fund (the “Fund”), a diversified investment company. Only Institutional Class shares had been issued by the Fund.

Security Investors, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds’ annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(b) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund.

Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(e) Expenses

Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(g) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(h) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors, and/or employees of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Institutional Fund	$68,971,578	$11,267,396	$(4,614,407)	$6,652,989

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

	Purchases	Sales
Mid Cap Value Institutional Fund	$19,973,884	$22,945,535

Note 6 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.68% at March 29, 2018 plus 1/2 of 1%.The Funds paid upfront costs of $982,952 to renew the line of credit.

The Fund did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 7 – Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 29, 2018.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 29, 2018 was $15,940.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Fund Board (2018 – present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present). Former: Bennett Group of Funds (2011-2013).

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEES
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Exceutive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016 to present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Capital Stewardship Fund

GuggenheimInvestments.com	CSF-SEMI-0318x0918

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
CAPITAL STEWARDSHIP FUND	6
NOTES TO FINANCIAL STATEMENTS	13
OTHER INFORMATION	17
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	18
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	22

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Capital Stewardship Fund (the “Fund”) for the semiannual fiscal period ended March 29, 2018.

Concinnity Advisors, LP, serves as the Fund’s sub-adviser (the “Sub-Adviser”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Capital Stewardship Fund
Institutional Class	1.05%	6.99%	$ 1,000.00	$ 1,069.90	$ 5.36

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Capital Stewardship Fund
Institutional Class	1.05%	5.00%	$ 1,000.00	$ 1,019.70	$ 5.29

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]	Expenses in table 1 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

CAPITAL STEWARDSHIP FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 26, 2014

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Microsoft Corp.	2.3%
Apple, Inc.	2.2%
JPMorgan Chase & Co.	2.1%
Alphabet, Inc. — Class A	1.7%
Chevron Corp.	1.6%
AbbVie, Inc.	1.6%
SPDR S&P 500 ETF Trust	1.6%
Mastercard, Inc. — Class A	1.5%
Top Ten Total	20.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	Since Inception (09/26/14)
Guggenheim Capital Stewardship Fund	6.99%	13.71%	8.89%
S&P 500 Index	5.84%	13.99%	10.79%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
CAPITAL STEWARDSHIP FUND

	Shares	Value

COMMON STOCKS† - 100.6%

Consumer, Non-cyclical - 23.0%
Johnson & Johnson	47,496	$6,086,612
AbbVie, Inc.	35,782	3,386,766
Procter & Gamble Co.	36,325	2,879,846
Pfizer, Inc.	73,802	2,619,233
Cigna Corp.	14,734	2,471,481
PepsiCo, Inc.	21,726	2,371,393
Sysco Corp.	38,099	2,284,416
Ingredion, Inc.	17,196	2,216,908
Amgen, Inc.	12,706	2,166,119
Humana, Inc.	6,674	1,794,172
Kimberly-Clark Corp.	16,109	1,774,084
Anthem, Inc.	7,706	1,693,008
Kellogg Co.	25,300	1,644,753
Molson Coors Brewing Co. — Class B	21,714	1,635,716
Allergan plc	9,608	1,616,930
Eli Lilly & Co.	20,713	1,602,565
General Mills, Inc.	34,747	1,565,700
Celgene Corp.*	15,161	1,352,513
Merck & Company, Inc.	17,316	943,203
Cardinal Health, Inc.	14,960	937,693
United Rentals, Inc.*	4,307	743,948
ManpowerGroup, Inc.	6,228	716,843
Estee Lauder Companies, Inc. — Class A	4,563	683,173
Abbott Laboratories	10,410	623,767
Biogen, Inc.*	2,139	585,701
CVS Health Corp.	8,824	548,941
Constellation Brands, Inc. — Class A	2,121	483,418
Robert Half International, Inc.	6,887	398,688
Becton Dickinson and Co.	1,541	333,935
ABIOMED, Inc.*	956	278,186
UnitedHealth Group, Inc.	986	211,004
Total Consumer, Non-cyclical		48,650,715

Technology - 17.6%
Microsoft Corp.	52,509	4,792,496
Apple, Inc.	27,759	4,657,405
Intel Corp.	52,864	2,753,157
NVIDIA Corp.	10,616	2,458,560
Lam Research Corp.	11,208	2,277,017
Texas Instruments, Inc.	19,124	1,986,792
NetApp, Inc.	28,171	1,737,869
HP, Inc.	75,013	1,644,285
DXC Technology Co.	15,375	1,545,649
CA, Inc.	43,297	1,467,768
Citrix Systems, Inc.*	14,967	1,388,938
Accenture plc — Class A	8,258	1,267,603
IPG Photonics Corp.*	5,076	1,184,637
Adobe Systems, Inc.*	5,378	1,162,078
Xilinx, Inc.	14,385	1,039,172
Applied Materials, Inc.	16,765	932,302
QUALCOMM, Inc.	15,682	868,940
Cognizant Technology Solutions Corp. — Class A	10,715	862,557
Oracle Corp.	18,685	854,839
VMware, Inc. — Class A*	5,149	624,419
Teradata Corp.*	15,712	623,295
Red Hat, Inc.*	2,903	434,028
KLA-Tencor Corp.	3,686	401,811
Intuit, Inc.	1,252	217,034
Total Technology		37,182,651

Financial - 16.0%
JPMorgan Chase & Co.	41,035	4,512,619
Mastercard, Inc. — Class A	17,843	3,125,380
Citigroup, Inc.	43,936	2,965,680
Prudential Financial, Inc.	26,187	2,711,664
Visa, Inc. — Class A	17,019	2,035,813
Principal Financial Group, Inc.	28,050	1,708,526
MetLife, Inc.	30,141	1,383,171
PNC Financial Services Group, Inc.	8,864	1,340,591
Capital One Financial Corp.	12,700	1,216,914
BlackRock, Inc. — Class A	2,230	1,208,036
SEI Investments Co.	14,746	1,104,623
Progressive Corp.	18,079	1,101,553
T. Rowe Price Group, Inc.	10,147	1,095,571
American Express Co.	10,686	996,790
Discover Financial Services	12,475	897,327
Aflac, Inc.	19,532	854,720
Alliance Data Systems Corp.	3,922	834,837
Comerica, Inc.	8,330	799,097
State Street Corp.	6,271	625,407
Bank of America Corp.	18,065	541,769
Lincoln National Corp.	7,370	538,452
Morgan Stanley	9,249	499,076
Travelers Companies, Inc.	2,820	391,585
Allstate Corp.	3,569	338,341
U.S. Bancorp	6,121	309,111
Hospitality Properties Trust REIT	11,516	291,815
KeyCorp	10,091	197,279
WP Carey, Inc. REIT	2,908	180,267
Total Financial		33,806,014

Industrial - 15.6%
FedEx Corp.	12,507	3,003,056
Cummins, Inc.	16,964	2,749,695
Lockheed Martin Corp.	7,024	2,373,620
Caterpillar, Inc.	14,125	2,081,742
3M Co.	9,228	2,025,730
Boeing Co.	5,862	1,922,033
Johnson Controls International plc	49,500	1,744,380
Ingersoll-Rand plc	20,155	1,723,454
Fluor Corp.	25,789	1,475,647
Arconic, Inc.	63,139	1,454,722
Vishay Intertechnology, Inc.	76,587	1,424,518
Deere & Co.	8,589	1,334,043
Norfolk Southern Corp.	9,112	1,237,227
Union Pacific Corp.	8,906	1,197,234
Landstar System, Inc.	9,430	1,033,999
Raytheon Co.	4,588	990,182
United Parcel Service, Inc. — Class B	8,880	929,381
Rockwell Automation, Inc.	5,259	916,118

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
CAPITAL STEWARDSHIP FUND

	Shares	Value

Oshkosh Corp.	10,651	$823,003
Energizer Holdings, Inc.	13,589	809,633
Corning, Inc.	25,820	719,862
Northrop Grumman Corp.	1,273	444,430
Eaton Corporation plc	4,102	327,791
Universal Display Corp.	3,176	320,776
Total Industrial		33,062,276

Consumer, Cyclical - 12.3%
Home Depot, Inc.	12,852	2,290,740
Ford Motor Co.	181,753	2,013,823
Delta Air Lines, Inc.	31,772	1,741,423
WW Grainger, Inc.	5,971	1,685,434
Southwest Airlines Co.	28,964	1,659,058
Tupperware Brands Corp.	28,009	1,355,076
Pool Corp.	8,428	1,232,342
Lear Corp.	6,444	1,199,164
Las Vegas Sands Corp.	16,526	1,188,219
Alaska Air Group, Inc.	19,133	1,185,481
Best Buy Company, Inc.	16,324	1,142,517
Kohl’s Corp.	15,556	1,019,074
L Brands, Inc.	25,465	973,018
Tractor Supply Co.	14,676	924,882
Lowe’s Companies, Inc.	10,442	916,285
Darden Restaurants, Inc.	10,707	912,772
Nike, Inc. — Class B	11,734	779,607
Tapestry, Inc.	13,368	703,290
Ulta Beauty, Inc.*	3,297	673,478
Nordstrom, Inc.	13,585	657,650
Whirlpool Corp.	3,164	484,440
Casey’s General Stores, Inc.	2,846	312,405
Starbucks Corp.	4,578	265,020
Costco Wholesale Corp.	1,341	252,685
Aptiv plc	2,863	243,269
VF Corp.	2,857	211,761
Total Consumer, Cyclical		26,022,913

Communications - 12.0%
Cisco Systems, Inc.	123,650	5,303,348
Alphabet, Inc. — Class A*	3,533	3,664,216
Facebook, Inc. — Class A*	17,396	2,779,707
Amazon.com, Inc.*	1,774	2,567,581
AT&T, Inc.	47,971	1,710,166
Omnicom Group, Inc.	22,703	1,649,827
Juniper Networks, Inc.	65,629	1,596,754
Comcast Corp. — Class A	36,712	1,254,449
eBay, Inc.*	29,810	1,199,554
FactSet Research Systems, Inc.	5,578	1,112,365
Verizon Communications, Inc.	19,977	955,300
Walt Disney Co.	8,516	855,347
Interpublic Group of Companies, Inc.	15,642	360,235
Netflix, Inc.*	1,145	338,176
Total Communications		25,347,025

Energy - 2.7%
Chevron Corp.	29,812	3,399,761
Occidental Petroleum Corp.	22,275	1,446,984
ONEOK, Inc.	7,835	445,968
ConocoPhillips	6,048	358,586
Total Energy		5,651,299

Basic Materials - 1.2%
Eastman Chemical Co.	9,922	1,047,565
Praxair, Inc.	6,705	967,531
Air Products & Chemicals, Inc.	3,864	614,492
Total Basic Materials		2,629,588

Utilities - 0.2%
PG&E Corp.	10,706	470,315

Total Common Stocks
(Cost $202,874,572)		212,822,796

EXCHANGE-TRADED FUNDS† - 1.5%
SPDR S&P 500 ETF Trust	12,606	3,317,269
Total Exchange-Traded Funds
(Cost $3,376,557)		3,317,269

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[1]	1,608,484	1,608,484
Total Money Market Fund
(Cost $1,608,484)		1,608,484

Total Investments - 102.9%
(Cost $207,859,613)		$217,748,549
Other Assets & Liabilities, net - (2.9)%		(6,208,530)
Total Net Assets - 100.0%		$211,540,019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.
plc — Public Limited Company
REIT— Real Estate Investment Trust

See Sector Classification in Other Information section.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
CAPITAL STEWARDSHIP FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$212,822,796	$—	$—	$212,822,796
Exchange-Traded Funds	3,317,269	—	—	3,317,269
Money Market Fund	1,608,484	—	—	1,608,484
Total Assets	$217,748,549	$—	$—	$217,748,549

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CAPITAL STEWARDSHIP FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 29, 2018

Assets:
Investments, at value (cost $207,859,613)	$217,748,549
Cash	43,620
Prepaid expenses	12,450
Receivables:
Dividends	187,010
Interest	1,441
Total assets	217,993,070

Liabilities:
Payable for:
Fund shares redeemed	6,246,512
Management fees	170,152
Fund accounting/administration fees	15,125
Transfer agent/maintenance fees	3,141
Trustees’ fees*	325
Miscellaneous	17,796
Total liabilities	6,453,051
Net assets	$211,540,019

Net assets consist of:
Paid in capital	$183,695,269
Undistributed net investment income	577,717
Accumulated net realized gain on investments	17,378,097
Net unrealized appreciation on investments	9,888,936
Net assets	$211,540,019
Capital shares outstanding	7,376,071
Net asset value per share	$28.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 29, 2018

Investment Income:
Dividends	$2,267,473
Interest	5,975
Total investment income	2,273,448

Expenses:
Management fees	1,013,917
Transfer agent/maintenance fees	12,589
Fund accounting/administration fees	90,127
Custodian fees	9,566
Trustees’ fees*	4,804
Miscellaneous	48,085
Total expenses	1,179,088
Net investment income	1,094,360

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	20,774,262
Net realized gain	20,774,262
Net change in unrealized appreciation (depreciation) on:
Investments	(6,615,018)
Net change in unrealized appreciation (depreciation)	(6,615,018)
Net realized and unrealized gain	14,159,244
Net increase in net assets resulting from operations	$15,253,604

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,094,360	$2,650,541
Net realized gain on investments	20,774,262	16,369,733
Net change in unrealized appreciation (depreciation) on investments	(6,615,018)	11,150,223
Net increase in net assets resulting from operations	15,253,604	30,170,497

Distributions to shareholders from:
Net investment income	(2,456,382)	(2,861,435)
Net realized gains	(15,814,766)	(7,195,557)
Total distributions to shareholders	(18,271,148)	(10,056,992)

Capital share transactions:
Proceeds from sale of shares	84,993,351	5,207,987
Distributions reinvested	18,250,767	10,033,367
Cost of shares redeemed	(104,694,466)	(28,213,603)
Net decrease from capital share transactions	(1,450,348)	(12,972,249)
Net increase (decrease) in net assets	(4,467,892)	7,141,256

Net assets:
Beginning of period	216,007,911	208,866,655
End of period	$211,540,019	$216,007,911
Undistributed net investment income at end of period	$577,717	$1,939,739

Capital share activity:
Shares sold	2,853,842	200,616
Shares issued from reinvestment of distributions	628,037	382,515
Shares redeemed	(3,525,967)	(1,028,694)
Net decrease in shares	(44,088)	(445,563)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CAPITAL STEWARDSHIP FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.11	$26.55	$23.69	$24.79	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.14	.34	.35	.31	— [d]
Net gain (loss) on investments (realized and unrealized)	1.93	3.51	3.22	(1.33)	(.21)
Total from investment operations	2.07	3.85	3.57	(1.02)	(.21)
Less distributions from:
Net investment income	(.34)	(.37)	(.32)	(.08)	—
Net realized gains	(2.16)	(.92)	(.39)	—	—
Total distributions	(2.50)	(1.29)	(.71)	(.08)	—
Net asset value, end of period	$28.68	$29.11	$26.55	$23.69	$24.79

Total Return[f]	6.99%	15.01%	15.30%	(4.15%)	(0.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$211,540	$216,008	$208,867	$189,668	$209,015
Ratios to average net assets:
Net investment income (loss)	0.97%	1.23%	1.38%	1.22%	0.13%
Total expenses[e]	1.05%	1.03%	1.07%	1.15%	1.24%
Portfolio turnover rate	96%	156%	209%	221%	—

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: September 26, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Capital Stewardship Fund (the “Fund”), a diversified investment company. As of March 29, 2018, only Institutional Class shares of the Fund were offered for subscription.

Guggenheim Partners Investment Management, LLC, (“GPIM”) which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Concinnity Advisors, LP (the “Sub-Adviser”) serves as the sub-adviser to the Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

March 29, 2018 represents the last day during the Fund’s semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s NAV calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of a fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of close of business, on the valuation date.

Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s/liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(c) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(d) Expenses

Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(e) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(f) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(g) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The trust does not compensate its officers or trustees who are officers, directors, and/or employees of GI and GFD.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Capital Stewardship Fund	$208,615,837	$15,897,740	$(6,765,028)	$9,132,712

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 5 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Capital Stewardship Fund	$216,800,303	$233,624,769

Note 6 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.68% at March 29, 2018 plus 1/2 of 1%.The Funds paid upfront costs of $982,952 to renew the line of credit.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Funds (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation- Linked Income Fund (2003-present) Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of her position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Macro Opportunities Fund

GuggenheimInvestments.com	MO-SEMI-0318x0918

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
MACRO OPPORTUNITIES FUND	9
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	75
OTHER INFORMATION	100
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	101
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	108

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Macro Opportunities Fund (the “Fund”) for the semiannual fiscal period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 29, 2018

Macro Opportunities Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The intrinsic value of the underlying stocks in which the Fund invests may never be realized or the stock may decline in value. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The use of short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. Theoretically, stocks sold short have the risk of unlimited losses. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● A highly liquid secondary market may not exist for the commodity-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● This Fund is considered nondiversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical Fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Macro Opportunities Fund
A-Class	1.30%	1.33%	$ 1,000.00	$ 1,013.30	$ 6.45
C-Class	2.04%	0.96%	1,000.00	1,009.60	10.11
P-Class	1.30%	1.33%	1,000.00	1,013.30	6.45
Institutional Class	0.89%	1.53%	1,000.00	1,015.30	4.42

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Macro Opportunities Fund
A-Class	1.30%	5.00%	$ 1,000.00	$ 1,018.45	$ 6.54
C-Class	2.04%	5.00%	1,000.00	1,014.76	10.25
P-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
Institutional Class	0.89%	5.00%	1,000.00	1,020.49	4.48

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]	Expenses in table 1 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Actual cumulative return at net asset value for the period September 30, 2017 to March 31, 2018.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 29, 2018

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Limited Duration Fund - Institutional Class	4.3%
Guggenheim Alpha Opportunity Fund - Institutional Class	2.4%
Guggenheim Strategy Fund II	1.4%
Guggenheim Strategy Fund I	1.3%
Guggenheim Strategy Fund III	1.1%
LSTAR Securities Investment Limited 3.21% due 12/01/22	1.0%
KDAC Aviation Finance Ltd. 4.21% due 12/15/42	0.9%
Fortress Credit Opportunities IX CLO Ltd. 2.97% due 11/15/29	0.9%
AASET Trust 3.97% due 05/16/42	0.9%
Shackleton 2015-VIII CLO Ltd. 2.66% due 10/20/27	0.9%
Top Ten Total	15.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	7.7%
AA	9.2%
A	14.1%
BBB	15.1%
BB	3.8%
B	10.7%
CCC	7.0%
CC	0.8%
NR2	11.1%
Other Instruments	20.5%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (11/30/11)
A-Class Shares	1.33%	3.25%	3.88%	5.80%
A-Class Shares with sales charge‡	(2.72%)	(0.88%)	2.88%	4.99%
C-Class Shares	0.96%	2.46%	3.12%	5.03%
C-Class Shares with CDSC§	(0.04%)	1.46%	3.12%	5.03%
Institutional Class Shares	1.53%	3.64%	4.25%	6.18%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.34%	0.29%

		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		1.33%	3.25%	4.23%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index		0.64%	1.11%	0.54%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns (based on subscriptions made prior to October 1, 2015), and a 4.00% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after October 1, 2015.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Value

COMMON STOCKS† - 2.7%

Consumer, Non-cyclical - 0.8%
General Mills, Inc.	60,156	$2,710,629
Edgewell Personal Care Co.*	42,921	2,095,403
Archer-Daniels-Midland Co.	47,295	2,051,184
Kimberly-Clark Corp.	18,590	2,047,317
Molson Coors Brewing Co. — Class B	26,499	1,996,170
Johnson & Johnson	15,362	1,968,640
Merck & Company, Inc.	34,390	1,873,223
Tyson Foods, Inc. — Class A	25,528	1,868,394
Ingredion, Inc.	14,442	1,861,863
Celgene Corp.*	20,862	1,861,099
Biogen, Inc.*	6,784	1,857,595
Gilead Sciences, Inc.	24,593	1,854,066
Amgen, Inc.	10,360	1,766,173
Pilgrim’s Pride Corp.*	71,406	1,757,302
Sanderson Farms, Inc.	14,725	1,752,569
Pfizer, Inc.	48,164	1,709,340
Mylan N.V.*	36,252	1,492,495
Western Union Co.	75,102	1,444,212
US Foods Holding Corp.*	43,479	1,424,807
Zimmer Biomet Holdings, Inc.	12,007	1,309,244
United Therapeutics Corp.*	11,537	1,296,297
Prestige Brands Holdings, Inc.*	37,496	1,264,365
CVS Health Corp.	16,147	1,004,505
McKesson Corp.	7,044	992,288
Cardinal Health, Inc.	15,343	961,699
Performance Food Group Co.*	32,175	960,424
Travelport Worldwide Ltd.	49,445	807,931
Darling Ingredients, Inc.*	45,082	779,919
AmerisourceBergen Corp. — Class A	9,009	776,666
Conagra Brands, Inc.	19,325	712,706
Boston Beer Company, Inc. — Class A*	3,683	696,271
CoreLogic, Inc.*	15,149	685,189
Charles River Laboratories International, Inc.*	6,383	681,321
United Natural Foods, Inc.*	15,636	671,410
Perrigo Company plc	8,013	667,804
Eli Lilly & Co.	8,124	628,554
Medtronic plc	7,814	626,839
TreeHouse Foods, Inc.*	15,821	605,470
USANA Health Sciences, Inc.*	6,672	573,125
WellCare Health Plans, Inc.*	2,836	549,135
Quanta Services, Inc.*	15,911	546,543
Sabre Corp.	23,416	502,273
Dean Foods Co.	58,015	500,089
Kroger Co.	18,293	437,934
Horizon Pharma plc*	29,794	423,075
Allergan plc	2,474	416,350
SpartanNash Co.	23,310	401,165
Eagle Pharmaceuticals, Inc.*	7,441	392,066
Cardtronics plc — Class A*	16,161	360,552
Versartis, Inc.*	210,469	347,274
Targus Group International Equity, Inc*,†††,1,2	12,773	30,701
Total Consumer, Non-cyclical		57,001,665

Industrial - 0.4%
Greenbrier Companies, Inc.	36,494	1,833,823
Cummins, Inc.	10,817	1,753,328
Regal Beloit Corp.	23,767	1,743,310
Owens Corning	21,643	1,740,097
Genesee & Wyoming, Inc. — Class A*	21,894	1,549,876
Tech Data Corp.*	14,458	1,230,810
Carlisle Companies, Inc.	11,733	1,225,042
Fluor Corp.	20,635	1,180,735
Jabil, Inc.	39,987	1,148,826

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Value

Vishay Intertechnology, Inc.	58,630	$1,090,518
Snap-on, Inc.	7,273	1,073,058
Benchmark Electronics, Inc.	34,741	1,037,019
EnerSys	14,906	1,034,029
KBR, Inc.	61,912	1,002,355
AGCO Corp.	15,230	987,665
EMCOR Group, Inc.	11,735	914,509
Energizer Holdings, Inc.	12,323	734,204
Spirit AeroSystems Holdings, Inc. — Class A	8,262	691,529
Owens-Illinois, Inc.*	27,319	591,729
Crane Co.	5,867	544,106
Evoqua Water Technologies Corp.*	25,534	543,619
Coherent, Inc.*	2,872	538,213
Gibraltar Industries, Inc.*	14,733	498,712
Acuity Brands, Inc.	3,429	477,283
Belden, Inc.	6,328	436,252
Rexnord Corp.*	14,550	431,844
Masco Corp.	10,356	418,797
AECOM*	11,708	417,156
Trinity Industries, Inc.	12,755	416,196
Kansas City Southern	3,669	403,040
Louisiana-Pacific Corp.	13,897	399,817
Norfolk Southern Corp.	2,891	392,540
Applied Optoelectronics, Inc.*	15,119	378,882
Sanmina Corp.*	4,301	112,471
Total Industrial		28,971,390

Communications - 0.3%
Verizon Communications, Inc.	42,633	2,038,710
Omnicom Group, Inc.	27,824	2,021,970
Comcast Corp. — Class A	58,443	1,996,997
Juniper Networks, Inc.	71,795	1,746,772
Cisco Systems, Inc.	37,966	1,628,362
Telephone & Data Systems, Inc.	56,900	1,594,907
Gannett Company, Inc.	120,911	1,206,692
InterDigital, Inc.	15,920	1,171,712
News Corp. — Class A	68,481	1,082,000
ARRIS International plc*	37,664	1,000,732
Sprint Corp.*	157,361	767,922
Nexstar Media Group, Inc. — Class A	11,251	748,192
AMC Networks, Inc. — Class A*	13,425	694,072
TEGNA, Inc.	57,507	655,005
Interpublic Group of Companies, Inc.	27,194	626,278
Scholastic Corp.	12,892	500,725
Motorola Solutions, Inc.	4,545	478,588
Gray Television, Inc.*	37,146	471,754
New Media Investment Group, Inc.	26,540	454,896
F5 Networks, Inc.*	2,707	391,459
MSG Networks, Inc. — Class A*	17,198	388,675
Cengage Learning Acquisitions, Inc.*,††	21,660	115,513
Total Communications		21,781,933

Utilities - 0.3%
El Paso Electric Co.	40,804	2,081,004
CenterPoint Energy, Inc.	75,096	2,057,630
Consolidated Edison, Inc.	26,289	2,048,965
National Fuel Gas Co.	39,760	2,045,652
Portland General Electric Co.	50,204	2,033,764
Ameren Corp.	35,413	2,005,438
PNM Resources, Inc.	50,846	1,944,860
Exelon Corp.	42,343	1,651,800
FirstEnergy Corp.	47,336	1,609,897
UGI Corp.	33,926	1,506,993
PG&E Corp.	14,258	626,354
Total Utilities		19,612,357

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Value

Energy - 0.3%
SandRidge Energy, Inc.*	507,188	$7,359,298
Chevron Corp.	17,216	1,963,312
Valero Energy Corp.	21,113	1,958,653
Occidental Petroleum Corp.	28,595	1,857,531
Marathon Petroleum Corp.	16,779	1,226,713
Exxon Mobil Corp.	16,408	1,224,201
HollyFrontier Corp.	19,502	952,868
Approach Resources, Inc.*	357,054	931,911
PBF Energy, Inc. — Class A	24,992	847,229
Williams Companies, Inc.	15,011	373,173
Titan Energy LLC*	35,116	38,627
Total Energy		18,733,516

Technology - 0.2%
DXC Technology Co.	15,152	1,523,231
HP, Inc.	69,261	1,518,201
Cirrus Logic, Inc.*	35,161	1,428,591
NetApp, Inc.	21,685	1,337,748
Western Digital Corp.	12,435	1,147,377
Convergys Corp.	49,631	1,122,653
Dell Technologies Incorporated Class V — Class V*	13,278	972,082
MAXIMUS, Inc.	12,741	850,334
ON Semiconductor Corp.*	32,725	800,453
International Business Machines Corp.	4,183	641,798
CA, Inc.	18,660	632,574
Micron Technology, Inc.*	11,872	619,006
Xerox Corp.	18,447	530,905
KLA-Tencor Corp.	4,552	496,214
Seagate Technology plc	8,310	486,301
Kulicke & Soffa Industries, Inc.*	18,684	467,287
Oracle Corp.	10,003	457,637
NCR Corp.*	12,707	400,525
Qlik Technologies, Inc. - Class A*,†††,1	177	180,638
Icad, Inc.*	56,620	174,390
Qlik Technologies, Inc. - Class B*,†††,1	43,738	5
Qlik Technologies, Inc.*,†††,1	11,400	1
Total Technology		15,787,951

Consumer, Cyclical - 0.2%
Southwest Airlines Co.	33,674	1,928,847
Allison Transmission Holdings, Inc.	44,473	1,737,115
Alaska Air Group, Inc.	25,065	1,553,027
Lions Gate Entertainment Corp. — Class A	54,006	1,394,975
PACCAR, Inc.	15,208	1,006,313
Meritor, Inc.*	36,244	745,177
Delta Air Lines, Inc.	12,302	674,272
Copa Holdings S.A. — Class A	5,019	645,594
Tailored Brands, Inc.	24,509	614,196
Ralph Lauren Corp. — Class A	4,910	548,938
Toll Brothers, Inc.	10,452	452,049
Taylor Morrison Home Corp. — Class A*	19,324	449,863
Cooper-Standard Holdings, Inc.*	3,659	449,362
Hawaiian Holdings, Inc.	11,284	436,691
Total Consumer, Cyclical		12,636,419

Financial - 0.1%
VEREIT, Inc. REIT	237,422	1,652,457
Senior Housing Properties Trust REIT	101,535	1,590,038
Principal Financial Group, Inc.	26,076	1,588,289
Prudential Financial, Inc.	10,365	1,073,296
Park Hotels & Resorts, Inc. REIT	33,389	902,171
Mack-Cali Realty Corp. REIT	37,768	631,103
Summit Hotel Properties, Inc. REIT	35,404	481,849
Total Financial		7,919,203

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Value

Basic Materials - 0.1%
LyondellBasell Industries N.V. — Class A	8,398	$887,501
Huntsman Corp.	17,584	514,332
Coeur Mining, Inc.*	51,821	414,568
Domtar Corp.	8,919	379,414
Alcoa Corp.*	8,408	378,024
Total Basic Materials		2,573,839

Total Common Stocks
(Cost $186,938,565)		185,018,273

PREFERRED STOCKS†† - 0.3%
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19	530,800	13,503,552

Financial - 0.1%
Cent CLO 16, LP due 08/1/24*,3	7,000	3,814,580
BreitBurn Energy Partners 8.00%*,11	389,684	38
Total Financial		3,814,618
Total Preferred Stocks
(Cost $19,790,292)		17,318,170

EXCHANGE-TRADED FUNDS† - 0.9%
Guggenheim Solar ETF[2]	700,700	17,209,192
iShares MSCI Brazil ETF	362,454	16,266,935
iShares MSCI Chile ETF	306,440	16,247,449
iShares China Large-Capital ETF	331,449	15,657,651
Total Exchange-Traded Funds
(Cost $60,226,352)		65,381,227

MUTUAL FUNDS† - 11.0%
Guggenheim Limited Duration Fund - Institutional Class[2]	12,125,299	300,101,151
Guggenheim Alpha Opportunity Fund - Institutional Class[2]	5,863,072	166,863,030
Guggenheim Strategy Fund II2	3,972,760	99,358,732
Guggenheim Strategy Fund I2	3,540,658	88,693,484
Guggenheim Strategy Fund III[2]	3,142,819	78,664,762
Guggenheim Risk Managed Real Estate Fund - Institutional Class[2]	522,267	14,654,804
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	506,537	13,175,038
Total Mutual Funds
(Cost $760,193,630)		761,511,001

MONEY MARKET FUNDS† - 2.6%
Federated U.S. Treasury Cash Reserve Fund Instituional Shares 1.45%[5]	175,338,257	175,338,257
Western Asset Institutional U.S. Treasury Reserves Institutional Shares 0.96%[5]	8,075,637	8,075,637
Total Money Market Funds
(Cost $183,413,894)		183,413,894

	Face Amount~

ASSET-BACKED SECURITIES†† - 29.5%
Collateralized Loan Obligations - 20.8%
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[6,7]	62,500,000	62,639,587

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

2017-9A, 3.37% (3 Month USD LIBOR + 1.95%) due 11/15/29[6,7]	34,300,000	$34,444,228
KVK CLO Ltd.
2017-2A, 3.85% (3 Month USD LIBOR + 2.55%) due 01/15/26[6,7]	22,350,000	22,371,381
2017-2A, 2.48% (3 Month USD LIBOR + 1.18%) due 07/15/26[6,7]	18,300,000	18,336,961
2014-1A, 3.92% (3 Month USD LIBOR + 2.60%) due 05/15/26[6,7]	13,250,000	13,286,997
2014-2A, 6.05% (3 Month USD LIBOR + 4.75%) due 07/15/26[6,7]	7,200,000	7,046,667
2013-1A, due 01/15/28[3,7]	11,900,000	5,734,217
2014-3A, due 10/15/26[3,7]	2,500,000	663,013
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.66% (3 Month USD LIBOR + 0.92%) due 10/20/27[6,7]	62,000,000	62,017,596
Golub Capital Partners CLO Ltd.
2017-16A, 3.56% (3 Month USD LIBOR + 2.25%) due 07/25/29[6,7]	24,050,000	24,218,699
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[6,7]	17,500,000	17,567,786
2015-25A, 3.96% (3 Month USD LIBOR + 2.65%) due 08/05/27[6,7]	6,000,000	6,014,982
2015-25A, 4.96% (3 Month USD LIBOR + 3.65%) due 08/05/27[6,7]	4,000,000	4,010,130
Octagon Loan Funding Ltd.
2014-1X, due 11/18/26[3]	52,700,000	45,754,035
Woodmont Trust
2017-2A, 4.08% (3 Month USD LIBOR + 2.35%) due 07/18/28[6,7]	28,600,000	28,800,929
2017-3A, 3.98% (3 Month USD LIBOR + 2.25%) due 10/18/29[6,7]	7,400,000	7,453,078
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[6,7]	35,300,000	35,300,000
OCP CLO 2015-8 Ltd.
2017-8A, 3.18% (3 Month USD LIBOR + 1.45%) due 04/17/27[6,7]	27,500,000	27,505,473
2017-8A, 2.58% (3 Month USD LIBOR + 0.85%) due 04/17/27[6,7]	6,000,000	6,000,849
Golub Capital Partners CLO 36m Ltd.
2018-36A, 4.19% (3 Month USD LIBOR + 2.10%) due 02/05/31[6,7]	20,000,000	19,994,122
2018-36A, 3.74% (3 Month USD LIBOR + 1.65%) due 02/05/31[6,7]	13,200,000	13,197,347
Tralee CLO III Ltd.
2017-3A, 3.19% (3 Month USD LIBOR + 1.45%) due 10/20/27[6]	31,000,000	31,030,076

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[6,7]	16,700,000	$16,663,449
2017-5A, 3.34% (3 Month USD LIBOR + 1.45%) due 11/21/27[6,7]	11,500,000	11,501,902
2013-5A, due 11/21/27[3,7]	5,500,000	2,530,000
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[6,7]	25,000,000	25,091,195
2017-1A, 3.19% (3 Month USD LIBOR + 2.35%) due 07/20/29[6,7]	4,650,000	4,669,087
Telos CLO Ltd.
2017-6A, 3.00% (3 Month USD LIBOR + 1.27%) due 01/17/27[6,7]	19,800,000	19,798,535
2017-6A, 4.33% (3 Month USD LIBOR + 2.60%) due 01/17/27[6,7]	7,500,000	7,507,108
BSPRT Issuer Ltd.
2017-FL2, 5.23% (1 Month USD LIBOR + 3.45%) due 10/15/34[6,7]	16,500,000	16,489,463
2017-FL2, 3.93% (1 Month USD LIBOR + 2.15%) due 10/15/34[6,7]	9,000,000	8,994,209
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,7]	32,400,000	24,659,887
A Voce CLO Ltd.
2017-1A, 2.88% (3 Month USD LIBOR + 1.16%) due 07/15/26[6,7]	24,375,000	24,373,815
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.44% (3 Month USD LIBOR + 2.70%) due 12/22/28[6,7]	24,000,000	24,088,032
OCP CLO 2014-7 Ltd.
2017-7A, 3.14% (3 Month USD LIBOR + 1.40%) due 10/20/26[6,7]	24,050,000	24,051,159
Ares XXXIII CLO Ltd.
2016-1A, 3.37% (3 Month USD LIBOR + 1.35%) due 12/05/25[6,7]	18,250,000	18,350,101
2016-1A, 4.82% (3 Month USD LIBOR + 2.80%) due 12/05/25[6,7]	5,000,000	5,049,409
Monroe Capital CLO Ltd.
2014-1A, 3.09% (3 Month USD LIBOR + 1.35%) due 10/22/26[6,7]	18,500,000	18,501,844
2014-1A, 5.34% (3 Month USD LIBOR + 3.60%) due 10/22/26[6,7]	3,000,000	3,003,016
Crown Point CLO III Ltd.
2017-3A, 3.17% (3 Month USD LIBOR + 1.45%) due 12/31/27[6,7]	15,000,000	15,008,653
2017-3A, 2.63% (3 Month USD LIBOR + 0.91%) due 12/31/27[6,7]	5,300,000	5,298,466

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Denali Capital CLO X LLC
2017-1A, 3.35% (3 Month USD LIBOR + 1.60%) due 10/26/27[6,7]	19,400,000	$19,472,238
Regatta V Funding Ltd.
2017-1A, 2.91% (3 Month USD LIBOR + 1.16%) due 10/25/26[6,7]	19,400,000	19,416,482
West CLO Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[6,7]	17,475,000	17,471,356
2013-1A, due 11/07/25[3,7]	5,300,000	1,768,319
Galaxy XVIII CLO Ltd.
2017-18A, 2.47% (3 Month USD LIBOR + 1.17%) due 10/15/26[6,7]	19,000,000	18,999,012
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.25% (3 Month USD LIBOR + 2.53%) due 01/15/28[6,7]	18,000,000	18,073,039
TICP CLO II Ltd.
2017-2A, 2.90% (3 Month USD LIBOR + 1.16%) due 07/20/26[6,7]	15,950,000	15,951,673
2017-2A, 3.29% (3 Month USD LIBOR + 1.55%) due 07/20/26[6,7]	2,100,000	2,100,243
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 4.04% (1 Month USD LIBOR + 2.25%) due 09/15/34[6,7]	12,198,000	12,183,504
2017-FL1, 5.39% (1 Month USD LIBOR + 3.60%) due 09/15/34[6,7]	5,750,000	5,748,130
Voya CLO Ltd.
2013-1X, due 10/15/30[3]	20,000,000	12,167,780
2013-1A, due 10/15/30[3,7]	8,970,307	5,457,436
Resource Capital Corp.
2015-CRE4, 4.79% (1 Month USD LIBOR + 3.00%) due 08/15/32[6,7]	7,750,000	7,672,500
2017-CRE5, 3.79% (1 Month USD LIBOR + 2.00%) due 07/15/34[6,7]	5,689,910	5,687,716
2015-CRE3, 5.79% (1 Month USD LIBOR + 4.00%) due 03/15/32[6,7]	3,780,290	3,764,915
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[3]	19,800,000	17,057,057
TICP CLO Ltd.
2017-3A, 2.92% (3 Month USD LIBOR + 1.18%) due 01/20/27[6,7]	16,850,000	16,860,659
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.07% (3 Month USD LIBOR + 2.95%) due 12/15/28[6,7]	16,000,000	16,109,605
Venture XIX CLO Ltd.
2016-19A, 4.57% (3 Month USD LIBOR + 2.85%) due 01/15/27[6,7]	14,350,000	14,360,293
Seneca Park CLO Limited
2017-1A, 2.85% (3 Month USD LIBOR + 1.12%) due 07/17/26[6,7]	13,132,000	13,158,621

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 7.32% (3 Month USD LIBOR + 5.25%) due 10/10/26[6,7]	5,400,000	$5,411,355
2015-6A, 4.77% (3 Month USD LIBOR + 2.70%) due 10/10/26[6,7]	4,000,000	4,007,803
2015-6A, 5.72% (3 Month USD LIBOR + 3.65%) due 10/10/26[6,7]	3,000,000	3,003,424
NewStar Clarendon Fund CLO LLC
2015-1A, 4.45% (3 Month USD LIBOR + 2.70%) due 01/25/27[6,7]	7,000,000	7,024,218
2015-1A, 5.10% (3 Month USD LIBOR + 3.35%) due 01/25/27[6,7]	4,000,000	4,009,696
2015-1A, 6.10% (3 Month USD LIBOR + 4.35%) due 01/25/27[6,7]	1,300,000	1,292,974
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,7]	14,000,000	12,251,554
Flagship VII Ltd.
2017-7A, 2.86% (3 Month USD LIBOR + 1.12%) due 01/20/26[6,7]	12,100,000	12,100,956
Northwoods Capital XII Ltd.
2017-12A, 4.03% (3 Month USD LIBOR + 2.45%) due 09/15/25[6,7]	12,000,000	12,043,944
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[7]	12,000,000	12,028,132
Octagon Investment Partners XIX Ltd.
2017-1A, 2.82% (3 Month USD LIBOR + 1.10%) due 04/15/26[6,7]	11,800,000	11,803,588
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[6,7]	11,600,000	11,592,958
TCP Waterman CLO LLC
2016-1A, 5.12% (3 Month USD LIBOR + 3.00%) due 12/15/28[6,7]	11,000,000	11,051,928
Northwoods Capital XIV Ltd.
2017-14A, 4.26% (3 Month USD LIBOR + 2.45%) due 11/12/25[6,7]	10,750,000	10,763,068
Flagship CLO VIII Ltd.
2014-8A, 4.22% (3 Month USD LIBOR + 2.50%) due 01/16/26[6,7]	9,825,000	9,832,004
Babson CLO Ltd.
2014-IA, due 07/20/25[3,7]	11,900,000	5,489,053
2013-IIA, 4.98% (3 Month USD LIBOR + 3.25%) due 01/18/25[6,7]	3,500,000	3,502,491
2012-2A, due 05/15/23[3,7]	11,850,000	514,160
NXT Capital CLO LLC
2017-1A, 3.64% (3 Month USD LIBOR + 1.90%) due 04/23/26[6,7]	3,600,000	3,608,320

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

2017-1A, 4.09% (3 Month USD LIBOR + 2.35%) due 04/20/29[6,7]	3,000,000	$3,020,051
2018-1A, 5.04% (3 Month USD LIBOR + 3.30%) due 04/21/27[6,7]	2,750,000	2,750,605
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[3,7]	10,500,000	9,036,583
Benefit Street Partners CLO V Ltd.
2017-VA, 4.24% (3 Month USD LIBOR + 2.50%) due 10/20/26[6,7]	9,000,000	9,009,612
Recette Clo Ltd.
2017-1A, 3.04% (3 Month USD LIBOR + 1.30%) due 10/20/27[6,7]	9,000,000	9,003,093
MP CLO VII Ltd.
2017-1A, 2.57% (3 Month USD LIBOR + 0.84%) due 04/18/27[6,7]	9,000,000	9,002,207
ACIS CLO Ltd.
2014-4A, 4.32% (3 Month USD LIBOR + 2.55%) due 05/01/26[6,7]	3,600,000	3,606,557
2015-6A, 5.14% (3 Month USD LIBOR + 3.37%) due 05/01/27[6,7]	3,250,000	3,258,492
2013-1A, 6.23% (3 Month USD LIBOR + 4.50%) due 04/18/24[6,7]	2,100,000	2,100,456
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,7]	9,500,000	8,655,537
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[3,7]	6,400,000	5,359,373
2013-3X SUB, due 07/15/25[3]	4,938,326	2,912,743
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.54% (3 Month USD LIBOR + 1.40%) due 04/25/26[6,7]	8,000,000	8,009,444
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 5.13% (3 Month USD LIBOR + 3.50%) due 03/20/27[6,7]	7,500,000	7,577,397
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.96% (3 Month USD LIBOR + 4.25%) due 10/15/26[6,7]	7,500,000	7,507,644
Nelder Grove CLO Ltd.
2017-1A, 4.58% (3 Month USD LIBOR + 2.60%) due 08/28/26[6,7]	7,450,000	7,479,738
Cent CLO
2014-16A, 4.51% (3 Month USD LIBOR + 3.20%) due 08/01/24[6,7]	7,250,000	7,272,581
FS Senior Funding Ltd.
2015-1A, 4.37% (3 Month USD LIBOR + 2.65%) due 05/28/25[6,7]	7,200,000	7,208,119
Blue Hill CLO Ltd.
2017-1A, 4.12% (3 Month USD LIBOR + 2.40%) due 01/15/26[6,7]	6,500,000	6,506,419

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Venture XIII CLO Ltd.
2013-13A, due 09/10/29[3,7]	11,040,000	$6,406,048
OZLM VI Ltd.
2017-6A, 4.43% (3 Month USD LIBOR + 2.70%) due 04/17/26[6,7]	6,325,000	6,324,920
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[3,7]	9,600,000	6,088,166
Shackleton VII CLO Ltd.
2015-7A, 4.57% (3 Month USD LIBOR + 2.85%) due 04/15/27[6,7]	6,000,000	6,005,578
Hull Street CLO Ltd.
2014-1A, 4.90% (3 Month USD LIBOR + 3.60%) due 10/18/26[6,7]	5,785,000	5,775,334
Silvermore CLO Ltd.
2014-1A, 4.84% (3 Month USD LIBOR + 3.00%) due 05/15/26[6,7]	5,500,000	5,519,255
Betony CLO Ltd.
2016-1A, 4.57% (3 Month USD LIBOR + 2.85%) due 04/15/27[6,7]	5,450,000	5,461,476
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[3,7]	6,000,000	5,384,592
BNPP IP CLO Ltd.
2014-2A, 7.02% (3 Month USD LIBOR + 5.25%) due 10/30/25[6,7]	5,500,000	5,336,235
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[7]	5,250,000	5,246,639
Mountain Hawk II CLO Ltd.
2013-2A, 4.89% (3 Month USD LIBOR + 3.15%) due 07/22/24[6,7]	2,750,000	2,651,573
2013-2A, 4.34% (3 Month USD LIBOR + 2.60%) due 07/22/24[6,7]	2,500,000	2,503,431
Fifth Street SLF II Ltd.
2015-2A, 4.57% (3 Month USD LIBOR + 2.81%) due 09/29/27[6,7]	5,000,000	5,012,036
Sudbury Mill CLO Ltd.
2017-1A, 4.18% (3 Month USD LIBOR + 2.45%) due 01/17/26[6,7]	5,000,000	5,004,922
WhiteHorse X Ltd.
2015-10A, 7.03% (3 Month USD LIBOR + 5.30%) due 04/17/27[6,7]	4,980,000	4,812,519
NewStar Arlington Senior Loan Program LLC
2014-1A, 6.00% (3 Month USD LIBOR + 4.25%) due 07/25/25[6,7]	2,750,000	2,752,629
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[6,7]	2,000,000	2,002,650
AMMC CLO XV Ltd.
2016-15A, 4.86% (3 Month USD LIBOR + 2.80%) due 12/09/26[6,7]	4,500,000	4,537,145
Vibrant Clo III Ltd.
2016-3A, 4.69% (3 Month USD LIBOR + 2.95%) due 04/20/26[6,7]	4,500,000	4,506,106

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

KKR CLO 14 Ltd.
2016-14, 6.07% (3 Month USD LIBOR + 4.35%) due 07/15/28[6,7]	2,500,000	$2,512,063
2016-14, 4.02% (3 Month USD LIBOR + 2.30%) due 07/15/28[6,7]	1,750,000	1,756,496
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.18% (3 Month USD LIBOR + 2.85%) due 12/20/24[6,7]	3,250,000	3,253,594
2012-1A, 4.32% (3 Month USD LIBOR + 3.00%) due 08/15/23[6,7]	1,000,000	1,003,978
OHA Loan Funding Ltd.
2017-1A, 4.79% (3 Month USD LIBOR + 3.05%) due 07/23/25[6,7]	4,100,000	4,108,161
Symphony Clo V Ltd.
2007-5A, 5.97% (3 Month USD LIBOR + 4.25%) due 01/15/24[6,7]	4,000,000	4,024,997
Madison Park Funding XVI Ltd.
2016-16A, 4.39% (3 Month USD LIBOR + 2.65%) due 04/20/26[6,7]	4,000,000	4,004,093
MidOcean Credit CLO I
2018-1A, 3.02% (3 Month USD LIBOR + 1.30%) due 01/15/24[6,7]	4,000,000	4,000,257
Adams Mill CLO Ltd.
2014-1A, 6.72% (3 Month USD LIBOR + 5.00%) due 07/15/26[6,7]	4,000,000	3,951,855
Garrison Funding Ltd.
2016-2A, 5.32% (3 Month USD LIBOR + 4.00%) due 09/29/27[6,7]	3,700,000	3,750,375
Jamestown CLO VI Ltd.
2015-6A, 4.57% (3 Month USD LIBOR + 3.25%) due 02/20/27[6,7]	3,750,000	3,745,005
Fifth Street Senior Loan Fund I LLC
2015-1A, 5.49% (3 Month USD LIBOR + 3.75%) due 01/20/27[6,7]	3,500,000	3,507,788
NewMark Capital Funding CLO Ltd.
2014-2A, 5.81% (3 Month USD LIBOR + 3.50%) due 06/30/26[6,7]	3,500,000	3,504,363
OZLM IX Ltd.
2017-9A, 4.09% (3 Month USD LIBOR + 2.35%) due 01/20/27[6,7]	3,500,000	3,503,435
Mountain Hawk I CLO Ltd.
2013-1A, 4.46% (3 Month USD LIBOR + 2.72%) due 01/20/24[6,7]	3,400,000	3,406,697
Hunt CRE 2017-FL1 Ltd.
2017-FL1, 3.63% (1 Month USD LIBOR + 2.40%) due 08/15/34[6,7]	3,350,000	3,347,540
PFP Ltd.
2017-3, 4.28% (1 Month USD LIBOR + 2.50%) due 01/14/35[6,7]	3,250,000	3,269,262
Flatiron CLO Ltd.
2013-1A, 5.33% (3 Month USD LIBOR + 3.60%) due 01/17/26[6,7]	3,200,000	3,206,242

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

AMMC CLO XI Ltd.
2012-11A, due 10/30/23[3,7]	5,650,000	$3,192,250
Mountain Hawk III CLO Ltd.
2014-3A, 4.53% (3 Month USD LIBOR + 2.80%) due 04/18/25[6,7]	3,000,000	3,001,033
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 3.69% (1 Month USD LIBOR + 1.90%) due 03/15/20[6,7]	2,700,000	2,698,003
Shackleton CLO Ltd.
2014-6A, 5.33% (3 Month USD LIBOR + 3.60%) due 07/17/26[6,7]	2,068,000	2,071,675
Cent CLO 21 Ltd.
2017-21A, 3.72% (3 Month USD LIBOR + 2.40%) due 07/27/26[6,7]	2,000,000	2,003,110
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[3,7]	1,500,000	1,307,101
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,8]	8,150,000	1,037,495
Northwoods Capital XI Ltd.
2017-11A, 4.12% (3 Month USD LIBOR + 2.40%) due 04/15/25[6,7]	1,000,000	999,992
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,7]	3,000,000	101,226
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[3,7]	2,650,000	59,726
2012-1X, due 07/17/23[3]	1,250,000	28,172
Total Collateralized Loan Obligations		1,440,793,576

Transport-Aircraft - 6.4%
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	64,711,900	64,591,290
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	62,803,320	62,604,265
Raspro Trust
2005-1A, 2.37% (3 Month USD LIBOR + 0.63%) due 03/23/24[6,7]	54,297,571	51,854,180
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	34,648,573	34,264,189
2016-1, 4.45% due 08/15/41	26,608,022	26,451,806
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	48,523,940	48,725,411
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[7]	16,306,500	16,340,998
2016-2, 5.93% due 11/15/41	9,894,080	10,071,560
2016-2, 4.21% due 11/15/41	8,834,000	8,921,343
2016-1A, 6.50% due 03/17/36[7]	6,029,975	6,167,839
2016-2, 7.87% due 11/15/41	3,611,520	3,631,972
2018-1A, 5.44% due 01/16/38[7]	1,723,400	1,706,339
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[7]	32,300,000	32,403,748
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[7]	13,365,037	13,274,771

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[7]	10,901,650	$10,936,895
Rise Ltd.
2014-1B, 6.50% due 02/12/39	5,298,595	5,306,543
2014-1A, 4.74% due 02/12/39	4,122,362	4,128,546
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[7]	8,102,927	8,068,511
Stripes Aircraft Ltd.
2013-1 A1, 5.32% due 03/20/23†††	6,930,525	6,871,896
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39	5,727,786	5,727,786
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[7]	4,752,763	4,749,964
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[7]	4,183,594	4,055,068
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	2,311,467	2,323,515
2013-1A, 6.38% due 12/13/48[8]	1,639,421	1,549,253
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	3,904,586	3,863,008
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	1,825,079	1,825,079
Airplanes Pass Through Trust
2001-1A, 2.33% (1 Month USD LIBOR + 0.55%) due 03/15/19[6,8,13]	2,097,481	94,387
Total Transport-Aircraft		440,510,162

Whole Business - 0.9%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000	42,602,921
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[7]	13,337,500	13,452,736
Drug Royalty III Limited Partnership 1
2017-1A, 4.22% (3 Month USD LIBOR + 2.50%) due 04/15/27[6,7]	3,310,619	3,310,560
Sonic Capital LLC
2018-1A, 4.03% due 02/20/48[7]	1,500,000	1,492,185
Miramax LLC
2014-1A, 3.34% due 07/20/26[7]	955,200	951,669
Total Whole Business		61,810,071

Collateralized Debt Obligations - 0.6%
N-Star REL CDO VIII Ltd.
2006-8A, 2.02% (1 Month USD LIBOR + 0.36%) due 02/01/41[6,7]	19,501,287	19,392,860
Putnam Structured Product Funding Ltd.
2003-1A, 2.78% (1 Month USD LIBOR + 1.00%) due 10/15/38[6,7]	15,091,188	14,605,689
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[7]	5,000,000	5,038,337
Highland Park CDO I Ltd.
2006-1A, 2.34% (3 Month USD LIBOR + 0.40%) due 11/25/51[6,8]	3,165,198	3,038,511
Banco Bradesco SA
2014-1, 5.43% due 03/12/26†††,8	2,654,360	2,660,980

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Static Repackaging Trust Ltd.
2004-1A, 2.86% (3 Month USD LIBOR + 1.05%) due 05/10/39[6,7]	542,874	$541,532
Pasadena CDO Ltd.
2002-1A, 3.05% (3 Month USD LIBOR + 0.85%) due 06/19/37[6,7]	261,067	259,696
Total Collateralized Debt Obligations		45,537,605

Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
2018-1, 4.18% due 04/07/28	15,300,000	15,300,000
CIC Receivables Master Trust
4.89% due 10/07/21†††	4,617,004	4,774,410
Total Diversified Payment Rights		20,074,410

Unsecured Consumer Loans - 0.3%
Sofi Consumer Loan Program 2017-6 LLC
2017-6, 2.20% due 11/25/26[7]	20,035,614	19,936,165

Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[7]	10,675,000	10,516,216

Automotive - 0.1%
Hertz Vehicle Financing II, LP
2015-1A, 3.52% due 03/25/21[7]	4,600,000	4,597,620
Total Asset-Backed Securities
(Cost $2,039,692,619)		2,043,775,825

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.0%
Residential Mortgage Backed Securities - 15.4%
LSTAR Securities Investment Limited
2017-9, 3.21% (1 Month USD LIBOR + 1.55%) due 12/01/22[6,7]	66,096,678	66,127,665
2017-8, 3.31% (1 Month USD LIBOR + 1.65%) due 11/01/22[6,7]	47,736,833	47,895,963
2017-6, 2.99% (1 Month USD LIBOR + 1.75%) due 09/01/22[6,7]	39,500,452	39,525,140
2017-3, 3.24% (1 Month USD LIBOR + 2.00%) due 04/01/22[6,7]	23,229,555	23,258,592
CIM Trust
2018-R2, 3.69% due 08/25/57	52,000,000	52,134,021
2017-2, 3.66% (1 Month USD LIBOR + 2.00%) due 12/25/57[6,7]	49,448,887	49,986,614
RALI Series Trust
2007-QO2, 2.02% (1 Month USD LIBOR + 0.15%) due 02/25/47[6]	21,467,530	13,879,346
2006-QO8, 2.07% (1 Month USD LIBOR + 0.20%) due 10/25/46[6]	12,544,433	11,608,324
2006-QO10, 2.03% (1 Month USD LIBOR + 0.16%) due 01/25/37[6]	8,898,760	8,371,657
2006-QO3, 2.08% (1 Month USD LIBOR + 0.21%) due 04/25/46[6]	14,315,496	7,077,392
2006-QO2, 2.14% (1 Month USD LIBOR + 0.27%) due 02/25/46[6]	12,402,514	5,560,368
2006-QO6, 2.10% (1 Month USD LIBOR + 0.23%) due 06/25/46[6]	10,408,917	4,642,888
2006-QO2, 2.30% (1 Month USD LIBOR + 0.34%) due 02/25/46[6]	7,779,895	3,623,820

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

2006-QO6, 2.05% (1 Month USD LIBOR + 0.18%) due 06/25/46[6]	6,134,841	$2,671,919
2006-QO2, 2.06% (1 Month USD LIBOR + 0.22%) due 02/25/46[6]	4,174,518	1,819,440
Ameriquest Mortgage Securities Trust
2006-M3, 2.05% (1 Month USD LIBOR + 0.18%) due 10/25/36[6]	84,408,088	56,981,402
LSTFV
2017-1A, 4.16% due 04/01/20†††	53,003,011	53,040,957
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/37[6]	48,658,890	48,373,836
FirstKey Master Funding
2017-R1, 1.89% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,6,7	43,750,000	41,542,743
Lehman XS Trust Series
2006-16N, 2.08% (1 Month USD LIBOR + 0.21%) due 11/25/46[6]	27,111,280	25,427,420
2006-16N, 1.43% (1 Month USD LIBOR + 0.19%) due 11/25/46[6]	9,112,653	8,889,156
2006-10N, 1.45% (1 Month USD LIBOR + 0.21%) due 07/25/46[6]	6,571,813	6,340,870
ACE Securities Corporation Home Equity Loan Trust Series
2006-HE4, 2.01% (1 Month USD LIBOR + 0.14%) due 10/25/36[6]	23,531,367	15,903,272
2007-HE1, 2.02% (1 Month USD LIBOR + 0.15%) due 01/25/37[6]	21,068,198	14,462,913
2007-ASP1, 2.25% (1 Month USD LIBOR + 0.38%) due 03/25/37[6]	15,256,739	9,694,083
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.20% (1 Year CMT Rate + 0.92%) due 06/25/46[6]	37,762,040	35,034,367
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
2007-HE2, 2.23% (1 Month USD LIBOR + 0.36%) due 04/25/37[6]	31,673,942	17,656,040
2007-HE2, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[6]	24,681,310	13,525,583
Long Beach Mortgage Loan Trust
2006-6, 2.12% (1 Month USD LIBOR + 0.25%) due 07/25/36[6]	17,893,710	9,502,000
2006-8, 2.03% (1 Month USD LIBOR + 0.16%) due 09/25/36[6]	20,817,510	8,926,528
2006-1, 2.06% (1 Month USD LIBOR + 0.19%) due 02/25/36[6]	5,394,493	4,529,297
2006-6, 2.02% (1 Month USD LIBOR + 0.15%) due 07/25/36[6]	5,571,885	2,914,914
2006-8, 1.96% (1 Month USD LIBOR + 0.09%) due 09/25/36[6]	5,641,154	2,397,509
2006-6, 1.97% (1 Month USD LIBOR + 0.10%) due 07/25/36[6]	3,225,446	1,673,962
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE1, 2.10% (1 Month USD LIBOR + 0.23%) due 11/25/36[6]	15,789,299	10,947,613

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

2007-HE6, 2.12% (1 Month USD LIBOR + 0.25%) due 05/25/37[6]	10,705,235	$9,840,261
2006-HE8, 2.09% (1 Month USD LIBOR + 0.22%) due 10/25/36[6]	9,517,502	5,838,535
2007-HE6, 2.01% (1 Month USD LIBOR + 0.14%) due 05/25/37[6]	2,242,050	2,039,610
IXIS Real Estate Capital Trust
2007-HE1, 2.03% (1 Month USD LIBOR + 0.16%) due 05/25/37[6]	28,077,231	10,422,614
2007-HE1, 2.10% (1 Month USD LIBOR + 0.23%) due 05/25/37[6]	19,892,324	7,439,303
2007-HE1, 1.93% (1 Month USD LIBOR + 0.06%) due 05/25/37[6]	17,696,314	6,498,991
American Home Mortgage Assets Trust
2007-1, 1.98% (1 Year CMT Rate + 0.70%) due 02/25/47[6]	33,225,345	21,429,175
GSAA Trust
2007-3, 2.04% (1 Month USD LIBOR + 0.17%) due 03/25/47[6]	26,145,981	13,629,045
2006-9, 1.48% (1 Month USD LIBOR + 0.24%) due 06/25/36[6]	12,243,465	6,929,811
Nationstar Home Equity Loan Trust
2007-C, 2.05% (1 Month USD LIBOR + 0.18%) due 06/25/37[6]	19,248,905	18,565,900
Master Asset Backed Securities Trust
2006-WMC3, 2.03% (1 Month USD LIBOR + 0.16%) due 08/25/36[6]	13,199,939	6,978,219
2006-HE3, 1.97% (1 Month USD LIBOR + 0.10%) due 08/25/36[6]	11,649,681	5,518,903
2006-HE3, 2.02% (1 Month USD LIBOR + 0.15%) due 08/25/36[6]	9,794,599	4,677,013
Bayview Opportunity Master Fund IVa Trust
2018-RN3, 3.67% due 03/28/33[7]	16,800,000	16,820,143
GSAA Home Equity Trust
2006-16, 2.04% (1 Month USD LIBOR + 0.17%) due 10/25/36[6]	16,604,783	8,770,884
2006-3, 2.17% (1 Month USD LIBOR + 0.30%) due 03/25/36[6]	4,521,261	3,374,987
2007-7, 1.51% (1 Month USD LIBOR + 0.27%) due 07/25/37[6]	2,563,240	2,437,894
2006-14, 1.49% (1 Month USD LIBOR + 0.25%) due 09/25/36[6]	3,622,174	2,205,351
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[6]	17,096,526	16,249,254
GSAMP TRUST
2002-HE2, 2.86% (1 Month USD LIBOR + 1.04%) due 10/20/32[6,7]	15,475,314	15,567,496
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[7]	14,413,563	14,413,563
HSI Asset Securitization Corporation Trust
2007-HE1, 2.06% (1 Month USD LIBOR + 0.19%) due 01/25/37[6]	9,184,691	7,490,160
2005-OPT1, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/35[6]	6,237,365	6,221,621

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.02% (1 Month USD LIBOR + 0.15%) due 11/25/36[6]	21,411,829	$10,978,849
First NLC Trust
2007-1, 2.15% (1 Month USD LIBOR + 0.28%) due 08/25/37[6,7]	9,393,385	6,039,955
2007-1, 1.94% (1 Month USD LIBOR + 0.07%) due 08/25/37[6,7]	7,123,305	4,463,978
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 1.81% (1 Month USD LIBOR + 0.19%) due 07/25/37[6]	10,452,353	9,481,600
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[6,7]	9,489,734	9,369,742
JP Morgan Mortgage Acquisition Trust
2006-HE3, 2.03% (1 Month USD LIBOR + 0.16%) due 11/25/36[6]	9,230,036	8,343,358
Luminent Mortgage Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.20%) due 02/25/46[6]	9,672,463	7,816,448
GCAT
2017-1, 3.38% due 03/25/47[7]	7,465,397	7,415,610
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.12% (1 Year CMT Rate + 0.84%) due 11/25/46[6]	8,480,104	7,134,927
Bayview Opportunity Master Fund IIa Trust
2017-RN5, 3.10% due 08/28/32[7]	6,296,311	6,223,519
GCAT LLC
2017-4, 3.23% due 05/25/22[7]	6,175,558	6,133,144
Bayview Opportunity Master Fund IIIa Trust
2017-RN7, 3.10% due 09/28/32[7]	6,070,806	6,046,736
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[7]	5,849,147	5,852,487
WaMu Asset-Backed Certificates WaMu Series 2007-HE4 Trust
2007-HE4, 2.04% (1 Month USD LIBOR + 0.17%) due 07/25/47[6]	4,348,205	3,162,199
2007-HE4, 2.12% (1 Month USD LIBOR + 0.25%) due 07/25/47[6]	3,104,618	2,278,790
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[7]	5,392,503	5,380,249
Nomura Resecuritization Trust
2015-4R, 0.73% (1 Month USD LIBOR + 0.43%) due 03/26/36[6,7]	5,192,348	4,996,108
American Home Mortgage Investment Trust
2006-1, 2.27% (1 Month USD LIBOR + 0.40%) due 03/25/46[6]	5,055,305	4,890,223
Alliance Bancorp Trust
2007-OA1, 2.11% (1 Month USD LIBOR + 0.24%) due 07/25/37[6]	3,777,559	3,240,119
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[7]	1,966,349	1,957,215

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/37[6,7]	1,916,721		$1,846,532
Morgan Stanley Re-REMIC Trust
2010-R5, 3.51% due 06/26/36[7]	1,589,912		1,342,786
First Franklin Mortgage Loan Trust
2006-FF1, 2.31% (1 Month USD LIBOR + 0.44%) due 01/25/36[6]	1,225,000		1,170,146
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[6]	1,008,813		987,664
Total Residential Mortgage Backed Securities			1,065,858,731

Commercial Mortgage Backed Securities - 1.4%
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[6,7]	46,477,003		45,463,935
Citigroup Commercial Mortgage Trust
2016-SMPL, 4.51% due 09/10/31[7]	22,450,000		22,315,372
GS Mortgage Securities Corporation Trust
2017-STAY, 3.38% (1 Month USD LIBOR + 2.15%) due 07/15/32[6,7]	16,531,000		16,454,952
GS Mortgage Securities Trust
2014-GSFL, 5.13% (1 Month USD LIBOR + 3.90%) due 07/15/31[6,7]	6,038,536		6,058,531
GE Business Loan Trust
2007-1A, 2.23% (1 Month USD LIBOR + 0.45%) due 04/16/35[6,7]	2,070,359		1,914,918
Total Commercial Mortgage Backed Securities			92,207,708

Government Agency - 1.0%
Fannie Mae[20]
3.00% due 02/01/57	28,965,901		28,018,913
2.99% due 02/01/28	19,400,000		19,000,162
3.10% due 02/01/28	11,000,000		10,881,296
3.11% due 02/01/28	5,900,000		5,838,713
Freddie Mac Multifamily Structured Pass Through Certificates
2018-K072, 3.50% (WAC) due 12/25/27[6,20]	6,300,000		6,390,986
Total Government Agency			70,130,070

Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[8]	9,000,000		9,637,542
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[8]	5,782,581		5,925,584
Total Military Housing			15,563,126
Total Collateralized Mortgage Obligations
(Cost $1,237,955,626)			1,243,759,635

FOREIGN GOVERNMENT DEBT†† - 13.1%
Republic of Portugal
due 05/18/18[4]	EUR	109,850,000	135,237,961

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Government of Japan
due 06/04/18[4]	JPY	11,400,000,000	$107,167,285
due 04/05/18[4]	JPY	1,700,000,000	15,976,837
due 04/23/18[4]	JPY	700,000,000	6,579,092
due 04/16/18[4]	JPY	500,000,000	4,699,244
Total Government of Japan			134,422,458
Republic of Italy
due 05/31/18[4]	EUR	71,840,000	88,459,199
due 04/13/18[4]	EUR	37,080,000	45,632,216
Total Republic of Italy			134,091,415
Republic of Hungary
4.00% due 04/25/18	HUF	9,198,000,000	36,309,876
due 05/23/18[4]	HUF	5,846,000,000	23,022,225
2.50% due 06/22/18	HUF	4,233,060,000	16,762,041
due 11/21/18[4]	HUF	3,100,000,000	12,205,131
due 07/18/18[4]	HUF	2,390,000,000	9,411,137
due 04/11/18[4]	HUF	2,202,240,000	8,673,266
5.50% due 12/20/18	HUF	1,500,000,000	6,139,774
due 09/26/18[4]	HUF	1,200,000,000	4,724,732
Total Republic of Hungary			117,248,182
Kingdom of Spain
due 04/06/18[4]	EUR	91,650,000	112,780,022
Czech Republic
4.60% due 08/18/18	CZK	650,000,000	31,952,605
due 04/13/18[4]	CZK	620,000,000	30,031,634
due 04/20/18[4]	CZK	358,000,000	17,339,928
due 08/31/18[4]	CZK	238,000,000	11,507,705
due 04/06/18[4]	CZK	177,000,000	8,573,984
Total Czech Republic			99,405,856
Denmark Treasury Bill
due 06/01/18[4]	DKK	417,900,000	69,050,019
Republic of France
due 04/05/18[4]	EUR	52,340,000	64,403,832
Kingdom of Sweden
due 04/18/18[4]	SEK	330,700,000	39,626,924
Total Foreign Government Debt
(Cost $904,418,842)			906,266,669

SENIOR FLOATING RATE INTERESTS††,6 - 12.1%
Technology - 3.4%
Misys Ltd.
5.48% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/13/24	36,342,375		36,292,586
Epicor Software
5.13% (1 Month USD LIBOR + 3.25%) due 06/01/22	22,379,211		22,466,713
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23	12,270,972		12,347,665
TIBCO Software, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 12/04/20	11,853,567		11,885,690
Severin Acquisition LLC
6.77% (3 Month USD LIBOR + 4.88%) due 07/30/21	3,421,250		3,421,250
6.64% (2 Month USD LIBOR + 4.75%) due 07/30/21	3,424,125		3,415,565
6.89% (3 Month USD LIBOR + 5.00%) due 07/30/21	2,608,360		2,608,360
7.27% (3 Month USD LIBOR + 5.38%) due 07/30/21	790,000		793,950
Planview, Inc.
7.13% (3 Month USD LIBOR + 5.25%) due 01/27/23†††,1	8,869,935		8,786,528
Advanced Computer Software
11.37% (3 Month USD LIBOR + 9.50%) due 01/31/23	5,000,000		4,900,000
7.52% (3 Month USD LIBOR + 5.50%) due 03/18/22	3,375,434		3,378,235

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Lytx, Inc.
8.63% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,1	7,978,687		$7,800,342
IRIS Software Group Ltd.
4.76% (3 Month USD LIBOR + 4.25%) due 08/23/21†††,1	GBP	5,450,000	7,613,276
Optiv, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 02/01/24	7,747,970		7,467,106
SS&C Technologies, Inc.
7.25% (3 Month USD LIBOR + 2.50%) due 02/27/25	5,380,573		5,404,678
7.25% (3 Month USD LIBOR + 2.50%) due 02/28/25	1,919,427		1,928,026
Nimbus Acquisitions Bidco Ltd.
7.25% (1 Month USD LIBOR + 6.25%) due 07/15/21†††,1	GBP	5,050,000	7,020,863
Palermo Finance Corp.
6.22% (1 Month USD LIBOR + 4.50%) due 04/17/23†††,1	6,417,750		6,364,026
LANDesk Group, Inc.
6.13% (3 Month USD LIBOR + 4.25%) due 01/20/24	6,414,750		6,295,500
Bullhorn, Inc.
8.64% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1	4,306,294		4,279,121
8.62% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1	896,280		891,101
AVSC Holding Corp.
5.10% (3 Month USD LIBOR + 3.25%) due 03/03/25	5,150,000		5,161,279
Cvent, Inc.
5.63% (3 Month USD LIBOR + 3.75%) due 11/29/24	5,000,000		5,025,000
Peak 10 Holding Corp.
5.80% (3 Month USD LIBOR + 3.50%) due 08/01/24	4,776,000		4,787,176
Masergy Holdings, Inc.
5.55% (3 Month USD LIBOR + 3.25%) due 12/15/23	4,775,654		4,781,624
Kronos, Inc.
4.88% (1 Month USD LIBOR + 3.00%) due 11/01/23	4,455,084		4,481,414
Project Alpha (Qlik)
5.04% (3 Month USD LIBOR + 3.50%) due 04/26/24	4,336,683		4,275,232
Camelia Bidco Banc Civica
5.46% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	3,000,000	4,212,839
Jaggaer
5.88% (Commercial Prime Lending Rate + 3.00%) and (3 Month USD LIBOR + 4.00%) due 12/28/24	3,550,000		3,550,000
Internet Brands, Inc.
5.53% (3 Month USD LIBOR + 3.75%) due 09/13/24	3,369,854		3,369,247
Ipreo Holdings
5.30% (1 Month USD LIBOR + 3.00%) due 08/06/21	3,190,141		3,190,141
Eiger Acquisition B.V.
3.75% (1 Month EURIBOR + 3.75%) due 12/12/24	EUR	2,600,000	3,189,231
Verisure Cayman 2
due 10/21/22[9]	EUR	2,300,000	2,801,489

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

CPI Acquisition, Inc.
6.36% (3 Month USD LIBOR + 4.50%) due 08/17/22	3,822,372		$2,610,680
OEConnection LLC
6.46% (Commercial Prime Lending Rate + 3.00%) and (3 Month USD LIBOR + 4.00%) due 11/22/24	2,500,000		2,509,375
Ping Identity Corp.
5.62% (3 Month USD LIBOR + 3.75%) due 01/24/25	2,100,000		2,105,250
Viewpoint, Inc.
due 07/19/24[9]	2,089,500		2,092,112
Park Place Technologies LLC
8.75% (3 Month USD LIBOR + 4.00%) due 03/22/25	1,800,000		1,795,500
Flexera Software LLC
5.13% (3 Month USD LIBOR + 3.25%) due 02/26/25	1,675,000		1,681,985
Ministry Brands LLC
6.88% (1 Month USD LIBOR + 5.00%) due 12/02/22	1,490,561		1,483,109
6.87% (3 Month USD LIBOR + 5.00%) due 12/02/22	187,585		186,647
Project Accelerate Parent, LLC
5.94% (2 Month USD LIBOR + 4.25%) due 01/02/25	1,500,000		1,511,250
MRI Software LLC
8.56% (3 Month USD LIBOR + 6.25%) due 06/30/23	1,276,266		1,263,503
8.36% (3 Month USD LIBOR + 6.25%) due 06/30/23	62,344		61,720
8.02% (2 Month USD LIBOR + 6.00%) due 06/30/23†††,1	9,250		8,480
GlobalLogic Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.75%) due 06/20/22	1,229,300		1,235,447
CogitalGroup
4.50% (1 Month EURIBOR + 4.50%) due 11/25/23†††	EUR	1,000,000	1,218,162
Aspect Software, Inc.
12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	1,025,411		1,020,930
Wall Street Systems Delaware, Inc.
due 11/21/24[9]	EUR	598,500	738,886
Quorum Business Solutions
6.52% (3 Month USD LIBOR + 4.75%) due 08/07/21	624,586		616,779
Total Technology			236,325,068

Consumer, Non-cyclical - 2.5%
Diamond (BC) B.V.
4.99% (3 Month USD LIBOR + 3.00%) due 09/06/24	10,439,408		10,417,694
3.25% (3 Month EURIBOR + 3.25%) due 09/06/24	EUR	3,391,500	4,145,083
Sigma Holding BV (Flora Food)
3.50% (3 Month USD LIBOR + 3.50%) due 03/07/25	EUR 4,000,000		4,868,168
3.00% (3 Month USD LIBOR + 3.00%) due 03/07/25	3,300,000		3,295,875
4.00% (3 Month USD EURIBOR + 3.50%) due 03/07/25	GBP 2,100,000		2,916,339

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

IHC Holding Corp.
8.74% (3 Month USD LIBOR + 6.75%) due 04/30/21†††,1	7,118,577		$7,063,604
8.93% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,1	1,390,376		1,379,638
Davis Vision
due 12/02/24[9]	7,627,386		7,589,249
Endo Luxembourg Finance Co.
6.19% (3 Month USD LIBOR + 4.25%) due 04/29/24	7,605,366		7,583,158
Affordable Care Holdings Corp.
6.74% (1 Month USD LIBOR + 4.75%) due 10/24/22	7,086,875		7,086,875
Hanger, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 03/01/25	7,000,000		7,000,000
Lineage Logistics LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/16/25	6,900,000		6,879,852
AI Aqua Zip Bidco Pty Ltd.
5.13% (1 Month USD LIBOR + 3.25%) due 12/13/23	6,329,487		6,352,331
Authentic Brands
5.80% (3 Month USD LIBOR + 3.50%) due 09/27/24	5,870,500		5,890,049
One Call Medical, Inc.
6.03% (1 Month USD LIBOR + 4.00%) due 11/27/20	5,977,904		5,708,898
Immucor, Inc.
7.30% (3 Month USD LIBOR + 5.00%) due 06/15/21	5,522,250		5,646,501
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.50% (3 Month USD LIBOR + 4.50%) due 03/22/25	5,250,000		5,250,000
Springs Industries, Inc.
8.38% (3 Month USD LIBOR + 6.50%) due 06/01/21†††,1	5,010,750		5,010,750
IVC Acquisition Midco Ltd.
5.21% (3 Month USD LIBOR + 4.50%) due 01/26/24	GBP	3,405,000	4,777,606
Arctic Glacier Group Holdings, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 03/20/24	4,417,872		4,452,375
Grocery Outlet, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 10/21/21	4,317,716		4,332,094
DJO Finance LLC
5.03% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 06/08/20	3,677,676		3,693,012
SHO Holding I Corp.
6.79% (3 Month USD LIBOR + 5.00%) due 10/27/22	3,355,758		3,187,970
Packaging Coordinators Midco, Inc.
5.78% (3 Month USD LIBOR + 4.00%) due 06/30/23	3,152,000		3,161,866
Smart & Final Stores LLC
5.38% (1 Month USD LIBOR + 3.50%) due 11/15/22	3,200,000		3,150,016

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Cidron New Bidco Limited (New Binding)
3.50% due 03/28/25[9]	EUR	2,500,000	$3,076,166
Avantor, Inc.
5.88% (3 Month USD LIBOR + 4.00%) due 11/21/24	2,394,000		2,418,443
4.25% (1 Month EURIBOR + 4.25%) due 11/21/24	EUR	500,000	617,159
BCPE Eagle Buyer LLC
6.06% (3 Month USD LIBOR + 4.25%) due 03/18/24	2,876,970		2,838,620
Chef’s Warehouse Parent LLC
5.88% (1 Month USD LIBOR + 4.00%) due 06/22/22	2,570,791		2,586,859
Equian LLC
5.15% (3 Month USD LIBOR + 3.25%) due 05/20/24	2,495,477		2,506,907
Nellson Nutraceutical (US)
6.56% (Commercial Prime Lending Rate + 3.25%) and (3 Month USD LIBOR + 4.25%) due 12/23/21	2,429,477		2,429,477
Gem Acquisitions, Inc. (Genex)
3.25% (3 Month USD LIBOR + 3.25%) due 03/02/25	2,200,000		2,199,076
Reddy Ice Holdings, Inc.
11.20% (3 Month USD LIBOR + 9.50%) due 11/01/19	1,125,000		1,047,184
7.26% (Commercial Prime Lending Rate + 4.50%) and (3 Month USD LIBOR + 5.50%) due 05/01/19	1,048,227		1,045,607
CTI Foods Holding Co. LLC
5.38% (1 Month USD LIBOR + 3.50%) due 06/29/20	1,250,000		1,128,125
9.13% (3 Month USD LIBOR + 7.25%) due 06/28/21	1,035,000		765,900
Certara, Inc.
6.30% (3 Month USD LIBOR + 4.00%) due 08/15/24	1,564,195		1,568,105
3.50% (3 Month USD LIBOR + 3.50%) due 08/15/24	320,000		320,800
Give and Go Prepared Foods Corp.
6.19% (3 Month USD LIBOR + 4.25%) due 07/29/23	1,696,974		1,705,459
NewCo Sab BidCo S.A.S.
3.00% (3 Month EURIBOR + 3.00%) due 04/22/24	EUR	1,250,000	1,517,903
Valeo Foods Group Ltd.
3.75% (1 Month EURIBOR + 3.75%) due 08/27/24	EUR	1,225,000	1,511,301
ADMI Corp.
5.59% (1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%) due 04/29/22	1,283,503		1,286,711
CPI Holdco LLC
5.80% (1 Month USD LIBOR + 3.50%) due 03/21/24	1,188,003		1,193,943
MDVIP LLC
6.01% (3 Month USD LIBOR + 4.25%) due 11/14/24	1,000,000		1,005,000

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Nellson Nutraceutical (CAD)
6.56% (Commercial Prime Lending Rate + 3.25%) and (3 Month USD LIBOR + 4.25%) due 12/23/21	998,723		$998,723
Alegeus Technologies LLC
7.31% (6 Month USD LIBOR + 5.00%) due 04/28/23†††,1	995,000		986,579
NES Global Talent
7.27% (3 Month USD LIBOR + 5.50%) due 10/03/19	913,926		900,217
Waterlogic Holdings Ltd.
due 03/01/25[9]	EUR	700,000	861,326
Pelican Products, Inc.
6.13% (3 Month USD LIBOR + 4.25%) due 04/10/20	494,845		496,082
Examworks Group, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 07/27/23	380,000		382,375
Alpha BidCo SAS
3.50% (3 Month EURIBOR + 3.50%) due 01/30/23	EUR	279,950	345,847
WEI Sales LLC (Wells Enterprises)
due 03/20/25[9]	300,000		303,000
Cheese Bidco B.V.
3.50% (3 Month EURIBOR + 3.50%) due 01/30/23	EUR	120,050	148,309
Targus Group International, Inc.
due 05/24/16†††,1,2,9,10	152,876		—
Total Consumer, Non-cyclical			169,030,206

Industrial - 1.9%
DAE Aviation
5.63% (3 Month USD LIBOR + 3.75%) due 07/07/22	14,158,313		14,271,155
Filtration Group Corp.
3.00% (3 Month USD LIBOR + 3.00%) due 03/27/25	6,200,000		6,215,500
3.50% (3 Month USD LIBOR + 3.00%) due 03/27/25	EUR	1,000,000	1,227,390
Tronair Parent, Inc.
6.56% (3 Month USD LIBOR + 4.75%) due 09/08/23	6,684,968		6,634,831
Hayward Industries, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/05/24	3,930,250		3,942,041
10.13% (3 Month USD LIBOR + 8.25%) due 08/04/25	2,600,000		2,580,500
Kuehg Corp. - Kindercare
6.05% (3 Month USD LIBOR + 3.75%) and (6 Month USD LIBOR + 3.75%) due 08/12/22	5,591,923		5,614,626
Arctic Long Carriers
6.38% (3 Month USD LIBOR + 4.50%) due 05/18/23	5,359,500		5,399,696
Pregis Holding I Corp.
5.80% (1 Month USD LIBOR + 3.50%) due 05/20/21	5,175,481		5,179,776
Diversitech Holdings, Inc.
5.31% (3 Month USD LIBOR + 3.00%) due 06/03/24	4,108,894		4,124,303
9.81% (3 Month USD LIBOR + 7.50%) due 06/02/25	1,000,000		1,007,500
Titan Acquisition Ltd. (Husky)
3.00% (3 Month USD LIBOR + 3.00%) due 03/15/25	4,350,000		4,343,345

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Travelport Finance (Luxembourg) S.A.R.L.
4.40% (3 Month USD LIBOR + 2.50%) due 03/17/25	4,000,000		$4,007,000
SI Organization
6.63% (1 Month USD LIBOR + 4.75%) due 11/23/19	3,641,119		3,650,222
CHI Overhead Doors, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 07/29/22	3,511,423		3,511,423
Resource Label Group LLC
6.80% (3 Month USD LIBOR + 4.50%) due 05/26/23	1,977,879		1,938,321
10.80% (1 Month USD LIBOR + 8.50%) due 11/26/23	1,500,000		1,485,000
ICSH Parent, Inc.
5.38% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 04/29/24	3,162,635		3,158,681
Advanced Integration Technology LP
6.73% (3 Month USD LIBOR + 4.75%) due 04/03/23	2,998,725		3,013,719
Argo Merchants
6.05% (1 Month USD LIBOR + 3.75%) due 12/06/24	2,992,708		3,011,413
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24	2,804,061		2,823,914
Vectra Co.
4.96% (1 Month USD LIBOR + 3.25%) due 03/08/25	2,750,000		2,744,857
Hardware Holdings LLC
8.38% (1 Month USD LIBOR + 6.50%) due 03/30/20	2,808,750		2,724,487
Bioplan USA, Inc.
6.63% (1 Month USD LIBOR + 4.75%) due 09/23/21	2,736,018		2,616,317
Hanjin International Corp.
4.23% (3 Month USD LIBOR + 2.50%) due 10/19/20	2,600,000		2,608,138
CPM Holdings, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 04/11/22	2,241,400		2,267,311
Hillman Group, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 06/30/21	1,749,644		1,767,140
6.81% (Commercial Prime Lending Rate + 2.25%) due 06/28/19†††,1	450,000		437,625
Capstone Logistics
6.38% (3 Month USD LIBOR + 4.50%) due 10/07/21	2,154,557		2,106,747
Thermasys Corp.
5.70% (3 Month USD LIBOR + 4.00%) due 05/03/19	2,123,813		2,053,026
Dimora Brands, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/24/24	1,995,000		1,995,000
Survitec
5.28% (3 Month USD LIBOR + 4.75%) due 03/12/22	GBP	1,125,000	1,522,278
4.25% (3 Month EURIBOR + 4.25%) due 03/12/22	EUR	300,000	361,296

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Fortis Solutions Group LLC
6.29% (1 Month USD LIBOR + 4.50%) due 12/15/23†††,1	1,825,178		$1,825,178
6.38% (1 Month USD LIBOR + 4.50%) due 12/15/23†††,1	40,294		35,593
Zodiac Pool Solutions LLC
due 12/20/23[9]	1,734,566		1,735,659
National Technical Systems
7.91% (3 Month USD LIBOR + 6.25%) due 06/12/21†††,1	1,569,444		1,530,208
Imagine Print Solutions LLC
7.06% (3 Month USD LIBOR + 4.75%) due 06/21/22	1,633,500		1,519,155
Sapphire Bidco B.V.
3.25% (3 Month USD LIBOR + 3.25%) due 12/06/24	EUR	1,200,000	1,469,487
EXC Holdings III Corp.
3.50% (1 Month EURIBOR + 3.50%) due 12/02/24	EUR	725,000	893,203
5.16% (6 Month USD LIBOR + 3.50%) due 12/02/24	500,000		504,165
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%) due 06/30/22	EUR	1,100,000	1,297,342
American Bath Group LLC
7.55% (6 Month USD LIBOR + 5.25%) due 09/30/23	1,237,200		1,249,053
Endries Acquisition Holdings, Inc.
6.46% (1 Month USD LIBOR + 4.75%) due 06/01/23†††,1	1,243,750		1,233,021
CCP Lux Holding SARL
3.75% (3 Month USD LIBOR + 4.00%) due 02/08/25	EUR	1,000,000	1,227,772
Shilton Bidco Ltd.
3.25% (3 Month EURIBOR + 3.25%) due 07/12/24	EUR	1,000,000	1,223,293
Safety Bidco Ltd.
6.28% (3 Month USD LIBOR + 4.50%) due 11/06/24†††,1	GBP	850,000	1,181,357
Swissport Investments S.A.
4.75% (2 Month EURIBOR + 3.75%) due 02/08/22	EUR	972,222	1,166,918
CEP IV Investment
3.50% (1 Month EURIBOR + 3.50%), (2 Month EURIBOR + 3.50%) and (3 Month EURIBOR + 3.50%) due 10/03/24	EUR	900,000	1,107,420
Amspec Services, Inc.
6.17% (3 Month USD LIBOR + 4.50%) due 07/01/22	798,000		794,010
Duran Group Holding GMBH
4.00% (1 Month EURIBOR + 4.00%) due 03/29/24	EUR	439,412	536,626
4.00% (1 Month EURIBOR + 4.00%) due 12/20/24	EUR	150,000	183,186
Recess Holdings, Inc.
6.20% (3 Month USD LIBOR + 3.75%) due 09/30/24	703,000		705,636
Transcendia Holdings, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 05/30/24	648,375		650,605
CAPRI ACQ BIDCO
3.25% (3 Month EURIBOR + 3.25%) due 11/01/24	EUR	400,000	492,187

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Tank Holdings Corp.
5.20% (1 Month USD LIBOR + 3.50%) due 03/16/22	415,217		$417,165
Ceva Group Plc (United Kingdom)
5.75% (3 Month USD LIBOR + 4.75%) due 03/19/19†††,1	280,000		268,900
Wencor Group
due 06/19/19†††,1,9	200,000		194,266
Total Industrial			133,785,983

Consumer, Cyclical - 1.9%
Mavis Tire Express Services Corp.
5.07% (3 Month USD LIBOR + 3.25%) due 02/28/25	11,421,531		11,421,531
Petco Animal Supplies, Inc.
4.77% (3 Month USD LIBOR + 3.00%) due 01/26/23	15,165,807		11,079,532
Navistar Inc.
5.21% (3 Month USD LIBOR + 3.50%) due 11/06/24	8,300,000		8,338,014
EG Finco Ltd.
4.00% (3 Month USD LIBOR + 4.00%) due 02/07/25	5,059,021		5,413,729
4.75% (3 Month USD LIBOR + 4.00%) due 02/07/25	GBP	1,000,000	1,394,345
4.00% (3 Month USD LIBOR + 4.00%) due 02/01/25	EUR	900,000	1,097,497
Accuride Corp.
7.55% (3 Month USD LIBOR + 5.25%) due 11/17/23	7,747,125		7,824,597
USIC Holding, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 12/08/23	6,759,234		6,809,928
Truck Hero, Inc.
6.22% (3 Month USD LIBOR + 4.00%) due 04/22/24	5,610,734		5,635,983
Peer Holding III BV
3.50% (6 Month EURIBOR + 3.50%) due 03/08/25	EUR	4,050,000	4,953,140
At Home Holding III Corp.
5.27% (3 Month USD LIBOR + 3.50%) due 06/03/22	4,862,500		4,880,734
Cyan Blue Holdco 3 Ltd.
4.71% (1 Month USD LIBOR + 4.00%) due 08/23/24	GBP	3,404,366	4,774,137
Leslie’s Poolmart, Inc.
5.28% (3 Month USD LIBOR + 3.50%) due 08/16/23	4,678,141		4,707,380
Acosta, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 09/26/21	2,447,210		2,045,060
5.30% (Commercial Prime Lending Rate + 2.25%) and (3 Month USD LIBOR + 3.25%) due 09/26/19	2,266,667		1,894,185
5.40% (3 Month USD LIBOR + 3.25%) due 09/26/19	666,667		557,113
BBB Industries, LLC
6.38% (1 Month USD LIBOR + 4.50%) due 11/03/21	3,718,784		3,746,675
5.65% (1 Month USD LIBOR + 4.00%) due 11/04/19†††,1	675,000		644,840

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Amaya Holdings B.V.
5.80% (1 Month USD LIBOR + 3.50%) due 08/01/21	4,286,839		$4,303,986
Learning Care Group (US), Inc.
5.11% (1 Month USD LIBOR + 3.25% and (3 Month USD LIBOR + 3.25%) due 03/13/25	4,200,000		4,231,500
Neiman Marcus Group, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 10/25/20	4,160,563		3,585,532
Belk, Inc.
6.46% (3 Month USD LIBOR + 4.75%) due 12/12/22	4,063,368		3,514,813
Checkers Drive-In Restaurants, Inc.
6.13% (3 Month USD LIBOR + 4.25%) due 04/25/24	3,425,617		3,425,618
Blue Nile, Inc.
8.80% (1 Month USD LIBOR + 6.50%) due 02/17/23	3,368,750		3,385,594
Galls LLC
8.02% (1 Month USD LIBOR + 6.25%) due 01/31/25†††,1	3,386,786		3,349,534
Sears Roebuck Acceptance Corp.
6.20% (1 Month USD LIBOR + 4.50%) due 01/20/19	3,052,185		3,031,827
Men’s Wearhouse
5.20% (1 Month USD LIBOR + 3.50%) due 06/18/21	2,734,594		2,734,594
IRB Holding Corp.
4.94% (3 Month USD LIBOR + 3.25%) due 02/05/25	2,500,000		2,525,775
Dealer Tire LLC
5.67% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 12/22/21	2,072,208		2,095,520
Toys ‘R’ US, Inc.
10.50% (Commercial Prime Lending Rate + 5.75%) due 01/18/19	1,500,000		1,497,495
GVC Holdings plc
3.50% (3 Month USD LIBOR + 3.50%) due 03/15/24	GBP	1,000,000	1,399,607
DG Investment Intermediate Holdings 2, Inc.
5.30% (1 Month USD LIBOR + 3.00%) due 02/03/25	1,309,677		1,306,403
Richmond UK Bidco Ltd.
4.76% (3 Month USD LIBOR + 4.25%) due 03/03/24	GBP	777,012	1,076,609
Gopher Resource LLC
5.48% (3 Month USD LIBOR + 3.25%) due 03/06/25	1,000,000		1,008,750
K & N Parent, Inc.
6.63% (3 Month USD LIBOR + 4.75%) due 10/20/23	987,500		987,500
LegalZoom.com, Inc.
6.34% (1 Month USD LIBOR + 4.50%) due 11/21/24	897,750		902,239
Amaya Holdings B.V. (Stars Group Holdings B.V.)
3.00% (3 Month USD LIBOR + 3.00%) due 04/04/25	750,000		753,000
SMG US Midco 2, Inc.
8.88% (3 Month USD LIBOR + 7.00%) due 01/23/26	600,000		612,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Safe Fleet Holdings LLC
4.78% (1 Month USD LIBOR + 3.00%) due 02/03/25	500,000		$500,415
Packers Sanitation Services, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 12/04/24	149,625		149,812
Total Consumer, Cyclical			133,596,543

Communications - 0.9%
Cengage Learning Acquisitions, Inc.
6.04% (3 Month USD LIBOR + 4.25%) due 06/07/23	27,770,052		25,220,206
Mcgraw-Hill Global Education Holdings LLC
5.88% (1 Month USD LIBOR + 4.00%) due 05/04/22	8,322,024		8,211,757
Dominion Web Solutions LLC
7.85% (3 Month USD LIBOR + 6.00%) due 06/15/24†††,1	7,500,769		7,385,258
Market Track LLC
6.55% (3 Month USD LIBOR + 4.25%) due 06/05/24	4,228,750		4,218,178
Anaren, Inc.
6.80% (3 Month USD LIBOR + 4.50%) due 02/18/21	1,834,527		1,829,941
10.55% (3 Month USD LIBOR + 8.25%) due 08/18/21	1,500,000		1,500,000
Proquest LLC
5.63% (3 Month USD LIBOR + 3.75%) due 10/24/21	2,967,499		3,005,513
Neustar, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 08/08/24	2,688,942		2,696,794
Radiate HoldCo LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/01/24	2,493,703		2,478,117
Comet Bidco Ltd.
6.00% (3 Month USD LIBOR + 5.00%) due 10/31/24	1,600,000		1,578,000
SFR Group S.A.
3.00% (3 Month EURIBOR + 3.00%) due 01/31/26	EUR	997,500	1,177,350
3.00% (3 Month EURIBOR + 3.00%) due 07/31/25	EUR	200,000	236,205
Liberty Cablevision of Puerto Rico LLC
5.22% (2 Month USD LIBOR + 3.50%) due 01/07/22	1,030,000		997,596
TVC Albany, Inc.
6.30% (1 Month USD LIBOR + 4.00%) due 09/18/24	847,701		850,880
Total Communications			61,385,795

Financial - 0.5%
National Financial Partners Corp.
4.88% (1 Month USD LIBOR + 3.00%) due 01/08/24	9,581,658		9,599,672
USI, Inc.
5.30% (1 Month USD LIBOR + 3.00%) due 05/16/24	8,777,945		8,792,604
Misys Ltd.
4.25% (3 Month EURIBOR + 3.25%) due 06/13/24	EUR	3,482,500	4,293,798

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

York Risk Services
5.63% (2 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75) due 10/01/21	2,994,645		$2,927,266
PT Intermediate Holdings III LLC
6.30% (1 Month USD LIBOR + 4.00%) due 12/09/24	2,493,750		2,512,453
10.30% (3 Month USD LIBOR + 8.00%) due 12/08/25	400,000		402,000
Jane Street Group LLC
5.63% (3 Month USD LIBOR + 3.75%) due 08/25/22	2,327,500		2,336,950
Saphilux S.A.R.L (SGG)
3.75% (3 Month EURIBOR + 3.75%) due 03/08/25	EUR	1,700,000	2,090,747
American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20	1,537,282		1,536,005
Institutional Shareholder Services
5.47% (1 Month USD LIBOR + 3.75%) due 10/16/24	733,333		734,558
5.80% (3 Month USD LIBOR + 3.75%) due 10/16/24	66,667		66,778
Total Financial			35,292,831

Basic Materials - 0.5%
A-Gas Ltd.
7.05% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,1	6,587,833		6,468,021
4.75% due 07/25/24[9]	EUR	2,750,000	3,375,323
GrafTech Finance, Inc.
5.24% (3 Month USD LIBOR + 3.50%) due 02/12/25	5,450,000		5,450,000
Dubois Chemicals, Inc.
due 03/15/24[9]	2,780,000		2,780,000
6.11% (Commercial Prime Lending Rate + 2.75%) and (3 Month USD LIBOR + 3.75%) due 03/15/24	200,000		200,000
4.25% due 03/15/24[9]	50,000		50,000
Hoffmaster Group, Inc.
6.80% (3 Month USD LIBOR + 4.50%) due 11/21/23	2,419,375		2,448,117
ICP Industrial, Inc.
5.88% (1 Month USD LIBOR + 4.00%) due 11/03/23	1,979,314		1,969,417
EP Minerals LLC
6.48% (3 Month USD LIBOR + 4.50%) due 08/20/20	1,796,375		1,798,620
ASP Chromaflo Dutch I B.V.
5.38% (1 Month USD LIBOR + 3.50%) due 11/20/23	1,787,405		1,798,577
Big River Steel LLC
7.30% (3 Month USD LIBOR + 5.00%) due 08/23/23	1,691,500		1,712,644
PMHC II, Inc. (Prince)
4.50% (3 Month USD LIBOR + 3.50%) due 03/20/25	1,500,000		1,508,445
ASP Chromaflo Intermediate Holdings, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 11/20/23	1,374,589		1,383,181

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~		Value

Invictus MD Strategies Corp.
3.00% due 02/14/25[9]	1,300,000		$1,308,944
Ferro Corp.
2.75% (1 Month EURIBOR + 2.75%) due 02/14/24	EUR	594,000	731,964
Azelis Finance S.A.
3.50% (3 Month USD LIBOR + 3.50%) due 12/16/22	EUR	250,000	307,386
Nexeo Solutions LLC
5.27% (1 Month USD LIBOR + 3.25%), (2 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 06/09/23	296,261		299,040
Total Basic Materials			33,589,679

Utilities - 0.4%
Invenergy Thermal Operating I, LLC
7.80% (3 Month USD LIBOR + 5.50%) due 10/19/22	11,547,468		10,941,226
Exgen Texas Power LLC
due 09/18/21[9]	7,940,977		4,840,661
MRP Generation Holding
9.30% (3 Month USD LIBOR + 7.00%) due 10/18/22	3,456,250		3,330,961
Terraform AP Acquisition Holdings LLC
6.55% (3 Month USD LIBOR + 4.25%) due 06/27/22	2,397,024		2,411,262
Bhi Investments LLC
6.80% (Commercial Prime Lending Rate + 3.50%) and (1 Month USD LIBOR + 4.50%) due 08/28/24	1,221,938		1,209,718
Panda Power
8.80% (3 Month USD LIBOR + 6.50%) due 08/21/20	1,301,813		1,209,709
Viva Alamo LLC
due 02/22/21[9]	1,011,823		1,002,656
Panda Temple II Power
8.30% (3 Month USD LIBOR + 6.00%) due 04/03/19	738,323		679,257
Stonewall
7.80% (1 Month USD LIBOR + 5.50%) due 11/13/21	367,826		360,010
Total Utilities			25,985,460

Energy - 0.1%
Gavilan Resources LLC
7.79% (1 Month USD LIBOR + 6.00%) due 03/01/24	2,050,000		2,051,291
Summit Midstream Partners, LP
7.88% (1 Month USD LIBOR + 6.00%) due 05/13/22	1,936,000		1,955,360
Riverstone Utopia Member LLC
6.04% (3 Month USD LIBOR + 4.25%) due 10/17/24	1,350,000		1,353,375
Ultra Petroleum, Inc.
4.76% (3 Month USD LIBOR + 3.00%) due 04/12/24	1,350,000		1,334,812
Osmose Utility Services, Inc.
6.05% (3 Month USD LIBOR + 3.75%) due 08/22/22	1,296,266		1,305,988

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

PSS Companies
6.34% (1 Month USD LIBOR + 4.50%) due 01/28/20	841,422	$814,076
Total Energy		8,814,902
Total Senior Floating Rate Interests
(Cost $841,276,412)		837,806,467

CORPORATE BONDS†† - 8.1%
Financial - 4.7%
Station Place Securitization Trust Series
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[6,7]	48,000,000	48,000,000
2.85% (1 Month USD LIBOR + 1.25%) due 11/24/18[6,7]	32,000,000	32,000,000
Citigroup, Inc.
6.25% [11,12]	38,320,000	40,475,500
5.95% [11,12]	16,615,000	17,080,220
5.90% [11,12]	3,300,000	3,403,125
Bank of America Corp.
6.30% [11,12]	31,944,000	34,259,940
Wells Fargo & Co.
5.88% [11,12]	29,550,000	31,086,600
American Equity Investment Life Holding Co.
5.00% due 06/15/27	28,388,000	28,771,578
MetLife, Inc.
9.25% due 04/08/38[7]	12,600,000	17,136,000
10.75% due 08/01/39	4,849,000	7,612,930
Atlas Mara Ltd.
8.00% due 12/31/20	14,400,000	12,960,000
Assurant, Inc.
4.90% due 03/27/28	11,500,000	11,761,567
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	11,150,000	11,003,935
Hunt Companies, Inc.
6.25% due 02/15/26[7]	6,900,000	6,661,053
FBM Finance, Inc.
8.25% due 08/15/21[7]	6,028,000	6,299,260
Customers Bank
6.13% due 06/26/29[8,12]	4,500,000	4,671,851
QBE Insurance Group Ltd.
7.50% due 11/24/43[7,12]	3,800,000	4,269,072
Station Place Securitization Trust
2.60% (1 Month USD LIBOR + 1.00%) due 08/24/18[6,7]	3,900,000	3,900,000
Univest Corporation of Pennsylvania
5.10% due 03/30/25[12]	2,500,000	2,539,565
Hospitality Properties Trust
5.25% due 02/15/26	2,003,000	2,085,085
Total Financial		325,977,281

Basic Materials - 1.0%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[7,12]	33,075,000	37,126,687
Yamana Gold, Inc.
4.95% due 07/15/24	18,149,000	18,670,784
4.63% due 12/15/27	3,200,000	3,151,108
Eldorado Gold Corp.
6.13% due 12/15/20[7]	7,175,000	6,816,250
GCP Applied Technologies, Inc.
9.50% due 02/01/23[7]	1,475,000	1,623,827
Mirabela Nickel Ltd.
9.50% due 06/24/19	1,885,418	405,365
New Day Aluminum
10.00% due 10/28/20†††,1,10	50,332	50,332
Total Basic Materials		67,844,353

Energy - 0.8%
Hess Corp.
5.60% due 02/15/41	17,000,000	17,364,461
7.30% due 08/15/31	14,341,000	17,198,688
7.13% due 03/15/33	9,250,000	11,097,274
6.00% due 01/15/40	1,750,000	1,847,621

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

BreitBurn Energy Partners Limited Partnership / BreitBurn Operating LP / BreitBurn Finance Corp.
9.25% due 05/18/20†††,13	5,037,000	$5,292,248
Indigo Natural Resources LLC
6.88% due 02/15/26[7]	2,000,000	1,885,000
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,13]	7,557,400	925,782
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21	285,000	287,137
Total Energy		55,898,211

Industrial - 0.7%
Encore Capital Group, Inc.
5.62% due 08/11/24†††	39,600,000	38,928,766
Yamana Gold, Inc.
4.76% due 03/23/22†††	4,750,000	4,770,003
Cleaver-Brooks, Inc.
7.88% due 03/01/23[7]	2,690,000	2,794,237
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7]	1,670,000	1,814,038
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,587,322	1,475,924
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7]	600,000	630,000
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[7]	350,000	350,437
Total Industrial		50,763,405

Consumer, Cyclical - 0.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	8,209,000	7,860,118
6.75% due 06/15/23[14]	4,361,000	3,968,510
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	8,863,500	8,398,166
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	4,599,000	4,782,960
Williams Scotsman International, Inc.
7.88% due 12/15/22[7]	2,532,000	2,619,037
Total Consumer, Cyclical		27,628,791

Communications - 0.2%
SFR Group S.A.
7.38% due 05/01/26[7]	6,150,000	5,857,875
Cengage Learning, Inc.
9.50% due 06/15/24[7]	7,525,000	5,775,437
EIG Investors Corp.
10.88% due 02/01/24	1,750,000	1,908,953
MDC Partners, Inc.
6.50% due 05/01/24[7]	1,350,000	1,312,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	1,295,000	1,238,046
Total Communications		16,093,186

Consumer, Non-cyclical - 0.2%
Offutt AFB America First Community LLC
5.46% due 09/01/50[8]	5,700,244	5,760,754
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	2,667,000	2,733,675
Beverages & More, Inc.
11.50% due 06/15/22[7]	1,600,000	1,472,000

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23	800,000	$606,000
7.25% due 01/15/22[7]	425,000	368,688
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[7]	350,000	347,375
Total Consumer, Non-cyclical		11,288,492

Utilities - 0.1
Terraform Global Operating LLC
6.13% due 03/01/26[7]	3,175,000	3,198,812

Technology - 0.0%
Epicor Software Corp.
10.56% (3 Month USD LIBOR + 8.25%) due 06/21/23†††,1,6,8	1,580,000	1,580,000
Total Corporate Bonds
(Cost $568,509,764)		560,272,531

MUNICIPAL BONDS†† - 0.0%
Puerto Rico - 0.0%
Puerto Rico Electric Power Authority Revenue Bonds
1.65% (3 Month USD LIBOR + 0.52%) due 07/01/29[6]	1,000,000	875,000
Total Municipal Bonds
(Cost $844,842)		875,000

COMMERCIAL PAPER†† - 0.2%
EI du Pont de Nemours & Co.
2.21% due 04/06/18[15]	17,500,000	17,494,628
Total Commercial Paper
(Cost $17,494,628)		17,494,628

REPURCHASE AGREEMENTS††,16 - 2.2%
BNP Paribas
issued 03/07/18 at 1.90% due 04/03/18	38,489,000	38,489,000
issued 03/21/18 at 1.90% due 04/03/18	14,842,000	14,842,000
Deutsche Bank
issued 02/26/18 at 2.41% due 05/25/18	52,694,196	52,694,196
Barclays
issued 03/28/18 at 2.18% open maturity[6]	12,862,500	12,862,500
issued 10/03/17 at 1.30% open maturity[6]	4,719,750	4,719,750
issued 10/05/17 at 1.30% open maturity[6]	3,299,750	3,299,750
issued 11/22/17 at 1.30% open maturity[6]	1,912,969	1,912,969
issued 08/11/17 at 1.30% open maturity[6]	1,078,365	1,078,365
issued 12/21/17 at 1.30% open maturity[6]	811,875	811,875
issued 09/08/17 at 0.50% open maturity[6]	499,375	499,375
issued 12/07/17 at 0.00% open maturity[6]	494,375	494,375
issued 09/27/17 at (0.75)% open maturity[6]	418,500	418,500
issued 11/07/17 at 1.30% open maturity[6]	327,375	327,375
issued 09/29/17 at (0.75)% open maturity[6]	313,875	313,875
issued 08/31/17 at (0.75)% open maturity[6]	309,750	309,750
issued 12/15/17 at 1.30% open maturity[6]	248,437	248,437
issued 07/12/17 at 1.30% open maturity[6]	210,750	210,750
issued 11/03/17 at 0.25% open maturity[6]	170,500	170,500
issued 11/06/17 at 1.30% open maturity[6]	109,125	109,125
issued 09/28/17 at (0.75)% open maturity[6]	104,250	104,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount~	Value

issued 10/26/17 at 0.25% open maturity[6]	87,625	$87,625
issued 09/26/17 at 0.25% open maturity[6]	47,000	47,000
Jefferies & Company, Inc.
issued 03/14/18 at 3.28% due 04/13/18	9,563,000	9,563,000
issued 03/22/18 at 3.15% due 04/24/18	1,459,000	1,459,000
issued 03/28/18 at 2.70% due 04/30/18	1,266,000	1,266,000
Citigroup Global Markets
issued 01/08/18 at 1.37% open maturity[6]	755,000	755,000
issued 01/05/18 at 1.37% open maturity[6]	662,000	662,000
issued 01/29/18 at 1.20% open maturity[6]	542,000	542,000
issued 01/17/18 at 1.37% open maturity[6]	470,000	470,000
issued 03/23/18 at 1.00% open maturity[6]	346,000	346,000
issued 02/15/18 at 1.35% open maturity[6]	313,000	313,000
issued 02/27/18 at 0.25% open maturity[6]	269,000	269,000
issued 03/28/18 at 1.35% open maturity[6]	263,000	263,000
issued 01/10/18 at 1.37% open maturity[6]	219,000	219,000
issued 03/19/18 at 1.37% open maturity[6]	175,000	175,000
issued 03/07/18 at 1.30% open maturity[6]	173,000	173,000

Total Repurchase Agreements
(Cost $150,526,342)		150,526,342

	Contracts

LISTED OPTIONS PURCHASED† - 0.9%
Put options on:
Eurodollar Futures Expiring December 2018 with strike price of $97.87 (Notional Value $7,042,054,863)	28,889	28,889,000
Eurodollar Futures Expiring December 2019 with strike price of $97.62 (Notional Value $3,497,552,663)	14,391	19,967,513
Eurodollar Futures Expiring December 2018 with strike price of $97.62 (Notional Value $7,356,508,488)	30,179	15,655,356
Total Put options		64,511,869
Total Listed Options Purchased
(Cost $30,473,749)		64,511,869
OTC OPTIONS PURCHASED† - 0.2%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $409,795,812)	84,879	10,227,919
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000 (Notional Value $488,296,863)	1,849	4,557,785
Total Call options		14,785,704
Total OTC Options Purchased
(Cost $23,574,172)		14,785,704
Total Investments - 101.8%
(Cost $7,025,329,729)		$7,052,717,235

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Face Amount	Value

CORPORATE BONDS SOLD SHORT†† - (0.3)%
Herc Rentals, Inc.
7.75% due 06/01/24[7]	$(200,000)	$(216,500)
Envision Healthcare Corp.
5.13% due 07/01/22[7]	(250,000)	(248,750)
Staples, Inc.
8.50% due 09/15/25[7]	(300,000)	(277,500)
Monitronics International, Inc.
9.13% due 04/01/20	(650,000)	(498,355)
TMS International Corp.
7.25% due 08/15/25[7]	(800,000)	(834,000)
Sprint Corp.
7.88% due 09/15/23	(900,000)	(918,000)
AK Steel Corp.
6.38% due 10/15/25	(1,000,000)	(942,500)
Wind Tre SpA
5.00% due 01/20/26[7]	(1,200,000)	(1,016,544)
INEOS Group Holdings S.A.
5.63% due 08/01/24[7]	(1,100,000)	(1,112,375)
Park-Ohio Industries, Inc.
6.63% due 04/15/27	(1,400,000)	(1,449,000)
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
12.50% due 07/01/22[7]	(1,400,000)	(1,575,000)
Tenet Healthcare Corp.
8.13% due 04/01/22	(2,425,000)	(2,528,063)
Seagate HDD Cayman
4.75% due 01/01/25	(8,000,000)	(7,792,084)
Total Corporate Bonds Sold Short
(Cost $19,613,441)		(19,408,671)

	Contracts

LISTED OPTIONS WRITTEN† - (0.5)%
Put options on:
Eurodollar Futures Expiring December 2019 with strike price of $97.00 (Notional Value $3,497,552,663)	14,391	(7,195,500)
Eurodollar Futures Expiring December 2018 with strike price of $97.50 (Notional Value $7,356,508,488)	30,179	(9,996,793)
Eurodollar Futures Expiring December 2018 with strike price of $97.75 (Notional Value $7,042,054,863)	28,889	(21,486,194)
Total Put options		(38,678,487)
Total Listed Options Written
(Premiums received $13,231,660)		(38,678,487)
Total Securities Sold Short - (0.8)%
(Proceeds $32,845,101)		$(58,087,158)
Other Assets & Liabilities, net - (1.0)%		(66,329,837)
Total Net Assets - 100.0%		$6,928,300,240

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Loss
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Macro Opportunities Portfolio Short Custom Basket Swap[18]	1.30%	At Maturity	07/25/19	$172,972,650	$(8,145,675)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Macro Opportunities Portfolio Long Custom Basket Swap[19]	2.28%	At Maturity	07/25/19	51,060,023	(906,285)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Gain

CUSTOM BASKET OF LONG SECURITIES[19]
Telephone & Data Systems, Inc.	16,697	(6.3%)	$57,350
Archer-Daniels-Midland Co.	13,878	(6.1%)	54,912
FirstEnergy Corp.	13,890	(6.0%)	54,309
Marathon Petroleum Corp.	4,924	(5.8%)	52,603
PNM Resources, Inc.	14,920	(4.0%)	36,554
Jabil, Inc.	11,734	(3.9%)	35,747
HollyFrontier Corp.	5,722	(3.4%)	30,756
Ameren Corp.	10,392	(3.3%)	29,858
Travelport Worldwide Ltd.	14,509	(3.3%)	29,816
PBF Energy, Inc. — Class A	7,334	(3.3%)	29,519
Energizer Holdings, Inc.	5,491	(3.2%)	29,197
Boston Beer Company, Inc. — Class A*	1,080	(2.4%)	21,905
PG&E Corp.	4,184	(2.2%)	20,060
USANA Health Sciences, Inc.*	1,958	(2.0%)	17,769
El Paso Electric Co.	11,973	(1.8%)	16,367
Southwest Airlines Co.	9,881	(1.8%)	15,982
National Fuel Gas Co.	11,667	(1.6%)	14,779
Western Digital Corp.	3,649	(1.6%)	14,742
Consolidated Edison, Inc.	7,714	(1.3%)	11,833
Tailored Brands, Inc.	7,192	(1.2%)	11,327
Carlisle Companies, Inc.	3,443	(1.2%)	10,425
Comcast Corp. — Class A	17,150	(1.1%)	9,897
Allison Transmission Holdings, Inc.	13,050	(1.1%)	9,871
Hawaiian Holdings, Inc.	3,311	(0.9%)	8,360
Allergan plc	726	(0.8%)	7,467
Kulicke & Soffa Industries, Inc.*	5,482	(0.8%)	7,373
ARRIS International plc*	11,052	(0.8%)	7,350
Kimberly-Clark Corp.	5,455	(0.8%)	7,281
Ralph Lauren Corp. — Class A	1,441	(0.8%)	6,938
Gray Television, Inc.*	10,900	(0.7%)	6,039
Acuity Brands, Inc.	1,006	(0.5%)	4,664
VEREIT, Inc.	69,671	(0.5%)	4,529
CenterPoint Energy, Inc.	22,036	(0.5%)	4,297
Valero Energy Corp.	6,195	(0.5%)	4,244
UGI Corp.	9,955	(0.4%)	3,982
Dean Foods Co.	17,024	(0.4%)	3,885
Portland General Electric Co.	14,732	(0.4%)	3,388
Conagra Brands, Inc.	5,671	(0.3%)	3,098
Summit Hotel Properties, Inc.	10,389	(0.3%)	3,065
EMCOR Group, Inc.	3,443	(0.3%)	3,064
Vishay Intertechnology, Inc.	17,205	(0.3%)	3,011
Interpublic Group of Companies, Inc.	7,980	(0.3%)	2,907
Delta Air Lines, Inc.	3,610	(0.3%)	2,906
SpartanNash Co.	6,840	(0.3%)	2,633

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Gain (Loss)

Rexnord Corp.*	4,269	(0.3%)	$2,455
Medtronic plc	2,293	(0.3%)	2,297
Perrigo Company plc	2,351	(0.2%)	2,262
Exelon Corp.	12,425	(0.2%)	2,015
Mylan N.V.*	10,638	(0.2%)	1,968
NetApp, Inc.	6,363	(0.2%)	1,845
Chevron Corp.	5,052	(0.2%)	1,722
Exxon Mobil Corp.	4,815	(0.2%)	1,669
ON Semiconductor Corp.*	9,603	(0.2%)	1,488
Park Hotels & Resorts, Inc.	9,798	(0.2%)	1,402
TreeHouse Foods, Inc.*	4,642	(0.1%)	1,021
Kansas City Southern	1,076	(0.1%)	994
InterDigital, Inc.	4,671	(0.1%)	985
Coeur Mining, Inc.*	15,206	(0.1%)	979
Louisiana-Pacific Corp.	4,078	(0.1%)	650
Genesee & Wyoming, Inc. — Class A*	6,424	(0.0%)	418
Scholastic Corp.	152	(0.0%)	259
KBR, Inc.	18,168	(0.0%)	165
Verizon Communications, Inc.	12,510	(0.0%)	120
MAXIMUS, Inc.	3,739	0.0%	(41)
Trinity Industries, Inc.	3,742	0.0%	(303)
Norfolk Southern Corp.	848	0.1%	(885)
Cooper-Standard Holdings, Inc.*	1,073	0.1%	(993)
Eli Lilly & Co.	2,384	0.1%	(1,061)
Crane Co.	1,721	0.1%	(1,067)
Owens-Illinois, Inc.*	8,016	0.1%	(1,162)

			Unrealized Loss

New Media Investment Group, Inc.	7,788	0.1%	(1,207)
WellCare Health Plans, Inc.*	832	0.1%	(1,219)
Seagate Technology plc	2,438	0.2%	(1,408)
Regal Beloit Corp.	6,974	0.2%	(1,918)
Merck & Company, Inc.	10,091	0.3%	(2,468)
Charles River Laboratories International, Inc.*	1,873	0.3%	(2,510)
Oracle Corp.	2,935	0.3%	(2,538)
F5 Networks, Inc.*	794	0.3%	(2,815)
Cardtronics plc — Class A*	4,742	0.3%	(2,964)
Quanta Services, Inc.*	4,669	0.3%	(3,105)
Fluor Corp.	6,055	0.3%	(3,149)
Eagle Pharmaceuticals, Inc.*	2,183	0.4%	(3,176)
Alcoa Corp.*	2,467	0.4%	(3,241)
NCR Corp.*	3,728	0.4%	(3,244)
Nexstar Media Group, Inc. — Class A	3,301	0.4%	(3,449)
Masco Corp.	3,039	0.4%	(3,507)
CoreLogic, Inc.*	4,445	0.4%	(3,889)
Motorola Solutions, Inc.	1,333	0.5%	(4,194)
Benchmark Electronics, Inc.	10,194	0.5%	(4,332)
Occidental Petroleum Corp.	8,391	0.5%	(4,643)
United Natural Foods, Inc.*	4,588	0.5%	(4,684)
MSG Networks, Inc. — Class A*	5,046	0.5%	(4,700)
Toll Brothers, Inc.	3,067	0.5%	(4,912)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Loss

International Business Machines Corp.	1,227	0.6%	$(5,049)
AMC Networks, Inc. — Class A*	3,939	0.6%	(5,062)
Taylor Morrison Home Corp. — Class A*	5,670	0.6%	(5,129)
Dell Technologies Incorporated Class V — Class V*	3,896	0.6%	(5,552)
Applied Optoelectronics, Inc.*	4,436	0.6%	(5,910)
Horizon Pharma plc*	8,743	0.7%	(6,251)
Gannett Company, Inc.	35,481	0.7%	(6,359)
Domtar Corp.	2,617	0.7%	(6,654)
Gibraltar Industries, Inc.*	4,323	0.8%	(6,917)
KLA-Tencor Corp.	1,335	0.8%	(7,142)
EnerSys	4,374	0.8%	(7,523)
Senior Housing Properties Trust	29,795	0.9%	(8,045)
Copa Holdings S.A. — Class A	1,093	1.0%	(9,198)
US Foods Holding Corp.*	12,759	1.0%	(9,250)
CA, Inc.	5,476	1.1%	(9,610)
Icad, Inc.*	23,169	1.1%	(9,847)
Prestige Brands Holdings, Inc.*	11,003	1.1%	(10,123)
Xerox Corp.	5,413	1.1%	(10,258)
Belden, Inc.	1,857	1.1%	(10,278)
Ingredion, Inc.	4,238	1.1%	(10,383)
Convergys Corp.	14,564	1.2%	(11,287)
AECOM*	3,435	1.3%	(11,374)
United Therapeutics Corp.*	3,385	1.3%	(11,577)
Performance Food Group Co.*	9,441	1.3%	(12,037)
Cummins, Inc.	3,174	1.3%	(12,202)
News Corp. — Class A	20,095	1.4%	(12,879)
Tyson Foods, Inc. — Class A	7,491	1.4%	(13,072)
Johnson & Johnson	4,508	1.5%	(13,434)
AGCO Corp.	4,469	1.5%	(13,563)
Meritor, Inc.*	10,635	1.5%	(13,767)
Williams Companies, Inc.	4,405	1.6%	(14,338)
Sabre Corp.	6,871	1.6%	(14,532)
Amgen, Inc.	3,040	1.6%	(14,712)
Prudential Financial, Inc.	3,041	1.7%	(15,190)
DXC Technology Co.	4,446	1.7%	(15,361)
Owens Corning	6,351	1.7%	(15,814)
Western Union Co.	22,038	1.9%	(16,859)
Edgewell Personal Care Co.*	12,595	2.0%	(17,885)
Sprint Corp.*	46,177	2.0%	(18,240)
Spirit AeroSystems Holdings, Inc. — Class A	2,424	2.1%	(18,886)
Principal Financial Group, Inc.	7,652	2.1%	(18,977)
Kroger Co.	5,368	2.1%	(19,137)
Huntsman Corp.	5,160	2.1%	(19,412)
Greenbrier Companies, Inc.	10,709	2.2%	(19,812)
Pfizer, Inc.	14,133	2.2%	(19,857)
Darling Ingredients, Inc.*	13,229	2.2%	(19,976)
AmerisourceBergen Corp. — Class A	2,643	2.3%	(20,563)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Loss

Coherent, Inc.*	843	2.4%	$(21,711)
Pilgrim's Pride Corp.*	20,954	2.4%	(21,792)
McKesson Corp.	2,069	2.5%	(22,304)
LyondellBasell Industries N.V. — Class A	2,464	2.5%	(22,773)
PACCAR, Inc.	4,463	2.7%	(24,859)
Micron Technology, Inc.*	3,483	2.8%	(25,066)
Cisco Systems, Inc.	11,141	2.8%	(25,283)
TEGNA, Inc.	16,875	3.0%	(26,747)
Snap-on, Inc.	2,134	3.0%	(27,016)
Sanderson Farms, Inc.	4,321	3.0%	(27,309)
CVS Health Corp.	4,738	3.1%	(28,475)
Zimmer Biomet Holdings, Inc.	3,523	3.3%	(29,736)
Versartis, Inc.*	61,762	3.4%	(30,586)
Cardinal Health, Inc.	4,502	3.5%	(31,559)
Cirrus Logic, Inc.*	10,318	3.5%	(32,140)
Gilead Sciences, Inc.	7,217	3.7%	(33,667)
Biogen, Inc.*	1,990	3.7%	(33,939)
Molson Coors Brewing Co. — Class B	7,776	3.8%	(34,766)
Omnicom Group, Inc.	8,165	4.0%	(36,293)
HP, Inc.	20,324	4.2%	(37,701)
Juniper Networks, Inc.	21,068	4.2%	(38,529)
Lions Gate Entertainment Corp. — Class A	15,848	5.1%	(46,197)
Celgene Corp.*	6,122	5.9%	(53,186)
Alaska Air Group, Inc.	7,355	8.2%	(74,473)
Tech Data Corp.*	4,242	9.2%	(83,440)
General Mills, Inc.	12,002	13.2%	(119,444)
Total Custom Basket of Long Securities			$(906,285)

			Unrealized Gain

CUSTOM BASKET OF SHORT SECURITIES[18]
Healthcare Services Group, Inc.	(58,535)	(5.4%)	438,998
Albemarle Corp.	(5,385)	(2.8%)	226,520
Covanta Holding Corp.	(160,083)	(2.5%)	200,044
Education Realty Trust, Inc.	(29,679)	(2.2%)	177,360
Vulcan Materials Co.	(20,139)	(2.0%)	163,673
NewMarket Corp.	(3,515)	(1.8%)	145,485
Camden Property Trust	(22,314)	(1.7%)	135,681
Compass Minerals International, Inc.	(29,302)	(1.6%)	131,973
Capitol Federal Financial, Inc.	(113,301)	(1.4%)	114,232
CyrusOne, Inc.	(17,300)	(1.4%)	113,300
Sensient Technologies Corp.	(10,242)	(1.3%)	109,791
Extraction Oil & Gas, Inc.*	(48,264)	(1.3%)	103,702
Martin Marietta Materials, Inc.	(10,043)	(1.3%)	103,481
Terreno Realty Corp.	(50,966)	(1.2%)	99,173
Tesla, Inc.*	(1,637)	(1.0%)	80,403
Charles Schwab Corp.	(35,459)	(0.9%)	76,549
Advanced Micro Devices, Inc.*	(54,273)	(0.8%)	65,286
Flagstar Bancorp, Inc.*	(16,788)	(0.7%)	59,362
White Mountains Insurance Group Ltd.	(2,678)	(0.7%)	58,770
Air Products & Chemicals, Inc.	(15,753)	(0.5%)	38,353
Netflix, Inc.*	(2,391)	(0.4%)	33,220
Amazon.com, Inc.*	(952)	(0.4%)	29,141

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Gain (Loss)

Align Technology, Inc.*	(1,940)	(0.4%)	$29,130
Inphi Corp.*	(16,345)	(0.3%)	26,199
South Jersey Industries, Inc.	(22,834)	(0.3%)	22,893
Tetra Tech, Inc.	(12,368)	(0.3%)	21,102
Workday, Inc. — Class A*	(4,348)	(0.3%)	20,865
First Data Corp. — Class A*	(30,977)	(0.2%)	20,011
ServiceNow, Inc.*	(3,087)	(0.2%)	17,041
Gartner, Inc.*	(4,978)	(0.2%)	16,578
Republic Services, Inc. — Class A	(11,714)	(0.2%)	15,322
FMC Corp.	(8,504)	(0.2%)	14,245
Rexford Industrial Realty, Inc.	(39,577)	(0.1%)	11,818
National Instruments Corp.	(9,953)	(0.1%)	11,441
Aon plc	(16,658)	(0.1%)	10,819
Semtech Corp.*	(16,862)	(0.1%)	8,950
Intercontinental Exchange, Inc.	(18,402)	(0.1%)	8,623
Equity LifeStyle Properties, Inc.	(24,599)	(0.1%)	8,419
Dominion Energy, Inc.	(7,745)	(0.1%)	7,134
Ashland Global Holdings, Inc.	(7,536)	(0.1%)	6,727
CME Group, Inc. — Class A	(4,338)	(0.1%)	5,598
ABM Industries, Inc.	(76,041)	0.0%	1,703
Alliant Energy Corp.	(15,290)	0.0%	1,483
CarMax, Inc.*	(28,043)	0.0%	(515)
Equifax, Inc.	(13,847)	0.0%	(709)
Nabors Industries Ltd.	(225,110)	0.0%	(783)
Equinix, Inc.	(2,291)	0.0%	(2,685)
KAR Auction Services, Inc.	(23,943)	0.0%	(3,174)

			Unrealized Loss

Cboe Global Markets, Inc.	(11,465)	0.0%	(3,878)
Essex Property Trust, Inc.	(2,228)	0.1%	(5,174)
Royal Gold, Inc.	(17,977)	0.1%	(8,138)
Wendy's Co.	(51,838)	0.1%	(8,453)
Hudson Pacific Properties, Inc.	(54,203)	0.1%	(9,464)
Federal Realty Investment Trust	(10,032)	0.1%	(10,015)
Cornerstone OnDemand, Inc.*	(13,943)	0.1%	(10,882)
Whiting Petroleum Corp.*	(15,585)	0.2%	(12,568)
Realty Income Corp.	(10,498)	0.2%	(13,850)
Washington Federal, Inc.	(15,576)	0.2%	(14,761)
Equity Commonwealth*	(53,854)	0.2%	(18,208)
Sun Communities, Inc.	(23,374)	0.2%	(18,342)
EastGroup Properties, Inc.	(19,859)	0.2%	(19,438)
DCT Industrial Trust, Inc.	(42,436)	0.3%	(20,523)
Alexandria Real Estate Equities, Inc.	(13,927)	0.3%	(23,564)
People's United Financial, Inc.	(26,813)	0.3%	(26,718)
AvalonBay Communities, Inc.	(4,279)	0.3%	(26,895)
Ellie Mae, Inc.*	(6,635)	0.4%	(28,481)
Healthcare Trust of America, Inc. — Class A	(48,059)	0.4%	(29,388)
Aspen Insurance Holdings Ltd.	(23,568)	0.4%	(30,664)
Vail Resorts, Inc.	(2,706)	0.4%	(30,859)

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Loss

Goldman Sachs Group, Inc.	(5,778)	0.4%	$(31,769)
Glacier Bancorp, Inc.	(14,406)	0.4%	(33,081)
Mobile Mini, Inc.	(24,983)	0.4%	(35,713)
Team, Inc.*	(50,703)	0.4%	(35,857)
Robert Half International, Inc.	(8,798)	0.5%	(37,368)
Redwood Trust, Inc.	(45,875)	0.5%	(38,081)
Balchem Corp.	(18,872)	0.5%	(38,301)
Shake Shack, Inc. — Class A*	(32,656)	0.5%	(43,811)
Investors Bancorp, Inc.	(68,482)	0.5%	(44,052)
Duke Realty Corp.	(33,552)	0.7%	(55,935)
SL Green Realty Corp.	(12,612)	0.7%	(56,469)
Cannae Holdings, Inc.*	(40,348)	0.7%	(56,851)
International Flavors & Fragrances, Inc.	(16,708)	0.7%	(57,557)
Ultimate Software Group, Inc.*	(3,119)	0.7%	(59,731)
FireEye, Inc.*	(36,374)	0.7%	(60,090)
SEI Investments Co.	(9,220)	0.8%	(64,208)
Eaton Vance Corp.	(10,110)	0.8%	(66,719)
Equity Residential	(11,615)	0.9%	(70,167)
SPS Commerce, Inc.*	(10,580)	1.0%	(80,365)
Crown Castle International Corp.	(16,226)	1.1%	(89,390)
Ecolab, Inc.	(19,197)	1.1%	(91,735)
American Tower Corp. — Class A	(12,265)	1.1%	(92,074)
RLI Corp.	(22,226)	1.1%	(92,243)
WD-40 Co.	(4,007)	1.2%	(93,793)
Domino's Pizza, Inc.	(4,034)	1.2%	(94,568)
Kilroy Realty Corp.	(17,327)	1.2%	(95,882)
LendingTree, Inc.*	(2,038)	1.2%	(100,968)
TransUnion*	(44,230)	1.3%	(105,951)
Booking Holdings, Inc.*	(467)	1.4%	(116,347)
FactSet Research Systems, Inc.	(7,298)	1.5%	(119,089)
Monolithic Power Systems, Inc.	(18,009)	1.5%	(124,329)
Boston Properties, Inc.	(19,655)	1.5%	(125,691)
Ingevity Corp.*	(8,546)	1.6%	(130,844)
Allegheny Technologies, Inc.*	(38,291)	1.7%	(134,985)
Exponent, Inc.	(32,744)	1.8%	(148,288)
Markel Corp.*	(1,940)	1.9%	(150,545)
UDR, Inc.	(68,995)	1.9%	(156,683)
Insperity, Inc.	(16,025)	2.1%	(169,122)
Pegasystems, Inc.	(12,768)	2.1%	(171,233)
Callon Petroleum Co.*	(56,054)	2.2%	(180,208)
Tyler Technologies, Inc.*	(7,150)	2.4%	(196,297)
Howard Hughes Corp.*	(11,644)	2.5%	(199,261)
SBA Communications Corp.*	(9,495)	2.5%	(203,285)
Diamondback Energy, Inc.*	(13,487)	2.6%	(212,506)
RSP Permian, Inc.*	(27,605)	2.7%	(219,283)
Axis Capital Holdings Ltd.	(32,992)	2.9%	(233,134)
Ollie's Bargain Outlet Holdings, Inc.*	(14,245)	2.9%	(234,623)
Parsley Energy, Inc. — Class A*	(80,650)	3.0%	(245,885)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

	Shares	Percentage Value	Unrealized Loss

Pool Corp.	(6,452)	3.1%	$(249,210)
MarketAxess Holdings, Inc.	(10,161)	3.3%	(272,365)
Five Below, Inc.*	(11,092)	3.4%	(273,918)
MSCI, Inc. — Class A	(12,326)	3.4%	(278,276)
CoStar Group, Inc.*	(5,015)	3.7%	(299,602)
PTC, Inc.*	(14,930)	3.8%	(306,356)
Cintas Corp.	(15,113)	3.8%	(307,774)
Moody's Corp.	(12,994)	3.8%	(310,058)
Verisk Analytics, Inc. — Class A*	(24,930)	4.0%	(325,025)
S&P Global, Inc.	(10,811)	4.1%	(335,814)
Rollins, Inc.	(50,557)	4.3%	(352,019)
Crocs, Inc.*	(49,821)	5.1%	(414,228)
On Assignment, Inc.*	(30,620)	5.6%	(458,249)
Southern Copper Corp.	(46,891)	6.3%	(509,748)
Copart, Inc.*	(51,100)	9.5%	(771,135)
Total Custom Basket of Short Securities			$(8,145,675)

OTC Credit Default Swap Agreements††,17
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount
Barclays Bank plc	ICE	PizzaExpress Financing 1 plc 5% 06/20/23	5.00%	At Maturity	06/20/23	$700,000

Counterparty	Value	Upfront Premiums Paid	Unrealized Gain
Barclays Bank plc	$170,002	$136,008	$33,994

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Quarterly	08/16/20	$(430,000,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	08/11/22	(160,500,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Quarterly	08/22/24	(104,000,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.71%	Quarterly	12/16/19	(20,800,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.59%	Quarterly	07/02/18	(34,550,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	07/02/23	(23,800,000)

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

Counterparty	Market Value	Premiums Paid (Received)	Unrealized Gain (Loss)
BofA Merrill Lynch	$9,070,055	$4,567,944	$4,502,111
BofA Merrill Lynch	5,281,341	1,545,330	3,736,011
BofA Merrill Lynch	4,563,722	2,044,010	2,519,712
BofA Merrill Lynch	280,011	–	280,011
BofA Merrill Lynch	66,378	–	66,378
BofA Merrill Lynch	(8,435)	–	(8,435)
		$8,157,284	$11,095,788

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	107,420,000	EUR	05/18/18	$134,142,810	$132,640,863	$1,501,947
Citigroup	171,400,000	BRL	04/02/18	52,681,052	51,926,805	754,247
Deutsche Bank	91,650,000	EUR	04/06/18	113,302,771	112,799,323	503,448
Morgan Stanley	11,400,000,000	JPY	06/04/18	107,946,777	107,584,308	362,469
JPMorgan Chase & Co.	358,000,000	CSK	04/20/18	17,668,978	17,375,177	293,801
Citigroup	409,532,170	DKK	04/04/18	67,870,761	67,600,514	270,247
JPMorgan Chase & Co.	200,000,000	SEK	04/18/18	24,240,585	23,986,631	253,954
Goldman Sachs	44,820,000	BRL	04/02/18	13,752,262	13,578,526	173,736
Citigroup	5,846,000,000	HUF	05/23/18	23,281,793	23,119,726	162,067
Goldman Sachs	71,840,000	EUR	05/31/18	88,942,949	88,792,184	150,765
BOA Merrill Lynch	1,582,500,000	HUF	12/20/18	6,492,307	6,361,792	130,515
Goldman Sachs	130,700,000	SEK	04/18/18	15,787,503	15,675,263	112,240
BOA Merrill Lynch	24,678,000	EUR	04/10/18	30,463,264	30,382,464	80,800
Morgan Stanley	1,700,000,000	JPY	04/05/18	16,045,229	15,978,771	66,458
JPMorgan Chase & Co.	679,900,000	CSK	08/20/18	33,307,206	33,269,639	37,567
Morgan Stanley	700,000,000	JPY	04/23/18	6,610,009	6,587,195	22,814
Morgan Stanley	500,000,000	JPY	04/16/18	4,721,890	4,703,000	18,890
JPMorgan Chase & Co.	238,000,000	CSK	08/31/18	11,664,951	11,653,707	11,244
Deutsche Bank	4,748,000	EUR	04/10/18	5,845,848	5,845,528	320
Barclays	480,000	GBP	04/10/18	668,602	673,701	(5,098)
Citigroup	2,430,000	EUR	05/18/18	2,984,888	3,000,533	(15,645)
Citigroup	447,690,000	HUF	04/11/18	1,745,227	1,764,501	(19,274)
Morgan Stanley	170,150,000	HUF	06/22/18	649,800	674,448	(24,648)
Goldman Sachs	381,800,000	HUF	04/11/18	1,475,214	1,504,806	(29,592)
JPMorgan Chase & Co.	177,000,000	CSK	04/06/18	8,541,440	8,576,952	(35,512)
BOA Merrill Lynch	1,200,000,000	HUF	09/26/18	4,742,904	4,790,814	(47,910)
Goldman Sachs	800,000,000	HUF	07/18/18	3,106,796	3,177,389	(70,593)
Citigroup	676,000,000	HUF	04/25/18	2,590,832	2,667,830	(76,998)
BOA Merrill Lynch	1,040,000,000	HUF	04/25/18	4,023,834	4,104,354	(80,520)
BOA Merrill Lynch	1,372,750,000	HUF	04/11/18	5,308,391	5,410,481	(102,090)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	620,000,000	CSK	04/13/18	$29,943,012	$30,067,325	$(124,313)
BOA Merrill Lynch	865,161,500	HUF	06/22/18	3,287,114	3,429,363	(142,249)
Goldman Sachs	3,100,000,000	HUF	11/21/18	12,249,575	12,432,792	(183,217)
Deutsche Bank	1,590,000,000	HUF	07/18/18	6,098,028	6,315,060	(217,032)
Goldman Sachs	3,303,575,000	HUF	06/22/18	12,771,209	13,094,847	(323,638)
Citigroup	22,715,000	GBP	04/10/18	31,428,474	31,881,514	(453,040)
Goldman Sachs	52,340,000	EUR	04/05/18	63,958,224	64,412,919	(454,695)
JPMorgan Chase & Co.	827,000,000	DKK	06/01/18	136,538,493	137,110,451	(571,958)
Goldman Sachs	7,849,920,000	HUF	04/25/18	30,275,539	30,979,662	(704,123)
Goldman Sachs	37,080,000	EUR	04/13/18	44,475,754	45,662,215	(1,186,461)
						$38,923

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	151,354,000	BRL	04/02/18	$45,814,036	$45,853,732	$39,696
JPMorgan Chase & Co.	64,866,000	BRL	04/02/18	19,682,010	19,651,600	(30,410)
Goldman Sachs	409,100,000	DKK	06/01/18	68,082,344	67,825,738	(256,606)
						(247,320)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $126,202,707, (cost $125,008,843) or 1.8% of total net assets.
[2]	Affiliated issuer.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Zero coupon rate security.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.
[6]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,431,920,975 (cost $2,424,722,761), or 35.1% of total net assets.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $40,681,578 (cost $48,822,617), or 0.6% of total net assets — See Note 10.
[9]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[10]	Payment-in-kind security.
[11]	Perpetual maturity.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[13]	Security is in default of interest and/or principal obligations.
[14]	All or a portion of this security has been physically segregated in connection with reverse repurchase agreements. As of March 29, 2018, the total market value of segregated was $3,968,510.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreements — See additional disclosure on page 61 for more information on repurchase agreements.
[17]	Credit Default Swaps — See Note 2.
[18]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[19]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[20]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
HUF — Hungarian Forint
ICE — Intercontinental Exchange
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SEK — Swedish Krona
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Asset-Backed Securities	$—	$1,986,865,618	$—	$56,910,207		$2,043,775,825
Collateralized Mortgage Obligations	—	1,149,175,935	—	94,583,700		1,243,759,635
Commercial Paper	—	17,494,628	—	—		17,494,628
Common Stocks	184,691,415	115,513	—	211,345		185,018,273
Corporate Bonds	—	509,651,182	—	50,621,349		560,272,531
Credit Default Swap Agreements	—	—	33,994	—		33,994
Forward Foreign Currency Exchange Contracts	—	—	4,947,225	—		4,947,225
Exchange-Traded Funds	65,381,227	—	—	—		65,381,227
Foreign Government Debt	—	906,266,669	—	—		906,266,669
Interest Rate Swap Agreements	—	—	11,104,223	—		11,104,223
Money Market Funds	183,413,894	—	—	—		183,413,894
Municipal Bonds	—	875,000	—	—		875,000
Mutual Funds	761,511,001	—	—	—		761,511,001
Options Purchased	79,297,573	—	—	—		79,297,573
Preferred Stocks	—	17,318,170	—	—		17,318,170
Repurchase Agreements	—	150,526,342	—	—		150,526,342
Senior Floating Rate Interests	—	754,830,196	—	82,976,271		837,806,467
Total Assets	$1,274,295,110	$5,493,119,253	$16,085,442	$285,302,872		$7,068,802,677

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Corporate Bonds	$—	$19,408,671	$—	$—		$19,408,671
Forward Foreign Currency Exchange Contracts	—	—	5,155,622	—		5,155,622
Interest Rate Swap Agreements	—	—	8,435	—		8,435
Options Written	38,678,487	—	—	—		38,678,487
Custom Basket Swap Agreements	—	—	9,051,960	—		9,051,960
Unfunded Loan Commitments	—	—	—	1,693,857	**	1,693,857
Total Liabilities	$38,678,487	$19,408,671	$14,216,017	$1,693,857		$73,997,032

*	Other financial instruments include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $1,561,867 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 29, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset Backed Securities	$42,602,921	Model Price	Market Comparable Yield	6.3%	—
Asset Backed Securities	14,307,286	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Collateralized Mortgage Obligations	94,583,700	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Common Stocks	211,339	Enterprise Value	Valuation Multiple	6.9x-8.2x	8.0x
Corporate Bonds	48,991,017	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Corporate Bonds	1,580,000	Model Price	Market Comparable Yield	10.0%	—
Corporate Bonds	50,332	Enterprise Value	Valuation Multiple	5.8x	—
Senior Floating Rate Interests	71,783,935	Yield Analysis	Yield	4.4%-8.3%	6.7%
Senior Floating Rate Interests	6,540,958	Model Price	Market Comparable Yields	5.8%-6.2%	5.9%
Senior Floating Rate Interests	1,825,178	Enterprise Value	Valuation Multiple	11.4x	—
Senior Floating Rate Interests	1,608,038	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	1,218,162	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Total Assets	$285,302,866

Liabilities:
Unfunded Loan Commitments	$1,693,857	Model Price	Purchase Price	—	—

Significant changes in an indicative quote, yield, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, the Fund had securities with a total value of $268,900 transfer into Level 3 from Level 2 due to lack of observable inputs. Securities with a total value of $16,887,261 transferred out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

	Assets						Liabilities
	Senior Floating/ Fixed Rate Interests	Asset Backed Securities	Corporate Bonds	Common Stocks	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$73,160,403	$59,045,623	$59,762,406	$296,976	$97,480,054	$289,745,462	$(1,610,986)
Purchases/Receipts	28,217,616	—	4,768,139	—	850,468	33,836,223	1,091,383
Sales, maturities and paydowns/Fundings	(13,210,580)	(1,270,649)	(336,205)	(999)	(4,717,568)	(19,536,001)	(938,386)
Total realized gains or losses included in earnings	648,881	—	11,414	442	—	660,737	128,235
Total change in unrealized gains or losses included in earnings	(3,657,650)	(864,767)	851,519	(85,036)	970,746	(2,785,188)	(364,103)
Transfers into Level 3	268,900	—	—	—	—	268,900	—
Transfers out of Level 3	(2,451,299)	—	(14,435,924)	(38)	—	(16,887,261)	—
Ending Balance	$82,976,271	$56,910,207	$50,621,349	$211,345	$94,583,700	$285,302,872	$(1,693,857)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 29, 2018	$164,374	$(871,275)	$27,332	$(25,991)	$604,051	$(101,509)	$(100,749)

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Morgan Stanley Capital Inc
1.90%			2.89%
04/03/18	$53,331,000	$53,396,030	10/25/33	$56,315,000	$55,318,225
			JP Morgan Mortgage Trust
			3.54%
			04/25/36	35,225,000	35,010,128
			HSI Asset Securitization Corp.
			2.06%
			01/25/37	20,000,000	16,310,000
			Securitized Asset Backed Receivables LLC Trust
			2.32%
			10/25/35	13,000,000	12,193,511
			Freddie Mac Structured Agency Credit Risk Debt Notes
			7.42%
			07/25/28	7,100,000	8,644,405
				$131,640,000	$127,476,269

Deutsche Bank			Great Wolf Trust
2.41%			6.12%
05/25/18	52,694,196	53,000,618	09/15/19	49,000,000	49,308,700
			COMM Mortgage Trust
			6.15%
			02/13/32	16,830,000	16,833,366
				$65,830,000	$66,142,066

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Barclays			Standard Chartered PLC
(0.75)% - 2.18%			3.28%
Open Maturity*	$28,026,146	$28,026,146	Perpetual Maturity	$14,700,000	$13,929,720
			Seagate HDD Cayman
			4.75%
			01/01/25	8,000,000	7,792,000
			Tenet Healthcare Corp.
			8.13%
			04/01/22	1,925,000	2,006,813
			Park-Ohio Industries Inc.
			6.63%
			04/15/27	1,400,000	1,449,000
			INEOS Group Holdings SA
			5.63%
			08/01/24	1,100,000	1,112,320
			AK Steel Corp.
			6.38%
			10/15/25	1,000,000	942,500
			Gogo Intermediate Holdings LLC / Gogo Finance Co Inc.
			12.50%
			07/01/22	500,000	562,500
			Monitronics International Inc.
			9.13%
			04/01/20	350,000	268,345
			Envision Healthcare Corp.
			5.13%
			07/01/22	250,000	248,750
			Herc Rentals Inc.
			7.75%
			06/01/24	200,000	216,500
			Sprint Corp.
			7.88%
			09/15/23	200,000	204,000
				$29,625,000	$28,732,448

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.
2.70% - 3.28%
04/13/18 - 04/30/18	$12,288,000	$12,320,486	Citigroup Mortgage Loan Trust
			3.46%
			08/25/36	$26,580,500	$26,541,618
			Lockwood Grove CLO Ltd.
			3.46%
			01/26/30	12,750,000	12,750,000
			Public Finance Authority
			7.00%
			12/01/50	1,600,000	1,850,656
				$40,930,500	$41,142,274

Citigroup Global Markets
0.25% - 1.37%
Open Maturity*	4,187,000	4,187,000	Wind Tre SpA
			5.00%
			01/20/26	1,200,000	1,016,520
			TMS International Corp.
			7.25%
			08/15/25	800,000	834,000
			Sprint Corp.
			7.88%
			09/15/23	700,000	714,000
			Gogo Intermediate Holdings LLC / Gogo Finance Co Inc.
			12.50%
			07/01/22	600,000	675,000
			Tenet Healthcare Corp.
			8.13%
			04/01/22	500,000	521,250
			Monitronics International Inc.
			9.13%
			04/01/20	300,000	230,010
				$4,100,000	$3,990,780

*	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
MACRO OPPORTUNITIES FUND

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17		Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18
Mutual Funds
Guggenheim Alpha Opportunity Fund - Institutional Class	$166,996,450		$8,120,854	$—	$—	$(8,254,274)	$166,863,030
Guggenheim Floating Rate Strategies Fund - Institutional Class	12,926,051		264,245	—	—	(15,258)	13,175,038
Guggenheim Limited Duration Fund - Institutional Class	297,474,146		3,830,397	—	—	(1,203,392)	300,101,151
Guggenheim Risk Managed Real Estate Fund - Institutional Class	15,005,412		672,237	—	—	(1,022,845)	14,654,804
Guggenheim Strategy Fund I	87,752,252		1,152,100	—	—	(210,868)	88,693,484
Guggenheim Strategy Fund II	98,202,891		1,352,733	—	—	(196,892)	99,358,732
Guggenheim Strategy Fund III	—		78,727,063	—	—	(62,301)	78,664,762
Common Stock
Targus Group International Equity, Inc*,1	19,586		—	(1,000)	442	11,673	30,701
Exchange-Traded Funds
Guggenheim Solar ETF	15,170,155		—	—	—	2,039,037	17,209,192
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	1,021,935		—	(13,406)	—	12,401	1,020,930
Targus Group International, Inc. due 05/24/16[1,3,4]	—	**	—	—	—	—	—	**
	$694,568,878		$94,119,629	$(14,406)	$442	$(8,902,719)	$779,771,824

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
MACRO OPPORTUNITIES FUND

Security Name	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Alpha Opportunity Fund - Institutional Class	5,863,072	$—	$8,120,854
Guggenheim Floating Rate Strategies Fund - Institutional Class	506,537	264,002	—
Guggenheim Limited Duration Fund - Institutional Class	12,125,299	3,805,820	—
Guggenheim Risk Managed Real Estate Fund - Institutional Class	522,267	151,122	521,113
Guggenheim Strategy Fund I	3,540,658	1,118,050	33,358
Guggenheim Strategy Fund II	3,972,760	1,299,503	52,555
Guggenheim Strategy Fund III	3,142,819	703,247	19,023
Common Stock
Targus Group International Equity, Inc due*,1	12,773	—	—
Exchange-Traded Funds
Guggenheim Solar ETF	700,700	311,742	—
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	1,025,411	61,686	—
Targus Group International, Inc. due 05/24/16[1,3,4]	152,876	—	—
		$7,715,172	$8,746,903

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of affiliated securities which were fair valued amounts to $30,701, (cost $161,586) or less than 0.1% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[4]	Payment-in-kind security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MACRO OPPORTUNITIES FUND

March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $6,099,544,257)	$6,122,419,069
Investments in affiliated issuers, at value (cost $775,259,130)	779,771,824
Repurchase agreements, at value (cost $150,526,342)	150,526,342
Foreign currency, at value (cost $280,992)	280,761
Segregated cash with broker	26,710,613
Cash	15,975,055
Upfront premiums paid on interest rate swap agreements	8,157,284
Upfront premiums paid on credit default swap agreements	136,008
Unrealized appreciation on forward foreign currency exchange contracts	4,947,225
Unrealized appreciation on swap agreements	33,994
Prepaid expenses	523,443
Receivables:
Securities sold	75,764,372
Interest	24,325,292
Fund shares sold	21,047,353
Dividends	1,348,577
Foreign taxes reclaim	71,526
Total assets	7,232,038,738

Liabilities:
Unfunded loan commitments, at value (Note 9) (proceeds $3,076,227)	1,693,857
Reverse Repurchase Agreements	1,561,867
Securities sold short, at value (proceeds $19,613,441)	19,408,671
Options written, at value (premiums received $13,231,660)	38,678,487
Segregated cash due to broker	9,050,680
Unrealized depreciation on swap agreements	9,051,960
Unrealized depreciation on forward foreign currency exchange contracts	5,155,622
Payable for:
Securities purchased	$198,646,707
Fund shares redeemed	12,729,125
Management fees	3,647,469
Swap settlement	912,432
Distribution and service fees	606,416
Fund accounting/administration fees	464,408
Variation margin on interest rate swap agreements	68,071
Transfer agent/maintenance fees	142,471
Due to Adviser	77,836
Trustees’ fees*	43,058
Miscellaneous	1,799,361
Total liabilities	303,738,498
Net assets	$6,928,300,240

Net assets consist of:
Paid in capital	$6,973,461,363
Accumulated distributions in excess of net investment income	(13,069,403)
Accumulated net realized loss on investments	(37,548,173)
Net unrealized appreciation on investments	5,456,453
Net assets	$6,928,300,240

A-Class:
Net assets	$872,467,568
Capital shares outstanding	32,697,997
Net asset value per share	$26.68
Maximum offering price per share (Net asset value divided by 96.00%)	$27.79

C-Class:
Net assets	$454,781,151
Capital shares outstanding	17,055,240
Net asset value per share	$26.67

P-Class:
Net assets	$180,471,170
Capital shares outstanding	6,761,470
Net asset value per share	$26.69

Institutional Class:
Net assets	$5,420,580,351
Capital shares outstanding	202,893,289
Net asset value per share	$26.72

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MACRO OPPORTUNITIES FUND

Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $729)	$3,087,774
Dividends from securities of affiliated issuers	7,715,172
Interest (net of foreign withholding tax of $1,459)	116,030,023
Total investment income	126,832,969

Expenses:
Management fees	28,504,523
Distribution and service fees:
A-Class	1,074,565
C-Class	2,224,542
P-Class	229,175
Recoupment of previously waived fees:
A-Class	132,553
C-Class	229,381
P-Class	40,570
Institutional Class	16
Transfer agent/maintenance fees:
A-Class	594,607
C-Class	117,454
P-Class	140,047
Institutional Class	1,669,856
Fund accounting/administration fees	2,592,619
Custodian fees	115,493
Line of credit fees	82,446
Trustees’ fees*	13,521
Miscellaneous	868,773
Total expenses	38,630,141
Less:
Expenses waived by Adviser	(3,281,728)
Expenses reimbursed by Adviser:
A-Class	(52,535)
P-Class	(36,906)
Institutional Class	(1,708,042)
Total waived/reimbursed expenses	(5,079,211)
Net expenses	33,550,930
Net investment income	93,282,039

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$29,283,089
Investments in affiliated issuers	442
Distributions received from affiliated investment company shares	8,746,903
Swap agreements	(2,387,384)
Foreign currency transactions	38,059,137
Forward foreign currency exchange contracts	(34,220,268)
Securities sold short	276,952
Options purchased	(15,690,924)
Options written	2,713,392
Net realized gain	26,781,339
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(44,866,804)
Investments in affiliated issuers	(8,902,719)
Securities sold short	234,285
Swap agreements	6,682,012
Options purchased	46,868,856
Options written	(28,028,318)
Foreign currency translations	91,019
Forward foreign currency exchange contracts	(469,259)
Net change in unrealized appreciation (depreciation)	(28,390,928)
Net realized and unrealized loss	(1,609,589)
Net increase in net assets resulting from operations	$91,672,450

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MACRO OPPORTUNITIES FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$93,282,039	$178,908,439
Net realized gain on investments	26,781,339	64,276,159
Net change in unrealized appreciation (depreciation) on investments	(28,390,928)	40,465,593
Net increase in net assets resulting from operations	91,672,450	283,650,191

Distributions to shareholders from:
Net investment income
A-Class	(11,045,403)	(30,384,869)
C-Class	(4,058,976)	(11,057,083)
P-Class	(2,356,745)	(5,729,629)
Institutional Class	(73,828,302)	(133,534,525)
Total distributions to shareholders	(91,289,426)	(180,706,106)

Capital share transactions:
Proceeds from sale of shares
A-Class	216,200,577	483,524,829
C-Class	61,376,200	170,420,290
P-Class	53,717,452	199,175,124
Institutional Class	1,622,545,526	3,058,857,215
Distributions reinvested
A-Class	9,019,945	24,670,444
C-Class	3,475,191	9,315,475
P-Class	2,356,745	5,726,531
Institutional Class	64,116,771	114,415,649
Cost of shares redeemed
A-Class	(246,327,000)	(362,235,603)
C-Class	(44,834,970)	(91,211,749)
P-Class	(64,705,132)	(82,662,396)
Institutional Class	(857,165,463)	(857,219,760)
Net increase from capital share transactions	819,775,842	2,672,776,049
Net increase in net assets	820,158,866	2,775,720,134

Net assets:
Beginning of period	6,108,141,374	3,332,421,240
End of period	$6,928,300,240	$6,108,141,374
Accumulated distributions in excess of net investment income at end of period	$(13,069,403)	$(15,062,016)

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MACRO OPPORTUNITIES FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	8,081,458	18,254,924
C-Class	2,296,211	6,433,626
P-Class	2,007,267	7,529,638
Institutional Class	60,559,635	115,288,077
Shares issued from reinvestment of distributions
A-Class	337,229	931,159
C-Class	129,992	351,944
P-Class	88,330	215,727
Institutional Class	2,393,042	4,307,627
Shares redeemed
A-Class	(9,204,903)	(13,675,512)
C-Class	(1,677,097)	(3,447,364)
P-Class	(2,417,204)	(3,109,430)
Institutional Class	(31,985,785)	(32,306,620)
Net increase in shares	30,608,175	100,773,796

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

FINANCIAL HIGHLIGHTS
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a,g]	Year Ended Sept. 30, 2017[g]	Year Ended Sept. 30, 2016[g]	Year Ended Sept. 30, 2015[g]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.67	$26.01	$26.07	$26.81	$26.31	$26.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.95	1.16	.98	1.10	1.37
Net gain (loss) on investments (realized and unrealized)	.01	.68	.21	(.55)	.69	(.04)
Total from investment operations	.35	1.63	1.37	.43	1.79	1.33
Less distributions from:
Net investment income	(.34)	(.97)	(1.43)	(1.17)	(1.27)	(1.43)
Net realized gains	—	—	—	—	—	(.12)
Return of capital	—	—	—	—	(.02)	—
Total distributions	(.34)	(.97)	(1.43)	(1.17)	(1.29)	(1.55)
Net asset value, end of period	$26.68	$26.67	$26.01	$26.07	$26.81	$26.31

Total Return[h]	1.33%	6.33%	5.57%	1.59%	6.88%	5.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$872,468	$893,104	$727,602	$844,523	$357,765	$334,751
Ratios to average net assets:
Net investment income (loss)	2.55%	3.58%	4.59%	3.67%	4.08%	5.11%
Total expenses[c]	1.41%	1.42%	1.65%	1.52%	1.51%	1.56%
Net expenses[d,e,i]	1.30%	1.27%	1.46%	1.38%	1.36%	1.41%
Portfolio turnover rate	41%	61%	61%	40%	54%	84%

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 29, 2018[a,g]	Year Ended Sept. 30, 2017[g]	Year Ended Sept. 30, 2016[g]	Year Ended Sept. 30, 2015[g]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.65	$25.99	$26.05	$26.79	$26.29	$26.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.75	.98	.78	.90	1.17
Net gain (loss) on investments (realized and unrealized)	.02	.68	.20	(.55)	.69	(.03)
Total from investment operations	.26	1.43	1.18	.23	1.59	1.14
Less distributions from:
Net investment income	(.24)	(.77)	(1.24)	(.97)	(1.07)	(1.24)
Net realized gains	—	—	—	—	—	(.12)
Return of capital	—	—	—	—	(.02)	—
Total distributions	(.24)	(.77)	(1.24)	(.97)	(1.09)	(1.36)
Net asset value, end of period	$26.67	$26.65	$25.99	$26.05	$26.79	$26.29

Total Return[h]	0.96%	5.55%	4.79%	0.84%	6.10%	4.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$454,781	$434,634	$337,075	$374,633	$248,359	$163,129
Ratios to average net assets:
Net investment income (loss)	1.83%	2.83%	3.87%	2.90%	3.34%	4.36%
Total expenses[c]	2.15%	2.14%	2.36%	2.24%	2.22%	2.29%
Net expenses[d,e,i]	2.04%	2.03%	2.20%	2.13%	2.10%	2.15%
Portfolio turnover rate	41%	61%	61%	40%	54%	84%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a,g]	Year Ended Sept. 30, 2017[g]	Year Ended Sept. 30, 2016[g]	Period Ended Sept. 30, 2015[f,g]
Per Share Data
Net asset value, beginning of period	$26.68	$26.02	$26.07	$26.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.92	1.20	.37
Net gain (loss) on investments (realized and unrealized)	—	.71	.21	(.62)
Total from investment operations	.35	1.63	1.41	(.25)
Less distributions from:
Net investment income	(.34)	(.97)	(1.46)	(.46)
Total distributions	(.34)	(.97)	(1.46)	(.46)
Net asset value, end of period	$26.69	$26.68	$26.02	$26.07

Total Return[h]	1.33%	6.33%	5.74%	(0.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,471	$188,980	$63,665	$63,819
Ratios to average net assets:
Net investment income (loss)	2.62%	3.48%	4.73%	3.36%
Total expenses[c]	1.44%	1.44%	1.49%	1.43%
Net expenses[d,e,i]	1.30%	1.26%	1.33%	1.30%
Portfolio turnover rate	41%	61%	61%	40%

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a,g]	Year Ended Sept. 30, 2017[g]	Year Ended Sept. 30, 2016[g]	Year Ended Sept. 30, 2015[g]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.71	$26.04	$26.10	$26.84	$26.34	$26.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	1.02	1.26	1.06	1.18	1.46
Net gain (loss) on investments (realized and unrealized)	—	.71	.21	(.54)	.70	(.04)
Total from investment operations	.41	1.73	1.47	.52	1.88	1.42
Less distributions from:
Net investment income	(.40)	(1.06)	(1.53)	(1.26)	(1.36)	(1.52)
Net realized gains	—	—	—	—	—	(.12)
Return of capital	—	—	—	—	(.02)	—
Total distributions	(.40)	(1.06)	(1.53)	(1.26)	(1.38)	(1.64)
Net asset value, end of period	$26.72	$26.71	$26.04	$26.10	$26.84	$26.34

Total Return[h]	1.53%	6.73%	5.97%	1.92%	7.23%	5.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,420,580	$4,591,424	$2,204,079	$2,396,622	$914,366	$416,727
Ratios to average net assets:
Net investment income (loss)	3.04%	3.86%	4.96%	3.97%	4.37%	5.43%
Total expenses[c]	1.06%	1.06%	1.29%	1.20%	1.18%	1.23%
Net expenses[d,e,i]	0.89%	0.91%	1.08%	1.05%	1.02%	1.09%
Portfolio turnover rate	41%	61%	61%	40%	54%	84%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

FINANCIAL HIGHLIGHTS (concluded)
MACRO OPPORTUNITIES FUND

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14	09/30/13
A-Class	0.03%	0.02%	N/A	N/A	N/A	N/A
C-Class	0.10%	0.04%	N/A	N/A	N/A	N/A
P-Class	0.04%	0.02%	N/A	N/A	N/A	N/A
Institutional Class	0.00%	N/A	N/A	N/A	N/A	N/A

[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Consolidated.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

	03/29/2018	09/30/2017	09/30/2016	09/30/2015	09/30/2014	09/30/2013
A-Class	1.27%	1.25%	1.28%	1.30%	1.27%	1.29%
C-Class	1.93%	2.00%	2.02%	2.05%	2.01%	2.01%
P-Class	1.25%	1.24%	1.15%	1.21%	N/A	N/A
Institutional Class	0.89%	0.88%	0.90%	0.97%	0.94%	0.96%

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Conslidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Macro Opportunities Fund (the “Fund”), a non-diversified investment company. Only A-Class, C-Class, P-Class, and Institutional Class shares had been issued by the Fund.

Security Investors, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD” or the “Distributor”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consoldidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Commencement Date of Subsidiary	Subsidiary Net Assets as March 29, 2018	% of Net Assets of the Fund at March 29, 2018
01/08/15	$8,029,199	0.12%

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Significant Accounting Policies

March 29, 2018 represents the last day during the Fund’s semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Senior Loans

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 29, 2018.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Interests in Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(d) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(f) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(g) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fi scal period end, resulting from changes in exchange rates.

(h) Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

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(i) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(j) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively. Cash flows received in excess of the effective yield are reflected as a return of capital.

(k) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are

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reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

(l) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(m) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(n) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(o) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

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Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

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Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use and volume of call/put options purchased on a quarterly basis:

Use	Average Notional Amount
Duration, Hedge, Speculation	$14,687,731,926

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a quarterly basis:

Use	Average Notional Amount
Duration, Hedge, Speculation	$12,481,724,376

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is little counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin, Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. Additionally, there is no

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. For Funds utilizing interest rate swaps, the exchange bears the risk of loss.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Fund’s use and volume of custom basket swaps on a quarterly basis:

	Average Notional Amount
Use	Long	Short
Hedge, Leverage, Speculation	$59,388,000	$174,465,939

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

Average Notional Amount
Use	Short
Duration, Hedge	$773,650,000

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a quarterly basis:

Average Notional Amount
Use	Short
Hedge, Speculation	$700,000

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The table on page 54 included on the Consolidated Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of March 29, 2018.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

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The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a quarterly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$66,665,535	$1,138,203,127

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Credit/Interest Rate contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Variation margin on interest rate swap agreements
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Currency/Equity contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 29, 2018:

Asset Derivative Investments Value
Swaps Equity Risk	Swaps Interest Rate Risk*	Swaps Credit Default Risk	Options Written Currency Risk	Options Purchased Equity Risk	Options Purchased Currency Risk	Forward Foreign Currency Exchange Contracts Risk	Total Value at March 29, 2018
$—	$11,104,223	$33,994	$—	$14,785,704	$64,511,869	$4,947,225	$95,383,015

Liability Derivative Investments Value
Swaps Equity Risk	Swaps Interest Rate Risk*	Swaps Credit Default Risk	Options Written Currency Risk	Options Purchased Equity Risk	Options Purchased Currency Risk	Forward Foreign Currency Exchange Contracts Risk	Total Value at March 29, 2018
$9,051,960	$8,435	$—	$38,678,487	$—	$—	$5,155,622	$52,894,504

*	Includes fair value of centrally cleared interest rate swap agreements as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Credit/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Currency/Equity contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 29, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Swaps Equity Risk	Swaps Interest Rate Risk	Swaps Credit Default Risk	Options Written Equity Risk	Options Purchased Equity Risk	Options Purchased Currency Risk	Forward Foreign Currency Exchange Contracts Risk	Total
$(5,668,347)	$3,329,991	$(49,028)	$2,713,392	$(9,083,270)	$(6,607,654)	$(34,220,268)	$(49,585,184)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Equity Risk	Swaps Interest Rate Risk	Swaps Credit Default Risk	Options Written Equity Risk	Options Purchased Equity Risk	Options Purchased Currency Risk	Forward Foreign Currency Exchange Contracts Risk	Total
$(5,313,384)	$11,961,402	$33,994	$(28,028,318)	$(295,067)	$47,163,923	$(469,259)	$25,053,291

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In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothicated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The

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Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:

				Gross Amounts Not Offset In the Statements of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Options equity contracts	$14,785,704	$—	$14,785,704	$—	$—	$14,785,704
Forward foreign currency exchange contracts	4,947,225	—	4,947,225	(3,827,570)	(447,158)	672,497
Credit default swap agreements	33,994	—	33,994	(5,099)	—	28,895

				Gross Amounts Not Offset In the Statements of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$5,155,622	$—	$5,155,622	$(3,734,806)	$(1,420,816)	$—
Custom basket swap agreements	9,051,960	—	9,051,960	(470,631)	(8,581,329)	—

[1]	Centrally cleared swaps and listed options are excluded from these reported amounts.

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The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Fund has the right to offset these deposits against any related liabilities outstanding with each counterparty.

Counterparty/Clearing Agent	Asset Type	Cash Pledged	Cash Received
Deutsche Bank	Forward Foreign Currency Exchange Contracts	$260,000	$—
Morgan Stanley	Forward Foreign Currency Exchange Contracts, Custom Basket Swap Agreements	9,960,000	—
Barclays Bank plc	Repurchase agreements	—	253,000
Goldman Sachs Group	Forward Foreign Currency Exchange Contracts	2,420,000	—
BNP Paribas	Repurchase agreements	598,000	—
BofA Merrill Lynch	Interest Rate Swaps agreements	10,512,613	8,350,522
Citigroup	Forward Foreign Currency Exchange Contracts	—	447,158
JPMorgan Chase & Co.	Forward Foreign Currency Exchange Contracts	2,960,000	—
Total		$26,710,613	$9,050,680

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.89% of the average daily net assets of the Fund. A breakpoint of 5 basis points (0.05%) on average daily net assets above $5 billion will apply to the Fund’s advisory fees.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board for such termination. For the period ended March 29, 2018, the Fund waived $35,650 related to advisory fees in the Subsidiary.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

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Contractual expense limitation agreements for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Macro Opportunities Fund - A-Class	1.36%	11/30/12	02/01/19
Macro Opportunities Fund - C-Class	2.11%	11/30/12	02/01/19
Macro Opportunities Fund - P-Class	1.36%	05/01/15	02/01/19
Macro Opportunities Fund - Institutional Class	0.95%	11/30/12	02/01/19

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Total
A-Class	$863,800	$990,093	$698,565	$212,220	$2,764,678
C-Class	287,650	353,801	203,863	104,597	949,911
P-Class	—	42,500	192,533	70,687	305,720
Institutional Class	2,185,566	3,487,376	2,955,151	2,640,412	11,268,505

For the period ended March 29, 2018, GI recouped $402,520 from Macro Opportunities Fund.

If the Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 29, 2018, the Fund waived $2,015,645 related to investments in affiliated funds.

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Trust’s custodian. As custodian, BNY is responsible for the custody of the Trust’s assets. For providing the aforementioned administrative and accounting

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Note 6 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 29, 2018, the Fund entered into reverse repurchase agreements:

Number of Days Outstanding	Balance at March 29, 2018	Average Balance Outstanding	Average Interest Rate
95	$1,561,867	$2,840,993	(0.36)%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statement of Assets of Liabilities in conformity with U.S. GAAP:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse repurchase agreements	$1,561,867	$—	$1,561,867	$1,561,867	$—	$—

As of March 29, 2018, there was $1,561,867 in reverse repurchase agreements outstanding. Details of the reverse repurchase agreement by counterparty are as follows:

Counterparty	Interest Rate	Maturity Dates	Face Value
Barclays Bank plc	(0.25)%	Open Maturity	$1,561,867

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Corporate Bonds	$1,561,867	$—	$—	$—	$1,561,867
Total Borrowings	$1,561,867	$—	$—	$—	$1,561,867
Gross amount of recognized liabilities for reverse repurchase agreements	$1,561,867	$—	$—	$—	$1,561,867

Note 7 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or expected to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$6,999,987,967	$114,547,164	$(118,035,630)	$(3,488,466)

Note 8 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$2,773,998,805	$2,221,400,489

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 29, 2018, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$8,929,298	$14,745,067	$217,123

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 29, 2018. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 29, 2018, were as follows:

Borrower	Maturity Date	Face Amount**	Value
Acosta, Inc.	09/26/19	3,066,667	$503,945
Advantage Sales & Marketing LLC	07/25/19	1,500,000	50,874
American Stock Transfer & Trust	06/26/18	400,000	2,199
BBB Industries, LLC	11/04/19	1,075,000	47,016
Boyne USA, Inc.	03/13/19	3,300,000	—	*
Bullhorn, Inc.	11/21/22	786,685	26,791
Ceva Group Plc (United Kingdom)	03/19/19	718,461	28,421
Ceva Logistics Holdings BV (Dutch)	03/19/19	1,538	61
DG Investment Intermediate Holdings 2, Inc.	02/03/25	140,323	—	*
Dominion Web Solutions LLC	06/15/23	461,538	—	*
Dubois Chemicals, Inc.	03/15/24	300,000	—	*
EG Finco Ltd.	02/07/25	EUR 840,979	—	*
Epicor Software	06/01/20	2,000,000	107,788
Fortis Solutions Group LLC	12/15/23	291,757	54,070
Galls LLC	01/31/25	2,047,346	65,176
Hillman Group, Inc.	06/28/19	550,000	15,125
ICP Industrial, Inc.	11/03/23	520,686	2,394
ICSH Parent, Inc.	04/29/24	172,789	216
Learning Care Group (US), Inc.	05/05/19	500,000	27,073
Lytx, Inc.	08/31/22	363,158	40,174
Mavis Tire Express Services Corp.	02/28/25	1,828,469	—	*
MRI Software LLC	06/30/23	240,750	6,306
National Technical Systems	06/12/21	250,000	16,688
Recess Holdings, Inc.	09/30/24	95,238	221
Signode Industrial Group US, Inc.	05/01/19	3,400,000	23,092
Solera LLC	03/03/21	8,100,000	667,626
Wencor Group	06/19/19	300,000	8,601
			$1,693,857

*	Security has a market value of $0.
**	The face amount is denominated in U.S. dollars unless otherwise indicated.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 2.33% (1 Month USD LIBOR + 0.55%) due 03/15/19[2,4]	01/18/12	$1,691,717	$94,387
Banco Bradesco SA
2014-1, 5.43% due 03/12/26	11/19/14	2,654,360	2,660,980
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	04/23/15	5,792,736	5,925,584
Copper River CLO Ltd.
2007-1A, due 01/20/21[5]	05/09/14	4,448,681	1,037,495
Customers Bank
6.13% due 06/26/29[3]	06/24/14	4,500,000	4,671,851
Epicor Software Corp.
10.56% (3 Month USD LIBOR + 8.25%) due 06/21/23[1,2]	05/21/15	1,545,275	1,580,000
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44	05/11/17	10,060,562	9,637,542
Highland Park CDO I Ltd.
2006-1A, 2.34% (3 Month USD LIBOR + 0.40%) due 11/25/51[2]	04/14/15	2,356,119	3,038,511
Offutt AFB America First Community LLC
5.46% due 09/01/50	02/21/17	5,444,930	5,760,754
Princess Juliana International Airport
Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,581,474	1,475,924
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[4]	03/21/12	4,838,890	925,782
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48	11/27/13	2,292,604	2,323,515
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	1,615,269	1,549,253
		$48,822,617	$40,681,578

[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of illiquid and restricted securities which were fair valued amounts to $1,580,000, (cost $1,545,275) or less than 0.1% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is in default of interest and/or principal obligations.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 11 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (1.68% at March 29, 2018), plus 1/2 of 1%. The Funds that participate in the line of credit paid upfront costs of $982,952 to renew the line of credit.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of its unused commitment amount. The Fund did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

The allocated commitment fee amount for the Fund is referenced in the Consolidated Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Funds (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present). Former: Bennett Group of Funds (2011-2013).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Floating Rate Strategies Fund

GuggenheimInvestments.com	FR-SEMI-0318x0918

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
FLOATING RATE STRATEGIES FUND	9
NOTES TO FINANCIAL STATEMENTS	43
OTHER INFORMATION	59
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	60
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	67

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Floating Rate Strategies Fund (the “Fund”) for the semi-annual fiscal period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is also affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 29, 2018

Floating Rate Strategies Fund may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Credit Suisse Leveraged Loan Index tracks the investable market of the U.S. dollar denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual Fund returns. Hypothetical fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Floating Rate Strategies Fund
A-Class	1.03%	1.81%	$ 1,000.00	$ 1,018.10	$ 5.13
C-Class	1.77%	1.43%	1,000.00	1,014.30	8.74
P-Class	1.03%	1.81%	1,000.00	1,018.10	5.13
Institutional Class	0.79%	1.93%	1,000.00	1,019.30	3.93

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Floating Rate Strategies Fund
A-Class	1.03%	5.00%	$ 1,000.00	$ 1,019.80	$ 5.19
C-Class	1.77%	5.00%	1,000.00	1,016.16	8.85
P-Class	1.03%	5.00%	1,000.00	1,019.80	5.19
Institutional Class	0.79%	5.00%	1,000.00	1,020.99	3.98

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]	Expenses in table 1 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs, other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Misys Ltd., 5.48%	1.1%
Flex Acquisition Company, Inc., 4.69%	1.0%
LPL Holdings, Inc., 4.56%	1.0%
Examworks Group, Inc., 5.13%	1.0%
MPH Acquisition Holdings LLC, 5.05%	1.0%
VC GB Holdings, Inc., 5.13%	1.0%
Equinox Holdings, Inc., 4.88%	1.0%
National Financial Partners Corp., 4.88%	1.0%
LANDesk Group, Inc., 6.13%	1.0%
Altice US Finance I Corp., 4.13%	1.0%
Top Ten Total	10.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (11/30/11)
A-Class Shares	1.81%	3.50%	3.80%	5.21%
A-Class Shares with sales charge‡	(1.23%)	0.38%	2.80%	4.40%
C-Class Shares	1.43%	2.74%	3.02%	4.43%
C-Class Shares with CDSC§	0.44%	1.75%	3.02%	4.43%
Institutional Class Shares	1.93%	3.75%	4.04%	5.45%
Credit Suisse Leveraged Loan Index	2.79%	4.64%	4.17%	5.23%
		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		1.81%	3.51%	3.44%
Credit Suisse Leveraged Loan Index		2.79%	4.64%	4.13%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 3.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns (based on subscriptions made prior to October 1, 2015), and a 3.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AA	0.4%
A	1.6%
BBB	8.0%
BB	31.3%
B	50.8%
CCC	1.9%
CC	0.1%
NR2	2.9%
Other Instruments	3.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Shares		Value

COMMON STOCKS† - 0.0%

Consumer, Non-cyclical - 0.0%
Targus Group International, Inc*,†††,1,2		12,773	$30,701

Energy - 0.0%
Titan Energy LLC*		10,110	11,121

Total Common Stocks
(Cost $317,262)			41,822

MUTUAL FUNDS† - 0.7%
Guggenheim Strategy Fund I2		758,814	19,008,294
Guggenheim Strategy Fund II2		297,862	7,449,539
Total Mutual Funds
(Cost $26,295,702)			26,457,833

MONEY MARKET FUND† - 2.3%
Federated U.S. Treasury Cash Reserve Fund Instituional Shares 1.45%[3]		80,322,683	80,322,683
Total Money Market Fund
(Cost $80,322,683)			80,322,683

		Face Amount~

SENIOR FLOATING RATE INTERESTS††,8 - 87.5%
Industrial - 18.0%
Filtration Group Corp.
4.98% (3 Month USD LIBOR + 3.00%) due 11/23/20		20,627,835	20,739,638
3.00% (3 Month USD LIBOR + 3.00%) due 03/27/25[11]		17,750,000	17,794,375
Flex Acquisition Company, Inc.
4.69% (1 Month USD LIBOR + 3.00%) due 12/29/23		36,485,009	36,638,976
VC GB Holdings, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 02/28/24		33,957,026	34,041,918
Engineered Machinery Holdings, Inc.
5.55% (3 Month USD LIBOR + 3.25%) due 07/19/24		29,876,153	29,851,356
BWAY Holding Co.
4.96% (1 Month USD LIBOR + 3.25%) due 04/03/24		27,562,744	27,685,674
DAE Aviation
5.63% (3 Month USD LIBOR + 3.75%) due 07/07/22		27,263,851	27,481,144
Quikrete Holdings, Inc.
4.63% (3 Month USD LIBOR + 2.75%) due 11/15/23		25,480,769	25,579,125
TransDigm Group, Inc.
4.63% (3 Month USD LIBOR + 2.75%) due 05/14/22		12,720,105	12,749,615
4.77% (1 Month USD LIBOR + 2.75%) due 06/09/23		11,481,998	11,510,703
Cartrawler
3.75% (1 Month EURIBOR + 3.75%) due 04/29/21[11]	EUR	16,068,477	19,574,003
Charter Nex US, Inc.
4.88% (3 Month USD LIBOR + 3.00%) due 05/16/24		19,328,938	19,357,931
GYP Holdings III Corp.
4.77% (3 Month USD LIBOR + 3.00%) due 04/01/23		18,337,391	18,406,156
Reynolds Group Holdings, Inc.
4.63% (3 Month USD LIBOR + 2.75%) due 02/05/23		17,281,343	17,361,529

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Advanced Disposal Services, Inc.
3.98% (3 Month USD LIBOR + 2.25%) due 11/10/23		16,719,395	$16,756,010
Travelport Finance (Luxembourg) S.A.R.L.
4.40% (3 Month USD LIBOR + 2.50%) due 03/17/25		16,600,000	16,629,050
Brickman Group Holdings, Inc.
4.85% (1 Month USD LIBOR + 3.00%) due 12/18/20		15,787,014	15,867,686
Arctic Long Carriers
6.38% (3 Month USD LIBOR + 4.50%) due 05/18/23		15,339,088	15,454,131
Hayward Industries, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/05/24		14,377,750	14,420,883
10.13% (3 Month USD LIBOR + 8.25%) due 08/04/25		500,000	496,250
CHI Overhead Doors, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 07/29/22		14,285,500	14,285,500
Engility Corp.
4.63% (3 Month USD LIBOR + 2.75%) due 08/14/23		13,671,594	13,661,887
TMF Group Holding BV
3.50% (3 Month EURIBOR + 3.50%) due 10/13/23[11]	EUR	10,750,000	13,180,026
RBS Global, Inc.
4.11% (3 Month USD LIBOR + 2.25%) due 08/21/24		12,894,138	12,961,832
American Builders & Contractors Supply Co., Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 10/31/23		11,909,774	11,926,329
American Bath Group LLC
7.55% (6 Month USD LIBOR + 5.25%) due 09/30/23		10,862,155	10,966,215
Argo Merchants
6.05% (1 Month USD LIBOR + 3.75%) due 12/06/24		10,723,872	10,790,896
Titan Acquisition Ltd. (Husky)
3.00% (3 Month USD LIBOR + 3.00%) due 03/15/25[11]		10,200,000	10,184,394
Zodiac Pool Solutions LLC
due 12/20/23[4]		10,005,352	10,011,656
Sapphire Bidco B.V.
due 12/06/24[4]	EUR	8,100,000	9,919,037
Imagine Print Solutions LLC
7.06% (3 Month USD LIBOR + 4.75%) due 06/21/22		10,642,500	9,897,525
Hanjin International Corp.
4.23% (3 Month USD LIBOR + 2.50%) due 10/19/20		9,750,000	9,780,518
Wrangler Buyer Corp.
due 09/27/24[4]		9,326,625	9,369,901
Befesa
2.75% (3 Month EURIBOR + 2.75%) due 11/19/22[11]	EUR	6,250,000	7,719,254
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24		6,699,375	6,746,807

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

CPM Holdings, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 04/11/22		6,596,621	$6,672,878
Kuehg Corp. (Kindercare)
6.05% (3 Month USD LIBOR + 3.75%) due 08/12/22		6,538,569	6,565,116
Duran Group Holding GMBH
4.00% (1 Month EURIBOR + 4.00%) due 03/29/24[11]	EUR	4,003,529	4,889,262
4.00% (1 Month EURIBOR + 4.00%) due 12/20/24[11]	EUR	1,350,000	1,648,671
Corialis Group Ltd.
3.50% (3 Month EURIBOR + 3.50%) due 03/29/24[11]	EUR	5,075,000	6,232,127
Thermasys Corp.
5.70% (3 Month USD LIBOR + 4.00%) due 05/03/19		6,014,531	5,814,067
Berlin Packaging LLC
5.03% (3 Month USD LIBOR + 3.25%) due 10/01/21		5,580,146	5,601,852
Recess Holdings, Inc.
6.20% (3 Month USD LIBOR + 3.75%) due 09/30/24		5,096,750	5,115,863
Hardware Holdings LLC
8.38% (1 Month USD LIBOR + 6.50%) due 03/30/20		5,015,625	4,865,156
Consolidated Container Co. LLC
4.88% (1 Month USD LIBOR + 3.00%) due 05/22/24		3,740,625	3,763,069
Hillman Group, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 06/30/21		3,404,997	3,439,047
Survitec
4.25% (3 Month EURIBOR + 4.25%) due 03/12/22[11]	EUR	2,700,000	3,251,661
SIG Onex Wizard Acquisition
4.63% (3 Month USD LIBOR + 2.75%) due 03/11/22		2,660,272	2,673,574
SI Organization
6.63% (1 Month USD LIBOR + 4.75%) due 11/23/19		2,379,460	2,385,408
Signode Industrial Group US, Inc.
5.42% (2 Month USD LIBOR + 2.75%) due 05/01/21		2,135,417	2,132,747
EXC Holdings III Corp.
5.16% (6 Month USD LIBOR + 3.50%) due 12/02/24		2,025,000	2,041,868
Tank Holdings Corp.
5.20% (1 Month USD LIBOR + 3.50%) due 03/16/22		1,660,870	1,668,659
Wencor Group
due 06/19/19†††,1,4		1,140,000	1,107,316
Ceva Group plc (United Kingdom)
5.75% (3 Month USD LIBOR + 4.75%) due 03/19/19†††,1		840,000	806,700
Total Industrial			630,472,971

Consumer, Non-cyclical - 16.8%
Examworks Group, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 07/27/23		34,141,483	34,354,867
MPH Acquisition Holdings LLC
5.05% (1 Month USD LIBOR + 2.75%) due 06/07/23		34,027,730	34,163,841

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Albertson’s LLC
4.63% (6 Month USD LIBOR + 2.75%) due 08/25/21		21,752,564	$21,473,261
5.29% (1 Month USD LIBOR + 3.00%) due 12/21/22		6,237,118	6,168,697
4.96% (3 Month USD LIBOR + 3.00%) due 06/22/23		3,473,750	3,425,986
CHG Healthcare Services, Inc.
4.77% (1 Month USD LIBOR + 3.00%) due 06/07/23		30,219,892	30,427,805
Chobani LLC
5.38% (1 Month USD LIBOR + 3.50%) due 10/10/23		28,007,455	28,124,246
Sterigenics-Norion Holdings
4.88% (1 Month USD LIBOR + 3.00%) due 05/15/22		27,354,513	27,337,553
Smart & Final Stores LLC
5.38% (1 Month USD LIBOR + 3.50%) due 11/15/22		27,326,939	26,900,092
DJO Finance LLC
5.03% (3 Month USD LIBOR + 3.25%) due 06/08/20		23,625,233	23,723,750
Dole Food Company, Inc.
4.81% (1 Month USD LIBOR + 3.00%) due 04/06/24		22,426,469	22,454,502
Diamond (BC) B.V.
3.25% (3 Month EURIBOR + 3.25%) due 09/06/24[11]	EUR	9,077,250	11,094,193
4.99% (3 Month USD LIBOR + 3.00%) due 09/06/24		10,922,625	10,899,906
PPDI LLC
4.42% (3 Month USD LIBOR + 2.75%) due 08/18/22		21,824,397	21,890,306
JBS USA Lux SA
4.68% (Commercial Prime Lending Rate + 2.50%) due 10/30/22		21,011,225	20,936,845
AI Aqua Zip Bidco Pty Ltd.
5.13% (3 Month USD LIBOR + 3.25%) due 12/13/23		19,278,950	19,332,599
Lineage Logistics LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/16/25		18,275,000	18,221,637
Hearthside Group Holdings LLC
4.88% (1 Month USD LIBOR + 3.00%) due 06/02/21		17,363,408	17,417,756
American Tire Distributors, Inc.
6.24% (1 Month USD LIBOR + 4.25%) due 09/01/21		17,028,028	17,240,878
Sigma Holding BV (Flora Food)
due 03/07/25[4]	EUR	14,000,000	17,038,587
Endo Luxembourg Finance Co.
6.19% (3 Month USD LIBOR + 4.25%) due 04/29/24		14,830,250	14,786,946
US Foods, Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 06/27/23		13,184,852	13,262,775
Hostess Brands LLC
4.13% (2 Month USD LIBOR + 2.25%) due 08/03/22		12,321,423	12,371,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Authentic Brands
5.80% (3 Month USD LIBOR + 3.50%) due 09/27/24		11,989,750	$12,029,676
Grifols Worldwide Operations USA, Inc.
3.99% (1 Month USD LIBOR + 2.25%) due 01/31/25		10,890,000	10,926,699
Immucor, Inc.
7.30% (3 Month USD LIBOR + 5.00%) due 06/15/21		10,497,250	10,733,438
PAREXEL International Corp.
4.63% (2 Month USD LIBOR + 2.75%) due 09/27/24		10,559,935	10,559,935
Cidron New Bidco Limited (New Binding)
due 03/28/25[4]	EUR	8,125,000	9,997,539
CPI Holdco LLC
5.80% (1 Month USD LIBOR + 3.50%) due 03/21/24		9,058,525	9,103,818
CTI Foods Holding Co. LLC
9.13% (3 Month USD LIBOR + 7.25%) due 06/28/21		7,420,000	5,490,800
5.38% (1 Month USD LIBOR + 3.50%) due 06/29/20		3,662,453	3,305,364
ADMI Corp.
5.59% (6 Month USD LIBOR + 3.75%) due 04/29/22		7,898,477	7,918,223
INC Research Holdings, Inc.
4.02% (1 Month USD LIBOR + 2.25%) due 08/01/24		6,613,458	6,633,100
Reddy Ice Holdings, Inc.
7.26% (Commercial Prime Lending Rate + 4.50%) due 05/01/19		4,669,637	4,657,963
11.20% (3 Month USD LIBOR + 9.50%) due 11/01/19		2,000,000	1,861,660
NVA Holdings, Inc
5.05% (2 Month USD LIBOR + 2.75%) due 02/03/25		6,260,000	6,265,196
Avantor, Inc.
5.88% (3 Month USD LIBOR + 4.00%) due 11/21/24		4,638,375	4,685,733
Equian LLC
5.15% (3 Month USD LIBOR + 3.25%) due 05/20/24		4,292,563	4,312,222
Nellson Nutraceutical (US)
6.56% (Commercial Prime Lending Rate + 3.25%) due 12/23/21		4,076,472	4,076,472
Grocery Outlet, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 10/21/21		3,890,808	3,903,764
Global Healthcare Exchange LLC
5.30% (2 Month USD LIBOR + 3.00%) due 06/28/24		3,573,000	3,581,933
Stratose Intermediate Holdings II LLC
5.13% (3 Month USD LIBOR + 3.25%) due 06/22/23		3,283,500	3,299,918
Arctic Glacier Group Holdings, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 03/20/24		2,406,813	2,425,610

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

Valeant Pharmaceuticals International, Inc.
5.24% (1 Month USD LIBOR + 3.50%) due 04/01/22	2,274,334	$2,297,509
BCPE Eagle Buyer LLC
6.06% (3 Month USD LIBOR + 4.25%) due 03/18/24	2,139,196	2,110,681
Nellson Nutraceutical (CAD)
6.56% (Commercial Prime Lending Rate + 3.25%) due 12/23/21	1,675,778	1,675,778
NES Global Talent
7.27% (3 Month USD LIBOR + 5.50%) due 10/03/19	1,406,040	1,384,949
Acadia Healthcare Co., Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/16/23	1,302,079	1,312,391
Catalent Pharma Solutions, Inc.
4.13% (3 Month USD LIBOR + 2.25%) due 05/20/24	1,019,969	1,023,090
Jacobs Douwe Egberts
4.06% (1 Month USD LIBOR + 2.25%) due 07/04/22	702,749	705,385
Targus Group International, Inc.
due 05/24/16†††,1,2,4	152,876	—
Total Consumer, Non-cyclical		589,327,322

Technology - 15.2%
Misys Ltd.
5.48% (3 Month USD LIBOR + 3.50%) due 06/13/24	36,815,000	36,764,563
LANDesk Group, Inc.
6.13% (3 Month USD LIBOR + 4.25%) due 01/20/24	34,200,624	33,564,834
Press Ganey Holdings Inc
4.88% (2 Month USD LIBOR + 3.00%) due 10/23/23	32,599,728	32,762,727
Optiv, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 02/01/24	31,029,037	29,904,234
Solera LLC
4.63% (1 Month USD LIBOR + 2.75%) due 03/03/23	26,180,688	26,225,195
First Data Corp.
4.12% (1 Month USD LIBOR + 2.25%) due 04/26/24	14,205,407	14,221,459
4.12% (3 Month USD LIBOR + 2.25%) due 07/08/22	8,199,430	8,210,499
Kronos, Inc.
4.88% (1 Month USD LIBOR + 3.00%) due 11/01/23	20,513,715	20,634,951
Seattle Spnco
4.63% (3 Month USD LIBOR + 2.75%) due 06/21/24	19,489,112	19,257,776
TIBCO Software, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 12/04/20	19,155,381	19,207,292
SS&C Technologies, Inc.
7.25% (3 Month USD LIBOR + 2.50%) due 02/27/25	13,783,113	13,844,861
7.25% (3 Month USD LIBOR + 2.50%) due 02/28/25	4,916,887	4,938,915

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Epicor Software
5.13% (1 Month USD LIBOR + 3.25%) due 06/01/22		18,073,897	$18,144,566
Internet Brands, Inc.
5.53% (3 Month USD LIBOR + 3.75%) due 09/13/24		17,695,539	17,692,354
Go Daddy Operating Company LLC
4.13% (3 Month USD LIBOR + 2.25%) due 02/15/24		17,523,462	17,567,271
Peak 10 Holding Corp.
5.80% (3 Month USD LIBOR + 3.50%) due 08/01/24		17,313,000	17,353,512
Planview, Inc.
7.13% (3 Month USD LIBOR + 5.25%) due 01/27/23†††,1		15,840,000	15,691,052
Evergood 4 ApS (Nets)
3.25% (3 Month EURIBOR + 3.25%) due 11/29/24[11]	EUR	11,950,342	14,656,705
Cypress Intermediate Holdings III, Inc.
4.88% (3 Month USD LIBOR + 3.00%) due 04/29/24		13,200,250	13,235,627
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23		11,994,393	12,069,358
Cologix Holdings, Inc.
4.86% (3 Month USD LIBOR + 3.00%) due 03/20/24		9,602,010	9,596,057
8.88% (1 Month USD LIBOR + 7.00%) due 03/20/25		1,900,000	1,924,947
Advanced Computer Software
7.52% (3 Month USD LIBOR + 5.50%) due 03/18/22		6,268,662	6,273,865
11.37% (3 Month USD LIBOR + 9.50%) due 01/31/23		4,490,000	4,400,200
Infor (US), Inc.
4.63% (1 Month USD LIBOR + 2.75%) due 02/01/22		9,985,534	10,000,812
Eiger Acquisition B.V.
3.75% (1 Month EURIBOR + 3.75%) due 12/12/24[11]	EUR	7,400,000	9,077,042
Informatica LLC
5.13% (6 Month USD LIBOR + 3.25%) due 08/05/22		8,737,515	8,783,912
Ipreo Holdings
5.30% (1 Month USD LIBOR + 3.00%) due 08/06/21		8,684,553	8,684,553
Jaggaer
5.88% (3 Month USD LIBOR + 4.00%) due 12/28/24		8,200,000	8,200,000
Camelia Bidco Banc Civica
5.46% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	5,600,000	7,863,965
GlobalLogic Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.75%) due 06/20/22		7,576,291	7,614,173
Project Alpha (Qlik)
5.04% (3 Month USD LIBOR + 3.50%) due 04/26/24		7,289,289	7,185,999
Microsemi Corp.
3.74% (1 Month USD LIBOR + 2.00%) due 01/15/23		6,639,244	6,643,825

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Aspect Software, Inc.
12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		6,672,695	$6,643,535
Park Place Technologies LLC
8.75% (3 Month USD LIBOR + 4.00%) due 03/22/25		6,300,000	6,284,250
12.75% (3 Month USD LIBOR + 8.00%) due 03/20/26		300,000	298,500
Palermo Finance Corp.
6.22% (1 Month USD LIBOR + 4.50%) due 04/17/23†††,1		6,417,750	6,364,026
MA Financeco LLC
4.38% (3 Month USD LIBOR + 2.50%) due 11/19/21		6,275,000	6,196,563
Switch Ltd.
4.13% (1 Month USD LIBOR + 2.25%) due 06/27/24		5,955,000	5,979,832
Cvent, Inc.
5.63% (3 Month USD LIBOR + 3.75%) due 11/29/24		5,900,000	5,929,500
Micron Technology, Inc.
3.88% (3 Month USD LIBOR + 2.00%) due 04/26/22		5,716,489	5,750,444
Miami Escrow Borrower LLC
4.63% (3 Month USD LIBOR + 2.75%) due 06/21/24		2,885,888	2,851,632
Sabre GLBL, Inc.
3.88% (3 Month USD LIBOR + 2.00%) due 02/22/24		2,369,160	2,375,415
Total Technology			530,870,798

Consumer, Cyclical - 15.0%
Gates Global LLC
3.00% (3 Month EURIBOR + 3.00%) due 04/01/24[11]	EUR	20,072,757	24,624,755
5.05% (1 Month USD LIBOR + 2.75%) due 04/01/24		17,215,399	17,297,861
Equinox Holdings, Inc.
4.88% (1 Month USD LIBOR + 3.00%) due 03/08/24		33,660,850	33,857,093
AlixPartners, LLP
5.05% (3 Month USD LIBOR + 2.75%) due 04/04/24		27,918,000	28,030,510
USIC Holding, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 12/08/23		26,867,871	27,069,380
Party City Holdings, Inc.
4.49% (1 Month USD LIBOR + 2.75%) due 08/19/22		23,649,435	23,723,458
Mavis Tire Express Services Corp.
5.07% (3 Month USD LIBOR + 3.25%) due 02/28/25		22,541,361	22,541,361
Crown Finance US, Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/28/25		14,150,000	14,125,945
2.63% (1 Month EURIBOR + 2.63%) due 02/28/25[11]	EUR	5,900,000	7,241,602
Fitness International LLC
5.38% (3 Month USD LIBOR + 3.50%) due 07/01/20		19,114,667	19,258,027
Peer Holding III BV
3.50% (6 Month EURIBOR + 3.50%) due 03/08/25[11]	EUR	15,075,000	18,436,686

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Greektown Holdings LLC
4.88% (1 Month USD LIBOR + 3.00%) due 04/25/24		17,815,375	$17,824,283
PetSmart Inc
4.68% (1 Month USD LIBOR + 3.00%) due 03/11/22		22,127,880	17,709,827
Navistar Inc.
5.21% (3 Month USD LIBOR + 3.50%) due 11/06/24		17,500,000	17,580,150
BBB Industries, LLC
6.38% (1 Month USD LIBOR + 4.50%) due 11/03/21		14,750,069	14,860,695
Acosta, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 09/26/21		17,744,817	14,828,811
Eldorado Resorts, Inc.
4.13% (1 Month USD LIBOR + 2.25%) due 04/17/24		13,394,500	13,427,986
Petco Animal Supplies, Inc.
4.77% (3 Month USD LIBOR + 3.00%) due 01/26/23		17,980,525	13,135,853
At Home Holding III Corp.
5.27% (3 Month USD LIBOR + 3.50%) due 06/03/22		12,156,250	12,201,836
EG Finco Ltd.
due 02/07/25[4]		6,550,000	6,531,988
due 02/01/25[4]	EUR	1,858,104	2,265,849
due 02/01/25[4]	EUR	2,700,000	3,292,492
GVC Holdings plc
due 03/15/24[4]	EUR	9,050,000	11,572,867
National Vision, Inc.
4.63% (1 Month USD LIBOR + 2.75%) due 11/20/24		10,812,432	10,875,468
Life Time Fitness, Inc.
4.73% (1 Month USD LIBOR + 2.75%) due 06/10/22		10,805,800	10,814,769
Burlington Stores, Inc.
4.38% (3 Month USD LIBOR + 2.50%) due 11/17/24		10,074,750	10,084,825
Deuce Acquisition
5.76% (1 Month USD LIBOR + 5.25%) due 12/08/22	GBP	7,100,000	9,959,028
Leslie’s Poolmart, Inc.
5.28% (3 Month USD LIBOR + 3.50%) due 08/16/23		9,007,425	9,063,721
Trader Corp.
5.29% (3 Month USD LIBOR + 3.00%) due 09/28/23		9,052,876	9,037,758
Cyan Blue Holdco 3 Ltd.
5.05% (2 Month USD LIBOR + 2.75%) due 08/23/24		9,031,864	9,009,284
Sears Roebuck Acceptance Corp.
6.20% (1 Month USD LIBOR + 4.50%) due 01/20/19		8,897,797	8,838,448
Packers Sanitation Services, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 12/04/24		8,693,867	8,704,734
PTL Acqusition, Inc.
4.13% (3 Month USD LIBOR + 2.25%) due 08/01/23		8,175,500	8,206,158
Prime Security Services Borrower LLC
4.63% (3 Month USD LIBOR + 2.75%) due 05/02/22		6,583,625	6,630,039

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

Wyndham Hotels & Resorts, Inc.
due 03/28/25[4]	6,500,000	$6,516,250
Neiman Marcus Group, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 10/25/20	6,946,900	5,986,769
Toys ‘R’ US, Inc.
10.50% (Commercial Prime Lending Rate + 5.75%) due 01/18/19	5,450,000	5,440,898
Generac Holdings, Inc.
3.69% (1 Month USD LIBOR + 2.00%) due 05/31/23	4,050,000	4,059,112
Men’s Wearhouse
5.20% (1 Month USD LIBOR + 3.50%) due 06/18/21	4,017,079	4,017,079
Belmond Interfin Ltd.
4.63% (3 Month USD LIBOR + 2.75%) due 07/03/24	3,970,000	3,979,925
Belk, Inc.
6.46% (3 Month USD LIBOR + 4.75%) due 12/12/22	4,483,667	3,878,372
Amaya Holdings B.V. (Stars Group Holdings B.V.)
3.00% (3 Month USD LIBOR + 3.00%) due 04/04/25[11]	2,250,000	2,259,000
International Car Wash Group Ltd.
5.29% (3 Month USD LIBOR + 3.50%) due 10/03/24	2,244,375	2,248,594
Penn Engineering & Manufacturing Corp.
4.63% (3 Month USD LIBOR + 2.75%) due 06/27/24	1,990,000	1,991,990
Truck Hero, Inc.
6.22% (3 Month USD LIBOR + 4.00%) due 04/22/24	1,783,271	1,791,296
Total Consumer, Cyclical		524,832,832

Communications - 9.6%
Altice US Finance I Corp.
4.13% (3 Month USD LIBOR + 2.25%) due 07/28/25	33,524,169	33,448,739
Univision Communications, Inc.
4.63% (1 Month USD LIBOR + 2.75%) due 03/15/24	33,822,647	33,244,956
WMG Acquisition Corp.
due 11/01/23[4]	31,944,713	32,037,992
SFR Group S.A.
4.72% (2 Month USD LIBOR + 3.00%) due 01/31/26	29,552,060	28,665,498
4.52% (2 Month USD LIBOR + 2.75%) due 07/31/25	497,677	481,502
Sprint Communications, Inc.
4.44% (3 Month USD LIBOR + 2.50%) due 02/02/24	23,883,750	23,873,719
Cengage Learning Acquisitions, Inc.
6.04% (3 Month USD LIBOR + 4.25%) due 06/07/23	24,791,080	22,514,763
CSC Holdings, LLC
4.04% (1 Month USD LIBOR + 2.25%) due 07/17/25	21,599,280	21,522,819
Radiate HoldCo LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/01/24	21,594,209	21,459,245

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

Telenet Financing USD LLC
4.28% (6 Month USD LIBOR + 2.50%) due 03/01/26	20,670,000	$20,764,669
Mcgraw-Hill Global Education Holdings LLC
5.88% (1 Month USD LIBOR + 4.00%) due 05/04/22	19,193,901	18,939,582
Virgin Media Bristol LLC
due 01/15/26[4]	16,500,000	16,580,850
Market Track LLC
6.55% (3 Month USD LIBOR + 4.25%) due 06/05/24	13,780,750	13,746,298
Ziggo Secured Finance BV
due 04/15/25[4]	13,550,000	13,447,020
Charter Communications Operating, LLC
3.88% (3 Month USD LIBOR + 2.00%) due 04/30/25	10,523,625	10,558,669
Houghton Mifflin Co.
4.88% (1 Month USD LIBOR + 3.00%) due 05/28/21	10,602,706	9,661,716
Level 3 Financing, Inc.
4.11% (1 Month USD LIBOR + 2.25%) due 02/22/24	4,450,000	4,457,654
AMC Entertainment Holdings, Inc.
4.03% (1 Month USD LIBOR + 2.25%) due 12/15/23	3,168,000	3,174,589
Proquest LLC
5.63% (3 Month USD LIBOR + 3.75%) due 10/24/21	2,664,910	2,699,047
Match Group, Inc.
4.29% (3 Month USD LIBOR + 2.50%) due 11/16/22	2,471,875	2,484,234
Anaren, Inc.
6.80% (3 Month USD LIBOR + 4.50%) due 02/18/21	1,467,621	1,463,952
10.55% (3 Month USD LIBOR + 8.25%) due 08/18/21	275,000	275,000
GTT Communications, Inc.
5.19% (3 Month USD LIBOR + 3.25%) due 01/09/24	248,116	248,178
Total Communications		335,750,691

Financial - 7.0%
LPL Holdings, Inc.
4.56% (3 Month USD LIBOR + 2.25%) due 09/23/24	34,883,198	34,970,406
National Financial Partners Corp.
4.88% (1 Month USD LIBOR + 3.00%) due 01/08/24	33,681,701	33,745,023
Amwins Group LLC
4.59% (3 Month USD LIBOR + 2.75%) due 01/25/24	25,502,188	25,629,698
Avolon Luxembourg SARL
4.07% (1 Week USD LIBOR + 2.25%) due 03/21/22	24,018,500	24,025,946
HUB International Ltd.
4.84% (3 Month USD LIBOR + 3.00%) due 10/02/20	19,716,239	19,812,060
Alliant Holdings I L.P.
5.13% (1 Month USD LIBOR + 3.25%) due 08/12/22	16,143,863	16,233,623
TransUnion LLC
3.88% (6 Month USD LIBOR + 2.00%) due 04/10/23	16,014,564	16,051,237

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

WEX, Inc.
due 06/30/23[4]		11,790,997	$11,861,390
Vantiv LLC
3.78% (1 Month USD LIBOR + 2.00%) due 08/09/24		11,650,000	11,706,153
Delos Finance S.A.R.L (International Lease Finance)
4.05% (1 Month USD LIBOR + 1.75%) due 10/06/23		11,250,000	11,294,550
York Risk Services
due 10/01/21[4]		11,260,389	11,007,031
USI, Inc.
5.30% (1 Month USD LIBOR + 3.00%) due 05/16/24		7,118,230	7,130,117
American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20		5,590,115	5,585,475
Jefferies Finance LLC
4.31% (2 Month USD LIBOR + 2.50%) due 08/02/24		5,486,250	5,486,250
Capital Automotive L.P.
4.38% (1 Month USD LIBOR + 2.50%) due 03/25/24		3,832,174	3,841,754
Focus Financial Partners LLC
5.05% (1 Month USD LIBOR + 2.75%) due 07/03/24		3,451,250	3,459,878
Geo Group, Inc.
4.13% (3 Month USD LIBOR + 2.25%) due 03/22/24		2,524,500	2,530,180
Fly Leasing Ltd.
3.80% (1 Month USD LIBOR + 2.00%) due 02/09/23		1,553,459	1,553,459
Total Financial			245,924,230

Basic Materials - 2.4%
Alpha 3 B.V.
5.30% (1 Month USD LIBOR + 3.00%) due 01/31/24		28,718,361	28,926,569
PQ Corp.
4.29% (1 Month USD LIBOR + 2.50%) due 02/08/25		19,236,007	19,305,064
GrafTech Finance, Inc.
5.24% (3 Month USD LIBOR + 3.50%) due 02/12/25		11,850,000	11,850,000
Nexeo Solutions LLC
5.27% (3 Month USD LIBOR + 3.25%) due 06/09/23		10,347,278	10,444,336
Arch Coal, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 03/07/24		6,801,626	6,824,275
PMHC II, Inc. (Prince)
4.50% (3 Month USD LIBOR + 3.50%) due 03/20/25		5,370,000	5,400,233
Platform Specialty Products
4.38% (1 Month USD LIBOR + 2.50%) due 06/07/20		1,746,624	1,751,655
Minerals Technologies, Inc.
4.19% (3 Month USD LIBOR + 2.25%) due 02/14/24		791,635	796,092
Total Basic Materials			85,298,224

Utilities - 2.0%
Dynegy, Inc.
4.60% (3 Month USD LIBOR + 2.75%) due 02/07/24		28,497,759	28,659,341
Techem GmbH
3.00% (3 Month EURIBOR + 3.00%) due 10/02/24[11]	EUR	16,500,000	20,286,453

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~		Value

Helix Gen Funding LLC
5.63% (1 Month USD LIBOR + 3.75%) due 06/03/24		9,869,185	$9,957,613
Stonewall
7.80% (1 Month USD LIBOR + 5.50%) due 11/13/21		4,314,285	4,222,606
Thor Bidco (Morrison Utility)
5.52% (3 Month USD LIBOR + 5.00%) due 09/20/23	GBP	2,550,000	3,577,943
Panda Temple II Power
8.30% (3 Month USD LIBOR + 6.00%) due 04/03/19		2,547,915	2,344,082
Viva Alamo LLC
due 02/22/21[4]		1,278,585	1,267,001
Total Utilities			70,315,039

Energy - 1.5%
Ultra Petroleum, Inc.
4.76% (3 Month USD LIBOR + 3.00%) due 04/12/24		19,890,000	19,666,238
Veresen Midstream LP
4.88% (3 Month USD LIBOR + 3.00%) due 03/31/22		15,388,880	15,479,520
Penn Virginia Holding Corp.
8.88% (3 Month USD LIBOR + 7.00%) due 09/29/22†††,1		10,890,000	10,694,111
PSS Companies
6.34% (1 Month USD LIBOR + 4.50%) due 01/28/20		5,521,530	5,342,080
Summit Midstream Partners, LP
7.88% (1 Month USD LIBOR + 6.00%) due 05/13/22		880,000	888,800
Total Energy			52,070,749
Total Senior Floating Rate Interests
(Cost $3,072,196,638)			3,064,862,856
CORPORATE BONDS†† - 4.6%
Communications - 1.2%
Sprint Communications, Inc.
9.00% due 11/15/18[6]		12,700,000	13,096,875
DISH DBS Corp.
7.75% due 07/01/26		10,700,000	10,033,925
Ziggo Secured Finance BV
5.50% due 01/15/27[6]		5,000,000	4,698,550
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[6]		4,000,000	4,205,000
Inmarsat Finance plc
4.88% due 05/15/22[6]		3,500,000	3,403,750
Anixter, Inc.
5.50% due 03/01/23		3,000,000	3,105,000
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]		2,000,000	1,955,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22		1,890,000	1,918,369
MDC Partners, Inc.
6.50% due 05/01/24[6]		1,700,000	1,653,250
Total Communications			44,069,719

Energy - 1.0%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21		5,500,000	5,782,703
5.63% due 04/15/23		4,200,000	4,485,524
CNX Resources Corp.
5.88% due 04/15/22		6,750,000	6,792,188
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		5,200,000	5,440,500
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[6]		4,000,000	4,033,800
Unit Corp.
6.63% due 05/15/21		4,000,000	4,000,000

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	$2,220,625
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[6]	1,268,000	1,277,510
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[5]	850,000	5,312
Total Energy		34,038,162

Consumer, Non-cyclical - 0.6%
HCA, Inc.
6.50% due 02/15/20	13,914,000	14,592,307
4.50% due 02/15/27	1,500,000	1,447,500
ServiceMaster Co. LLC
5.13% due 11/15/24[6]	4,000,000	3,870,000
AMN Healthcare, Inc.
5.13% due 10/01/24[6]	450,000	448,875
Total Consumer, Non-cyclical		20,358,682

Financial - 0.5%
Kennedy-Wilson, Inc.
5.88% due 04/01/24	9,730,000	9,644,863
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,012,500
6.00% due 08/01/20	1,700,000	1,734,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]	1,050,000	1,060,500
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]	450,000	455,062
FBM Finance, Inc.
8.25% due 08/15/21[6]	200,000	209,000
Total Financial		18,115,925

Industrial - 0.4%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[6,8]	7,500,000	7,593,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[6]	2,100,000	2,107,875
4.25% due 09/15/22[6]	1,500,000	1,492,500
Novelis Corp.
6.25% due 08/15/24[6]	3,000,000	3,075,000
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]	750,000	787,500
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]	70,000	76,038
Total Industrial		15,132,663

Technology - 0.4%
First Data Corp.
5.00% due 01/15/24[6]	6,250,000	6,250,000
5.75% due 01/15/24[6]	5,200,000	5,232,500
NCR Corp.
5.88% due 12/15/21	1,450,000	1,475,375
6.38% due 12/15/23	800,000	830,000
Total Technology		13,787,875

Consumer, Cyclical - 0.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,615,000	4,418,863
Nathan’s Famous, Inc.
6.63% due 11/01/25[6]	4,275,000	4,296,375
WMG Acquisition Corp.
6.75% due 04/15/22[6]	2,280,000	2,356,950

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

Lennar Corp.
4.13% due 01/15/22	1,500,000	$1,475,175
Total Consumer, Cyclical		12,547,363

Utilities - 0.1%
AES Corp.
6.00% due 05/15/26	2,000,000	2,105,000
5.50% due 04/15/25	1,059,000	1,094,741
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	630,000	647,325
Total Utilities		3,847,066

Basic Materials - 0.0%
Mirabela Nickel Ltd.
9.50% due 06/24/19	1,279,819	275,161
Eldorado Gold Corp.
6.13% due 12/15/20[6]	265,000	251,750
Total Basic Materials		526,911
Total Corporate Bonds
(Cost $165,930,977)		162,424,366

ASSET-BACKED SECURITIES†† - 2.5%
Collateralized Loan Obligations - 2.4%
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[6,8]	12,500,000	12,548,419
TICP CLO II Ltd.
2014-2A, 6.49% (3 Month USD LIBOR + 4.75%) due 07/20/26[6,8]	6,560,000	6,560,526
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]	6,000,000	5,250,666
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.07% (3 Month USD LIBOR + 2.95%) due 12/15/28[6,8]	5,000,000	5,034,252
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.25% (3 Month USD LIBOR + 2.53%) due 01/15/28[6,8]	5,000,000	5,020,288
PFP Ltd.
2015-2, 4.49% (1 Month USD LIBOR + 2.70%) due 07/14/34[6,8]	5,000,000	5,002,156
Octagon Loan Funding Ltd.,
due 11/18/26[9]	5,600,000	4,861,909
Jamestown CLO V Ltd.
2014-5A, 6.83% (3 Month USD LIBOR + 5.10%) due 01/17/27[6,8]	4,000,000	3,987,929
OCP CLO Ltd.
2012-2A, 4.75% (3 Month USD LIBOR + 2.85%) due 11/22/25[6,8]	3,800,000	3,826,652
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	4,300,020	3,704,327
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.72% (3 Month USD LIBOR + 3.65%) due 10/10/26[6,8]	3,500,000	3,503,994
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.44% (3 Month USD LIBOR + 2.70%) due 12/22/28[6,8]	3,000,000	3,011,004

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

Flagship CLO VIII Ltd.
2014-8A, 4.22% (3 Month USD LIBOR + 2.50%) due 01/16/26[6,8]	3,000,000	$3,002,139
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.84% (3 Month USD LIBOR + 3.00%) due 08/15/23[6,8]	2,600,000	2,610,343
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,9]	3,000,000	2,576,274
Ares XXXIII CLO Ltd.
2016-1A, 4.82% (3 Month USD LIBOR + 2.80%) due 12/05/25[6,8]	2,500,000	2,524,704
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.96% (3 Month USD LIBOR + 4.25%) due 10/15/26[6,8]	2,500,000	2,502,548
KVK CLO Ltd.
2014-1A, 4.44% (3 Month USD LIBOR + 2.60%) due 05/15/26[6,8]	2,000,000	2,005,584
ACIS CLO Ltd.
2015-6A, 5.14% (3 Month USD LIBOR + 3.37%) due 05/01/27[6,8]	1,000,000	1,002,613
2013-1A, 6.23% (3 Month USD LIBOR + 4.50%) due 04/18/24[6,8]	1,000,000	1,000,217
Galaxy XVI CLO Ltd.
2013-16A, 5.20% (3 Month USD LIBOR + 3.35%) due 11/16/25[6,8]	2,000,000	2,002,278
Cerberus Loan Funding XVI, LP
2016-2A, 5.52% (3 Month USD LIBOR + 3.80%) due 11/15/27[6,8]	1,000,000	1,015,131
Newstar Commercial Loan Funding LLC
2017-1A, 5.13% (3 Month USD LIBOR + 3.50%) due 03/20/27[6,8]	1,000,000	1,010,320
Shackleton VII CLO Ltd.
2015-7A, 4.57% (3 Month USD LIBOR + 2.85%) due 04/15/27[6,8]	1,000,000	1,000,930
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[6,8]	600,000	600,795
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,9]	1,250,000	29,574
Total Collateralized Loan Obligations		85,195,572

Collateralized Debt Obligations - 0.1%
N-Star REL CDO VIII Ltd.
2006-8A, 2.02% (1 Month USD LIBOR + 0.36%) due 02/01/41[6,8]	1,730,490	1,720,868

Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, 2.33% (1 Month USD LIBOR + 0.55%) due 03/15/19[8,10]	896,492	40,342
Total Asset-Backed Securities
(Cost $85,641,089)		86,956,782

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.6%
Residential Mortgage Backed Securities - 1.6%
RALI Series Trust
2006-QO2, 2.06% (1 Month USD LIBOR + 0.22%) due 02/25/46[8]	8,155,002	$3,554,310
2007-QO4, 2.06% (1 Month USD LIBOR + 0.19%) due 05/25/47[8]	2,951,043	2,846,810
2006-QO10, 2.03% (1 Month USD LIBOR + 0.16%) due 01/25/37[8]	2,892,873	2,721,518
Soundview Home Loan Trust
2005-OPT3, 2.34% (1 Month USD LIBOR + 0.47%) due 11/25/35[8]	6,000,000	5,934,837
GSAA Home Equity Trust
2006-14, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[8]	10,230,822	5,034,940
2007-7, 2.14% (1 Month USD LIBOR + 0.27%) due 07/25/37[8]	679,004	645,800
American Home Mortgage Investment Trust
2006-1, 2.27% (1 Month USD LIBOR + 0.40%) due 03/25/46[8]	5,497,839	5,318,306
IndyMac INDX Mortgage Loan Trust
2006-AR4, 2.08% (1 Month USD LIBOR + 0.21%) due 05/25/46[8]	4,902,550	4,676,462
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 2.01% (1 Year CMT Rate + 0.81%) due 07/25/47[8]	4,681,945	4,277,201
CIM Trust
2017-2, 3.66% (1 Month USD LIBOR + 2.00%) due 12/25/57[6,8]	4,170,087	4,215,434
American Home Mortgage Assets Trust
2006-4, 2.08% (1 Month USD LIBOR + 0.21%) due 10/25/46[8]	4,224,630	3,064,223
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.12% (1 Year CMT Rate + 0.84%) due 11/25/46[8]	3,483,864	2,931,228
Lehman XS Trust Series
2006-16N, 2.06% (1 Month USD LIBOR + 0.19%) due 11/25/46[8]	2,554,023	2,491,383
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/37[6,8]	2,486,885	2,395,816
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 1.81% (1 Month USD LIBOR + 0.19%) due 07/25/37[8]	2,321,199	2,105,619
Nomura Resecuritization Trust
2015-4R, 0.73% (1 Month USD LIBOR + 0.43%) due 03/26/36[6,8]	2,016,802	1,940,579
Morgan Stanley Re-REMIC Trust
2010-R5, 3.51% due 06/26/36[6]	822,368	694,545
Alliance Bancorp Trust
2007-OA1, 2.11% (1 Month USD LIBOR + 0.24%) due 07/25/37[8]	686,829	589,113

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value

New Century Home Equity Loan Trust
2004-4, 2.67% (1 Month USD LIBOR + 0.80%) due 02/25/35[8]	302,363	$291,904
Total Residential Mortgage Backed Securities		55,730,028
Total Collateralized Mortgage Obligations
(Cost $52,168,574)		55,730,028

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Cyclical - 0.1%
Men’s Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,696,099
Total Senior Fixed Rate Interests
(Cost $4,700,000)		4,696,099

COMMERCIAL PAPER†† - 3.2%
AutoZone, Inc.
2.20% due 04/12/18[7]	25,000,000	24,983,194
2.30% due 04/13/18[7]	10,000,000	9,992,333
Total AutoZone, Inc.		34,975,527
FedEx Corp.
1.87% due 04/06/18[7]	30,500,000	30,492,079
Molex Electronics Technologies, LLC.
2.25% due 04/10/18[7]	20,000,000	19,988,750
Waste Management, Inc.
2.20% due 04/11/18[7]	13,000,000	12,992,056
Hewlett-Packard Co.
2.39% due 04/06/18[7]	12,500,000	12,495,851
Total Commercial Paper
(Cost $110,944,263)		110,944,263

Total Investments - 102.5%
(Cost $3,598,517,188)		$3,592,436,732
Other Assets & Liabilities, net - (2.5)%		(89,035,610)
Total Net Assets - 100.0%		$3,503,401,122

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	145,225,000	EUR	04/10/18	$179,252,306	$178,794,605	$457,701
Goldman Sachs	1,306,000	EUR	04/10/18	1,628,604	1,607,889	20,715
Deutsche Bank	15,075,000	EUR	04/10/18	18,561,289	18,559,674	1,615
Citigroup	15,425,000	GBP	04/10/18	21,342,030	21,649,674	(307,644)
						$172,387

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
Barclays	19,800,000	EUR	04/10/18	$24,301,403	$24,376,885	$75,482
Morgan Stanley	601,000	EUR	04/10/18	746,059	739,925	(6,134)
						$69,348

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $34,693,906, (cost $34,596,554) or 1.0% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7 day yield as of March 29, 2018.
[4]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $162,131,313 (cost $159,632,169), or 4.6% of total net assets.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $40,342 (cost $723,184), or less than 0.1% of total net assets — See Note 9.
[11]	The underlying reference rate was negative at period end causing the effective rate to be equal to the spread amount listed.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$86,956,782	$—	$—	$86,956,782
Collateralized Mortgage Obligations	—	55,730,028	—	—	55,730,028
Commercial Paper	—	110,944,263	—	—	110,944,263
Common Stocks	11,121	—	—	30,701	41,822
Corporate Bonds	—	162,424,366	—	—	162,424,366
Forward Foreign Currency Exchange Contracts	—	—	555,513	—	555,513
Money Market Fund	80,322,683	—	—	—	80,322,683
Mutual Funds	26,457,833	—	—	—	26,457,833
Senior Fixed Rate Interests	—	4,696,099	—	—	4,696,099
Senior Floating Rate Interests	—	3,030,199,651	—	34,663,205	3,064,862,856
Total Assets	$106,791,637	$3,450,951,189	$555,513	$34,693,906	$3,592,992,245

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$313,778	$—	$313,778
Unfunded Loan Commitments (Note 8)	—	—	—	489,226	489,226
Total Liabilities	$—	$—	$313,778	$489,226	$803,004

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
FLOATING RATE STRATEGIES FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 29, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Common Stocks	$30,701	Enterprise Value	Valuation Multiple	6.9x	—
Senior Floating Rate Interests	32,749,189	Yield Analysis	Yield	5.7%-8.5%	7.0%
Senior Floating Rate Interests	1,914,016	Model Price	Purchase Price	—	—
Total Assets	$34,693,906

Liabilities:
Unfunded Loan Commitments	$(489,226)	Model Price	Purchase Price	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, the Fund had a total value of $806,700 transfer into Level 3 from Level 2 due to the lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$45,746,703	$19,586	$45,766,289	$(1,036,307)
Purchases/Funding	12,030,334	—	12,030,334	1,638,565
Sales, maturities and paydowns/Receipts	(24,180,023)	(1,000)	(24,181,023)	(1,663,322)
Total realized gains or losses included in earnings	(1,145,483)	442	(1,145,041)	68,361
Total change in unrealized gains or losses included in earnings	1,404,974	11,673	1,416,647	503,477
Transfers into Level 3	806,700	—	806,700	—
Transfers out of Level 3	—	—	—	—
Ending Balance	$34,663,205	$30,701	$34,693,906	$(489,226)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 29, 2018	$149,831	$11,673	$161,504	$503,509

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
FLOATING RATE STRATEGIES FUND

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17		Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18
Mutual Funds
Guggenheim Strategy Fund I	$18,806,574		$246,912	$—	$—	$(45,192)	$19,008,294
Guggenheim Strategy Fund II	7,362,879		101,422	—	—	(14,762)	7,449,539
Common Stocks
Targus Group International, Inc .*,1	19,586		—	(1,000)	442	11,673	30,701
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	6,650,071		—	(87,224)	—	80,688	6,643,535
Targus Group International, Inc. due 05/24/16[1,3]	—	**	—	—	—	—	—	**
	$32,839,110		$348,334	$(88,224)	$442	$32,407	$33,132,069

Security Name	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund I	758,814	$239,614	$7,149
Guggenheim Strategy Fund II	297,862	97,432	3,940
Common Stocks
Targus Group International, Inc.*,1	12,773	—	—
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	6,672,695	401,411	—
Targus Group International, Inc. due 05/24/16[1,3]	152,876	—	—
		$738,457	$11,089

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $30,701, (cost $161,565) or 0.0% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FLOATING RATE STRATEGIES FUND

March 29, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $3,565,387,225)	$3,559,304,663
Investments in affiliated issuers, at value (cost $33,129,963)	33,132,069
Foreign currency, at value (cost $727,308)	727,308
Cash	40,396,366
Segregated cash with broker	822,053
Unrealized appreciation on forward foreign currency exchange contracts	555,513
Prepaid expenses	401,619
Receivables:
Securities sold	28,087,423
Interest	11,435,009
Fund shares sold	6,863,969
Foreign taxes reclaim	61,408
Dividends	57,887
Total assets	3,681,845,287

Liabilities:
Unfunded loan commitments, at value (Note 8) (proceeds $3,073,092)	489,226
Segregated cash due to broker	370,000
Unrealized depreciation on forward foreign currency exchange contracts	313,778
Payable for:
Securities purchased	160,320,728
Fund shares redeemed	12,970,124
Distributions to shareholders	1,721,706
Management fees	1,494,584
Distribution and service fees	332,655
Fund accounting/administration fees	237,110
Transfer agent/maintenance fees	63,685
Trustees’ fees*	41,982
Miscellaneous	88,587
Total liabilities	178,444,165
Net assets	$3,503,401,122

Net assets consist of:
Paid in capital	$3,535,895,034
Accumulated net investment loss	(16,262,674)
Accumulated net realized loss on investments	(12,754,637)
Net unrealized depreciation on investments	(3,476,601)
Net assets	$3,503,401,122

A-Class:
Net assets	$475,818,324
Capital shares outstanding	18,312,926
Net asset value per share	$25.98
Maximum offering price per share (Net asset value divided by 97.00%)	$26.78

C-Class:
Net assets	$185,947,473
Capital shares outstanding	7,159,262
Net asset value per share	$25.97

P-Class:
Net assets	$343,347,953
Capital shares outstanding	13,208,510
Net asset value per share	$25.99

Institutional Class:
Net assets	$2,498,287,372
Capital shares outstanding	96,067,575
Net asset value per share	$26.01

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
FLOATING RATE STRATEGIES FUND

Period Ended March 29, 2018

Investment Income:
Interest from securities of affiliated issuers	$401,411
Dividends from securities of affiliated issuers	337,046
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $1,590)	84,970,187
Total investment income	85,708,644

Expenses:
Management fees	11,568,729
Distribution and service fees:
A-Class	634,796
C-Class	963,399
P-Class	429,531
Recoupment of previously waived fees:
Institutional Class	11
Transfer agent/maintenance fees:
A-Class	343,032
C-Class	82,438
P-Class	216,901
Institutional Class	920,941
Fund accounting/administration fees	1,423,858
Line of credit fees	89,617
Custodian fees	32,671
Trustees’ fees*	26,183
Miscellaneous	438,967
Total expenses	17,171,074
Less:
Expenses reimbursed by Adviser:
A-Class	(313,019)
C-Class	(81,516)
P-Class	(197,548)
Institutional Class	(640,306)
Total reimbursed expenses	(1,232,389)
Net expenses	15,938,685
Net investment income	69,769,959

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$6,361,939
Investments in affiliated issuers	442
Distributions received from affiliated investment company shares	11,089
Foreign currency transactions	(62,163)
Forward foreign currency exchange contracts	(4,605,920)
Net realized gain	1,705,387
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,679,368)
Investments in affiliated issuers	32,407
Foreign currency translations	(156,974)
Forward foreign currency exchange contracts	(1,223,615)
Net change in unrealized appreciation (depreciation)	(5,027,550)
Net realized and unrealized loss	(3,322,163)
Net increase in net assets resulting from operations	$66,447,796

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

STATEMENTS OF CHANGES IN NET ASSETS
FLOATING RATE STRATEGIES FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$69,769,959	$122,442,633
Net realized gain (loss) on investments	1,705,387	(12,762,679)
Net change in unrealized appreciation (depreciation) on investments	(5,027,550)	20,372,275
Net increase in net assets resulting from operations	66,447,796	130,052,229

Distributions to shareholders from:
Net investment income
A-Class	(9,704,416)	(18,831,467)
C-Class	(2,972,912)	(6,084,905)
P-Class	(6,573,170)	(9,380,954)
Institutional Class	(51,072,826)	(89,039,000)
Total distributions to shareholders	(70,323,324)	(123,336,326)

Capital share transactions:
Proceeds from sale of shares
A-Class	88,173,996	298,670,600
C-Class	14,014,738	66,783,552
P-Class	76,685,967	320,175,325
Institutional Class	514,474,162	1,832,796,630
Distributions reinvested
A-Class	7,906,258	15,548,327
C-Class	2,336,638	4,746,759
P-Class	6,560,649	9,376,862
Institutional Class	41,617,266	70,629,896
Cost of shares redeemed
A-Class	(154,680,319)	(233,410,919)
C-Class	(34,218,104)	(65,504,737)
P-Class	(100,360,234)	(93,746,737)
Institutional Class	(645,374,981)	(961,454,365)
Net increase (decrease) from capital share transactions	(182,863,964)	1,264,611,193
Net increase (decrease) in net assets	(186,739,492)	1,271,327,096

Net assets:
Beginning of period	3,690,140,614	2,418,813,518
End of period	$3,503,401,122	$3,690,140,614
Accumulated net investment loss at end of period	$(16,262,674)	$(15,709,309)

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FLOATING RATE STRATEGIES FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	3,388,854	11,471,959
C-Class	538,727	2,566,645
P-Class	2,944,982	12,285,213
Institutional Class	19,748,845	70,326,314
Shares issued from reinvestment of distributions
A-Class	303,828	597,271
C-Class	89,828	182,421
P-Class	252,357	359,999
Institutional Class	1,597,577	2,710,743
Shares redeemed
A-Class	(5,944,460)	(8,965,201)
C-Class	(1,315,393)	(2,517,107)
P-Class	(3,854,246)	(3,598,615)
Institutional Class	(24,779,830)	(36,900,597)
Net increase (decrease) in shares	(7,028,931)	48,519,045

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

FINANCIAL HIGHLIGHTS
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.01	$25.92	$25.88	$26.52	$26.62	$26.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.93	.99	1.04	1.10	1.30
Net gain (loss) on investments (realized and unrealized)	(.02)	.10	.12	(.42)	.05	.65
Total from investment operations	.47	1.03	1.11	.62	1.15	1.95
Less distributions from:
Net investment income	(.50)	(.94)	(1.07)	(1.18)	(1.20)	(1.37)
Net realized gains	—	—	—	(.08)	(.05)	(.06)
Total distributions	(.50)	(.94)	(1.07)	(1.26)	(1.25)	(1.43)
Net asset value, end of period	$25.98	$26.01	$25.92	$25.88	$26.52	$26.62

Total Return[f]	1.81%	4.03%	4.47%	2.36%	4.42%	7.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$475,818	$534,911	$452,611	$400,270	$365,207	$378,324
Ratios to average net assets:
Net investment income (loss)	3.79%	3.58%	3.88%	3.97%	4.10%	4.90%
Total expenses[c]	1.15%	1.13%	1.20%	1.19%	1.18%	1.19%
Net expenses[d,g,h]	1.03%	1.04%	1.03%	1.03%	1.04%	1.05%
Portfolio turnover rate	16%	44%	35%	44%	58%	50%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.00	$25.91	$25.87	$26.51	$26.60	$26.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	.74	.80	.85	.90	1.11
Net gain (loss) on investments (realized and unrealized)	(.03)	.10	.12	(.43)	.06	.63
Total from investment operations	.37	.84	.92	.42	.96	1.74
Less distributions from:
Net investment income	(.40)	(.75)	(.88)	(.98)	(1.00)	(1.17)
Net realized gains	—	—	—	(.08)	(.05)	(.06)
Total distributions	(.40)	(.75)	(.88)	(1.06)	(1.05)	(1.23)
Net asset value, end of period	$25.97	$26.00	$25.91	$25.87	$26.51	$26.60

Total Return[f]	1.43%	3.26%	3.68%	1.63%	3.64%	6.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185,947	$204,008	$197,296	$145,808	$132,370	$120,606
Ratios to average net assets:
Net investment income (loss)	3.05%	2.83%	3.13%	3.23%	3.35%	4.19%
Total expenses[c]	1.85%	1.83%	1.93%	1.91%	1.89%	1.93%
Net expenses[d,g,h]	1.77%	1.79%	1.78%	1.78%	1.79%	1.81%
Portfolio turnover rate	16%	44%	35%	44%	58%	50%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015[e]
Per Share Data
Net asset value, beginning of period	$26.02	$25.93	$25.89	$26.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.94	.99	.40
Net gain (loss) on investments (realized and unrealized)	(.02)	.09	.12	(.46)
Total from investment operations	.47	1.03	1.11	(.06)
Less distributions from:
Net investment income	(.50)	(.94)	(1.07)	(.42)
Total distributions	(.50)	(.94)	(1.07)	(.42)
Net asset value, end of period	$25.99	$26.02	$25.93	$25.89

Total Return[f]	1.81%	4.03%	4.46%	(0.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343,348	$360,829	$124,974	$20,536
Ratios to average net assets:
Net investment income (loss)	3.79%	3.59%	3.86%	3.68%
Total expenses[c]	1.14%	1.16%	1.06%	1.04%
Net expenses[d,g,h]	1.03%	1.03%	1.03%	1.02%
Portfolio turnover rate	16%	44%	35%	44%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$26.03	$25.94	$25.90	$26.54	$26.64	$26.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.52	1.00	1.05	1.10	1.16	1.36
Net gain (loss) on investments (realized and unrealized)	(.01)	.10	.12	(.42)	.06	.65
Total from investment operations	.51	1.10	1.17	.68	1.22	2.01
Less distributions from:
Net investment income	(.53)	(1.01)	(1.13)	(1.24)	(1.27)	(1.43)
Net realized gains	—	—	—	(.08)	(.05)	(.06)
Total distributions	(.53)	(1.01)	(1.13)	(1.32)	(1.32)	(1.49)
Net asset value, end of period	$26.01	$26.03	$25.94	$25.90	$26.54	$26.64

Total Return[f]	1.93%	4.28%	4.71%	2.59%	4.67%	7.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,498,287	$2,590,393	$1,643,932	$1,231,352	$753,476	$457,813
Ratios to average net assets:
Net investment income (loss)	4.03%	3.83%	4.11%	4.18%	4.32%	5.12%
Total expenses[c]	0.84%	0.82%	0.87%	0.85%	0.87%	0.86%
Net expenses[d,g,h]	0.79%	0.79%	0.79%	0.79%	0.80%	0.81%
Portfolio turnover rate	16%	44%	35%	44%	58%	50%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

FINANCIAL HIGHLIGHTS (concluded)
FLOATING RATE STRATEGIES FUND

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses the operating expense ratios for the periods presented would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14	09/30/13
A-Class	1.02%	1.02%	1.02%	1.02%	1.02%	1.03%
C-Class	1.77%	1.77%	1.77%	1.77%	1.77%	1.78%
P-Class	1.02%	1.02%	1.02%	1.01%	N/A	N/A
Institutional Class	0.78%	0.78%	0.78%	0.78%	0.78%	0.79%

[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.00%	0.00%
C-Class	0.00%	0.00%
P-Class	0.00%	0.00%
Institutional Class	0.00%	0.01%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 29, 2018, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Floating Rate Strategies Fund (the “Fund”), a diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Fund.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD or the Distributor”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Fund’s semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board, using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b)Senior Loans

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 29, 2018.

(c) Interests in Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(d) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in the Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 29, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(e) Security Transactions with paydowns

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans.

Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively. Cash flows received in excess of the effective yield are reflected as a return of capital.

(f) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

(g) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(h) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(i) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(j) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(k) Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(l) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates.

Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a quarterly basis as of March 29, 2018 :

	Average Value
Use	Purchased	Sold
Hedge	$111,146,178	$93,335,004

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 29, 2018:

Asset Derivative Investments Value
Primary Risk Exposure	Forward Foreign Currency Exchange Risk
Foreign forward risk	$555,513

Liability Derivative Investments Value
Primary Risk Exposure	Forward Foreign Currency Exchange Risk
Foreign forward risk	$313,778

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 29, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Primary Risk Exposure	Forward Foreign Currency Exchange Risk
Foreign exchange risk	$(4,605,920)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Primary Risk Exposure	Forward Foreign Currency Exchange Risk
Foreign exchange risk	$(1,223,615)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash with broker/receivable for variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypotheticated by the counterparty or the Fund, as applicable, absent an event of default under

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$555,513	$—	$555,513	$—	$(75,482)	$480,031

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$313,778	$—	$313,778	$—	$(307,644)	$6,134

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Fund has the right to offset these deposits against any related liabilities outstanding with each counterparty.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Forward Foreign Currency Exchange Contracts	$—	$370,000
Citigroup	Forward Foreign Currency Exchange Contracts	612,053	—
JP Morgan Chase and Co.	Forward Foreign Currency Exchange Contracts	210,000	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund’s fair valuation guidelines categorize these securities as level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion of the Fund’s advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

Contractual expense limitation agreements for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.02%	11/30/12	02/01/19
C-Class	1.77%	11/30/12	02/01/19
P-Class	1.02%	05/01/15	02/01/19
Institutional Class	0.78%	11/30/12	02/01/19

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Fund Total
A-Class	$521,200	$715,008	$506,871	$313,019	$2,056,098
C-Class	164,290	254,684	104,116	81,516	604,606
P-Class	—	16,627	320,727	197,548	534,902
Institutional Class	538,037	1,021,450	819,172	640,306	3,018,965

For the period ended March 29, 2018, $11 were recouped by GI.

If the Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 29, 2018, the Fund did not waive any fees related to investments in affiliated funds.

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors, and/or employees of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$3,598,601,611	$32,778,530	$(38,701,674)	$(5,923,144)

Note 7 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$531,780,966	$665,426,988

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 29, 2018, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$—	$5,521,856	$566,542

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 29, 2018. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 29, 2018, were as follows:

Borrower	Maturity Date	Face Amount*	Value
Advantage Sales & Marketing LLC	07/25/19	8,000,000	$271,329
American Stock Transfer & Trust	06/26/18	800,000	4,398
Boyne USA, Inc.	03/13/19	7,500,000	—	**
Ceva Group plc (United Kingdom)	03/19/19	2,155,383	85,263
Ceva Logistics Holdings BV (Dutch)	03/19/19	4,614	182
EG Finco Ltd.	02/07/25	EUR 941,896	—	**
Mavis Tire Express Services Corp.	02/28/25	3,608,639	—	**
Recess Holdings, Inc.	09/30/24	690,476	1,603
Signode Industrial Group US, Inc.	05/01/19	11,400,000	77,426
Wencor Group	06/19/19	1,710,000	49,025
			$489,226

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Security has a market value of $0.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Amortized Cost	Value
Airplanes Pass Through Trust 2001-1A, 2.33% (1 Month USD LIBOR + 0.55%) due 3/15/19[1]	12/27/11	$723,184	$40,342

[1]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 10 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.68% at March 29, 2018 plus 1/2 of 1%.The Funds paid upfront costs of $982,952 to renew the line of credit.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Fund did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

The allocated commitment fee amount for the Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Funds (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003–present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present). Former: Bennett Group of Funds (2011-2013).

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.29.2018

Guggenheim Funds Semi-Annual Report

Guggenheim Total Return Bond Fund

GuggenheimInvestments.com	TRB-SEMI-0318x0918

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
TOTAL RETURN BOND FUND	9
NOTES TO FINANCIAL STATEMENTS	66
OTHER INFORMATION	87
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	88
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	95

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 29, 2018

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Total Return Bond Fund (the “Fund”) for the semiannual fiscal period ended March 29, 2018.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
April 30, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 29, 2018

Total Return Bond Fund may not be suitable for all investors. ● Investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the Fund’s holdings and share price to decline. ● Investors in asset-backed securities, including collateralized loan obligations (“CLOs”), generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. ● Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. ● High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to many of the same risks as leveraged instruments, such as derivatives. ● You may have a gain or loss when you sell your shares. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 29, 2018

As we enter the ninth year of the current expansion, one of the most important new developments to evaluate is the impact of the corporate tax cuts passed into law at the end of 2017. Guggenheim’s concern is that the substantial late-cycle fiscal easing in the pipeline will prompt more restrictive monetary policy, which increases the risk that the economy will experience a boom-bust cycle that ends in a recession.

With the unemployment rate at 4.1% and core inflation rising, fiscal policy should be leaning against the economy to prevent overheating, not providing further stimulus. Faster wage growth, rising core inflation, and an unsustainably low unemployment rate underpin our longstanding view that the U.S. Federal Reserve (the “Fed”) will raise interest rates four times in 2018. Fed funds futures show the market is now pricing in nearly three rate hikes for 2018, up from two at the beginning of the year, which contributed to a pickup in first-quarter market volatility. Tighter fiscal and monetary policy, along with rising policy uncertainty ahead of the 2018 mid-terms and 2020 presidential election, could prove to be too much for an overextended economy to bear.

Further complicating the story is the risk of a global trade war sparked by protectionist actions taken by the Trump administration. We now have new steel and aluminum tariffs in place that are likely to have some modest inflationary impact while hurting almost 20% of U.S. corporates, according to our estimates. We expect more protectionist trade and investment policies in place by year end.

Over the six months ended March 29, 2018, the bear flattening (the condition in which short-term rates rise faster than long-term rates) of the U.S. Treasury curve continued with Treasury yields higher across the curve. Yields increased the most in the belly and front end of the curve. The 2-year Treasury ended the period at 2.27%, while the 10-year finished the period at 2.74%.

For the six months ended March 29, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.80%. The return of the MSCI Emerging Markets Index* was 9.08%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.08% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -0.39%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.64% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 29, 2018

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2017 and ending March 29, 2018 for actual fund returns. Hypothetical fund returns are for the period beginning September 30, 2017 and ending March 31, 2018.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 29, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Total Return Bond Fund
A-Class	0.81%	0.86%	$ 1,000.00	$ 1,008.60	$ 4.01
C-Class	1.57%	0.48%	1,000.00	1,004.80	7.76
P-Class	0.81%	0.86%	1,000.00	1,008.60	4.01
R6-Class	0.49%	1.01%	1,000.00	1,010.10	2.43
Institutional Class	0.50%	1.02%	1,000.00	1,010.20	2.48

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]
Total Return Bond Fund
A-Class	0.81%	5.00%	$ 1,000.00	$ 1,020.89	$ 4.08
C-Class	1.57%	5.00%	1,000.00	1,017.10	7.90
P-Class	0.81%	5.00%	1,000.00	1,020.89	4.08
R6-Class	0.49%	5.00%	1,000.00	1,022.49	2.47
Institutional Class	0.50%	5.00%	1,000.00	1,022.44	2.52

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]	Expenses in table 1 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2017 to March 29, 2018.
[4]	Expenses in table 2 are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2017 to March 31, 2018.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 29, 2018

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 29, 2018

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
R6-Class	October 19, 2016
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	47.4%
AA	12.7%
A	9.9%
BBB	10.3%
BB	1.0%
B	4.0%
CCC	4.8%
CC	0.5%
C	0.3%
NR2	4.0%
Other Instruments	5.1%
Total Investments	100.0%

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond, 11/15/46	4.1%
U.S. Treasury Bond, 11/15/44	3.0%
U.S. Treasury Bond, 02/15/47	2.8%
Home Equity Loan Trust, 2.06%	1.3%
Guggenheim Floating Rate Strategies Fund - Institutional Class	1.1%
Fortress Credit Opportunities IX CLO Ltd., 2.97%	1.0%
Golub Capital Partners CLO 36m Ltd., 3.39%	1.0%
Freddie Mac Multifamily Structured Pass Through Certificates, 3.28%	1.0%
Soundview Home Loan Trust, 2.01%	1.0%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust, 2.67%	0.9%
Top Ten Total	17.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 29, 2018

Average Annual Returns*

Periods Ended March 29, 2018

	6 month†	1 Year	5 Year	Since Inception (11/30/11)
A-Class Shares	0.86%	3.99%	3.95%	5.53%
A-Class Shares with sales charge ‡	(3.19%)	(0.17%)	2.94%	4.72%
C-Class Shares	0.48%	3.22%	3.19%	4.76%
C-Class Shares with CDSC§	(0.51%)	2.22%	3.19%	4.76%
Institutional Class Shares	1.02%	4.33%	4.31%	5.90%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.08%)	1.20%	1.82%	2.26%

		6 month†	1 Year	Since Inception (05/01/15)
P-Class Shares		0.86%	3.99%	3.72%
Bloomberg Barclays U.S. Aggregate Bond Index		(1.08%)	1.20%	1.47%

		6 month†	1 Year	Since Inception (10/19/16)
R6-Class Shares		1.01%	4.36%	3.44%
Bloomberg Barclays U.S. Aggregate Bond Index		(1.08%)	1.20%	(0.43%)

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns (based on subscriptions made prior to October 1, 2015), and a 4.00% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after October 1, 2015.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018
TOTAL RETURN BOND FUND

	Shares	Value

COMMON STOCKS† - 0.0%

Energy - 0.0%
Titan Energy LLC*	6,740	$7,414

Total Common Stocks
(Cost $200,000)		7,414

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19	40,800	1,037,952
Total Preferred Stocks
(Cost $1,020,000)		1,037,952

MUTUAL FUNDS† - 1.9%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	4,191,406	109,018,472
Guggenheim Strategy Fund I1	1,002,362	25,109,156
Guggenheim Strategy Fund III[1]	1,002,458	25,091,523
Guggenheim Strategy Fund II1	1,002,901	25,082,564
Total Mutual Funds
(Cost $184,201,667)		184,301,715

MONEY MARKET FUND† - 2.9%
Federated U.S. Treasury Cash Reserve Fund Instituional Shares 1.45%[2]	279,006,141	279,006,141
Total Money Market Fund
(Cost $279,006,141)		279,006,141

	Face Amount~

ASSET-BACKED SECURITIES†† - 35.1%
Collateralized Loan Obligations - 26.2%
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 2.67% (1 Month USD LIBOR + 0.88%) due 09/15/34[3,4]	82,815,000	82,744,996
2017-FL1, 3.04% (1 Month USD LIBOR + 1.25%) due 09/15/34[3,4]	22,477,000	22,458,638
2017-FL1, 3.29% (1 Month USD LIBOR + 1.50%) due 09/15/34[3,4]	14,269,000	14,208,334
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[3,4]	95,150,000	95,362,508
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[3,4]	94,400,000	94,367,536
Venture XII CLO Ltd.
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[3,4]	48,000,000	48,021,648
2018-12A, 3.18% (3 Month USD LIBOR + 1.20%) due 02/28/26[3,4]	29,250,000	29,265,450

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[3,4]	48,750,000	$48,938,833
2015-25A, 3.59% (3 Month USD LIBOR + 1.80%) due 08/05/27[3,4]	16,500,000	16,524,308
BSPRT Issuer Ltd.
2017-FL2, 2.60% (1 Month USD LIBOR + 0.82%) due 10/15/34[3,4]	46,000,000	45,978,923
2017-FL2, 2.88% (1 Month USD LIBOR + 1.10%) due 10/15/34[3,4]	11,000,000	10,993,211
2017-FL2, 3.18% (1 Month USD LIBOR + 1.40%) due 10/15/34[3,4]	6,200,000	6,195,992
KVK CLO Ltd.
2017-1A, 3.64% (3 Month USD LIBOR + 1.80%) due 05/15/26[3,4]	24,865,000	24,916,781
2017-2A, 3.47% (3 Month USD LIBOR + 1.75%) due 01/15/26[3,4]	19,200,000	19,217,432
2017-2A, 3.37% (3 Month USD LIBOR + 1.65%) due 07/15/26[3,4]	14,800,000	14,810,945
2013-1A, due 01/15/28[4,5]	3,800,000	1,831,095
Shackleton CLO Ltd.
2016-7A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	20,250,000	20,264,661
2017-5A, 3.44% (3 Month USD LIBOR + 1.65%) due 05/07/26[3,4]	19,900,000	19,935,914
2017-4A, 3.22% (3 Month USD LIBOR + 1.50%) due 01/13/25[3,4]	14,950,000	14,959,948
Hunt CRE Ltd.
2017-FL1, 2.78% (1 Month USD LIBOR + 1.00%) due 08/15/34[3,4]	40,700,000	40,667,017
2017-FL1, 3.08% (1 Month USD LIBOR + 1.30%) due 08/15/34[3,4]	8,730,500	8,718,774
2017-FL1, 3.43% (1 Month USD LIBOR + 1.65%) due 08/15/34[3,4]	3,000,000	2,997,828
CIFC Funding Ltd.
2017-3A, 2.76% (3 Month USD LIBOR + 1.02%) due 10/24/25[3,4]	22,638,632	22,638,657
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[3,4]	12,100,000	12,128,135
2017-3A, 3.24% (3 Month USD LIBOR + 1.50%) due 10/24/25[3,4]	11,500,000	11,499,990
2016-5A, 4.43% (3 Month USD LIBOR + 2.70%) due 01/17/27[3,4]	3,750,000	3,753,223
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	42,200,000	42,453,057

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

2016-7A, 5.07% (3 Month USD LIBOR + 2.95%) due 12/15/28[3,4]	5,000,000	$5,034,251
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.41% (3 Month USD LIBOR + 1.70%) due 10/15/26[3,4]	26,200,000	26,225,461
2017-5A, 3.40% due 10/15/26[4]	16,000,000	16,061,549
2017-5A, 4.86% (3 Month USD LIBOR + 3.15%) due 10/15/26[3,4]	1,750,000	1,752,719
2017-5A, 4.06% (3 Month USD LIBOR + 2.35%) due 10/15/26[3,4]	1,500,000	1,503,255
2017-5A, 3.75% due 10/15/26[4]	1,000,000	1,005,332
PFP Ltd.
2017-3, 2.83% (1 Month USD LIBOR + 1.05%) due 01/14/35[3,4]	26,288,677	26,315,755
2015-2, 3.79% (1 Month USD LIBOR + 2.00%) due 07/14/34[3,4]	16,500,000	16,496,839
2017-3, 3.53% (1 Month USD LIBOR + 1.75%) due 01/14/35[3,4]	2,000,000	2,006,045
Vibrant CLO II Ltd.
2017-2A, 2.64% (3 Month USD LIBOR + 0.90%) due 07/24/24[3,4]	26,672,449	26,682,558
2017-2A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/24/24[3,4]	17,750,000	17,770,957
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.61% (3 Month USD LIBOR + 1.30%) due 04/15/31[3,4]	44,300,000	44,300,000
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.18% (3 Month USD LIBOR + 1.30%) due 11/17/27[3,4]	25,100,000	25,096,473
2017-1A, 2.71% (3 Month USD LIBOR + 0.83%) due 11/17/27[3,4]	15,400,000	15,390,651
Figueroa CLO Ltd.
2017-2A, 3.45% (3 Month USD LIBOR + 1.25%) due 06/20/27[3,4]	40,000,000	40,080,096
VMC Finance LLC
2018-FL1, 2.60% (1 Month USD LIBOR + 0.82%) due 04/15/35[3,4]	28,400,000	28,375,366
2018-FL1, 3.38% (1 Month USD LIBOR + 1.60%) due 04/15/35[3,4]	8,300,000	8,355,233
2018-FL1, 2.98% (1 Month USD LIBOR + 1.20%) due 04/15/35[3,4]	2,500,000	2,496,819
AIMCO CLO Series
2018-AA, 2.57% (3 Month USD LIBOR + 0.85%) due 01/15/28[3,4]	28,400,000	28,371,330
2017-AA, 2.84% (3 Month USD LIBOR + 1.10%) due 07/20/26[3,4]	8,700,000	8,703,135

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Marathon CLO V Ltd.
2017-5A, 2.76% (3 Month USD LIBOR + 0.87%) due 11/21/27[3,4]	22,200,000	$22,151,411
2017-5A, 3.34% (3 Month USD LIBOR + 1.45%) due 11/21/27[3,4]	14,375,000	14,377,378
Woodmont Trust
2017-3A, 3.46% (3 Month USD LIBOR + 1.73%) due 10/18/29[3,4]	16,000,000	16,053,368
2017-2A, 3.53% (3 Month USD LIBOR + 1.80%) due 07/18/28[3,4]	10,100,000	10,140,045
2017-3A, 3.68% (3 Month USD LIBOR + 1.95%) due 10/18/29[3,4]	9,800,000	9,876,950
Steele Creek CLO
2018-1RA, 3.41% (3 Month USD LIBOR + 1.07%) due 04/21/31[3,4]	34,550,000	34,550,000
Resource Capital Corporation Ltd.
2017-CRE5, 2.59% (1 Month USD LIBOR + 0.80%) due 07/15/34[3,4]	33,333,379	33,343,476
NXT Capital CLO LLC
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 04/20/29[3,4]	33,000,000	33,070,514
Telos CLO Ltd.
2017-6A, 3.48% (3 Month USD LIBOR + 1.75%) due 01/17/27[3,4]	32,000,000	32,026,601
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.25% (3 Month USD LIBOR + 2.53%) due 01/15/28[3,4]	31,500,000	31,627,818
Flagship CLO VIII Ltd.
2017-8A, 3.42% (3 Month USD LIBOR + 1.70%) due 01/16/26[3,4]	30,900,000	30,922,294
WhiteHorse VI Ltd.
2016-1A, 3.68% (3 Month USD LIBOR + 1.90%) due 02/03/25[3,4]	22,100,000	22,145,431
2016-1A, 4.53% (3 Month USD LIBOR + 2.75%) due 02/03/25[3,4]	8,500,000	8,523,117
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[3,4]	29,700,000	29,808,340
Venture XIX CLO Ltd.
2016-19A, 3.72% (3 Month USD LIBOR + 2.00%) due 01/15/27[3,4]	29,450,000	29,488,641
Monroe Capital CLO Ltd.
2017-1A, 3.09% (3 Month USD LIBOR + 1.35%) due 10/22/26[3,4]	18,300,000	18,301,825
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 10/22/26[3,4]	10,100,000	10,107,319
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	20,500,000	20,486,460

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

2016-2A, 5.29% due 05/12/31[4]	5,000,000	$5,056,513
Cerberus Loan Funding XVI, LP
2016-2A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/15/27[3,4]	15,500,000	15,581,700
2016-2A, 4.07% (3 Month USD LIBOR + 2.35%) due 11/15/27[3,4]	9,350,000	9,439,060
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.45% (3 Month USD LIBOR + 1.70%) due 07/25/29[3,4]	17,500,000	17,543,414
2017-16A, 3.60% (3 Month USD LIBOR + 1.85%) due 07/25/29[3,4]	6,700,000	6,732,612
A Voce CLO Ltd.
2017-1A, 3.27% (3 Month USD LIBOR + 1.55%) due 07/15/26[3,4]	23,200,000	23,201,986
Shackleton CLO
2017-6A, 3.33% (3 Month USD LIBOR + 1.60%) due 07/17/26[3,4]	22,900,000	22,918,171
Avery Point V CLO Ltd.
2017-5A, 2.71% (3 Month USD LIBOR + 0.98%) due 07/17/26[3,4]	22,700,000	22,699,666
OZLM IX Ltd.
2017-9A, 3.39% (3 Month USD LIBOR + 1.65%) due 01/20/27[3,4]	22,550,000	22,569,964
Cent CLO 20 Ltd.
2017-20A, 3.38% (3 Month USD LIBOR + 1.63%) due 01/25/26[3,4]	22,500,000	22,527,981
Oaktree EIF II Series A2 Ltd.
2017-A2, 3.54% (3 Month USD LIBOR + 1.70%) due 11/15/25[3,4]	21,900,000	21,942,617
Symphony CLO XIV Ltd.
2017-14A, 3.57% (3 Month USD LIBOR + 1.85%) due 07/14/26[3,4]	21,275,000	21,283,933
Regatta V Funding Ltd.
2017-1A, 3.35% (3 Month USD LIBOR + 1.60%) due 10/25/26[3,4]	20,950,000	20,972,077
West CLO Ltd.
2017-1A, 2.65% (3 Month USD LIBOR + 0.92%) due 07/18/26[3,4]	20,000,000	19,995,830
Galaxy XVIII CLO Ltd.
2017-18A, 3.22% (3 Month USD LIBOR + 1.50%) due 10/15/26[3,4]	19,550,000	19,562,866
Flagship VII Ltd.
2017-7A, 3.29% (3 Month USD LIBOR + 1.55%) due 01/20/26[3,4]	19,125,000	19,127,546
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 2.54% (1 Month USD LIBOR + 0.75%) due 10/15/19[3,4]	19,000,000	18,993,496

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Newstar Commercial Loan Funding LLC
2017-1A, 4.13% (3 Month USD LIBOR + 2.50%) due 03/20/27[3,4]	12,750,000	$12,865,033
2016-1A, 5.69% (3 Month USD LIBOR + 3.75%) due 02/25/28[3,4]	5,750,000	5,773,504
Northwoods Capital XIV Ltd.
2017-14A, 3.51% (3 Month USD LIBOR + 1.70%) due 11/12/25[3,4]	18,450,000	18,483,418
Atlas Senior Loan Fund IV Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 1.45%) due 02/17/26[3,4]	18,450,000	18,481,431
KKR CLO 21 Ltd.
2018-21, 3.15% (3 Month USD LIBOR + 1.00%) due 04/15/31[3,4]	18,100,000	18,137,458
York CLO 1 Ltd.
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 01/22/27[3,4]	17,800,000	17,819,395
TICP CLO II-2 Ltd.
2018-IIA, 3.07% (3 Month USD LIBOR + 0.84%) due 04/20/28[3,4]	17,800,000	17,800,000
AMMC CLO 15 Ltd.
2016-15A, 3.41% (3 Month USD LIBOR + 1.35%) due 12/09/26[3,4]	17,450,000	17,516,125
TICP CLO I Ltd.
2017-1A, 3.35% (3 Month USD LIBOR + 1.60%) due 04/26/26[3,4]	17,250,000	17,272,291
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.44% (3 Month USD LIBOR + 2.70%) due 12/22/28[3,4]	17,000,000	17,062,356
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[3,4]	16,900,000	16,900,000
Northwoods Capital XI Ltd.
2017-11A, 3.32% (3 Month USD LIBOR + 1.60%) due 04/15/25[3,4]	16,750,000	16,749,978
MP CLO VI Ltd.
2017-2A, 3.32% (3 Month USD LIBOR + 1.60%) due 01/15/27[3,4]	14,500,000	14,509,557
Marathon CLO VI Ltd.
2017-6A, 3.42% (3 Month USD LIBOR + 1.60%) due 05/13/25[3,4]	14,050,000	14,075,827
TICP CLO II Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	14,000,000	14,001,618
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.74% (3 Month USD LIBOR + 1.65%) due 02/05/31[3,4]	13,250,000	13,247,337

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Seneca Park CLO Limited
2017-1A, 3.23% (3 Month USD LIBOR + 1.50%) due 07/17/26[3,4]	12,900,000	$12,910,000
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	13,000,000	12,848,914
Marathon CLO VII Ltd.
2017-7A, 3.41% (3 Month USD LIBOR + 1.65%) due 10/28/25[3,4]	12,600,000	12,618,197
OZLM VIII Ltd.
2017-8A, 2.86% (3 Month USD LIBOR + 1.13%) due 10/17/26[3,4]	12,000,000	12,021,146
Vibrant CLO III Ltd.
2016-3A, 3.79% (3 Month USD LIBOR + 2.05%) due 04/20/26[3,4]	12,000,000	12,012,062
Sudbury Mill CLO Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.65%) due 01/17/26[3,4]	11,850,000	11,860,328
AMMC CLO XV Ltd.
2016-15A, 3.96% (3 Month USD LIBOR + 1.90%) due 12/09/26[3,4]	11,600,000	11,643,343
Madison Park Funding XIV Ltd.
2017-14A, 3.29% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	6,400,000	6,405,929
2017-14A, 2.86% (3 Month USD LIBOR + 1.12%) due 07/20/26[3,4]	5,211,000	5,216,874
TCP Waterman CLO Ltd.
2016-1A, 4.17% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	7,150,000	7,195,362
2016-1A, 4.42% (3 Month USD LIBOR + 2.30%) due 12/15/28[3,4]	4,000,000	4,039,197
Recette Clo Ltd.
2017-1A, 3.04% (3 Month USD LIBOR + 1.30%) due 10/20/27[3,4]	11,000,000	11,003,781
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	13,600,000	10,760,565
Regatta IV Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.02%) due 07/25/26[3,4]	10,500,000	10,508,050
Venture XVII CLO Ltd.
2017-17A, 2.80% (3 Month USD LIBOR + 1.08%) due 07/15/26[3,4]	10,100,000	10,103,424
Nelder Grove CLO Ltd.
2017-1A, 3.78% (3 Month USD LIBOR + 1.80%) due 08/28/26[3,4]	10,050,000	10,076,387
Ares XXXIII CLO Ltd.
2016-1A, 3.97% (3 Month USD LIBOR + 1.95%) due 12/05/25[3,4]	9,800,000	9,870,736
Bsprt Issuer Ltd.
2017-FL1, 3.13% (1 Month USD LIBOR + 1.35%) due 06/15/27[3,4]	9,690,000	9,721,665

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.66% (3 Month USD LIBOR + 0.92%) due 10/20/27[3,4]	4,900,000	$4,901,391
2017-8A, 3.04% (3 Month USD LIBOR + 1.30%) due 10/20/27[3,4]	4,760,000	4,762,958
Garrison Funding Ltd.
2016-2A, 4.08% (3 Month USD LIBOR + 2.20%) due 09/29/27[3,4]	7,000,000	7,058,453
2016-2A, 5.03% (3 Month USD LIBOR + 3.15%) due 09/29/27[3,4]	2,250,000	2,279,636
ACIS CLO Ltd.
2015-6A, 4.25% (3 Month USD LIBOR + 2.48%) due 05/01/27[3,4]	7,500,000	7,514,089
2013-1A, 4.68% (3 Month USD LIBOR + 2.95%) due 04/18/24[3,4]	1,650,000	1,652,331
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,5]	10,000,000	9,111,092
Crown Point CLO III Ltd.
2017-3A, 3.17% (3 Month USD LIBOR + 1.45%) due 12/31/27[3,4]	8,280,000	8,284,777
Madison Park Funding XVI Ltd.
2016-16A, 3.64% (3 Month USD LIBOR + 1.90%) due 04/20/26[3,4]	8,250,000	8,257,856
Betony CLO Ltd.
2016-1A, 3.67% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	8,250,000	8,255,836
Jamestown CLO III Ltd.
2017-3A, 3.47% (3 Month USD LIBOR + 1.75%) due 01/15/26[3,4]	8,000,000	8,007,603
Fifth Street SLF II Ltd.
2015-2A, 3.68% (3 Month USD LIBOR + 1.92%) due 09/29/27[3,4]	8,000,000	8,006,432
KKR CLO 15 Ltd.
2016-15, 3.29% (3 Month USD LIBOR + 1.56%) due 10/18/28[3,4]	7,529,000	7,561,026
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[4,5]	8,920,000	7,469,626
Flatiron CLO Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.65%) due 01/17/26[3,4]	7,100,000	7,106,049
Vibrant CLO IV Ltd.
2016-4A, 4.14% (3 Month USD LIBOR + 2.40%) due 07/20/28[3,4]	7,000,000	7,060,305
Regatta III Funding Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.05%) due 04/15/26[3,4]	7,050,000	7,048,648
Cent CLO 21 Ltd.
2017-21A, 3.46% (3 Month USD LIBOR + 1.70%) due 07/27/26[3,4]	7,000,000	7,004,314

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

OCP CLO Ltd.
2012-2A, 4.75% (3 Month USD LIBOR + 2.85%) due 11/22/25[3,4]	6,500,000	$6,545,589
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[5]	7,500,060	6,461,058
Voya CLO Ltd.
2013-1X, due 10/15/30[5]	9,500,000	5,779,696
2013-1A, due 10/15/30[4,5]	1,075,071	654,061
Fifth Street Senior Loan Fund I LLC
2015-1A, 3.74% (3 Month USD LIBOR + 2.00%) due 01/20/27[3,4]	5,000,000	5,013,058
2015-1A, 4.74% (3 Month USD LIBOR + 3.00%) due 01/20/27[3,4]	1,250,000	1,251,728
Symphony CLO XII Ltd.
2017-12A, 3.22% (3 Month USD LIBOR + 1.50%) due 10/15/25[3,4]	5,750,000	5,754,541
OHA Loan Funding Ltd.
2017-1A, 3.79% (3 Month USD LIBOR + 2.05%) due 07/23/25[3,4]	5,300,000	5,303,838
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,5]	6,000,000	5,250,666
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.77% (3 Month USD LIBOR + 2.70%) due 10/10/26[3,4]	5,000,000	5,009,753
Dryden XXV Senior Loan Fund
2017-25A, 3.07% (3 Month USD LIBOR + 1.35%) due 10/15/27[3,4]	5,000,000	5,009,180
Mountain Hawk II CLO Ltd.
2013-2A, 3.44% (3 Month USD LIBOR + 1.70%) due 07/22/24[3,4]	5,000,000	5,000,251
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.09% (3 Month USD LIBOR + 0.95%) due 04/25/26[3,4]	4,500,000	4,504,668
Benefit Street Partners CLO V Ltd.
2017-VA, 3.39% (3 Month USD LIBOR + 1.65%) due 10/20/26[3,4]	4,500,000	4,504,035
Oaktree CLO Ltd.
2017-1A, 2.61% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,4]	4,500,000	4,494,561
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.05% (3 Month USD LIBOR + 2.85%) due 12/20/24[3,4]	4,000,000	4,004,424
OZLM Funding II Ltd.
2016-2A, 4.52% (3 Month USD LIBOR + 2.75%) due 10/30/27[3,4]	3,750,000	3,750,954

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Cereberus ICQ Levered LLC
2015-1A, 4.77% (3 Month USD LIBOR + 3.05%) due 11/06/25[3,4]	2,250,000	$2,254,756
2015-1A, 3.77% (3 Month USD LIBOR + 2.05%) due 11/06/25[3,4]	1,337,381	1,337,554
Cent CLO
2014-16A, 4.97% (3 Month USD LIBOR + 3.20%) due 08/01/24[3,4]	1,750,000	1,755,451
2014-16A, 4.02% (3 Month USD LIBOR + 2.25%) due 08/01/24[3,4]	1,750,000	1,751,656
Atrium XI
2017-11A, 3.24% (3 Month USD LIBOR + 1.50%) due 10/23/25[3,4]	3,500,000	3,499,360
Eaton Vance CLO Ltd.
2017-1A, 3.32% (3 Month USD LIBOR + 1.60%) due 07/15/26[3,4]	3,400,000	3,402,384
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 3.65% (3 Month USD LIBOR + 1.75%) due 05/22/27[3,4]	3,000,000	3,002,498
AMMC CLO XI Ltd.
2016-11A, 4.62% (3 Month USD LIBOR + 2.85%) due 10/30/23[3,4]	3,000,000	3,000,262
Ocean Trails CLO IV
2017-4A, 3.62% (3 Month USD LIBOR + 1.80%) due 08/13/25[3,4]	2,500,000	2,505,259
Octagon Investment Partners 24 Ltd.
2017-1A, 3.24% (3 Month USD LIBOR + 1.35%) due 05/21/27[3,4]	2,500,000	2,504,052
Mountain Hawk I CLO Ltd.
2013-1A, 3.92% (3 Month USD LIBOR + 2.18%) due 01/20/24[3,4]	2,500,000	2,503,624
FS Senior Funding Ltd.
2015-1A, 3.52% (3 Month USD LIBOR + 1.80%) due 05/28/25[3,4]	2,500,000	2,502,133
NXT Capital CLO LLC
2017-1A, 3.14% (3 Month USD LIBOR + 1.40%) due 04/23/26[3,4]	2,300,000	2,302,546
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[4,5]	3,700,000	2,146,955
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.35% (3 Month USD LIBOR + 2.60%) due 07/25/25[3,4]	1,000,000	1,002,619
2014-1A, 4.76% due 07/25/25[4]	700,000	701,118
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[3,4]	400,000	400,530
NewStar Clarendon Fund CLO LLC
2015-1A, 5.10% (3 Month USD LIBOR + 3.35%) due 01/25/27[3,4]	2,000,000	2,004,848

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Octagon Investment Partners XVI Ltd.
2013-1A, 4.48% (3 Month USD LIBOR + 2.75%) due 07/17/25[3,4]	2,000,000	$2,002,863
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 4.08% (3 Month USD LIBOR + 2.35%) due 01/18/30[3,4]	1,000,000	1,002,039
2017-9A, 3.48% (3 Month USD LIBOR + 1.75%) due 01/18/30[3,4]	1,000,000	1,000,651
LMREC, Inc.
2015-CRE1, 5.36% (1 Month USD LIBOR + 3.50%) due 02/22/32[3,4]	2,000,000	1,999,800
Dryden 38 Senior Loan Fund
2015-38A, 3.72% (3 Month USD LIBOR + 2.00%) due 07/15/27[3,4]	1,850,000	1,855,460
Catamaran CLO Ltd.
2016-2A, 3.78% (3 Month USD LIBOR + 2.05%) due 10/18/26[3,4]	1,750,000	1,759,965
Resource Capital Corp.
2015-CRE3, 5.79% (1 Month USD LIBOR + 4.00%) due 03/15/32[3,4]	1,080,083	1,075,690
NXT Capital CLO LLC
2018-1A, 3.94% (3 Month USD LIBOR + 2.20%) due 04/21/27[3,4]	1,000,000	1,000,338
Babson CLO Ltd.
2014-IA, due 07/20/25[4,5]	1,300,000	599,644
2012-2A, due 05/15/23[4,5]	4,750,000	206,098
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[4,5]	1,200,000	761,021
ING Investment Management CLO Ltd.
2007-4A, 3.94% (3 Month USD LIBOR + 2.20%) due 06/14/22[3,4]	739,315	739,410
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 6.37% (3 Month USD LIBOR + 4.25%) due 06/15/28[3,4]	500,000	505,014
Westchester CLO Ltd.
2007-1A, 2.21% (3 Month USD LIBOR + 0.44%) due 08/01/22[3,4]	459,187	459,162
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[4,5]	461,538	402,185
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[3,4]	353,981	354,002
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,6]	1,500,000	190,950
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[4,5]	4,300,000	101,734
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	1,000,000	33,742
Total Collateralized Loan Obligations		2,520,801,222

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Transport-Aircraft - 3.0%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	42,502,740	$42,922,969
2016-1A, 4.88% due 03/17/36[4]	18,077,511	18,514,388
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[4]	44,800,000	44,943,898
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	44,055,000	43,972,890
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	20,160,875	19,937,214
2015-1A, 4.70% due 12/15/40[4]	13,933,933	13,952,123
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	23,904,945	23,887,399
2015-1A, 5.07% due 02/15/40[4]	1,992,079	1,978,625
Raspro Trust
2005-1A, 2.37% (3 Month USD LIBOR + 0.63%) due 03/23/24[3,4]	18,790,796	17,945,210
ECAF I Ltd.
2015-1A, 4.95% due 06/15/22[4]	15,016,821	15,250,251
2015-1A, 3.47% due 06/15/40[4]	1,145,771	1,135,732
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	15,401,480	15,465,427
AASET Trust
2017-1A, 3.97% due 05/16/42[4]	11,274,780	11,239,045
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	3,496,676	3,534,317
2013-1, 6.35% due 10/15/38[4]	305,535	305,355
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	3,496,595	3,474,263
Rise Ltd.
2014-1A, 4.74% due 02/12/39	3,268,444	3,273,347
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39	3,160,158	3,160,158
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	2,439,599	2,439,599
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[4]	2,428,750	2,381,692
Stripes Aircraft Ltd.
2013-1 A1, 5.32% due 03/20/23†††,3	1,423,233	1,411,193
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	976,146	965,752
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[6]	825,806	830,110
Airplanes Pass Through Trust
2001-1A, 2.33% (1 Month USD LIBOR + 0.55%) due 03/15/19[3,6,12]	409,604	18,432
Total Transport-Aircraft		292,939,389

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Whole Business - 1.5%
Domino’s Pizza Master Issuer LLC
2017-1A, 3.08% due 07/25/47[4]	22,213,375	$21,745,339
2017-1A, 4.12% due 07/25/47[4]	17,253,300	17,438,600
2017-1A, 3.00% (3 Month USD LIBOR + 1.25%) due 07/25/47[3,4]	17,114,000	17,255,704
2015-1A, 3.48% due 10/25/45[4]	1,965,000	1,961,581
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	27,255,000	28,400,800
2016-1A, 4.38% due 05/25/46[4]	5,233,750	5,363,756
2016-1A, 3.83% due 05/25/46[4]	2,403,575	2,416,963
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[4]	22,835,250	22,809,675
Wendy’s Funding LLC
2015-1A, 4.50% due 06/15/45[4]	12,138,750	12,385,288
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[4]	7,245,900	7,308,505
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[4]	3,783,866	3,856,440
2018-1A, 4.03% due 02/20/48[4]	1,300,000	1,293,227
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	2,675,631	2,658,903
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[4]	2,153,896	2,123,032
Total Whole Business		147,017,813

Net Lease - 1.2%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]	51,870,125	51,671,597
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	30,415,067	29,519,343
2016-1A, 4.32% due 10/20/46[4]	10,478,366	10,672,216
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	7,833,077	7,861,300
2015-1A, 3.75% due 04/20/45[4]	1,478,125	1,460,376
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/41[4]	4,845,935	5,004,484
2014-4A, 4.63% due 01/20/45[4]	4,176,168	4,234,519
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[4]	4,500,000	4,448,934
Store Master Funding LLC
2013-1A, 4.16% due 03/20/43[4]	1,692,721	1,685,445
Total Net Lease		116,558,214

Collateralized Debt Obligations - 1.1%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	55,600,000	55,402,931
2016-3A, 3.85% due 10/28/33[4]	7,500,000	7,533,552
Putnam Structured Product Funding Ltd.
2003-1A, 2.78% (1 Month USD LIBOR + 1.00%) due 10/15/38[3,4]	19,513,514	18,885,745

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[4]	15,699,986	$15,698,416
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[4]	3,000,000	3,081,961
Highland Park CDO I Ltd.
2006-1A, 2.34% (3 Month USD LIBOR + 0.40%) due 11/25/51[3,6]	2,877,453	2,762,283
N-Star REL CDO VIII Ltd.
2006-8A, 2.02% (1 Month USD LIBOR + 0.36%) due 02/01/41[3,4]	1,943,473	1,932,667
Total Collateralized Debt Obligations		105,297,555

Transport-Container - 1.0%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[4]	46,934,772	46,542,763
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[4]	21,618,333	21,803,146
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[4]	15,915,155	15,902,530
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[4]	8,057,083	7,946,977
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[4]	4,081,417	4,010,372
2013-2A, 3.22% due 06/18/28[4]	1,150,560	1,139,818
Total Transport-Container		97,345,606

Automotive - 0.5%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[4]	20,550,000	20,390,606
2017-1A, 2.96% due 10/25/21[4]	9,600,000	9,518,129
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[4]	17,150,000	16,752,173
2016-2A, 2.95% due 03/25/22[4]	3,000,000	2,969,452
Total Automotive		49,630,360

Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28	21,400,000	21,400,000
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[4]	588,095	588,113
CIC Receivables Master Trust
4.89% due 10/07/21†††	355,154	367,262
Total Diversified Payment Rights		22,355,375

Single Family Residence - 0.1%
Colony American Finance 2016-1 Ltd.
2016-1, 2.54% due 06/15/48[4]	7,482,611	7,354,892
CoreVest American Finance Trust
2017-1, 3.36% due 10/15/49[4]	2,250,000	2,197,976
Total Single Family Residence		9,552,868

Transport-Rail - 0.1%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[4]	6,437,575	6,360,575

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

NP SPE II LLC
2017-1A, 3.37% due 10/21/47[4]	2,653,765	$2,588,036
Total Transport-Rail		8,948,611

Industrial - 0.1%
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††	6,000,000	6,127,686

Financial - 0.1%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26†††,4	4,000,000	3,929,777
Hana Small Business Lending Loan Trust
2014-2014, 4.50% (WAC) due 01/25/40[3,4]	299,663	298,224
Total Financial		4,228,001

Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	4,125,000	4,075,991

Infrastructure - 0.0%
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[4]	999,167	1,008,330
Total Asset-Backed Securities
(Cost $3,379,829,560)		3,385,887,021

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3%
Residential Mortgage Backed Securities - 14.6%
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[3]	129,081,710	122,684,666
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	93,622,012	91,256,755
2005-OPT3, 2.34% (1 Month USD LIBOR + 0.47%) due 11/25/35[3]	3,930,000	3,887,318
2007-1, 2.04% (1 Month USD LIBOR + 0.17%) due 03/25/37[3]	3,669,788	3,647,107
Towd Point Mortgage Trust
2017-5, 2.47% (1 Month USD LIBOR + 0.60%) due 02/25/57[3,4]	26,933,725	27,030,501
2018-1, 3.00% (WAC) due 01/25/58[3,4]	23,530,704	23,402,099
2017-6, 2.75% (WAC) due 10/25/57[3,4]	19,987,212	19,695,620
2017-1, 2.75% (WAC) due 10/25/56[3,4]	18,883,475	18,671,359
2016-1, 2.75% (WAC) due 02/25/55[3,4]	5,642,626	5,598,131
RALI Series Trust
2006-QO5, 2.09% (1 Month USD LIBOR + 0.22%) due 05/25/46[3]	23,852,315	22,398,288
2006-QO10, 2.03% (1 Month USD LIBOR + 0.16%) due 01/25/37[3]	14,083,030	13,248,844
2007-QO4, 2.06% (1 Month USD LIBOR + 0.19%) due 05/25/47[3]	11,475,505	11,070,182
2006-QO2, 2.06% (1 Month USD LIBOR + 0.22%) due 02/25/46[3]	22,190,918	9,671,783

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

2007-QO2, 2.02% (1 Month USD LIBOR + 0.15%) due 02/25/47[3]	12,376,300	$8,001,617
2007-QO4, 2.07% (1 Month USD LIBOR + 0.20%) due 05/25/47[3]	5,337,915	5,154,713
2005-QO1, 2.22% (1 Month USD LIBOR + 0.30%) due 08/25/35[3]	5,543,763	4,912,847
2005-QO1, 2.78% (1 Year CMT Rate + 1.50%) due 08/25/35[3]	3,665,612	3,476,280
2006-QS8, 2.32% (1 Month USD LIBOR + 0.45%) due 08/25/36[3]	4,533,537	3,418,521
2006-QO2, 2.14% (1 Month USD LIBOR + 0.27%) due 02/25/46[3]	5,470,239	2,452,450
2007-QO3, 2.03% (1 Month USD LIBOR + 0.16%) due 03/25/47[3]	2,161,213	1,976,086
CIT Mortgage Loan Trust
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[3,4]	67,974,253	68,308,761
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[3,4]	5,126,802	5,151,911
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.50% (1 Month USD LIBOR + 0.63%) due 11/25/37[3]	57,860,863	57,521,903
2006-BC4, 2.04% (1 Month USD LIBOR + 0.17%) due 12/25/36[3]	7,975,977	7,708,080
2006-BC3, 2.03% (1 Month USD LIBOR + 0.16%) due 10/25/36[3]	7,091,038	6,320,019
2006-BC6, 2.04% (1 Month USD LIBOR + 0.17%) due 01/25/37[3]	921,293	900,432
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[3]	61,701,427	59,925,173
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.20% (1 Year CMT Rate + 0.92%) due 06/25/46[3]	52,154,640	48,387,343
2005-AR18, 2.65% (1 Month USD LIBOR + 0.78%) due 10/25/36[3]	8,238,316	7,072,788
CIM Trust
2017-2, 3.66% (1 Month USD LIBOR + 2.00%) due 12/25/57[3,4]	31,275,649	31,615,753
3.69% due 08/25/57	20,552,000	20,604,969
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	204,901,518	31,052,722
2006-1, 2.15% (1 Month USD LIBOR + 0.28%) due 03/25/46[3]	7,497,053	7,196,801

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

2006-1, 2.27% (1 Month USD LIBOR + 0.40%) due 03/25/46[3]	3,363,261	$3,253,434
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.01% (1 Month USD LIBOR + 0.14%) due 11/25/36[3]	33,923,649	32,843,168
2006-HE3, 2.23% (1 Month USD LIBOR + 0.36%) due 04/25/36[3]	7,600,000	7,537,607
FirstKey Master Funding
2017-R1, 1.89% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,3,4	38,889,167	38,418,593
First NLC Trust
2005-4, 2.26% (1 Month USD LIBOR + 0.39%) due 02/25/36[3]	27,807,390	27,323,661
2005-1, 2.33% (1 Month USD LIBOR + 0.46%) due 05/25/35[3]	3,102,899	2,963,863
HSI Asset Securitization Corporation Trust
2006-OPT2, 2.26% (1 Month USD LIBOR + 0.39%) due 01/25/36[3]	29,140,000	28,759,732
Countrywide Asset-Backed Certificates
2006-6, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[3]	27,373,729	26,789,744
2005-15, 2.32% (1 Month USD LIBOR + 0.45%) due 03/25/36[3]	1,500,000	1,440,671
ACE Securities Corporation Home Equity Loan Trust Series
2006-HE4, 2.01% (1 Month USD LIBOR + 0.14%) due 10/25/36[3]	32,688,381	22,091,884
2005-HE2, 2.89% (1 Month USD LIBOR + 1.02%) due 04/25/35[3]	5,700,000	5,742,741
Nationstar Home Equity Loan Trust
2007-B, 2.09% (1 Month USD LIBOR + 0.22%) due 04/25/37[3]	25,730,657	25,480,485
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.11% (1 Year CMT Rate + 0.83%) due 11/25/46[3]	18,371,108	15,719,886
2006-AR9, 2.12% (1 Year CMT Rate + 0.84%) due 11/25/46[3]	8,685,355	7,307,620
2006-7, 4.38% due 09/25/36	2,881,281	1,451,331
2006-8, 4.52% due 10/25/36	487,229	298,006
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[3,4]	23,369,216	23,368,036
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 3.72% (1 Month USD LIBOR + 1.85%) due 10/25/27[3]	21,760,000	22,211,313

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

American Home Mortgage Assets Trust
2006-4, 2.06% (1 Month USD LIBOR + 0.19%) due 10/25/46[3]	13,007,866	$9,410,766
2007-1, 1.98% (1 Year CMT Rate + 0.70%) due 02/25/47[3]	11,098,766	7,158,313
2006-5, 2.20% (1 Year CMT Rate + 0.92%) due 11/25/46[3]	4,843,715	2,694,106
2006-6, 2.06% (1 Month USD LIBOR + 0.19%) due 12/25/46[3]	3,169,247	2,658,119
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.06% (1 Month USD LIBOR + 0.19%) due 12/25/36[3]	21,990,122	21,891,659
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[3,4]	19,409,889	19,844,291
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.17% (1 Month USD LIBOR + 0.30%) due 04/25/36[3]	9,286,726	8,481,517
2006-OA1, 2.07% (1 Month USD LIBOR + 0.20%) due 02/25/47[3]	6,483,747	6,219,618
2007-OA2, 2.05% (1 Year CMT Rate + 0.77%) due 04/25/47[3]	4,590,199	4,231,256
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 2.01% (1 Year CMT Rate + 0.81%) due 07/25/47[3]	9,349,486	8,541,244
2007-OA3, 2.05% (1 Year CMT Rate + 0.77%) due 04/25/47[3]	5,869,270	5,231,278
2006-AR13, 2.16% (1 Year CMT Rate + 0.88%) due 10/25/46[3]	2,094,019	1,876,698
2006-AR11, 2.20% (1 Year CMT Rate + 0.92%) due 09/25/46[3]	1,734,693	1,595,759
CSMC Series
2015-12R, 2.06% (1 Month USD LIBOR + 0.50%) due 11/30/37[3,4]	16,688,551	16,616,180
Lehman XS Trust Series
2007-2N, 2.05% (1 Month USD LIBOR + 0.18%) due 02/25/37[3]	10,085,400	8,696,936
2007-15N, 2.12% (1 Month USD LIBOR + 0.25%) due 08/25/37[3]	5,015,353	4,842,357
2005-7N, 2.14% (1 Month USD LIBOR + 0.27%) due 12/25/35[3]	2,655,508	2,637,117
Impac Secured Assets CMN Owner Trust
2005-2, 2.12% (1 Month USD LIBOR + 0.25%) due 03/25/36[3]	15,261,730	13,316,548

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/37[3,4]	7,654,913	$7,374,593
2007-HE2A, 2.00% (1 Month USD LIBOR + 0.13%) due 07/25/37[3,4]	6,349,692	5,892,397
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[3,4]	12,855,474	12,755,813
GSMSC Resecuritization Trust
2015-5R, 1.76% (1 Month USD LIBOR + 0.14%) due 02/26/37[3,4]	12,744,004	12,096,444
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 2.61% (1 Month USD LIBOR + 0.74%) due 09/25/35[3]	11,687,000	11,474,540
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[3,4]	11,598,564	11,451,907
Alternative Loan Trust
2007-OA7, 2.05% (1 Month USD LIBOR + 0.18%) due 05/25/47[3]	5,413,295	5,261,586
2005-38, 2.22% (1 Month USD LIBOR + 0.35%) due 09/25/35[3]	4,378,529	4,082,127
HarborView Mortgage Loan Trust
2006-14, 1.96% (1 Month USD LIBOR + 0.15%) due 01/25/47[3]	9,247,514	8,601,244
GCAT
2017-1, 3.38% due 03/25/47[4]	8,489,080	8,432,466
First Frankin Mortgage Loan Trust
2006-FF3, 2.16% (1 Month USD LIBOR + 0.29%) due 02/25/36[3]	8,616,000	8,301,731
First Franklin Mortgage Loan Trust
2004-FF10, 3.15% (1 Month USD LIBOR + 1.28%) due 07/25/34[3]	8,134,922	8,248,811
Banc of America Funding Trust
2014-R7, 2.01% (1 Month USD LIBOR + 0.14%) due 09/26/36[3,4]	5,116,677	4,991,779
2015-R4, 1.79% (1 Month USD LIBOR + 0.17%) due 01/27/35[3,4]	3,101,187	2,945,494
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.25% (1 Month USD LIBOR + 0.38%) due 12/25/35[3]	7,800,000	7,619,705
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[4]	7,206,781	7,206,781

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

ASG Resecuritization Trust
2010-3, 1.91% (1 Month USD LIBOR + 0.29%) due 12/28/45[3,4]	7,448,451	$6,944,201
Nomura Resecuritization Trust
2016-1R, 4.62% (1 Month USD LIBOR + 3.00%) due 01/28/38†††,3,4	3,500,474	3,516,246
2015-4R, 0.73% (1 Month USD LIBOR + 0.43%) due 03/26/36[3,4]	2,016,802	1,940,579
2015-4R, 2.90% (1 Month USD LIBOR + 0.39%) due 12/26/36[3,4]	1,399,932	1,381,809
Structured Asset Investment Loan Trust
2005-11, 2.59% (1 Month USD LIBOR + 0.72%) due 01/25/36[3]	6,597,811	6,532,402
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[4]	5,916,775	5,903,329
Morgan Stanley Resecuritization Trust
2014-R9, 1.76% (1 Month USD LIBOR + 0.14%) due 11/26/46[3,4]	5,921,985	5,636,078
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.12% (1 Month USD LIBOR + 0.25%) due 12/25/35[3]	5,177,951	5,205,913
New Residential Mortgage Loan Trust
2017-5A, 3.37% (1 Month USD LIBOR + 1.50%) due 06/25/57[3,4]	5,041,742	5,188,228
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 2.67% (1 Month USD LIBOR + 0.80%) due 07/25/35[3]	5,000,000	5,016,176
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.16% (1 Month USD LIBOR + 0.29%) due 01/25/36[3]	4,721,710	4,675,877
JP Morgan Mortgage Acquisition Trust
2006-HE2, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[3]	4,130,358	4,084,389
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	4,074,251	4,074,203
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE4, 2.12% (1 Month USD LIBOR + 0.25%) due 07/25/47[3]	5,254,081	3,856,495
Luminent Mortgage Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.20%) due 02/25/46[3]	4,530,623	3,661,257

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

CWABS Asset-Backed Certificates Trust
2004-15, 3.22% (1 Month USD LIBOR + 1.35%) due 04/25/35[3]	3,490,000	$3,532,071
GSAA Trust
2005-10, 2.52% (1 Month USD LIBOR + 0.65%) due 06/25/35[3]	3,312,000	3,199,110
GSAA Home Equity Trust
2006-14, 2.04% (1 Month USD LIBOR + 0.17%) due 09/25/36[3]	5,349,611	2,632,728
2007-7, 2.14% (1 Month USD LIBOR + 0.27%) due 07/25/37[3]	339,502	322,900
BCAP LLC
2014-RR2, 2.97% (WAC) due 03/26/36[3,4]	2,307,416	2,228,986
2014-RR3, 1.74% (WAC) due 10/26/36[3,4]	392,440	388,167
Impac Secured Assets Trust
2006-2, 2.04% (1 Month USD LIBOR + 0.17%) due 08/25/36[3]	2,289,956	1,935,956
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	1,832,182	1,714,712
Alliance Bancorp Trust
2007-OA1, 2.11% (1 Month USD LIBOR + 0.24%) due 07/25/37[3]	1,030,243	883,669
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	726,505	767,817
GSAMP Trust
2005-HE6, 2.31% (1 Month USD LIBOR + 0.44%) due 11/25/35[3]	560,638	562,279
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[4]	426,050	424,092
Morgan Stanley Re-REMIC Trust
2010-R5, 3.51% due 06/26/36[4]	365,497	308,687
GreenPoint Mortgage Funding Trust
2005-HE4, 2.33% (1 Month USD LIBOR + 0.47%) due 07/25/30[3]	225,958	225,779
Total Residential Mortgage Backed Securities		1,405,848,912

Government Agency - 12.9%
Fannie Mae[13]
2.89% due 10/01/29	38,458,000	36,888,644
3.01% due 09/01/29	36,899,000	35,969,292
3.40% due 02/01/33	25,000,000	25,063,767
3.12% due 10/01/32	24,800,000	23,949,732
3.23% due 01/01/33	23,730,770	23,507,197
3.56% due 04/01/30	19,684,000	20,210,662
2.90% due 11/01/29	21,078,000	20,137,976
2.87% due 09/01/29	20,000,000	19,117,704
3.49% due 04/01/30	18,643,000	18,982,105
3.17% due 02/01/28	18,350,000	18,099,283
2.96% due 11/01/29	18,620,000	17,904,444
3.19% due 02/01/30	13,834,944	13,669,401
3.07% due 01/01/28	13,100,000	12,811,471
3.42% due 09/01/47	13,304,741	12,709,504
2.82% due 10/01/29	12,100,000	11,536,073
3.59% due 04/01/33	11,280,000	11,444,012
3.03% due 12/01/27	10,900,000	10,626,367
3.41% due 02/01/33	10,250,000	10,261,179
3.08% due 10/01/32	10,250,000	9,952,509
3.42% due 04/01/30	9,800,000	9,917,908
3.31% due 01/01/33	9,700,000	9,671,984

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

3.05% due 10/01/29	9,100,000	$8,828,492
3.06% due 12/01/27	9,000,000	8,812,437
3.04% due 01/01/28	8,900,000	8,703,302
3.60% due 03/01/30	8,341,000	8,552,538
2.94% due 10/01/32	8,686,388	8,368,252
3.08% due 01/01/30	8,500,000	8,289,810
3.43% due 03/01/33	8,100,000	8,060,022
3.50% due 12/01/45	7,198,144	7,234,663
3.48% due 04/01/30	7,000,000	7,123,654
3.14% due 01/01/28	6,900,000	6,804,525
3.56% due 02/01/38	6,689,245	6,711,031
2.99% due 09/01/29	6,800,000	6,554,885
3.29% due 03/01/33	6,700,000	6,548,477
3.13% due 02/01/28	5,900,000	5,848,766
3.60% due 04/01/33	5,600,000	5,750,600
3.21% due 01/01/33	5,500,000	5,417,533
3.39% due 02/01/30	4,800,000	4,825,593
3.10% due 01/01/33	4,800,000	4,614,353
3.22% due 01/01/30	4,650,000	4,603,051
3.11% due 01/01/28	4,600,000	4,564,766
3.39% due 02/01/33	4,300,000	4,306,249
3.33% due 04/01/30	4,295,483	4,298,516
3.50% due 02/01/48	3,993,762	3,928,556
3.65% due 03/01/33	3,600,000	3,649,723
4.00% due 01/01/46	3,385,137	3,485,388
3.11% due 11/01/27	3,500,000	3,429,792
3.18% due 01/01/30	3,000,000	2,958,094
3.16% due 01/01/30	2,900,000	2,854,349
3.12% due 02/01/28	2,600,000	2,575,207
3.53% due 04/01/33	2,500,000	2,547,727
4.00% due 08/01/47	2,393,252	2,459,085
3.26% due 11/01/46	2,590,629	2,430,150
3.55% due 04/01/33	2,150,000	2,193,472
3.51% due 11/01/37	2,150,000	2,128,793
3.00% due 07/01/46	2,094,921	2,045,868
3.50% due 11/01/47	1,978,016	1,984,603
3.14% due 12/01/32	1,600,000	1,559,107
2.97% due 11/01/25	1,397,968	1,384,496
3.27% due 01/01/30	1,350,000	1,342,991
3.74% due 02/01/48	1,323,100	1,342,157
3.27% due 08/01/34	1,362,804	1,341,059
4.50% due 02/01/45	1,265,531	1,333,375
3.02% due 11/01/27	1,300,000	1,269,695
5.00% due 05/01/44	949,175	1,016,662
3.13% due 01/01/30	1,000,000	981,893
3.60% due 10/01/47	993,734	970,728
4.50% due 10/01/43	795,529	838,177
5.00% due 12/01/44	708,016	758,356
3.63% due 01/01/37	741,497	734,480
3.50% due 08/01/43	708,896	715,111
2.75% due 11/01/31	666,149	630,670
3.50% due 06/01/46	88,846	89,214
Freddie Mac Multifamily Structured Pass Through Certificates[13]
2017-KIR3, 3.28% due 08/25/27	91,932,800	92,271,536
2017-KGX1, 3.00% due 10/25/27	81,400,000	80,019,765
2017-KW03, 3.02% due 06/25/27	65,900,000	64,912,218
2018-K074, 3.60% due 02/25/28	34,823,000	35,634,574
2017-K066, 3.20% due 06/25/27	19,507,000	19,333,318
2017-K061, 3.44% (WAC) due 11/25/26[3]	15,000,000	15,194,963
2016-K060, 3.30% (WAC) due 10/25/26[3]	13,000,000	13,044,403
2018-K073, 3.45% due 01/25/28[3]	11,600,000	11,754,352
2017-K069, 3.25% due 09/25/27[3]	10,000,000	9,937,159
2016-K057, 2.62% due 08/25/26	10,000,000	9,526,172
2018-K154, 3.46% due 11/25/32	8,500,000	8,527,300
2016-K152, 3.08% due 01/25/31	7,090,000	6,965,906
2017-K070, 3.36% (WAC) due 12/25/27[3]	6,000,000	6,032,406
2015-K151, 3.51% due 04/25/30	2,105,000	2,159,612
2015-K043, 0.55% (WAC) due 12/25/24[3]	44,529,013	1,401,902

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

2014-K715, 2.86% due 01/25/21	450,000	$450,231
Freddie Mac Seasoned Credit Risk Transfer Trust Series
2017-4, 2.25% due 06/25/57	68,338,263	65,946,424
2017-3, 3.00% due 07/25/56	63,080,037	60,946,494
2018-1, 2.00% due 05/25/57	45,225,000	43,288,750
2017-4, 3.50% due 06/25/57	33,643,142	33,553,786
2017-3, 2.25% due 07/25/56	9,577,787	9,253,118
Fannie Mae-Aces[13]
2017-M11, 2.98% due 08/25/29	52,100,000	50,374,406
2018-M3, 3.19% due 02/25/30	7,800,000	7,624,587
Freddie Mac[13]
3.55% due 10/01/33	4,727,359	4,722,208
4.00% due 02/01/46	3,089,200	3,176,969
3.50% due 01/01/44	2,886,918	2,912,790
4.00% due 11/01/45	2,373,283	2,442,286
3.00% due 08/01/46	2,123,750	2,072,980
3.50% due 12/01/47	1,970,874	1,978,046
3.26% due 09/01/45	1,982,335	1,871,092
3.40% due 04/01/31	1,000,000	997,004
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[4,8]	801,787,861	3,877,366
Total Government Agency		1,244,435,830

Commercial Mortgage Backed Securities - 3.0%
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.34% (WAC) due 01/15/59[3]	124,063,788	9,237,914
2017-C38, 1.09% (WAC) due 07/15/50[3]	74,648,009	5,503,462
2017-RB1, 1.28% (WAC) due 03/15/50[3]	39,890,379	3,555,545
2016-C35, 1.99% (WAC) due 07/15/48[3]	27,264,888	3,294,174
2017-C42, 0.90% (WAC) due 12/15/50[3]	35,464,892	2,459,806
2016-NXS5, 1.55% (WAC) due 01/15/59[3]	30,427,658	2,376,653
2015-NXS4, 0.95% (WAC) due 12/15/48[3]	39,364,588	2,112,430
2017-RC1, 1.56% (WAC) due 01/15/60[3]	21,204,910	2,056,702
2015-P2, 1.02% (WAC) due 12/15/48[3]	34,591,162	1,864,052
2015-C30, 0.95% (WAC) due 09/15/58[3]	32,424,527	1,740,798
2016-C32, 4.72% (WAC) due 01/15/59[3]	1,400,000	1,458,837
2015-NXS1, 1.17% (WAC) due 05/15/48[3]	11,688,627	636,346
2015-NXS4, 4.22% (WAC) due 12/15/48[3]	64,000	64,844
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[3,4]	23,829,324	23,519,677
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% (WAC) due 10/05/31[3,4]	17,000,000	16,537,211
2016-JP3, 1.51% (WAC) due 08/15/49[3]	74,265,015	6,543,899

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.02% (WAC) due 03/15/50[3]	134,062,131	$9,017,314
2017-C7, 0.92% (WAC) due 10/15/50[3]	139,179,617	9,011,379
2016-C2, 1.70% (WAC) due 06/15/49[3]	32,810,117	2,873,274
2016-C4, 0.84% (WAC) due 12/15/49[3]	33,783,682	1,876,977
Citigroup Commercial Mortgage Trust
2017-P7, 1.13% (WAC) due 04/14/50[3]	66,439,653	5,140,024
2016-C2, 1.79% (WAC) due 08/10/26[3]	34,262,341	3,869,678
2016-P4, 2.00% (WAC) due 07/10/49[3]	32,651,458	3,836,569
2016-P5, 1.55% (WAC) due 10/10/49[3]	31,626,344	2,885,401
2016-GC37, 1.80% (WAC) due 04/10/49[3]	19,155,296	2,074,329
2015-GC35, 0.89% (WAC) due 11/10/48[3]	33,982,877	1,530,507
2015-GC29, 1.11% (WAC) due 04/10/48[3]	24,097,063	1,344,520
2013-GC15, 4.37% (WAC) due 09/10/46[3]	380,000	400,427
Morgan Stanley Capital I Trust
2017-H1, 1.46% (WAC) due 06/15/50[3]	130,393,066	11,898,289
2015-XLF1, 3.98% (1 Month USD LIBOR + 2.20%) due 08/13/19[3,4]	7,600,000	7,636,813
2016-UBS9, 4.54% (WAC) due 03/15/49[3]	275,000	279,300
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.11% (WAC) due 03/15/50[3]	213,344,819	14,140,516
2017-JP6, 1.33% (WAC) due 07/15/50[3]	69,852,918	5,085,740
Hospitality Mortgage Trust
2017-HIT, 3.06% (1 Month USD LIBOR + 1.35%) due 05/08/30[3,4]	18,500,000	18,534,898
COMM Mortgage Trust
2015-CR26, 1.04% (WAC) due 10/10/48[3]	92,131,638	5,089,600
2015-CR26, 4.49% (WAC) due 10/10/48[3]	3,780,000	3,699,693
2015-CR23, 0.98% (WAC) due 05/10/48[3]	48,766,160	2,234,661
2015-CR27, 1.15% (WAC) due 10/10/48[3]	31,339,324	1,785,279
2013-CR13, 0.90% (WAC) due 12/10/23[3]	51,234,708	1,586,032
2015-CR23, 3.80% due 05/10/48	700,000	709,089
2014-LC15, 1.31% (WAC) due 04/10/47[3]	14,917,193	697,868
GS Mortgage Securities Corporation Trust
2017-STAY, 3.13% (1 Month USD LIBOR + 1.35%) due 07/15/32[3,4]	6,694,000	6,735,532

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

2017-STAY, 2.88% (1 Month USD LIBOR + 1.10%) due 07/15/32[3,4]	3,700,000	$3,718,675
VSD
2017-PLT1 A, 3.60% due 12/25/43	9,792,982	9,778,838
BANK
2017-BNK4, 1.45% (WAC) due 05/15/50[3]	56,688,280	5,280,066
2017-BNK6, 0.88% (WAC) due 07/15/60[3]	44,210,280	2,622,470
UBS Commercial Mortgage Trust
2017-C5, 1.03% (WAC) due 11/15/50[3]	54,630,793	3,789,738
2017-C2, 1.16% (WAC) due 08/15/50[3]	46,100,838	3,587,715
Bancorp Commercial Mortgage 2018-CRE3 Trust
2018-CR3, 3.03% (1 Month USD LIBOR + 1.25%) due 01/15/33[3,4]	7,075,000	7,086,772
JPMBB Commercial Mortgage Securities Trust
2015-C31, 4.62% (WAC) due 08/15/48[3]	3,253,000	3,216,509
2013-C17, 4.88% (WAC) due 01/15/47[3]	2,500,000	2,560,244
2013-C12, 0.65% (WAC) due 07/15/45[3]	47,063,319	894,834
CD Commercial Mortgage Trust
2017-CD4, 1.33% (WAC) due 05/10/50[3]	32,562,435	2,775,296
2017-CD3, 1.04% (WAC) due 02/10/50[3]	34,917,705	2,482,977
GS Mortgage Securities Trust
2017-GS6, 1.05% (WAC) due 05/10/50[3]	42,868,336	3,325,687
2015-GC28, 1.13% (WAC) due 02/10/48[3]	21,361,084	1,052,849
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.01% (WAC) due 12/15/47[3]	76,398,627	4,265,549
BENCHMARK Mortgage Trust
2018-B2, 0.43% due 02/15/51[3]	133,148,833	4,217,596
GE Business Loan Trust
2007-1A, 1.95% (1 Month USD LIBOR + 0.17%) due 04/16/35[3,4]	4,286,410	4,170,142
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50[3]	66,729,526	3,971,995
CD Mortgage Trust
2016-CD1, 1.43% (WAC) due 08/10/49[3]	35,687,259	3,131,728
CD 2017-CD6 Mortgage Trust
2017-CD6, 0.98% (WAC) due 11/13/50[3]	47,867,551	3,098,256
CSAIL Commercial Mortgage Trust
2015-C1, 0.94% (WAC) due 04/15/50[3]	57,519,798	2,651,306

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

CFCRE Commercial Mortgage Trust
2016-C3, 1.07% (WAC) due 01/10/48[3]	40,246,020	$2,578,398
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50[3]	24,438,082	1,803,330
DBJPM Mortgage Trust
2017-C6, 1.04% (WAC) due 06/10/50[3]	25,036,459	1,711,177
WFRBS Commercial Mortgage Trust
2013-C12, 1.28% (WAC) due 03/15/48[3,4]	11,635,589	577,914
LSTAR Commercial Mortgage Trust
2014-2, 5.15% (WAC) due 01/20/41[3,4]	500,000	500,171
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	222,097
Total Commercial Mortgage Backed Securities		292,008,388

Military Housing - 1.8%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55[3,4]	66,336,686	72,296,534
2015-R1, 4.11% (WAC) due 11/25/52[3,4]	13,486,992	14,119,194
2015-R1, 4.10% (WAC) due 10/25/52[3,4]	11,287,212	11,696,374
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[4]	22,649,742	23,987,626
2003-PRES, 6.24% due 10/10/41[4]	10,776,881	11,738,515
2005-DRUM, 5.47% due 05/10/50†††,6	4,660,542	4,974,988
2002-MEAD, 6.85% due 05/10/37[4]	2,541,988	2,997,513
2005-BLIS, 5.25% due 07/10/50†††,6	2,500,000	2,443,732
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††,6	8,389,644	10,433,457
2007-AETC, 5.75% due 02/10/52[6]	8,210,627	8,083,118
2006-RILY, 2.11% (1 Month USD LIBOR + 0.37%) due 07/10/51†††,3,6	7,141,272	4,895,208
2007-ROBS, 6.06% due 10/10/52[6]	4,768,147	4,885,203
2007-AET2, 6.06% due 10/10/52[6]	2,168,468	2,222,094
Total Military Housing		174,773,556
Total Collateralized Mortgage Obligation
(Cost $3,127,982,728)		3,117,066,686

U.S. GOVERNMENT SECURITIES†† - 10.6%
U.S. Treasury Bonds
due 11/15/46[9]	928,407,000	393,617,728
due 11/15/44[9]	647,591,400	292,623,635
due 02/15/47[9]	639,240,000	269,864,403
8.13% due 08/15/21	9,900,000	11,718,352
8.75% due 08/15/20	6,500,000	7,459,766
4.38% due 05/15/40	5,550,000	6,880,049
8.75% due 05/15/20	6,030,000	6,845,463
8.00% due 11/15/21	5,600,000	6,670,562
7.88% due 02/15/21	5,500,000	6,341,973
2.88% due 08/15/45	3,300,000	3,240,703
4.75% due 02/15/41	2,250,000	2,937,920
2.75% due 11/15/42	2,580,000	2,490,305
Total U.S. Treasury Bonds		1,010,690,859
U.S. Treasury Notes
2.00% due 04/30/24	7,500,000	7,226,074

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

3.13% due 05/15/19	2,500,000	$2,525,781
Total U.S. Treasury Notes		9,751,855
Total U.S. Government Securities
(Cost $1,026,926,874)		1,020,442,714

CORPORATE BONDS†† - 7.5%
Financial - 5.8%
Station Place Securitization Trust
2.50% (1 Month USD LIBOR + 0.90%) due 07/24/18[3,4]	71,550,000	71,550,000
2.35% (1 Month USD LIBOR + 0.75%) due 08/24/18[3,4]	29,500,000	29,500,000
2.60% (1 Month USD LIBOR + 1.00%) due 08/24/18[3,4]	23,200,000	23,200,000
Station Place Securitization Trust Series
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[3,4]	68,500,000	68,500,000
2.85% (1 Month USD LIBOR + 1.25%) due 11/24/18[3,4]	31,000,000	31,000,000
Citigroup, Inc.
6.25% [10,11]	41,340,000	43,665,375
5.95% [10,11]	16,085,000	16,535,380
Macquarie Group Ltd.
3.64% (3 Month USD LIBOR + 1.35%) due 03/27/24[3,4]	47,600,000	48,088,128
American Equity Investment Life Holding Co.
5.00% due 06/15/27	30,400,000	30,810,765
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	26,050,000	26,079,138
Bank of America Corp.
6.30% [10,11]	24,075,000	25,820,438
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[6]	18,484,256	18,708,343
Central Storage Safety Project Trust
4.82% due 02/01/38[6]	20,500,000	21,267,926
MetLife, Inc.
9.25% due 04/08/38[4]	7,300,000	9,928,000
10.75% due 08/01/39	4,750,000	7,457,500
Senior Housing Properties Trust
4.75% due 02/15/28	13,275,000	13,006,373
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	8,625,000	9,094,216
Hospitality Properties Trust
5.25% due 02/15/26	8,216,000	8,552,700
Atlas Mara Ltd.
8.00% due 12/31/20	6,600,000	5,940,000
Fort Benning Family Communities LLC
2.13% (1 Month USD LIBOR + 0.35%) due 01/15/36†††,3,6	6,000,000	4,894,085
Lincoln Finance Ltd.
7.38% due 04/15/21[4]	4,580,000	4,728,850
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,233,289
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,949,671	1,996,022
2.12% (1 Month USD LIBOR + 0.34%) due 02/15/52†††,3,6	1,747,105	1,138,715
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	1,411,352	1,394,263
5.37% due 12/01/50†††,4	799,181	815,164
5.38% due 02/15/48	542,552	539,875

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Fort Eustis/Fort Story Housing LLC
5.51% due 12/15/40[6]	2,000,000	$2,207,071
Army Hawaii Family Housing Trust Certificates
5.52% due 06/15/50[4]	1,853,147	2,107,604
Customers Bank
6.13% due 06/26/29[6,11]	2,000,000	2,076,378
Goldman Sachs Group, Inc.
6.13% due 02/15/33	1,420,000	1,706,656
First American Financial Corp.
4.30% due 02/01/23	1,680,000	1,699,029
Brookfield Finance, Inc.
3.90% due 01/25/28	1,740,000	1,688,708
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,700,000	1,678,853
Synchrony Financial
4.50% due 07/23/25	1,650,000	1,650,124
Enstar Group Ltd.
4.50% due 03/10/22	1,610,000	1,617,254
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 01/23/30	1,730,000	1,609,764
CBRE Services, Inc.
5.25% due 03/15/25	1,500,000	1,604,659
Barclays plc
4.38% due 01/12/26	1,600,000	1,601,659
Leucadia National Corp.
5.50% due 10/18/23	1,500,000	1,542,220
Morgan Stanley
7.25% due 04/01/32	820,000	1,086,913
Pacific Northwest Communities LLC
5.91% due 06/15/50[6]	1,000,000	1,060,691
Univest Corporation of Pennsylvania
5.10% due 03/30/25[11]	1,000,000	1,015,826
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[4]	530,000	857,208
ACC Group Housing LLC
6.35% due 07/15/54[4]	625,000	751,097
Hanover Insurance Group, Inc.
4.50% due 04/15/26	650,000	650,255
Pacific Beacon LLC
5.51% due 07/15/36[6]	500,000	552,832
Total Financial		557,209,346

Consumer, Non-cyclical - 0.6%
CVS Health Corp.
2.69% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	28,950,000	29,058,561
4.30% due 03/25/28	16,550,000	16,620,513
Offutt AFB America First Community LLC
5.46% due 09/01/50[6]	6,650,284	6,720,879
United Communities LLC
5.61% due 09/15/51[4]	4,584,175	4,811,373
AmerisourceBergen Corp.
3.45% due 12/15/27	1,800,000	1,712,627
Total Consumer, Non-cyclical		58,923,953

Basic Materials - 0.6%
Yamana Gold, Inc.
4.95% due 07/15/24	23,370,000	24,041,888
4.63% due 12/15/27[4]	6,300,000	6,203,743
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,11]	17,500,000	19,643,750
Southern Copper Corp.
6.75% due 04/16/40	1,400,000	1,729,626
Dow Chemical Co.
9.40% due 05/15/39	1,000,000	1,613,222
Barrick North America Finance LLC
7.50% due 09/15/38	1,230,000	1,609,984
Eldorado Gold Corp.
6.13% due 12/15/20[4]	1,250,000	1,187,500
Total Basic Materials		56,029,713

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Energy - 0.2%
Hess Corp.
7.30% due 08/15/31	7,600,000	$9,114,429
7.88% due 10/01/29	1,497,000	1,833,816
7.13% due 03/15/33	1,250,000	1,499,632
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
4.25% due 12/01/27	1,700,000	1,657,295
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.70% due 06/15/44	1,850,000	1,651,700
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	1,500,000	1,639,500
Marathon Petroleum Corp.
6.50% due 03/01/41	1,300,000	1,586,721
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[6,12]	781,800	95,770
Total Energy		19,078,863

Consumer, Cyclical - 0.1%
HP Communities LLC
5.78% due 03/15/46[6]	2,150,000	2,308,123
5.86% due 09/15/53[6]	1,420,000	1,518,726
5.62% due 09/15/32[6]	1,000,000	1,061,702
WMG Acquisition Corp.
6.75% due 04/15/22[4]	3,930,000	4,062,638
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,729,663
Northern Group Housing LLC
6.80% due 08/15/53[4]	1,200,000	1,490,413
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	1,531,000	1,465,932
Total Consumer, Cyclical		13,637,197

Communications - 0.1%
SFR Group S.A.
7.38% due 05/01/26[4]	5,100,000	4,857,750
AT&T, Inc.
6.38% due 03/01/41	1,400,000	1,626,027
5.15% due 11/15/46[4]	503,000	514,075
Vodafone Group plc
7.88% due 02/15/30	1,200,000	1,563,253
MDC Partners, Inc.
6.50% due 05/01/24[4]	300,000	291,750
Total Communications		8,852,855

Industrial - 0.1%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[6]	2,399,440	2,231,048
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[3,4]	1,875,000	1,898,437
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	1,074,266	1,089,037
Total Industrial		5,218,522

Technology - 0.0%
Citrix Systems, Inc.
4.50% due 12/01/27	1,700,000	1,688,807

Utilities - 0.0%
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	730,709
Total Corporate Bonds
(Cost $718,381,645)		721,369,965

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~		Value

FEDERAL AGENCY BONDS†† - 4.0%
Fannie Mae Principal Strips
due 01/15/30[9,13]		87,915,000	$59,679,737
due 05/15/30[9,13]		77,072,000	51,749,066
due 05/15/29[9,13]		33,900,000	23,625,447
due 07/15/37[9,13]		33,000,000	17,102,969
due 11/15/30[9,13]		17,570,000	11,590,482
Total Fannie Mae Principal Strips			163,747,701
Freddie Mac Principal Strips
due 03/15/31[9,13]		71,507,000	46,359,600
due 07/15/32[9,13]		33,850,000	20,985,492
Total Freddie Mac Principal Strips			67,345,092
Tennessee Valley Authority
4.25% due 09/15/65		32,550,000	37,710,412
5.38% due 04/01/56		8,360,000	11,612,851
due 09/15/53[9]		1,020,000	291,840
due 09/15/54[9]		1,020,000	281,719
due 09/15/55[9]		1,020,000	271,949
due 09/15/56[9]		1,020,000	262,517
due 03/15/57[9]		1,020,000	257,925
due 09/15/57[9]		1,020,000	253,413
due 09/15/58[9]		1,020,000	244,624
due 03/15/59[9]		1,020,000	240,345
due 09/15/59[9]		1,020,000	236,141
due 09/15/60[9]		1,020,000	227,002
due 03/15/61[9]		1,020,000	223,020
due 09/15/61[9]		1,020,000	219,108
due 09/15/62[9]		1,020,000	211,489
due 03/15/63[9]		1,020,000	207,779
due 09/15/63[9]		1,020,000	204,134
due 09/15/64[9]		1,020,000	197,035
due 03/15/65[9]		1,020,000	193,579
due 09/15/65[9]		1,020,000	190,183
Total Tennessee Valley Authority			53,537,065
Residual Funding Corporation Principal
due 04/15/30[9]		43,639,000	29,750,847
due 01/15/30[9]		15,074,000	10,345,873
Total Residual Funding Corporation Principal			40,096,720
Freddie Mac
due 12/14/29[9,13]		48,770,000	33,245,782
1.25% due 10/02/19[13]		2,500,000	2,462,515
Total Freddie Mac			35,708,297
Fannie Mae Interest Rate Strips
due 01/15/32[9,13]		9,413,000	5,944,377
due 01/15/30[9,13]		5,900,000	4,005,124
due 01/15/35[9,13]		2,250,000	1,277,637
due 07/15/32[9,13]		1,963,000	1,217,443
due 02/06/33[9,13]		1,456,000	884,773
due 01/15/33[9,13]		1,450,000	883,001
Total Fannie Mae Interest Rate Strips			14,212,355
Freddie Mac Coupon Strips
due 01/15/31[9,13]		6,500,000	4,256,371
due 09/15/30[9,13]		2,906,000	1,920,506
due 03/15/31[9,13]		2,500,000	1,620,806
due 07/15/31[9,13]		1,800,000	1,154,038
Total Freddie Mac Coupon Strips			8,951,721
Freddie Mac Interest Strips
due 03/15/30[9,13]		7,250,000	4,900,423
Total Federal Agency Bonds
(Cost $392,948,940)			388,499,374

FOREIGN GOVERNMENT BONDS†† - 3.1%
Republic of Hungary
due 12/27/18[9]	HUF	15,401,240,000	60,620,933
5.50% due 12/20/18	HUF	11,344,560,000	46,435,356
due 05/23/18[9]	HUF	8,800,000,000	34,655,420
2.50% due 06/22/18	HUF	5,057,920,000	20,028,315
4.00% due 04/25/18	HUF	1,700,000,000	6,710,892
due 11/21/18[9]	HUF	520,000,000	2,047,312
due 07/18/18[9]	HUF	280,120,000	1,103,033
Total Republic of Hungary			171,601,261
Czech Republic
due 04/13/18[9]	CZK	806,000,000	39,041,124
due 04/20/18[9]	CZK	448,000,000	21,699,127
due 04/06/18[9]	CZK	230,000,000	11,141,336
Total Czech Republic			71,881,587
Republic of Portugal
due 05/18/18[9]	EUR	13,800,000	16,989,384

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~		Value

Government of Japan
due 06/04/18[9]	JPY	1,517,000,000	$14,260,770
Republic of France
due 04/05/18[9]	EUR	10,460,000	12,870,923
Kingdom of Spain
due 04/06/18[9]	EUR	4,855,000	5,974,326
Kingdom of Sweden
due 04/18/18[9]	SEK	29,700,000	3,558,874
Total Foreign Government Bonds
(Cost $299,443,518)			297,137,125

SENIOR FLOATING RATE INTERESTS††,3 - 1.7%
Technology - 0.7%
Misys Ltd.
5.48% (3 Month USD LIBOR + 3.50%) due 06/13/24		30,621,125	30,579,174
Epicor Software
5.13% (1 Month USD LIBOR + 3.25%) due 06/01/22		19,713,533	19,790,613
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23		5,043,971	5,075,496
Internet Brands, Inc.
5.53% (3 Month USD LIBOR + 3.75%) due 09/13/24		3,463,354	3,462,730
Advanced Computer Software
11.37% (3 Month USD LIBOR + 9.50%) due 01/31/23		2,000,000	1,960,000
TIBCO Software, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 12/04/20		1,940,350	1,945,608
Micron Technology, Inc.
3.88% (3 Month USD LIBOR + 2.00%) due 04/26/22		644,714	648,544
Kronos, Inc.
4.88% (1 Month USD LIBOR + 3.00%) due 11/01/23		297,750	299,510
Aspect Software, Inc.
12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[1]		14,536	14,472
Total Technology			63,776,147

Industrial - 0.3%
Travelport Finance (Luxembourg) S.A.R.L.
4.40% (3 Month USD LIBOR + 2.50%) due 03/17/25		5,500,000	5,509,625
Hayward Industries, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/05/24		5,223,750	5,239,421
Engility Corp.
4.63% (3 Month USD LIBOR + 2.75% and Commercial Prime Lending Rate + 1.75%) due 08/14/23		3,096,294	3,094,096
VC GB Holdings, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 02/28/24		2,303,169	2,308,927
Fluidra Finco S.L.U. (Zodiac Pools)
due 03/07/25[14]	EUR	1,800,000	2,214,839
TMF Group Holding BV
3.50% (3 Month EURIBOR + 3.50%) due 10/13/23	EUR	1,750,000	2,145,586
Zodiac Pool Solutions LLC
due 03/07/25[14]		1,300,000	1,306,097

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Hillman Group, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 06/30/21	979,644	$989,440
Clean Harbors, Inc.
3.88% (1 Month USD LIBOR + 2.00%) due 06/28/24	794,000	797,311
Hardware Holdings LLC
8.38% (1 Month USD LIBOR + 6.50%) due 03/30/20	682,125	661,661
Engineered Machinery Holdings, Inc.
5.55% (3 Month USD LIBOR + 3.25%) due 07/19/24	592,193	591,702
CHI Overhead Doors, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 07/29/22	493,447	493,447
Wencor Group
5.80% (2 month USD LIBOR + 3.50%)due 06/19/21	289,793	281,824
Thermasys Corp.
5.70% (3 Month USD LIBOR + 4.00%) due 05/03/19	88,125	85,188
Total Industrial		25,719,164

Communications - 0.2%
Cengage Learning Acquisitions, Inc.
6.04% (3 Month USD LIBOR + 4.25%) due 06/07/23	21,807,080	19,804,754
Proquest LLC
5.63% (3 Month USD LIBOR + 3.75%) due 10/24/21	1,335,699	1,352,810
Houghton Mifflin Co.
4.88% (1 Month USD LIBOR + 3.00%) due 05/28/21	734,887	669,665
Cable One, Inc.
4.56% (1 Month USD LIBOR + 2.25%) due 05/01/24	496,250	497,491
Total Communications		22,324,720

Consumer, Non-cyclical - 0.2%
Diamond (BC) B.V.
4.99% (3 Month USD LIBOR + 3.00%) due 09/06/24	7,298,750	7,283,569
Packaging Coordinators Midco, Inc.
5.78% (3 Month USD LIBOR + 4.00%) due 06/30/23	3,152,000	3,161,866
Albertson’s LLC
5.29% (1 Month USD LIBOR + 3.00%) due 12/21/22	2,735,374	2,705,367
DJO Finance LLC
5.03% (3 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%) due 06/08/20	2,342,755	2,352,524
Grocery Outlet, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 10/21/21	1,723,858	1,729,599
Davis Vision
due 12/02/24[14]	1,709,000	1,700,455
One Call Medical, Inc.
6.03% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%) due 11/27/20	1,641,766	1,567,886

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~		Value

DaVita, Inc.
4.63% (3 Month USD LIBOR + 2.75%) due 06/24/21		793,814	$800,268
JBS USA Lux SA
4.68% (Commercial Prime Lending Rate + 2.50% and 3 Month USD LIBOR + 2.50%) due 10/30/22		297,750	296,696
CTI Foods Holding Co. LLC
5.38% (1 Month USD LIBOR + 3.50%) due 06/29/20		200,000	180,500
Total Consumer, Non-cyclical			21,778,730

Consumer, Cyclical - 0.1%
Leslie’s Poolmart, Inc.
5.28% (3 Month USD LIBOR + 3.50%) due 08/16/23		4,327,847	4,354,896
PetSmart Inc
4.68% (1 Month USD LIBOR + 3.00%) due 03/11/22		4,118,342	3,296,074
GVC Holdings plc
due 03/15/24[14]	EUR	1,500,000	1,841,085
PTL Acqusition, Inc.
4.13% (3 Month USD LIBOR + 2.25%) due 08/01/23		1,231,250	1,235,867
BBB Industries, LLC
6.38% (1 Month USD LIBOR + 4.50%) due 11/03/21		930,399	937,377
Acosta, Inc.
5.30% (1 Month USD LIBOR + 3.25%) due 09/26/19		831,111	694,535
5.40% (3 Month USD LIBOR + 3.25% and Commercial Prime Lending Rate + 2.25%) due 09/26/19		244,444	204,275
Neiman Marcus Group, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 10/25/20		516,000	444,684
USIC Holding, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 12/08/23		158,425	159,613
Sears Roebuck Acceptance Corp.
6.20% (1 Month USD LIBOR + 4.50%) due 01/20/19		100,970	100,297
Total Consumer, Cyclical			13,268,703

Financial - 0.1%
USI, Inc.
5.30% (1 Month USD LIBOR + 3.00%) due 05/16/24		4,200,000	4,207,014
National Financial Partners Corp.
4.88% (1 Month USD LIBOR + 3.00%) due 01/08/24		2,275,160	2,279,437
HUB International Ltd.
4.84% (3 Month USD LIBOR + 3.00%) due 10/02/20		1,139,343	1,144,880
LPL Holdings, Inc.
4.56% (3 Month USD LIBOR + 2.25% and 1 Month USD LIBOR + 2.25%) due 09/23/24		997,500	999,994

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20	232,921	$232,728
Total Financial		8,864,053

Basic Materials - 0.1%
Road Infrastructure Investment
5.38% (1 Month USD LIBOR + 3.50% and Commercial Prime Lending Rate + 2.50%) due 06/13/23	4,394,746	4,402,086
Nexeo Solutions LLC
5.27% (3 Month USD LIBOR + 3.25% and 1 Month USD LIBOR + 3.25%) due 06/09/23	1,670,420	1,686,088
Total Basic Materials		6,088,174

Utilities - 0.0%
Invenergy Thermal Operating I, LLC
7.80% (3 Month USD LIBOR + 5.50%) due 10/19/22	2,464,754	2,335,354
Total Senior Floating Rate Interests
(Cost $166,397,411)		164,155,045

MUNICIPAL BONDS†† - 0.7%
California - 0.4%
Poway Unified School District General Obligation Unlimited
due 08/01/40[9]	10,000,000	4,184,700
due 08/01/38[9]	8,460,000	3,889,062
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[9]	8,565,000	2,904,734
due 08/01/39[9]	4,000,000	1,765,200
due 08/01/40[9]	2,500,000	1,054,600
due 08/01/41[9]	2,000,000	804,160
due 08/01/43[9]	1,900,000	701,100
San Diego Unified School District General Obligation Unlimited
due 07/01/39[9]	7,150,000	3,213,639
due 07/01/46[9]	2,200,000	734,910
due 07/01/43[9]	1,350,000	511,704
Cypress School District General Obligation Unlimited
due 08/01/48[9]	14,450,000	3,684,027
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[9]	5,295,000	2,995,223
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[9]	4,750,000	1,581,228
Antelope Valley Community College District General Obligation Unlimited
due 08/01/36[9]	2,800,000	1,314,572
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[9]	3,600,000	1,089,108
Santa Cruz County Redevelopment Agency Tax Allocation
3.75% due 09/01/32	850,000	836,562
Wiseburn School District General Obligation Unlimited
due 08/01/34[9]	900,000	485,694

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[9]	700,000	$367,717
Total California		32,117,940

Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,862,476
5.10% due 06/01/33	2,500,000	2,629,150
6.63% due 02/01/35	1,820,000	2,129,382
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,489,280
Total Illinois		16,110,288

Texas - 0.1%
Wylie Independent School District General Obligation Unlimited
due 08/15/46[9]	10,000,000	3,136,400
due 08/15/43[9]	4,000,000	1,431,360
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[9]	2,850,000	834,109
due 11/15/41[9]	1,500,000	540,105
Total Texas		5,941,974

Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[9]	3,850,000	2,145,336

Puerto Rico - 0.0%
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	1,500,000	1,562,805

Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[9]	4,100,000	1,502,035

Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[9]	995,000	386,587
due 01/01/37[9]	570,000	266,857
Total Pennsylvania		653,444
Total Municipal Bonds
(Cost $59,042,321)		60,033,822

COMMERCIAL PAPER†† - 1.0%
Mondelez International, Inc.
1.91% due 04/09/18[15]	36,000,000	35,984,800
AutoZone, Inc.
2.30% due 04/13/18[15]	25,000,000	24,980,833
2.20% due 04/09/18[15]	3,000,000	2,998,533
Total AutoZone, Inc.		27,979,366
Marriott International, Inc.
2.04% due 04/04/18[15]	20,000,000	19,996,600
Hershey Co.
1.70% due 04/04/18[15]	4,000,000	3,999,433
Intercontinental Exchange, Inc.
1.80% due 04/10/18[15]	3,400,000	3,398,470
Molex Electronics Technologies, LLC.
2.20% due 04/03/18[15]	2,750,000	2,749,664
Amphenol Corp.
2.20% due 04/09/18[15]	2,700,000	2,698,680
Unilever Capital Corp.
1.78% due 04/09/18[15]	1,000,000	999,605
Total Commercial Paper
(Cost $97,806,618)		97,806,618

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

	Face Amount~	Value

REPURCHASE AGREEMENT††,16 - 0.3%
BNP Paribas issued 03/06/18 at 1.90% due 04/03/18	25,000,000	$25,000,000
Total Repurchase Agreement
(Cost $25,000,000)		25,000,000

	Contracts

OTC OPTIONS PURCHASED†† - 0.1%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $284,634,740)	58,955	7,104,077
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000 (Notional Value $339,087,708)	1,284	3,165,060
Total OTC Options Purchased
(Cost $16,368,115)		10,269,137

Total Investments - 101.2%
(Cost $9,774,555,538)		$9,752,020,729
Other Assets & Liabilities, net - (1.2)%		(111,675,306)
Total Net Assets - 100.0%		$9,640,345,423

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/11/27	$(911,700,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Quarterly	08/16/20	(787,700,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	08/11/22	(212,000,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Quarterly	08/22/24	(142,600,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.09%	Quarterly	09/05/27	(58,600,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	Quarterly	02/13/24	(108,330,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	(50,400,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.15%	Quarterly	08/21/27	(49,300,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.19%	Quarterly	08/15/27	(50,200,000)
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.07%	Quarterly	05/26/24	(59,730,000)

Counterparty	Market Value	Premiums Paid	Unrealized Gain
BofA Merrill Lynch	$42,319,318	$18,082,354	$24,236,964
BofA Merrill Lynch	16,615,075	4,206,437	12,408,638
BofA Merrill Lynch	6,975,977	1,576,828	5,399,149
BofA Merrill Lynch	6,257,564	2,457,472	3,800,092
BofA Merrill Lynch	3,480,434	725	3,479,709
BofA Merrill Lynch	3,350,601	—	3,350,601
BofA Merrill Lynch	2,917,648	73,287	2,844,361
BofA Merrill Lynch	2,638,139	652	2,637,487
BofA Merrill Lynch	2,530,225	702	2,529,523
BofA Merrill Lynch	2,233,145	315	2,232,830
	$89,318,126	$26,398,772	$62,919,354

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
BofA Merrill Lynch	14,051,240,000	HUF	12/27/18	$58,029,404	$(56,519,511)	$1,509,893
Citigroup	233,830,000	BRL	04/02/18	71,877,239	(70,840,402)	1,036,837
Goldman Sachs	64,000,000	BRL	04/02/18	19,637,323	(19,389,239)	248,084
BofA Merrill Lynch	6,030,527,700	HUF	12/20/18	24,683,156	(24,243,264)	439,892
J.P. Morgan Chase & Co.	448,000,000	CZK	04/20/18	22,110,900	(21,743,239)	367,661
Goldman Sachs	5,937,983,100	HUF	12/20/18	24,124,971	(23,871,226)	253,745
Citigroup	8,800,000,000	HUF	05/23/18	35,046,147	(34,802,187)	243,960
Deutsche Bank	1,537,500,000	HUF	06/22/18	6,256,104	(6,094,406)	161,698
BofA Merrill Lynch	1,845,000,000	HUF	06/22/18	7,460,575	(7,313,287)	147,288
Goldman Sachs	1,801,868,000	HUF	06/22/18	7,202,606	(7,142,318)	60,288
Goldman Sachs	1,560,000	HUF	04/25/18	6,200,729	(6,156,530)	44,199
Citigroup	208,000	HUF	04/25/18	827,498	(820,871)	6,627
Morgan Stanley	1,517,000,000	JPY	06/04/18	14,364,497	(14,316,263)	48,234
Deutsche Bank	4,855,000	EUR	04/06/18	6,002,018	(5,975,349)	26,669
Goldman Sachs	29,700,000	SEK	04/18/18	3,587,520	(3,562,015)	25,505
Morgan Stanley	520,000,000	HUF	11/21/18	2,099,399	(2,085,501)	13,898
Goldman Sachs	280,120,000	HUF	07/18/18	1,122,861	(1,112,563)	10,298
BofA Merrill Lynch	1,754,000	EUR	04/10/18	2,165,190	(2,159,447)	5,743
Citigroup	770,614	CZK	04/06/18	37,202	(37,342)	(140)
J.P. Morgan Chase & Co.	230,000,000	CZK	04/06/18	11,099,047	(11,145,192)	(46,145)
J.P. Morgan Chase & Co.	1,350,000,000	HUF	12/27/18	5,358,206	(5,430,221)	(72,015)
Citigroup	13,800,000	EUR	05/18/18	16,951,216	(17,040,066)	(88,850)
Goldman Sachs	10,460,000	EUR	04/05/18	12,781,869	(12,872,739)	(90,870)
Goldman Sachs	806,000,000	CZK	04/13/18	38,925,915	(39,087,522)	(161,607)
						$4,190,892

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	208,481,000	BRL	04/02/18	$63,106,070	$63,160,749	$54,679
Citigroup	89,349,000	BRL	04/02/18	27,110,781	27,068,892	(41,889)
						$12,790

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,244,721,248 (cost $4,246,274,825), or 44.0% of total net assets.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $109,577,886 (cost $109,808,462), or 1.1% of total net assets — See Note 9.
[7]	Security is an interest-only strip. Rate indicated is effective yield at March 29, 2018.
[8]	Maturity date indicated is next interest reset date.
[9]	Zero coupon rate security.
[10]	Perpetual maturity.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	Security is in default of interest and/or principal obligations.
[13]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[14]	Term loan interests in the Fund’s portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreement — See additional disclosure on page 54 for more information on repurchase agreements.
BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
CZK — Czech Koruna
EUR — Euro
EURIBOR — European Interbank Offered Rate
HUF — Hungarian Forint
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
OTC — Over the Counter
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
USD — United States Dollar
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$3,374,051,103	$—	$11,835,918	$3,385,887,021
Collateralized Mortgage Obligations	—	3,052,384,462	—	64,682,224	3,117,066,686
Commercial Paper	—	97,806,618	—	—	97,806,618
Common Stocks	7,414	—	—	—	7,414
Corporate Bonds	—	705,427,785	—	15,942,180	721,369,965
Forward Foreign Currency Exchange Contracts	—	—	4,705,198	—	4,705,198
Federal Agency Bonds	—	388,499,374	—	—	388,499,374
Foreign Government Bonds	—	297,137,125	—	—	297,137,125
Interest Rate Swap Agreements	—	—	62,919,354	—	62,919,354
Money Market Fund	279,006,141	—	—	—	279,006,141
Municipal Bonds	—	60,033,822	—	—	60,033,822
Mutual Funds	184,301,715	—	—	—	184,301,715
Options Purchased	—	10,269,137	—	—	10,269,137
Preferred Stocks	—	1,037,952	—	—	1,037,952
Repurchase Agreement	—	25,000,000	—	—	25,000,000
Senior Floating Rate Interests	—	164,155,045	—	—	164,155,045
U.S. Government Securities	—	1,020,442,714	—	—	1,020,442,714
Total Assets	$463,315,270	$9,196,245,137	$67,624,552	$92,460,322	$9,819,645,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$501,516	$—	$501,516
Unfunded Loan Commitments (Note 8)	—	—	—	184,780	184,780
Total Liabilities	$—	$—	$501,516	$184,780	$686,296

*	Other financial instruments include forward foreign currency exchange contracts and swap agreements, which are reported as unrealized gain/loss at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/29/18	Valuation Technique	Unobservable Inputs
Assets:
Asset-Backed Securities	$11,835,918	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	64,682,224	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	15,942,180	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total Assets	$92,460,322

Liabilities:
Unfunded Loan Commitments	$184,780	Model Price	Purchase Price

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, the Fund had securities with a total value of $43,009,994 transfer out of level 3 into level 2 due to changes in the securities valuation method based on availability of observable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Assets					Liabilities
	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
TOTAL RETURN BOND
Beginning Balance	$1,064,875	$12,011,785	$24,125,526	$121,997,532	$159,199,718	$(56,979)
Purchases/Receipts	1,048,178	—	—	—	1,048,178	(152,534)
Sales, maturities and paydowns/Fundings	(1,090,711)	(160,392)	(203,869)	(22,407,480)	(23,862,452)	146,178
Total realized gains or losses included in earnings	55,721	—	(4,692)	140,506	191,535	—
Total change in unrealized gains or losses included in earnings	(179,253)	(15,475)	196,263	(1,108,198)	(1,106,663)	(121,445)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(898,810)	—	(8,171,048)	(33,940,136)	(43,009,994)	—
Ending Balance	$—	$11,835,918	$15,942,180	$64,682,224	$92,460,322	$(184,780)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 29, 2018	$—	$(16,827)	$(85,072)	$8,103	$(93,796)	$(121,445)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 29, 2018
TOTAL RETURN BOND FUND

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At March 29, 2018, the repurchase agreements entered into by the Fund were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp.			MASTR Adjustable Rate Mortgages Trust
1.90%			2.07%
04/03/18	$25,000,000	$25,035,625	05/25/47	$64,321,000	$51,077,306

			Fannie Mae Connecticut Avenue Securities
			4.47%
			05/25/24	10,200,000	10,799,760
				$74,521,000	$61,877,066

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 29, 2018
TOTAL RETURN BOND FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$77,103,355	$33,112,484	$(1,000,000)	$5,376	$(202,743)	$109,018,472
Guggenheim Strategy Fund I	12,326,353	13,321,506	(500,000)	5,175	(43,878)	25,109,156
Guggenheim Strategy Fund II	14,363,426	10,747,950	—	—	(28,812)	25,082,564
Guggenheim Strategy Fund III	9,347,011	15,744,763	—	—	(251)	25,091,523
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20	14,487	—	(190)	—	175	14,472
Closed-End Funds
Guggenheim Strategic Opportunities Fund	10,260,018	—	(10,410,588)	1,932,361	(1,781,791)	—
	$123,414,650	$72,926,703	$(11,910,778)	$1,942,912	$(2,057,300)	$184,316,187

Security Name	Shares 03/29/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	4,191,406	$2,095,400	$—
Guggenheim Strategy Fund I	1,002,362	216,194	4,496
Guggenheim Strategy Fund II	1,002,901	239,528	7,687
Guggenheim Strategy Fund III	1,002,458	190,977	2,836
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20	14,536	875	—
Closed-End Funds
Guggenheim Strategic Opportunities Fund	—	219,695	—
		$2,962,669	$15,019

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TOTAL RETURN BOND FUND

March 29, 2018

Assets:
Investments in unaffiliated issuers (cost $9,565,339,335)	$9,542,704,542
Investments in affiliated issuers, at value (cost $184,216,203)	184,316,187
Repurchase agreements, at value (cost $25,000,000)	25,000,000
Foreign currency, at value (cost $43,511)	43,400
Cash	461,278
Segregated cash with broker	42,715,000
Unamortized upfront premiums paid on interest rate swaps	26,398,772
Unrealized appreciation on forward foreign currency exchange contracts	4,705,198
Prepaid expenses	606,999
Receivables:
Securities sold	215,168,403
Interest	31,368,732
Fund shares sold	17,719,877
Dividends	478,479
Total assets	10,091,686,867

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	501,516
Unfunded loan commitments, at value (Note 8) (proceeds $146,178)	184,780
Segregated cash due to broker	28,533,941
Payable for:
Securities purchased	388,842,291
Fund shares redeemed	23,477,268
Variation margin on swap agreements	1,794,452
Management fees	1,647,750
Swap settlement	1,230,243
Fund accounting/administration fees	645,481
Distribution and service fees	558,458
Transfer agent/maintenance fees	126,805
Trustees’ fees*	1,768
Due to advisor	261
Miscellaneous	3,796,430
Total liabilities	451,341,444
Net assets	$9,640,345,423

Net assets consist of:
Paid in capital	$9,594,655,502
Accumulated net investment loss	(3,932,281)
Accumulated net realized gain on investments	5,085,474
Net unrealized appreciation on investments	44,536,728
Net assets	$9,640,345,423

A-Class:
Net assets	$815,197,730
Capital shares outstanding	30,259,965
Net asset value per share	$26.94
Maximum offering price per share (Net asset value divided by 96.00%)	$28.06

C-Class:
Net assets	$268,128,977
Capital shares outstanding	9,952,145
Net asset value per share	$26.94

P-Class:
Net assets	$736,981,234
Capital shares outstanding	27,364,236
Net asset value per share	$26.93

R6-Class:
Net assets	$30,255,466
Capital shares outstanding	1,121,503
Net asset value per share	$26.98

Institutional Class:
Net assets	$7,789,782,016
Capital shares outstanding	288,920,515
Net asset value per share	$26.96

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
TOTAL RETURN BOND FUND

Period Ended March 29, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$149,334
Dividends from securities of affiliated issuers	2,962,669
Interest	147,602,716
Other income	1,708
Total investment income	150,716,427

Expenses:
Management fees	18,333,533
Distribution and service fees:
A-Class	996,045
C-Class	1,304,635
P-Class	845,271
Transfer agent/maintenance fees:
A-Class	540,699
C-Class	155,613
P-Class	404,041
R6-Class	1,536
Institutional Class	2,885,030
Recoupment of previously waived fees:
A-Class	20,369
C-Class	2,737
P-Class	9,630
R6-Class	262
Institutional Class	4
Fund accounting/administration fees	3,550,971
Line of credit fees	175,798
Custodian fees	77,272
Trustees’ fees*	51,684
Miscellaneous	1,200,631
Total expenses	30,555,761
Less:
Expenses reimbursed by Adviser:
A-Class	(265,827)
C-Class	(60,549)
P-Class	(168,038)
R6-Class	(996)
Institutional Class	(2,670,486)
Expenses waived by Adviser	(1,643,313)
Total waived/reimbursed expenses	(4,809,209)
Net expenses	25,746,552
Net investment income	124,969,875

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	21,719,711
Investments in affiliated issuers	1,942,912
Distributions received from affiliated investment company shares	15,019
Swap agreements	7,272,968
Foreign currency transactions	307,576
Forward currency exchange contracts	(12,592,196)
Options purchased	(759,886)
Options written	3,633,552
Net realized gain	21,539,656
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(112,067,948)
Investments in affiliated issuers	(2,057,300)
Swap agreements	53,611,340
Options purchased	(6,143,062)
Options written	(3,456,921)
Foreign currency translations	(15,156)
Forward foreign currency exchange contracts	6,306,173
Net change in unrealized appreciation (depreciation)	(63,822,874)
Net realized and unrealized loss	(42,283,218)
Net increase in net assets resulting from operations	$82,686,657

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

STATEMENTS OF CHANGES IN NET ASSETS
TOTAL RETURN BOND FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$124,969,875	$193,285,181
Net realized gain on investments	21,539,656	5,193,919
Net change in unrealized appreciation (depreciation) on investments	(63,822,874)	43,798,164
Net increase in net assets resulting from operations	82,686,657	242,277,264

Distributions to shareholders from:
Net investment income
A-Class	(10,054,059)	(22,443,652)
C-Class	(2,313,667)	(6,346,353)
P-Class	(8,522,256)	(11,837,451)
R6-Class	(355,010)	(106,334)*
Institutional Class	(101,005,819)	(170,419,239)
Net realized gains
A-Class	—	(2,595,729)
C-Class	—	(928,930)
P-Class	—	(771,149)
R6-Class	—	(418)*
Institutional Class	—	(13,065,720)
Total distributions to shareholders	(122,250,811)	(228,514,975)

Capital share transactions:
Proceeds from sale of shares
A-Class	246,240,569	484,488,429
C-Class	49,183,647	101,568,902
P-Class	307,321,085	506,776,191
R6-Class	24,679,413	14,004,848 *
Institutional Class	2,569,881,853	4,556,576,807
Distributions reinvested
A-Class	8,314,190	21,426,257
C-Class	1,922,581	5,774,378
P-Class	8,490,610	12,575,292
R6-Class	318,774	106,752 *
Institutional Class	82,712,537	148,909,327
Cost of shares redeemed
A-Class	(180,709,013)	(307,329,650)
C-Class	(32,993,128)	(71,178,051)
P-Class	(148,152,845)	(111,875,823)
R6-Class	(8,324,983)	(464,812)*
Institutional Class	(1,250,392,028)	(1,325,029,178)
Net increase from capital share transactions	1,678,493,262	4,036,329,669
Net increase in net assets	1,638,929,108	4,050,091,958

Net assets:
Beginning of period	8,001,416,315	3,951,324,357
End of period	$9,640,345,423	$8,001,416,315
Accumulated net investment loss at end of period	$(3,932,281)	$(6,651,345)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
TOTAL RETURN BOND FUND

	Period Ended March 29, 2018 (Unaudited)	Year Ended September 30, 2017
Capital share activity:
Shares sold
A-Class	9,108,198	18,097,238
C-Class	1,817,763	3,786,837
P-Class	11,365,015	18,936,622
R6-Class	910,952	519,216 *
Institutional Class	95,034,951	170,061,911
Shares issued from reinvestment of distributions
A-Class	307,553	801,866
C-Class	71,116	216,143
P-Class	314,218	468,997
R6-Class	11,777	3,992 *
Institutional Class	3,057,373	5,551,921
Shares redeemed
A-Class	(6,696,050)	(11,494,371)
C-Class	(1,221,308)	(2,660,260)
P-Class	(5,489,844)	(4,177,643)
R6-Class	(307,348)	(17,086)*
Institutional Class	(46,266,443)	(49,487,333)
Net increase in shares	62,017,923	150,608,050

*	Since commencement of operations: October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

FINANCIAL HIGHLIGHTS
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$27.05	$27.23	$26.50	$26.94	$26.16	$26.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.83	.96	.94	1.01	1.20
Net gain (loss) on investments (realized and unrealized)	(.12)	.05	.81	(.25)	1.13	(.28)
Total from investment operations	.23	.88	1.77	.69	2.14	.92
Less distributions from:
Net investment income	(.34)	(.95)	(1.04)	(1.09)	(1.36)	(1.23)
Net realized gains	—	(.11)	—	(.04)	—	(.04)
Total distributions	(.34)	(1.06)	(1.04)	(1.13)	(1.36)	(1.27)
Net asset value, end of period	$26.94	$27.05	$27.23	$26.50	$26.94	$26.16

Total Return[h]	0.86%	3.33%	6.88%	2.56%	8.34%	3.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$815,198	$744,989	$548,223	$435,760	$90,805	$74,328
Ratios to average net assets:
Net investment income (loss)	2.58%	3.08%	3.63%	3.50%	3.80%	4.47%
Total expenses[c]	0.92%	1.02%	1.15%	1.10%	1.19%	1.27%
Net expenses[d,e,i]	0.81%	0.87%	0.97%	0.91%	0.94%	0.98%
Portfolio turnover rate	26%	72%	86%	74%	52%	94%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$27.05	$27.23	$26.50	$26.94	$26.16	$26.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.65	.75	.74	.82	.99
Net gain (loss) on investments (realized and unrealized)	(.12)	.03	.82	(.25)	1.12	(.27)
Total from investment operations	.13	.68	1.57	.49	1.94	.72
Less distributions from:
Net investment income	(.24)	(.75)	(.84)	(.89)	(1.16)	(1.02)
Net realized gains	—	(.11)	—	(.04)	—	(.04)
Total distributions	(.24)	(.86)	(.84)	(.93)	(1.16)	(1.06)
Net asset value, end of period	$26.94	$27.05	$27.23	$26.50	$26.94	$26.16

Total Return[h]	0.48%	2.58%	6.08%	1.82%	7.58%	2.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$268,129	$251,177	$216,255	$89,320	$25,107	$15,654
Ratios to average net assets:
Net investment income (loss)	1.83%	2.44%	2.82%	2.75%	3.10%	3.70%
Total expenses[c]	1.65%	1.74%	1.83%	1.80%	1.90%	2.07%
Net expenses[d,e,i]	1.57%	1.60%	1.69%	1.63%	1.66%	1.77%
Portfolio turnover rate	26%	72%	86%	74%	52%	94%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$27.04	$27.23	$26.49	$26.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.85	.96	.36
Net gain (loss) on investments (realized and unrealized)	(.12)	.03	.84	(.43)
Total from investment operations	.23	.88	1.80	(.07)
Less distributions from:
Net investment income	(.34)	(.96)	(1.06)	(.42)
Net realized gains	—	(.11)	—	—
Total distributions	(.34)	(1.07)	(1.06)	(.42)
Net asset value, end of period	$26.93	$27.04	$27.23	$26.49

Total Return[h]	0.86%	3.34%	6.97%	(0.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$736,981	$572,644	$161,928	$12,509
Ratios to average net assets:
Net investment income (loss)	2.59%	3.14%	3.58%	3.20%
Total expenses[c]	0.90%	1.03%	0.96%	1.02%
Net expenses[d,e,i]	0.81%	0.86%	0.82%	0.84%
Portfolio turnover rate	26%	72%	86%	74%

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Period Ended March 29, 2018[a]	Period Ended Sept. 30, 2017[g]
Per Share Data
Net asset value, beginning of period	$27.09	$27.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.86
Net gain (loss) on investments (realized and unrealized)	(.12)	.18
Total from investment operations	.27	1.04
Less distributions from:
Net investment income	(.38)	(.99)
Net realized gains	—	(.11)
Total distributions	(.38)	(1.10)
Net asset value, end of period	$26.98	$27.09

Total Return[h]	1.01%	3.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,255	$13,709
Ratios to average net assets:
Net investment income (loss)	2.92%	3.35%
Total expenses[c]	0.53%	0.65%
Net expenses[d,e,i]	0.49%	0.51%
Portfolio turnover rate	26%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 29, 2018[a]	Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Per Share Data
Net asset value, beginning of period	$27.07	$27.26	$26.53	$26.97	$26.19	$26.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.93	1.05	1.03	1.09	1.28
Net gain (loss) on investments (realized and unrealized)	(.12)	.04	.82	(.25)	1.14	(.27)
Total from investment operations	.27	.97	1.87	.78	2.23	1.01
Less distributions from:
Net investment income	(.38)	(1.05)	(1.14)	(1.18)	(1.45)	(1.32)
Net realized gains	—	(.11)	—	(.04)	—	(.04)
Total distributions	(.38)	(1.16)	(1.14)	(1.22)	(1.45)	(1.36)
Net asset value, end of period	$26.96	$27.07	$27.26	$26.53	$26.97	$26.19

Total Return[h]	1.02%	3.68%	7.26%	2.91%	8.74%	3.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,789,782	$6,418,897	$3,024,918	$1,409,171	$270,668	$78,318
Ratios to average net assets:
Net investment income (loss)	2.90%	3.47%	3.94%	3.83%	4.09%	4.78%
Total expenses[c]	0.61%	0.68%	0.79%	0.76%	0.81%	0.89%
Net expenses[d,e,i]	0.50%	0.52%	0.59%	0.57%	0.57%	0.64%
Portfolio turnover rate	26%	72%	86%	74%	52%	94%

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
TOTAL RETURN BOND FUND

[a]	Unaudited figures for the period ended March 29, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of total and net expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

	03/29/18	09/30/17
A-Class	0.01%	0.01%
C-Class	0.00%	0.01%
P-Class	0.00%	0.01%
R6-Class	0.00%	0.00%
Institutional Class	0.00%	0.00%

[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: October 19, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the year would be:

	03/29/18	09/30/17	09/30/16	09/30/15	09/30/14	09/30/13
A-Class	0.81%	0.84%	0.87%	0.84%	0.86%	0.86%
C-Class	1.57%	1.57%	1.60%	1.56%	1.58%	1.64%
P-Class	0.81%	0.83%	0.75%	0.75%	N/A	N/A
R6-Class	0.49%	0.48%	N/A	N/A	N/A	N/A
Institutional Class	0.49%	0.49%	0.49%	0.50%	0.50%	0.52%

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares of the Fund are offered primarily through qualified retirement and benefit plans. Class R6 shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase Class R6 shares subject to a $2,000,000 minimum initial investment. At March 29, 2018, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Total Return Bond Fund (the “Fund”), a diversified investment company. Only A-Class, C-Class, P-Class, R6-Class and Institutional Class shares had been issued by the Fund.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD” or the “Distributor”) acts as principal underwriter for the Trust. GI and GFD are affliated entities.

Significant Accounting Policies

March 29, 2018 represents the last day during the Fund’s semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Loans

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 29, 2018.

(d) Interests in Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(f) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(g) Forward foreign currency exchange contracts

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(h) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively. Cash flows received in excess of the effective yield are reflected as a return of capital.

(j) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(k) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(l) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 29, 2018, there were no earnings credits received.

(m) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.68% at March 29, 2018.

(n) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options purchased on a quarterly basis for the period ended March 29,2018:

Use	Average Notional Amount
Duration, Hedge	311,861,224

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis for the period ended March 29, 2018 :

	Average Notional Amount
Use	Long	Short
Duration, Hedge	$—	$2,425,560

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a quarterly basis for the period ended March 29,2018:

	Average Value
Use	Purchased	Sold
Hedge, Income	$206,419,872	$22,557,410

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 29, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Interest Rate contracts		Variation margin on swap agreements
Equity Contracts	Investments in unaffiliated issuers, at value

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 29, 2018:

Asset Derivative Investments Value
Swaps Interest Rate Contracts*	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 29, 2018
$62,919,354	$10,269,137	$4,705,198	$77,893,689

Liability Derivative Investments Value
Forward Foreign Currency Exchange Contracts	Total Value at March 29, 2018
$501,516	$501,516

*	Includes cumulative appreciation (depreciation) of swap agreements as reported on the Schedule of Investments. Only current days variation margin is reported within the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 29, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Interest Rate contracts	Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 29, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Options Written Interest Rate Contracts	Options Purchased Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
$7,272,968	$3,633,552	$(759,886)	$(12,592,196)	$(2,445,562)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Options Written Interest Rate Contracts	Options Purchased Interest Rate Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
$53,611,340	$(3,456,921)	$(44,084)	$(6,098,978)	$6,306,173	$50,317,530

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypotheticated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Options equity contracts	$10,269,137	$—	$10,269,137	$—	$—	$10,269,137
Forward foreign currency exchange contracts	4,705,198	—	4,705,198	(501,516)	(614,306)	3,589,376

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$501,516	$—	$501,516	$(501,516)	$—	$—

[1]	Exchanged traded and centrally cleared derivatives are excluded from these reported amounts.

The centrally cleared swaps held in the fund are not subject to netting agreements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents deposits held by others in connection with derivative investments as of March 29, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Fund has the right to offset these deposits against any related liabilities outstanding with each counterparty.

Counterparty	Asset Type	Cash Pledged	Cash Received
Deutsche Bank	Forward foreign currency contracts	$—	$270,000
Morgan Stanley	Forward foreign currency contracts	—	10,000
Goldman Sachs Group	Forward foreign currency contracts	—	410,000
BofA Merrill Lynch	Interest rate swap agreements and options	42,345,000	26,363,171
Citigroup	Forward foreign currency contracts	—	1,480,770
JPMorgan Chase & Co.	Forward foreign currency contracts	370,000	—
Total		$42,715,000	$28,533,941

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information

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and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund’s fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.39% of the average daily net assets. Effective November 20, 2017, the advisory fee for the Fund was reduced from 0.50% to 0.39%. The advisory fee breakpoint of 5 basis points (0.05%) on average daily net assets above $5 billion for the Fund was removed as the breakpoint is no longer necessary or applicable in light of the aformentioned advisory fee reduction.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

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The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Total Return Bond Fund - A-Class	0.79%	11/20/17	02/01/20
Total Return Bond Fund - C-Class	1.54%	11/20/17	02/01/20
Total Return Bond Fund -P-Class	0.79%	11/20/17	02/01/20
Total Return Bond Fund - R6-Class	0.50%	10/19/16	02/01/20
Total Return Bond Fund - Institutional Class	0.50%	11/30/12	02/01/20

Prior to November 20, 2017, the limits in effect were as follows:

	Limit	Effective Date	Contract End Date
Total Return Bond Fund - A-Class	0.90%	11/30/12	02/01/19
Total Return Bond Fund - C-Class	1.65%	11/30/12	02/01/19
Total Return Bond Fund - P-Class	0.90%	05/01/15	02/01/19
Total Return Bond Fund - R6-Class	0.50%	10/19/16	02/01/19
Total Return Bond Fund - Institutional Class	0.50%	11/30/12	02/01/19

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 29, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Total
Total Return Bond Fund
A-Class	$576,490	$886,912	$902,097	$383,594	$2,749,093
C-Class	99,359	201,092	297,149	99,756	697,356
P-Class	—	66,723	562,669	261,550	890,942
R6-Class	—	—	4,225	3,971	8,196
Institutional Class	1,646,773	4,174,107	6,941,687	3,701,879	16,464,446

For the period ended March 29, 2018, GI recouped $33,002 from the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 29, 2018, the Fund waived $358,459 related to investments in affiliated funds.

For the period ended March 29, 2018, GFD retained sales charges of $252,432 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$9,779,381,253	$140,848,577	$(101,086,065)	$39,762,512

Note 7 – Securities Transactions

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$3,698,335,148	$2,150,267,180

For the period ended March 29, 2018, the cost of purchases and proceeds from sales of government securities were as follows:

Purchases	Sales
$414,963,575	$117,811,485

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 29, 2018, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$6,368,820	$2,082,611	$43,313

Note 8 –Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 29, 2018. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 29, 2018, were as follows:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/19	$1,124,444	$184,780

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 2.33% (1 Month USD LIBOR + 0.55%) due 03/15/19[1,4]	11/30/11	$335,966	$18,432
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52	04/23/15	4,685,428	4,885,203
Capmark Military Housing Trust
2006-RILY, 2.11% (1 Month USD LIBOR + 0.37%) due 07/10/51†††,1	10/11/16	4,284,042	4,895,208
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52	09/18/14	8,225,685	8,083,118
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††	05/20/16	10,701,468	10,433,457
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	10/16/15	2,141,207	2,222,094
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	21,258,832	21,267,926
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	818,434	190,950
Customers Bank
6.13% due 06/26/29[3]	06/24/14	2,000,000	2,076,378
Fort Benning Family Communities LLC
2.13% (1 Month USD LIBOR + 0.35%) due 01/15/36†††,1	03/27/15	4,821,403	4,894,085
Fort Eustis/Fort Story Housing LLC
5.51% due 12/15/40	12/18/17	2,289,364	2,207,071
Fort Knox Military Housing Privatization Project
2.12% (1 Month USD LIBOR + 0.34%) due 02/15/52†††,1	04/09/15	1,118,605	1,138,715
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52	04/09/15	1,947,745	1,996,022
GMAC Commercial Mortgage Asset Corp.
2005-DRUM, 5.47% due 05/10/50†††	05/20/16	4,978,653	4,974,988
GMAC Commercial Mortgage Asset Corp.
2005-BLIS, 5.25% due 07/10/50†††	05/20/16	2,593,170	2,443,732

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
Highland Park CDO I Ltd.
2006-1A, 2.34% (1 Month USD LIBOR + 0.40%) due 11/25/51[1]	04/14/15	$2,688,521	$2,762,283
HP Communities LLC
5.78% due 03/15/46	08/23/16	2,542,719	2,308,123
HP Communities LLC
5.62% due 09/15/32	06/09/14	1,009,721	1,061,702
HP Communities LLC
5.86% due 09/15/53	10/06/16	1,614,184	1,518,726
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50	10/07/16	17,826,554	18,708,343
Offutt AFB America First Community LLC
5.46% due 09/01/50	02/21/17	6,355,045	6,720,879
Pacific Beacon LLC
5.51% due 07/15/36	08/23/17	584,541	552,832
Pacific Northwest Communities LLC
5.91% due 06/15/50	05/22/14	1,000,000	1,060,691
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	2,390,603	2,231,048
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[4]	03/21/12	777,505	95,770
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48	11/27/13	819,067	830,110
		$109,808,462	$109,577,886

†††	Value determined based on Level 3 inputs.
[1]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is in default of interest and/or principal obligations.

Note 10 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (1.68% at March 29, 2018) plus 1/2 of 1%.The Funds that participate in the line of credit paid upfront costs of $982,952 to renew the line of credit.

The commitment fee that may be paid by the Fund is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Fund did not have any borrowings under this agreement as of and for the period ended March 29, 2018.

The allocated commitment fee amount for the Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	51	Current: Trustee, Purpose Investments Funds (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	51	Current: PPM Fund Board (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present)
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48	Current: Western Asset Inflation-Linked Opportunities & income Fund (2014-present); Western Asset Inflation-Linked Income Fund (2003-present). Former: Bennett Group of Funds (2011-2013).

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	Trustee is an “Interested person” (as defined in section 2(a) of the 1940 Act)(“Interested Trustee”) of the Trust because of her affiliation with Guggenheim Investments.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Assistant Treasurer, certain other funds in the Fund Complex (2016-present); Assistant Treasurer, certain other funds in the fund cmplex (2016-present).

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 6, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 6, 2018

*	Print the name and title of each signing officer under his or her signature.